                                  UNITED STATES
                       SECURITIES AND EXCHANGE COMMISSION
                             Washington, D.C. 20549

                                   FORM N-CSR

                   CERTIFIED SHAREHOLDER REPORT OF REGISTERED
                         MANAGEMENT INVESTMENT COMPANIES

Investment Company Act File Number 811-4646

                     RIVERSOURCE CALIFORNIA TAX-EXEMPT TRUST
               (Exact name of registrant as specified in charter)

         50606 Ameriprise Financial Center, Minneapolis, Minnesota 55474
               (Address of principal executive offices) (Zip code)

   Scott R. Plummer - 5228 Ameriprise Financial Center, Minneapolis, MN 55474
                     (Name and address of agent for service)

Registrant's telephone number, including area code: (612) 671-1947

Date of fiscal year end: 8/31

Date of reporting period: 8/31

Annual Report
and Prospectus

                                                  (RIVERSOURCE INVESTMENTS LOGO)
RIVERSOURCE(R) CALIFORNIA TAX-EXEMPT FUND
RIVERSOURCE MASSACHUSETTS TAX-EXEMPT FUND
RIVERSOURCE MICHIGAN TAX-EXEMPT FUND
RIVERSOURCE MINNESOTA TAX-EXEMPT FUND
RIVERSOURCE NEW YORK TAX-EXEMPT FUND
RIVERSOURCE OHIO TAX-EXEMPT FUND

ANNUAL REPORT FOR THE
PERIOD ENDED AUGUST 31, 2007
(Prospectus also enclosed)


EACH FUND SEEKS TO PROVIDE
SHAREHOLDERS WITH A HIGH LEVEL OF
INCOME GENERALLY EXEMPT FROM
FEDERAL INCOME TAX AS WELL AS FROM
THE RESPECTIVE STATE AND LOCAL
INCOME TAX.

This annual report includes a prospectus that describes in detail the Fund's objective, investment strategy, risks, sales charges, fees and other matters of interest. Please read the prospectus carefully before you invest or send money.

TABLE OF CONTENTS

Fund Snapshot
   RiverSource California Tax-Exempt
      Fund..........................      2
   RiverSource Massachusetts
      Tax-Exempt Fund...............      3
   RiverSource Michigan Tax-Exempt
      Fund..........................      4
   RiverSource Minnesota Tax-Exempt
      Fund..........................      5
   RiverSource New York Tax-Exempt
      Fund..........................      6
   RiverSource Ohio Tax-Exempt
      Fund..........................      7
Performance Summary
   RiverSource California Tax-Exempt
      Fund..........................      8
   RiverSource Massachusetts
      Tax-Exempt Fund...............     10
   RiverSource Michigan Tax-Exempt
      Fund..........................     12
   RiverSource Minnesota Tax-Exempt
      Fund..........................     14
   RiverSource New York Tax-Exempt
      Fund..........................     16
   RiverSource Ohio Tax-Exempt
      Fund..........................     18
Questions & Answers with Portfolio
   Management.......................     20
The Fund's Long-term Performance
   RiverSource California Tax-Exempt
      Fund..........................     24
   RiverSource Massachusetts
      Tax-Exempt Fund...............     26
   RiverSource Michigan Tax-Exempt
      Fund..........................     28
   RiverSource Minnesota Tax-Exempt
      Fund..........................     30
   RiverSource New York Tax-Exempt
      Fund..........................     32
   RiverSource Ohio Tax-Exempt
      Fund..........................     34
Investments in Securities
   RiverSource California Tax-Exempt
      Fund..........................     36
   RiverSource Massachusetts
      Tax-Exempt Fund...............     41
   RiverSource Michigan Tax-Exempt
      Fund..........................     45
   RiverSource Minnesota Tax-Exempt
      Fund..........................     49
   RiverSource New York Tax-Exempt
      Fund..........................     54
   RiverSource Ohio Tax-Exempt
      Fund..........................     58
Financial Statements................     61
Notes to Financial Statements.......     71
Report of Independent Registered
   Public Accounting Firm...........    103
Federal Income Tax Information......    104
Fund Expenses Examples..............    113
Board Members and Officers..........    117
Approval of Investment Management
   Services Agreement...............    119
Proxy Voting........................    120
Change in Independent Registered
   Public Accounting Firm...........    120

        (DALBAR LOGO)

The RiverSource mutual fund
shareholder reports have been
awarded the Communications
Seal from Dalbar Inc., an
independent financial
services research firm. The
Seal recognizes
communications demonstrating
a level of excellence in the
industry.

--------------------------------------------------------------------------------

                     RIVERSOURCE STATE TAX-EXEMPT FUNDS -- 2007 ANNUAL REPORT  1

FUND SNAPSHOT AT AUG. 31, 2007

RiverSource California Tax-Exempt Fund

FUND OBJECTIVE

For California investors, this Fund seeks to provide a high level of income generally exempt from federal income tax as well as from the respective state and local taxes.

QUALITY BREAKDOWN

Percentage of bond portfolio assets

AAA bonds                                                     51.6%
AA bonds                                                       9.6%
A bonds                                                       25.2%
BBB bonds                                                      5.3%
Non-investment grade bonds                                     5.0%
Non-rated bonds                                                3.3%

Bond ratings apply to the number of underlying holdings of the Fund and not the Fund itself. Whenever possible, the Standard and Poor's rating is used to determine the credit quality of a security. Standard and Poor's rates the creditworthiness of corporate bonds, with 15 categories, ranging from AAA (highest) to D (lowest). Ratings from AA to CCC may be modified by the addition of a plus (+) or minus (-) sign to show relative standing within the major rating categories. If Standard and Poor's doesn't rate a security, then Moody's rating is used. RiverSource Investments, LLC, the Fund's investment manager, rates a security using an internal rating system when Moody's doesn't provide a rating. Ratings for 5.0% of the bond portfolio assets were determined through internal analysis.

STYLE MATRIX


        DURATION
SHORT    INT.     LONG
                     X         HIGH
                              MEDIUM     QUALITY
                               LOW

Shading within the style matrix indicates areas in which the Fund generally invests.

The style matrix can be a valuable tool for constructing and monitoring your portfolio. It provides a frame of reference for distinguishing the types of stocks or bonds owned by a mutual fund, and serves as a guideline for helping you build a portfolio.

Investment products, including shares of mutual funds, are not federally or FDIC-insured, are not deposits or obligations of, or guaranteed by any financial institution, and involve investment risks including possible loss of principal and fluctuation in value.

PORTFOLIO MANAGER

                                                  YEARS IN INDUSTRY
Catherine Stienstra*                                     19

* The Fund is managed by a team of portfolio managers led by Catherine
  Stienstra.

FUND FACTS

                                       TICKER SYMBOL   INCEPTION DATE
Class A                                    ICALX          08/18/86
Class B                                    ACABX          03/20/95
Class C                                    RCTCX          06/26/00
Total net assets                                       $172.2 million
Number of holdings                                             114
Effective maturity(1)                                   14.8 years
Effective duration(2)                                    7.2 years
Weighted average bond rating(3)                                 AA

(1) EFFECTIVE MATURITY measures a bond's maturity, which takes into consideration the possibility that the issuer may call the bond before its maturity date.
(2) EFFECTIVE DURATION measures the sensitivity of a security's price to parallel shifts in the yield curve (the graphical depiction of the levels of interest rates from two years out to 30 years). Positive duration means that as rates rise, the price decreases, and negative duration means that as rates rise, the price increases.
(3) WEIGHTED AVERAGE BOND RATING represents the average credit quality of the underlying bonds in the portfolio.

There are risks associated with an investment in a bond fund, including credit risk, interest rate risk, and prepayment and extension risk. See the Fund's prospectus for information on these and other risks associated with the Fund. In general, bond prices rise when interest rates fall and vice versa. This effect is usually more pronounced for longer-term securities. Non-investment grade securities, commonly called "high-yield" or "junk" bonds, generally have more volatile prices and carry more risk to principal and income than investment grade securities.

Income from tax-exempt funds may be subject to state and local taxes and a portion of income may be subject to the federal and/or state alternative minimum tax for certain investors. Federal income tax rules will apply to any capital gains distribution.

--------------------------------------------------------------------------------

 2 RIVERSOURCE STATE TAX-EXEMPT FUNDS -- 2007 ANNUAL REPORT

FUND SNAPSHOT AT AUG. 31, 2007

RiverSource Massachusetts Tax-Exempt Fund

FUND OBJECTIVE

For Massachusetts investors, this Fund seeks to provide a high level of income generally exempt from federal income tax as well as from the respective state and local taxes.

QUALITY BREAKDOWN

Percentage of bond portfolio assets
(PIE CHART)

AAA bonds                                                    61.1%
AA bonds                                                     23.3%
A bonds                                                       6.6%
BBB bonds                                                     7.9%
Non-investment grade bonds                                    1.1%

Bond ratings apply to the number of underlying holdings of the Fund and not the Fund itself. Whenever possible, the Standard and Poor's rating is used to determine the credit quality of a security. Standard and Poor's rates the creditworthiness of corporate bonds, with 15 categories, ranging from AAA (highest) to D (lowest). Ratings from AA to CCC may be modified by the addition of a plus (+) or minus (-) sign to show relative standing within the major rating categories. If Standard and Poor's doesn't rate a security, then Moody's rating is used. RiverSource Investments, LLC, the Fund's investment manager, rates a security using an internal rating system when Moody's doesn't provide a rating.

STYLE MATRIX


        DURATION
SHORT    INT.     LONG
                     X         HIGH
                              MEDIUM     QUALITY
                               LOW

Shading within the style matrix indicates areas in which the Fund generally invests.

The style matrix can be a valuable tool for constructing and monitoring your portfolio. It provides a frame of reference for distinguishing the types of stocks or bonds owned by a mutual fund, and serves as a guideline for helping you build a portfolio.

Investment products, including shares of mutual funds, are not federally or FDIC-insured, are not deposits or obligations of, or guaranteed by any financial institution, and involve investment risks including possible loss of principal and fluctuation in value.

PORTFOLIO MANAGER

                                                  YEARS IN INDUSTRY
Catherine Stienstra*                                     19

* The Fund is managed by a team of portfolio managers led by Catherine
  Stienstra.

FUND FACTS

                                       TICKER SYMBOL   INCEPTION DATE
Class A                                    IDMAX          07/02/87
Class B                                    AXMBX          03/20/95
Class C                                       --          06/26/00
Total net assets                                       $47.1 million
Number of holdings                                              62
Effective maturity(1)                                   12.3 years
Effective duration(2)                                    6.6 years
Weighted average bond rating(3)                                 AA

(1) EFFECTIVE MATURITY measures a bond's maturity, which takes into consideration the possibility that the issuer may call the bond before its maturity date.
(2) EFFECTIVE DURATION measures the sensitivity of a security's price to parallel shifts in the yield curve (the graphical depiction of the levels of interest rates from two years out to 30 years). Positive duration means that as rates rise, the price decreases, and negative duration means that as rates rise, the price increases.
(3) WEIGHTED AVERAGE BOND RATING represents the average credit quality of the underlying bonds in the portfolio.

There are risks associated with an investment in a bond fund, including credit risk, interest rate risk, and prepayment and extension risk. See the Fund's prospectus for information on these and other risks associated with the Fund. In general, bond prices rise when interest rates fall and vice versa. This effect is usually more pronounced for longer-term securities. Non-investment grade securities, commonly called "high-yield" or "junk" bonds, generally have more volatile prices and carry more risk to principal and income than investment grade securities.

Income from tax-exempt funds may be subject to state and local taxes and a portion of income may be subject to the federal and/or state alternative minimum tax for certain investors. Federal income tax rules will apply to any capital gains distribution.

--------------------------------------------------------------------------------

                     RIVERSOURCE STATE TAX-EXEMPT FUNDS -- 2007 ANNUAL REPORT  3

FUND SNAPSHOT AT AUG. 31, 2007

RiverSource Michigan Tax-Exempt Fund

FUND OBJECTIVE

For Michigan investors, this Fund seeks to provide a high level of income generally exempt from federal income tax as well as from the respective state and local taxes.

QUALITY BREAKDOWN

Percentage of bond portfolio assets
(PIE CHART)

AAA bonds                                                    76.1%
AA bonds                                                     10.5%
A bonds                                                       5.1%
BBB bonds                                                     7.7%
Non-investment grade bonds                                    0.6%

Bond ratings apply to the number of underlying holdings of the Fund and not the Fund itself. Whenever possible, the Standard and Poor's rating is used to determine the credit quality of a security. Standard and Poor's rates the creditworthiness of corporate bonds, with 15 categories, ranging from AAA (highest) to D (lowest). Ratings from AA to CCC may be modified by the addition of a plus (+) or minus (-) sign to show relative standing within the major rating categories. If Standard and Poor's doesn't rate a security, then Moody's rating is used. RiverSource Investments, LLC, the Fund's investment manager, rates a security using an internal rating system when Moody's doesn't provide a rating. Ratings for 1.7% of the bond portfolio assets were determined through internal analysis.

STYLE MATRIX


        DURATION
SHORT    INT.     LONG
                     X         HIGH
                              MEDIUM     QUALITY
                               LOW

Shading within the style matrix indicates areas in which the Fund generally invests.

The style matrix can be a valuable tool for constructing and monitoring your portfolio. It provides a frame of reference for distinguishing the types of stocks or bonds owned by a mutual fund, and serves as a guideline for helping you build a portfolio.

Investment products, including shares of mutual funds, are not federally or FDIC-insured, are not deposits or obligations of, or guaranteed by any financial institution, and involve investment risks including possible loss of principal and fluctuation in value.

PORTFOLIO MANAGER

                                                  YEARS IN INDUSTRY
Catherine Stienstra*                                     19

* The Fund is managed by a team of portfolio managers led by Catherine
  Stienstra.

FUND FACTS

                                        TICKER SYMBOL   INCEPTION DATE
Class A                                     INMIX          07/02/87
Class B                                        --          03/20/95
Class C                                        --          06/26/00
Total net assets                                        $39.9 million
Number of holdings                                               57
Effective maturity(1)                                    11.9 years
Effective duration(2)                                     6.1 years
Weighted average bond rating(3)                                 AA+

(1) EFFECTIVE MATURITY measures a bond's maturity, which takes into consideration the possibility that the issuer may call the bond before its maturity date.
(2) EFFECTIVE DURATION measures the sensitivity of a security's price to parallel shifts in the yield curve (the graphical depiction of the levels of interest rates from two years out to 30 years). Positive duration means that as rates rise, the price decreases, and negative duration means that as rates rise, the price increases.
(3) WEIGHTED AVERAGE BOND RATING represents the average credit quality of the underlying bonds in the portfolio.

There are risks associated with an investment in a bond fund, including credit risk, interest rate risk, and prepayment and extension risk. See the Fund's prospectus for information on these and other risks associated with the Fund. In general, bond prices rise when interest rates fall and vice versa. This effect is usually more pronounced for longer-term securities. Non-investment grade securities, commonly called "high-yield" or "junk" bonds, generally have more volatile prices and carry more risk to principal and income than investment grade securities.

Income from tax-exempt funds may be subject to state and local taxes and a portion of income may be subject to the federal and/or state alternative minimum tax for certain investors. Federal income tax rules will apply to any capital gains distribution.

--------------------------------------------------------------------------------

 4 RIVERSOURCE STATE TAX-EXEMPT FUNDS -- 2007 ANNUAL REPORT

FUND SNAPSHOT AT AUG. 31, 2007

RiverSource Minnesota Tax-Exempt Fund

FUND OBJECTIVE

For Minnesota investors, this Fund seeks to provide a high level of income generally exempt from federal income tax as well as from the respective state and local taxes.

QUALITY BREAKDOWN

Percentage of bond portfolio assets
(PIE CHART)

AAA bonds                                                    53.8%
AA bonds                                                     22.1%
A bonds                                                      13.3%
BBB bonds                                                     7.5%
Non-investment grade bonds                                    3.3%

Bond ratings apply to the number of underlying holdings of the Fund and not the Fund itself. Whenever possible, the Standard and Poor's rating is used to determine the credit quality of a security. Standard and Poor's rates the creditworthiness of corporate bonds, with 15 categories, ranging from AAA (highest) to D (lowest). Ratings from AA to CCC may be modified by the addition of a plus (+) or minus (-) sign to show relative standing within the major rating categories. If Standard and Poor's doesn't rate a security, then Moody's rating is used. RiverSource Investments, LLC, the Fund's investment manager, rates a security using an internal rating system when Moody's doesn't provide a rating. Ratings for 4.5% of the bond portfolio assets were determined through internal analysis.

STYLE MATRIX


        DURATION
SHORT    INT.     LONG
                     X         HIGH
                              MEDIUM     QUALITY
                               LOW

Shading within the style matrix indicates areas in which the Fund generally invests.

The style matrix can be a valuable tool for constructing and monitoring your portfolio. It provides a frame of reference for distinguishing the types of stocks or bonds owned by a mutual fund, and serves as a guideline for helping you build a portfolio.

Investment products, including shares of mutual funds, are not federally or FDIC-insured, are not deposits or obligations of, or guaranteed by any financial institution, and involve investment risks including possible loss of principal and fluctuation in value.

PORTFOLIO MANAGER

                                                  YEARS IN INDUSTRY
Catherine Stienstra*                                     19

* The Fund is managed by a team of portfolio managers led by Catherine
  Stienstra.

FUND FACTS

                                        TICKER SYMBOL   INCEPTION DATE
Class A                                      IMNTX         08/18/86
Class B                                      IDSMX         03/20/95
Class C                                      RMTCX         06/26/00
Total net assets                                        $314.5 million
Number of holdings                                              135
Effective maturity(1)                                    11.8 years
Effective duration(2)                                     6.5 years
Weighted average bond rating(3)                                  AA

(1) EFFECTIVE MATURITY measures a bond's maturity, which takes into consideration the possibility that the issuer may call the bond before its maturity date.
(2) EFFECTIVE DURATION measures the sensitivity of a security's price to parallel shifts in the yield curve (the graphical depiction of the levels of interest rates from two years out to 30 years). Positive duration means that as rates rise, the price decreases, and negative duration means that as rates rise, the price increases.
(3) WEIGHTED AVERAGE BOND RATING represents the average credit quality of the underlying bonds in the portfolio.

There are risks associated with an investment in a bond fund, including credit risk, interest rate risk, and prepayment and extension risk. See the Fund's prospectus for information on these and other risks associated with the Fund. In general, bond prices rise when interest rates fall and vice versa. This effect is usually more pronounced for longer-term securities. Non-investment grade securities, commonly called "high-yield" or "junk" bonds, generally have more volatile prices and carry more risk to principal and income than investment grade securities.

Income from tax-exempt funds may be subject to state and local taxes and a portion of income may be subject to the federal and/or state alternative minimum tax for certain investors. Federal income tax rules will apply to any capital gains distribution.

--------------------------------------------------------------------------------

                     RIVERSOURCE STATE TAX-EXEMPT FUNDS -- 2007 ANNUAL REPORT  5

FUND SNAPSHOT AT AUG. 31, 2007

RiverSource New York Tax-Exempt Fund

FUND OBJECTIVE

For New York investors, this Fund seeks to provide a high level of income generally exempt from federal income tax as well as from the respective state and local taxes.

QUALITY BREAKDOWN

Percentage of bond portfolio assets

AAA bonds                                                     53.6%
AA bonds                                                      29.7%
A bonds                                                        6.0%
BBB bonds                                                      8.8%
Non-investment grade bonds                                     1.9%

Bond ratings apply to the number of underlying holdings of the Fund and not the Fund itself. Whenever possible, the Standard and Poor's rating is used to determine the credit quality of a security. Standard and Poor's rates the creditworthiness of corporate bonds, with 15 categories, ranging from AAA (highest) to D (lowest). Ratings from AA to CCC may be modified by the addition of a plus (+) or minus (-) sign to show relative standing within the major rating categories. If Standard and Poor's doesn't rate a security, then Moody's rating is used. RiverSource Investments, LLC, the Fund's investment manager, rates a security using an internal rating system when Moody's doesn't provide a rating.

STYLE MATRIX


        DURATION
SHORT    INT.     LONG
                     X         HIGH
                              MEDIUM     QUALITY
                               LOW

Shading within the style matrix indicates areas in which the Fund generally invests.

The style matrix can be a valuable tool for constructing and monitoring your portfolio. It provides a frame of reference for distinguishing the types of stocks or bonds owned by a mutual fund, and serves as a guideline for helping you build a portfolio.

Investment products, including shares of mutual funds, are not federally or FDIC-insured, are not deposits or obligations of, or guaranteed by any financial institution, and involve investment risks including possible loss of principal and fluctuation in value.

PORTFOLIO MANAGER

                                                   YEARS IN INDUSTRY
Catherine Stienstra*                                      19

* The Fund is managed by a team of portfolio managers led by Catherine
  Stienstra.

FUND FACTS

                                        TICKER SYMBOL   INCEPTION DATE
Class A                                      INYKX           08/18/86
Class B                                         --           03/20/95
Class C                                      RNTCX           06/26/00
Total net assets                                         $63.7 million
Number of holdings                                                  78
Effective maturity(1)                                       14.5 years
Effective duration(2)                                        7.0 years
Weighted average bond rating(3)                                     AA

(1) EFFECTIVE MATURITY measures a bond's maturity, which takes into consideration the possibility that the issuer may call the bond before its maturity date.
(2) EFFECTIVE DURATION measures the sensitivity of a security's price to parallel shifts in the yield curve (the graphical depiction of the levels of interest rates from two years out to 30 years). Positive duration means that as rates rise, the price decreases, and negative duration means that as rates rise, the price increases.
(3) WEIGHTED AVERAGE BOND RATING represents the average credit quality of the underlying bonds in the portfolio.

There are risks associated with an investment in a bond fund, including credit risk, interest rate risk, and prepayment and extension risk. See the Fund's prospectus for information on these and other risks associated with the Fund. In general, bond prices rise when interest rates fall and vice versa. This effect is usually more pronounced for longer-term securities. Non-investment grade securities, commonly called "high-yield" or "junk" bonds, generally have more volatile prices and carry more risk to principal and income than investment grade securities.

Income from tax-exempt funds may be subject to state and local taxes and a portion of income may be subject to the federal and/or state alternative minimum tax for certain investors. Federal income tax rules will apply to any capital gains distribution.

--------------------------------------------------------------------------------

 6 RIVERSOURCE STATE TAX-EXEMPT FUNDS -- 2007 ANNUAL REPORT

FUND SNAPSHOT AT AUG. 31, 2007

RiverSource Ohio Tax-Exempt Fund

FUND OBJECTIVE

For Ohio investors, this Fund seeks to provide a high level of income generally exempt from federal income tax as well as from the respective state and local taxes.

QUALITY BREAKDOWN

Percentage of bond portfolio assets

AAA bonds                                                     61.7%
AA bonds                                                      32.0%
A bonds                                                        3.8%
BBB bonds                                                      2.5%

Bond ratings apply to the number of underlying holdings of the Fund and not the Fund itself. Whenever possible, the Standard and Poor's rating is used to determine the credit quality of a security. Standard and Poor's rates the creditworthiness of corporate bonds, with 15 categories, ranging from AAA (highest) to D (lowest). Ratings from AA to CCC may be modified by the addition of a plus (+) or minus (-) sign to show relative standing within the major rating categories. If Standard and Poor's doesn't rate a security, then Moody's rating is used. RiverSource Investments, LLC, the Fund's investment manager, rates a security using an internal rating system when Moody's doesn't provide a rating. Ratings for 1.2% of the bond portfolio assets were determined through internal analysis.

STYLE MATRIX


        DURATION
SHORT    INT.     LONG
                     X         HIGH
                              MEDIUM     QUALITY
                               LOW

Shading within the style matrix indicates areas in which the Fund generally invests.

The style matrix can be a valuable tool for constructing and monitoring your portfolio. It provides a frame of reference for distinguishing the types of stocks or bonds owned by a mutual fund, and serves as a guideline for helping you build a portfolio.

Investment products, including shares of mutual funds, are not federally or FDIC-insured, are not deposits or obligations of, or guaranteed by any financial institution, and involve investment risks including possible loss of principal and fluctuation in value.

PORTFOLIO MANAGER

                                                   YEARS IN INDUSTRY
Catherine Stienstra*                                      19

* The Fund is managed by a team of portfolio managers led by Catherine
  Stienstra.

FUND FACTS

                                        TICKER SYMBOL   INCEPTION DATE
Class A                                      IOHIX          07/02/87
Class B                                         --          03/20/95
Class C                                         --          06/26/00
Total net assets                                        $42.1 million
Number of holdings                                                60
Effective maturity(1)                                     12.5 years
Effective duration(2)                                      6.5 years
Weighted average bond rating(3)                                  AA+

(1) EFFECTIVE MATURITY measures a bond's maturity, which takes into consideration the possibility that the issuer may call the bond before its maturity date.
(2) EFFECTIVE DURATION measures the sensitivity of a security's price to parallel shifts in the yield curve (the graphical depiction of the levels of interest rates from two years out to 30 years). Positive duration means that as rates rise, the price decreases, and negative duration means that as rates rise, the price increases.
(3) WEIGHTED AVERAGE BOND RATING represents the average credit quality of the underlying bonds in the portfolio.

There are risks associated with an investment in a bond fund, including credit risk, interest rate risk, and prepayment and extension risk. See the Fund's prospectus for information on these and other risks associated with the Fund. In general, bond prices rise when interest rates fall and vice versa. This effect is usually more pronounced for longer-term securities. Non-investment grade securities, commonly called "high-yield" or "junk" bonds, generally have more volatile prices and carry more risk to principal and income than investment grade securities.

Income from tax-exempt funds may be subject to state and local taxes and a portion of income may be subject to the federal and/or state alternative minimum tax for certain investors. Federal income tax rules will apply to any capital gains distribution.

--------------------------------------------------------------------------------

                     RIVERSOURCE STATE TAX-EXEMPT FUNDS -- 2007 ANNUAL REPORT  7

PERFORMANCE SUMMARY


                                  RIVERSOURCE
                           CALIFORNIA TAX-EXEMPT FUND
                             PERFORMANCE COMPARISON
                        For the year ended Aug. 31, 2007
                                  (BAR CHART)

RiverSource California Tax-Exempt Fund Class A
  (excluding sales charges)                             +1.35%

Lehman Brothers California 2 Plus Year Municipal
  Bond Index (unmanaged)                                +2.03%

Lehman Brothers Municipal Bond Index (unmanaged)        +2.30%

Lipper California Municipal Debt Funds Index            +1.07%

(see "The Fund's Long-term Performance" for Index descriptions)


The performance information shown represents past performance and is not a guarantee of future results. The investment return and principal value of your investment will fluctuate so that your shares, when redeemed, may be worth more or less than their original cost. Current performance may be lower or higher than the performance information shown. You may obtain performance information current to the most recent month-end by contacting your financial institution or visiting riversource.com/funds.

The 4.75% sales charge applicable to Class A shares of the Fund is not reflected in the bar chart. If reflected, returns would be lower than those shown. The performance of other classes may vary from that shown because of differences in expenses.

The indices do not reflect the effects of sales charges, expenses (excluding Lipper) and taxes.

It is not possible to invest directly in an index.

ANNUAL OPERATING EXPENSE RATIO (AS OF THE CURRENT PROSPECTUS)

                                              TOTAL                   NET EXPENSES(A)
Class A                                       0.88%                        0.80%
Class B                                       1.63%                        1.55%
Class C                                       1.63%                        1.55%

(a) The Investment Manager and its affiliates have contractually agreed to waive certain fees and to absorb certain expenses until Aug. 31, 2008, unless sooner terminated at the discretion of the Fund's Board. Any amounts waived will not be reimbursed by the Fund. Under this agreement, net fund expenses (excluding 0.01 of interest and fee expenses related to the Fund's participation in certain inverse floater programs) will not exceed 0.79% for Class A, 1.54% for Class B and 1.54% for Class C. See the Notes to Financial Statements for more information regarding inverse floater program transactions.

--------------------------------------------------------------------------------

 8 RIVERSOURCE STATE TAX-EXEMPT FUNDS -- 2007 ANNUAL REPORT

PERFORMANCE SUMMARY

RiverSource California Tax-Exempt Fund

AVERAGE ANNUAL TOTAL RETURNS

AT AUG. 31, 2007
                                                                                SINCE
WITHOUT SALES CHARGE                 1 YEAR    3 YEARS   5 YEARS   10 YEARS   INCEPTION
 Class A (inception 8/18/86)          +1.35%    +3.26%    +3.52%    +4.42%     +5.69%
 Class B (inception 3/20/95)          +0.59%    +2.48%    +2.74%    +3.64%     +4.07%
 Class C (inception 6/26/00)          +0.60%    +2.55%    +2.74%      N/A      +4.04%

WITH SALES CHARGE
 Class A (inception 8/18/86)          -3.45%    +1.60%    +2.52%    +3.92%     +5.45%
 Class B (inception 3/20/95)          -4.29%    +1.25%    +2.40%    +3.64%     +4.07%
 Class C (inception 6/26/00)          -0.38%    +2.55%    +2.74%      N/A      +4.04%

AT SEPT. 30, 2007                                                               SINCE
WITHOUT SALES CHARGE                 1 YEAR    3 YEARS   5 YEARS   10 YEARS   INCEPTION
 Class A (inception 8/18/86)          +4.03%    +4.40%    +4.50%    +5.05%     +5.93%
 Class B (inception 3/20/95)          +3.45%    +3.68%    +3.75%    +4.26%     +4.40%
 Class C (inception 6/26/00)          +3.45%    +3.68%    +3.75%      N/A      +4.65%

WITH SALES CHARGE
 Class A (inception 8/18/86)          -0.91%    +2.72%    +3.49%    +4.53%     +5.67%
 Class B (inception 3/20/95)          -1.51%    +2.45%    +3.41%    +4.26%     +4.40%
 Class C (inception 6/26/00)          +2.46%    +3.68%    +3.75%      N/A      +4.65%

Class A share performance reflects the maximum sales charge of 4.75%. Class B share performance reflects a contingent deferred sales charge (CDSC) applied as follows: first year 5%; second and third years 4%; fourth year 3%; fifth year 2%; sixth year 1%; no sales charge thereafter. Class C shares may be subject to a 1% CDSC if shares are sold within one year after purchase.

--------------------------------------------------------------------------------

                     RIVERSOURCE STATE TAX-EXEMPT FUNDS -- 2007 ANNUAL REPORT  9

PERFORMANCE SUMMARY


                                  RIVERSOURCE
                         MASSACHUSETTS TAX-EXEMPT FUND
                             PERFORMANCE COMPARISON
                        For the year ended Aug. 31, 2007
                                  (BAR CHART)

RiverSource Massachusetts Tax-Exempt Fund Class A
  (excluding sales charges)                             +1.33%

Lehman Brothers Massachusetts 3 Plus Year Enhanced
  Municipal Bond Index (unmanaged)                      +2.32%

Lehman Brothers Municipal Bond Index (unmanaged)        +2.30%

Lipper Massachusetts Municipal Debt Funds Index         +1.48%

(see "The Fund's Long-term Performance" for Index descriptions)


The performance information shown represents past performance and is not a guarantee of future results. The investment return and principal value of your investment will fluctuate so that your shares, when redeemed, may be worth more or less than their original cost. Current performance may be lower or higher than the performance information shown. You may obtain performance information current to the most recent month-end by contacting your financial institution or visiting riversource.com/funds.

The 4.75% sales charge applicable to Class A shares of the Fund is not reflected in the bar chart. If reflected, returns would be lower than those shown. The performance of other classes may vary from that shown because of differences in expenses.

The indices do not reflect the effects of sales charges, expenses (excluding Lipper) and taxes.

It is not possible to invest directly in an index.

ANNUAL OPERATING EXPENSE RATIO (AS OF THE CURRENT PROSPECTUS)

                                              TOTAL                   NET EXPENSES(A)
Class A                                       1.06%                        0.83%
Class B                                       1.81%                        1.58%
Class C                                       1.82%                        1.58%

(a) The Investment Manager and its affiliates have contractually agreed to waive certain fees and to absorb certain expenses until Aug. 31, 2008, unless sooner terminated at the discretion of the Fund's Board. Any amounts waived will not be reimbursed by the Fund. Under this agreement, net fund expenses (excluding 0.04% of interest and fee expenses related to the Fund's participation in certain inverse floater programs) will not exceed 0.79% for Class A, 1.54% for Class B and 1.54% for Class C. See the Notes to Financial Statements for more information regarding inverse floater program transactions.

--------------------------------------------------------------------------------

 10 RIVERSOURCE STATE TAX-EXEMPT FUNDS -- 2007 ANNUAL REPORT

PERFORMANCE SUMMARY

RiverSource Massachusetts Tax-Exempt Fund

AVERAGE ANNUAL TOTAL RETURNS

AT AUG. 31, 2007
                                                                                SINCE
WITHOUT SALES CHARGE                 1 YEAR    3 YEARS   5 YEARS   10 YEARS   INCEPTION
 Class A (inception 7/2/87)           +1.33%    +2.60%    +2.92%    +4.00%      +5.56%
 Class B (inception 3/20/95)          +0.57%    +1.83%    +2.14%    +3.22%      +3.75%
 Class C (inception 6/26/00)          +0.56%    +1.76%    +2.11%      N/A       +3.67%

WITH SALES CHARGE
 Class A (inception 7/2/87)           -3.48%    +0.95%    +1.93%    +3.50%      +5.31%
 Class B (inception 3/20/95)          -4.32%    +0.57%    +1.79%    +3.22%      +3.75%
 Class C (inception 6/26/00)          -0.41%    +1.76%    +2.11%      N/A       +3.67%

AT SEPT. 30, 2007
                                                                                SINCE
WITHOUT SALES CHARGE                 1 YEAR    3 YEARS   5 YEARS   10 YEARS   INCEPTION
 Class A (inception 7/2/87)           +3.84%    +3.47%    +4.01%    +4.64%      +5.80%
 Class B (inception 3/20/95)          +3.06%    +2.69%    +3.23%    +3.86%      +4.06%
 Class C (inception 6/26/00)          +3.06%    +2.69%    +3.23%      N/A       +4.26%

WITH SALES CHARGE
 Class A (inception 7/2/87)           -1.09%    +1.80%    +3.00%    +4.14%      +5.53%
 Class B (inception 3/20/95)          -1.93%    +1.43%    +2.87%    +3.86%      +4.06%
 Class C (inception 6/26/00)          +2.06%    +2.69%    +3.23%      N/A       +4.26%

Class A share performance reflects the maximum sales charge of 4.75%. Class B share performance reflects a contingent deferred sales charge (CDSC) applied as follows: first year 5%; second and third years 4%; fourth year 3%; fifth year 2%; sixth year 1%; no sales charge thereafter. Class C shares may be subject to a 1% CDSC if shares are sold within one year after purchase.

--------------------------------------------------------------------------------

                    RIVERSOURCE STATE TAX-EXEMPT FUNDS -- 2007 ANNUAL REPORT  11

PERFORMANCE SUMMARY


                                  RIVERSOURCE
                            MICHIGAN TAX-EXEMPT FUND
                             PERFORMANCE COMPARISON
                        For the year ended Aug. 31, 2007
                                  (BAR CHART)

RiverSource Michigan Tax-Exempt Fund Class A
  (excluding sales charges)                             +2.07%

Lehman Brothers Michigan Municipal Bond Index
  (unmanaged)                                           +2.57%

Lehman Brothers Municipal Bond Index (unmanaged)        +2.30%

Lipper Michigan Municipal Debt Funds Index              +1.83%

(see "The Fund's Long-term Performance" for Index descriptions)


The performance information shown represents past performance and is not a guarantee of future results. The investment return and principal value of your investment will fluctuate so that your shares, when redeemed, may be worth more or less than their original cost. Current performance may be lower or higher than the performance information shown. You may obtain performance information current to the most recent month-end by contacting your financial institution or visiting riversource.com/funds.

The 4.75% sales charge applicable to Class A shares of the Fund is not reflected in the bar chart. If reflected, returns would be lower than those shown. The performance of other classes may vary from that shown because of differences in expenses.

The indices do not reflect the effects of sales charges, expenses (excluding Lipper) and taxes.

It is not possible to invest directly in an index.

ANNUAL OPERATING EXPENSE RATIO (AS OF THE CURRENT PROSPECTUS)

                                              TOTAL                   NET EXPENSES(A)
Class A                                       1.08%                        0.81%
Class B                                       1.81%                        1.57%
Class C                                       1.83%                        1.56%

(a) The Investment Manager and its affiliates have contractually agreed to waive certain fees and to absorb certain expenses until Aug. 31, 2008, unless sooner terminated at the discretion of the Fund's Board. Any amounts waived will not be reimbursed by the Fund. Under this agreement, net fund expenses (excluding 0.02% of interest and fee expenses related to the Fund's participation in certain inverse floater programs) will not exceed 0.79% for Class A, 1.55% for Class B and 1.54% for Class C. See the Notes to Financial Statements for more information regarding inverse floater program transactions.

--------------------------------------------------------------------------------

 12 RIVERSOURCE STATE TAX-EXEMPT FUNDS -- 2007 ANNUAL REPORT

PERFORMANCE SUMMARY

RiverSource Michigan Tax-Exempt Fund

AVERAGE ANNUAL TOTAL RETURNS

AT AUG. 31, 2007
                                                                                SINCE
WITHOUT SALES CHARGE                 1 YEAR    3 YEARS   5 YEARS   10 YEARS   INCEPTION
 Class A (inception 7/2/87)           +2.07%    +2.93%    +3.45%    +4.21%     +5.76%
 Class B (inception 3/20/95)          +1.10%    +2.15%    +2.66%    +3.42%     +3.88%
 Class C (inception 6/26/00)          +1.11%    +2.15%    +2.66%      N/A      +4.03%

WITH SALES CHARGE
 Class A (inception 7/2/87)           -2.78%    +1.27%    +2.44%    +3.70%     +5.50%
 Class B (inception 3/20/95)          -3.81%    +0.89%    +2.31%    +3.42%     +3.88%
 Class C (inception 6/26/00)          +0.13%    +2.15%    +2.66%      N/A      +4.03%

AT SEPT. 30, 2007
                                                                                SINCE
WITHOUT SALES CHARGE                 1 YEAR    3 YEARS   5 YEARS   10 YEARS   INCEPTION
 Class A (inception 7/2/87)           +3.92%    +3.64%    +4.33%    +4.71%     +5.96%
 Class B (inception 3/20/95)          +3.33%    +2.92%    +3.54%    +3.94%     +4.15%
 Class C (inception 6/26/00)          +3.33%    +2.92%    +3.54%      N/A      +4.55%

WITH SALES CHARGE
 Class A (inception 7/2/87)           -1.02%    +1.97%    +3.32%    +4.20%     +5.70%
 Class B (inception 3/20/95)          -1.66%    +1.67%    +3.20%    +3.94%     +4.15%
 Class C (inception 6/26/00)          +2.33%    +2.92%    +3.54%      N/A      +4.55%

Class A share performance reflects the maximum sales charge of 4.75%. Class B share performance reflects a contingent deferred sales charge (CDSC) applied as follows: first year 5%; second and third years 4%; fourth year 3%; fifth year 2%; sixth year 1%; no sales charge thereafter. Class C shares may be subject to a 1% CDSC if shares are sold within one year after purchase.

--------------------------------------------------------------------------------

                    RIVERSOURCE STATE TAX-EXEMPT FUNDS -- 2007 ANNUAL REPORT  13

PERFORMANCE SUMMARY


                                  RIVERSOURCE
                           MINNESOTA TAX-EXEMPT FUND
                             PERFORMANCE COMPARISON
                        For the year ended Aug. 31, 2007
                                  (BAR CHART)

RiverSource Minnesota Tax-Exempt Fund Class A
  (excluding sales charges)                             +1.26%

Lehman Brothers Minnesota 3 Plus Year Enhanced
  Municipal Bond Index (unmanaged)                      +2.17%

Lehman Brothers Municipal Bond Index (unmanaged)        +2.30%

Lipper Minnesota Municipal Debt Funds Index             +1.42%

(see "The Fund's Long-term Performance" for Index descriptions)


The performance information shown represents past performance and is not a guarantee of future results. The investment return and principal value of your investment will fluctuate so that your shares, when redeemed, may be worth more or less than their original cost. Current performance may be lower or higher than the performance information shown. You may obtain performance information current to the most recent month-end by contacting your financial institution or visiting riversource.com/funds.

The 4.75% sales charge applicable to Class A shares of the Fund is not reflected in the bar chart. If reflected, returns would be lower than those shown. The performance of other classes may vary from that shown because of differences in expenses.

The indices do not reflect the effects of sales charges, expenses (excluding Lipper) and taxes.

It is not possible to invest directly in an index.

ANNUAL OPERATING EXPENSE RATIO (AS OF THE CURRENT PROSPECTUS)

                                              TOTAL                   NET EXPENSES(A)
Class A                                       1.06%                        1.00%
Class B                                       1.81%                        1.75%
Class C                                       1.82%                        1.75%

(a) The Investment Manager and its affiliates have contractually agreed to waive certain fees and to absorb certain expenses until Aug. 31, 2008, unless sooner terminated at the discretion of the Fund's Board. Any amounts waived will not be reimbursed by the Fund. Under this agreement, net fund expenses (excluding 0.20% of interest and fee expenses related to the Fund's participation in certain inverse floater programs) will not exceed 0.79% for Class A, 1.54% for Class B and 1.54% for Class C. See the Notes to Financial Statements for more information regarding inverse floater program transactions.

--------------------------------------------------------------------------------

 14 RIVERSOURCE STATE TAX-EXEMPT FUNDS -- 2007 ANNUAL REPORT

PERFORMANCE SUMMARY

RiverSource Minnesota Tax-Exempt Fund

AVERAGE ANNUAL TOTAL RETURNS

AT AUG. 31, 2007
                                                                                SINCE
WITHOUT SALES CHARGE                 1 YEAR    3 YEARS   5 YEARS   10 YEARS   INCEPTION
 Class A (inception 8/18/86)          +1.26%    +2.55%    +3.26%    +4.28%     +5.74%
 Class B (inception 3/20/95)          +0.70%    +1.84%    +2.53%    +3.52%     +4.01%
 Class C (inception 6/26/00)          +0.70%    +1.84%    +2.53%      N/A      +3.92%

WITH SALES CHARGE
 Class A (inception 8/18/86)          -3.55%    +0.90%    +2.26%    +3.77%     +5.50%
 Class B (inception 3/20/95)          -4.19%    +0.58%    +2.17%    +3.52%     +4.01%
 Class C (inception 6/26/00)          -0.28%    +1.84%    +2.53%      N/A      +3.92%

AT SEPT. 30, 2007
                                                                                SINCE
WITHOUT SALES CHARGE                 1 YEAR    3 YEARS   5 YEARS   10 YEARS   INCEPTION
 Class A (inception 8/18/86)          +4.02%    +3.50%    +4.41%    +4.93%     +5.98%
 Class B (inception 3/20/95)          +3.24%    +2.73%    +3.63%    +4.14%     +4.33%
 Class C (inception 6/26/00)          +3.23%    +2.72%    +3.62%      N/A      +4.50%

WITH SALES CHARGE
 Class A (inception 8/18/86)          -0.92%    +1.84%    +3.40%    +4.42%     +5.72%
 Class B (inception 3/20/95)          -1.76%    +1.46%    +3.28%    +4.14%     +4.33%
 Class C (inception 6/26/00)          +2.23%    +2.72%    +3.62%      N/A      +4.50%

Class A share performance reflects the maximum sales charge of 4.75%. Class B share performance reflects a contingent deferred sales charge (CDSC) applied as follows: first year 5%; second and third years 4%; fourth year 3%; fifth year 2%; sixth year 1%; no sales charge thereafter. Class C shares may be subject to a 1% CDSC if shares are sold within one year after purchase.

--------------------------------------------------------------------------------

                    RIVERSOURCE STATE TAX-EXEMPT FUNDS -- 2007 ANNUAL REPORT  15

PERFORMANCE SUMMARY


                                  RIVERSOURCE
                            NEW YORK TAX-EXEMPT FUND
                             PERFORMANCE COMPARISON
                        For the year ended Aug. 31, 2007
                                  (BAR CHART)

RiverSource New York Tax-Exempt Fund Class A
  (excluding sales charges)                             +1.53%

Lehman Brothers New York 4 Plus Year Municipal
  Bond Index (unmanaged)                                +2.21%

Lehman Brothers Municipal Bond Index (unmanaged)        +2.30%

Lipper New York Municipal Debt Funds Index              +1.42%

(see "The Fund's Long-term Performance" for Index descriptions)


The performance information shown represents past performance and is not a guarantee of future results. The investment return and principal value of your investment will fluctuate so that your shares, when redeemed, may be worth more or less than their original cost. Current performance may be lower or higher than the performance information shown. You may obtain performance information current to the most recent month-end by contacting your financial institution or visiting riversource.com/funds.

The 4.75% sales charge applicable to Class A shares of the Fund is not reflected in the bar chart. If reflected, returns would be lower than those shown. The performance of other classes may vary from that shown because of differences in expenses.

The indices do not reflect the effects of sales charges, expenses (excluding Lipper) and taxes.

It is not possible to invest directly in an index.

ANNUAL OPERATING EXPENSE RATIO (AS OF THE CURRENT PROSPECTUS)

                                              TOTAL                   NET EXPENSES(A)
Class A                                       1.18%                        1.00%
Class B                                       1.93%                        1.75%
Class C                                       1.93%                        1.75%

(a) The Investment Manager and its affiliates have contractually agreed to waive certain fees and to absorb certain expenses until Aug. 31, 2008, unless sooner terminated at the discretion of the Fund's Board. Any amounts waived will not be reimbursed by the Fund. Under this agreement, net fund expenses (excluding 0.21% of interest and fee expenses related to the Fund's participation in certain inverse floater programs) will not exceed 0.79% for Class A, 1.54% for Class B and 1.54% for Class C. See the Notes to Financial Statements for more information regarding inverse floater program transactions.

--------------------------------------------------------------------------------

 16 RIVERSOURCE STATE TAX-EXEMPT FUNDS -- 2007 ANNUAL REPORT

PERFORMANCE SUMMARY

RiverSource New York Tax-Exempt Fund

AVERAGE ANNUAL TOTAL RETURNS

AT AUG. 31, 2007
                                                                                SINCE
WITHOUT SALES CHARGE                 1 YEAR    3 YEARS   5 YEARS   10 YEARS   INCEPTION
 Class A (inception 8/18/86)          +1.53%    +2.79%    +3.25%    +4.29%      +5.55%
 Class B (inception 3/20/95)          +0.76%    +2.02%    +2.47%    +3.51%      +3.90%
 Class C (inception 6/26/00)          +0.56%    +1.95%    +2.43%      N/A       +3.96%

WITH SALES CHARGE
 Class A (inception 8/18/86)          -3.29%    +1.14%    +2.25%    +3.79%      +5.31%
 Class B (inception 3/20/95)          -4.12%    +0.78%    +2.13%    +3.51%      +3.90%
 Class C (inception 6/26/00)          -0.42%    +1.95%    +2.43%      N/A       +3.96%

AT SEPT. 30, 2007
                                                                                SINCE
WITHOUT SALES CHARGE                 1 YEAR    3 YEARS   5 YEARS   10 YEARS   INCEPTION
 Class A (inception 8/18/86)          +4.05%    +3.52%    +4.43%    +4.95%      +5.77%
 Class B (inception 3/20/95)          +3.27%    +2.74%    +3.64%    +4.16%      +4.20%
 Class C (inception 6/26/00)          +3.27%    +2.74%    +3.64%      N/A       +4.57%

WITH SALES CHARGE
 Class A (inception 8/18/86)          -0.90%    +1.85%    +3.42%    +4.44%      +5.51%
 Class B (inception 3/20/95)          -1.70%    +1.52%    +3.30%    +4.16%      +4.20%
 Class C (inception 6/26/00)          +2.27%    +2.74%    +3.64%      N/A       +4.57%

Class A share performance reflects the maximum sales charge of 4.75%. Class B share performance reflects a contingent deferred sales charge (CDSC) applied as follows: first year 5%; second and third years 4%; fourth year 3%; fifth year 2%; sixth year 1%; no sales charge thereafter. Class C shares may be subject to a 1% CDSC if shares are sold within one year after purchase.

--------------------------------------------------------------------------------

                    RIVERSOURCE STATE TAX-EXEMPT FUNDS -- 2007 ANNUAL REPORT  17

PERFORMANCE SUMMARY


                                  RIVERSOURCE
                              OHIO TAX-EXEMPT FUND
                             PERFORMANCE COMPARISON
                        For the year ended Aug. 31, 2007
                                  (BAR CHART)

RiverSource Ohio Tax-Exempt Fund Class A
  (excluding sales charges)                             +1.55%

Lehman Brothers Ohio 4 Plus Year Enhanced
  Municipal Bond Index (unmanaged)                      +2.37%

Lehman Brothers Municipal Bond Index (unmanaged)        +2.30%

Lipper Ohio Municipal Debt Funds Index                  +1.84%

(see "The Fund's Long-term Performance" for Index descriptions)


The performance information shown represents past performance and is not a guarantee of future results. The investment return and principal value of your investment will fluctuate so that your shares, when redeemed, may be worth more or less than their original cost. Current performance may be lower or higher than the performance information shown. You may obtain performance information current to the most recent month-end by contacting your financial institution or visiting riversource.com/funds.

The 4.75% sales charge applicable to Class A shares of the Fund is not reflected in the bar chart. If reflected, returns would be lower than those shown. The performance of other classes may vary from that shown because of differences in expenses.

The indices do not reflect the effects of sales charges, expenses (excluding Lipper) and taxes.

It is not possible to invest directly in an index.

ANNUAL OPERATING EXPENSE RATIO (AS OF THE CURRENT PROSPECTUS)

                                              TOTAL                   NET EXPENSES(A)
Class A                                       1.07%                        0.81%
Class B                                       1.81%                        1.56%
Class C                                       1.82%                        1.56%

(a) The Investment Manager and its affiliates have contractually agreed to waive certain fees and to absorb certain expenses until Aug. 31, 2008, unless sooner terminated at the discretion of the Fund's Board. Any amounts waived will not be reimbursed by the Fund. Under this agreement, net fund expenses (excluding 0.02% of interest and fee expenses related to the Fund's participation in certain inverse floater programs) will not exceed 0.79% for Class A, 1.54% for Class B and 1.54% for Class C. See the Notes to Financial Statements for more information regarding inverse floater program transactions.

--------------------------------------------------------------------------------

 18 RIVERSOURCE STATE TAX-EXEMPT FUNDS -- 2007 ANNUAL REPORT

PERFORMANCE SUMMARY

RiverSource Ohio Tax-Exempt Fund

AVERAGE ANNUAL TOTAL RETURNS

AT AUG. 31, 2007
                                                                               SINCE
WITHOUT SALES CHARGE                 1 YEAR   3 YEARS   5 YEARS   10 YEARS   INCEPTION
 Class A (inception 7/2/87)          +1.55%   +2.52%    +2.90%     +4.00%     +5.55%
 Class B (inception 3/20/95)         +0.78%   +1.74%    +2.12%     +3.22%     +3.68%
 Class C (inception 6/26/00)         +0.77%   +1.74%    +2.11%       N/A      +3.51%

WITH SALES CHARGE
 Class A (inception 7/2/87)          -3.27%   +0.87%    +1.90%     +3.50%     +5.29%
 Class B (inception 3/20/95)         -4.13%   +0.47%    +1.76%     +3.22%     +3.68%
 Class C (inception 6/26/00)         -0.21%   +1.74%    +2.11%       N/A      +3.51%

AT SEPT. 30, 2007
                                                                               SINCE
WITHOUT SALES CHARGE                 1 YEAR   3 YEARS   5 YEARS   10 YEARS   INCEPTION
 Class A (inception 7/2/87)          +3.64%   +3.14%    +3.92%     +4.58%     +5.77%
 Class B (inception 3/20/95)         +2.86%   +2.35%    +3.13%     +3.80%     +3.97%
 Class C (inception 6/26/00)         +2.86%   +2.35%    +3.09%       N/A      +4.01%

WITH SALES CHARGE
 Class A (inception 7/2/87)          -1.28%   +1.48%    +2.91%     +4.08%     +5.50%
 Class B (inception 3/20/95)         -2.14%   +1.09%    +2.78%     +3.80%     +3.97%
 Class C (inception 6/26/00)         +1.86%   +2.35%    +3.09%       N/A      +4.01%

Class A share performance reflects the maximum sales charge of 4.75%. Class B share performance reflects a contingent deferred sales charge (CDSC) applied as follows: first year 5%; second and third years 4%; fourth year 3%; fifth year 2%; sixth year 1%; no sales charge thereafter. Class C shares may be subject to a 1% CDSC if shares are sold within one year after purchase.

--------------------------------------------------------------------------------

                    RIVERSOURCE STATE TAX-EXEMPT FUNDS -- 2007 ANNUAL REPORT  19

QUESTIONS & ANSWERS WITH PORTFOLIO MANAGEMENT

Catherine Stienstra replaced Rick LaCoff as portfolio manager of the RiverSource State Tax-Exempt Funds in August 2007. Below, Ms. Stienstra discusses the Funds' positioning and results for the 12 months ended Aug. 31, 2007.

Q: How did the RiverSource State Tax-Exempt Funds perform for the fiscal year?

A: All Fund returns are for Class A shares, excluding sales charge. All returns are for the 12 months ended Aug. 31, 2007. All Lipper categories represent the respective Fund's peer group.

   - RIVERSOURCE CALIFORNIA TAX-EXEMPT FUND gained 1.35%. The Fund underperformed the Lehman Brothers California 2 Plus Year Municipal Bond Index, which returned 2.03%. The Fund outperformed the Lipper California Municipal Debt Funds Index, which rose 1.07% for the same period.

   - RIVERSOURCE MASSACHUSETTS TAX-EXEMPT FUND advanced 1.33%. The Fund underperformed the Lehman Brothers Massachusetts 3 Plus Year Enhanced Municipal Bond Index, which rose 2.32%, as well as the Lipper Massachusetts Municipal Debt Funds Index, which rose 1.48%, for the same period.

   - RIVERSOURCE MICHIGAN TAX-EXEMPT FUND gained 2.07%. The Fund underperformed the Lehman Brothers Michigan Municipal Bond Index, which advanced 2.57%. The Fund outperformed the Lipper Michigan Municipal Debt Funds Index, which produced a total return of 1.83% for the same period.

   - RIVERSOURCE MINNESOTA TAX-EXEMPT FUND increased 1.26%. The Fund underperformed the Lehman Brothers Minnesota 3 Plus Year Municipal Bond Index, which rose 2.17%, as well as the Lipper Minnesota Municipal Debt Funds Index, which rose 1.42%, for the same period.

   - RIVERSOURCE NEW YORK TAX-EXEMPT FUND advanced 1.53%. The Fund underperformed the Lehman Brother New York 4 Plus Year Municipal Bond Index, which rose 2.21%. The Fund outperformed the Lipper New York Municipal Debt Funds Index, which increased 1.42% for the same period.

   - RIVERSOURCE OHIO TAX-EXEMPT FUND increased 1.55%. The Fund underperformed the Lehman Brothers Ohio 4 Plus Year Enhanced Municipal Bond Index, which gained 2.37%, as well as the Lipper Ohio Municipal Debt Funds Index, which gained 1.84%, for the same period.

   A broad barometer applicable to each of the Funds, the Lehman Brothers Municipal Bond Index, gained 2.30% for the same 12-month period.

   ALL SIX OF THE RIVERSOURCE STATE TAX-EXEMPT FUNDS BENEFITED FROM YIELD CURVE POSITIONING, THAT IS, THE WAY THE FUNDS WERE POSITIONED TO RESPOND TO CHANGES IN SHORT-TERM VS. LONG-TERM INTEREST RATES.


Q: What factors most significantly affected performance during the annual period?

A: The tax-exempt fixed income market produced positive performance during the period. Tax-exempt yields hit a low in December 2006 and then gradually moved higher across the tax-exempt yield curve, rising most significantly in the last two months of the fiscal year. Interest rates increased most at the longer-term portion of the yield curve (i.e., 15-year maturities and longer). As fallout from the subprime mortgage market turmoil took hold in July, sparking a flight to U.S. Treasuries, the municipal bond market lagged. Supply/demand imbalances also put pressure on the municipal bond market.

   All six of the RiverSource State Tax-Exempt Funds benefited from yield curve positioning, that is, the way the Funds were positioned to respond to changes in short-term vs. long-term interest rates. The Funds' modest position in long-term bonds, which performed worst during the annual period, proved prudent. As yields at the long-term end of the yield curve rose, the prices of these bonds decreased.

   Holding significant allocations to state general obligation bonds helped the results of RiverSource New York Tax-Exempt Fund, RiverSource Michigan Tax-Exempt Fund and RiverSource California Tax-Exempt Fund. Further supporting RiverSource California Tax-Exempt Fund was its strategic positioning in non-enhanced municipal tobacco bonds. For most of the period, the sector was a strong performer, due primarily to widespread anticipation of the refunding of Golden State Tobacco Securitization Corporation. During these months, the Fund had a significant allocation to this sector.

--------------------------------------------------------------------------------

 20 RIVERSOURCE STATE TAX-EXEMPT FUNDS -- 2007 ANNUAL REPORT

QUESTIONS & ANSWERS

   Bonds that were advance refunded during the period also boosted the return of RiverSource California Tax-Exempt Fund, but had a rather neutral effect on the other RiverSource State Tax-Exempt Funds. Advance refunding is a procedure in which a bond issuer floats a second bond at a lower interest rate, and the proceeds from the sale of the second bond are conservatively invested, usually in Treasury securities, which in turn, are held in escrow collateralizing the first bond. Given that the advance refunded bonds become, essentially, fully tax-exempt U.S. Treasury securities and no longer represent the credit risk profile of the original borrower, they often increase in value -- sometimes significantly.

   Duration positioning produced mixed results among the Funds. Results of the RiverSource State Tax-Exempt Funds of Michigan, New York and Ohio were helped by their modestly short duration positioning compared to their respective Lehman benchmark index during a period when rates generally rose. Conversely, results of the RiverSource State Tax-Exempt Funds of California, Massachusetts and Minnesota were hurt by their slightly longer duration positions compared to their respective Lehman benchmark index. Duration is a measure of a Fund's sensitivity to changes in interest rates.

   Having a somewhat sizable exposure to BBB-rated bonds detracted from each of the RiverSource State Tax-Exempt Funds, with the exceptions of those of California and Ohio. (RiverSource California Tax-Exempt Fund and RiverSource Ohio Tax-Exempt Fund still had a moderate exposure to BBB-rated bonds compared to their respective Lehman benchmark index.) We had added to each of the Fund's allocation to BBB-rated bonds during the first half of the fiscal year on a highly selective basis, as we expected these bonds to perform well and provide attractive income given anticipated technical conditions within the municipal bond market. However, BBB-rated bonds generally underperformed higher quality bonds during the annual period overall.

   Positions in health care municipal bonds also detracted from the results of the RiverSource State Tax-Exempt Funds of Massachusetts, Minnesota and Ohio. This sector performed well during the first half of the fiscal year, but this was more than offset by its disappointing performance during the second half. RiverSource Massachusetts Tax-Exempt Fund and RiverSource Minnesota Tax-Exempt Fund were also hurt by their holdings in single-family housing bonds. Further detracting from the results of RiverSource Massachusetts Tax-Exempt Fund and RiverSource Ohio Tax-Exempt Fund were their positions in education municipal bonds.

Q: What changes did you make to the Funds and how are they currently positioned?

A: We added to each of the Fund's exposure to Commonwealth of Puerto Rico municipal bonds during the first half of the fiscal year. Also, when tax-exempt bond yields rallied in response to the equity market decline in February, we shortened the duration of each of the Funds further, given our view that we believed rates had declined to levels that appeared too low and would ultimately move higher. This removed some interest rate risk from the portfolios. During the second half of the fiscal year, the duration of the RiverSource State Tax-Exempt Funds of California, Massachusetts and Minnesota drifted somewhat longer based on new purchases of BBB-rated bonds, which tend to be longer-dated than higher rated bonds.

   In the last two months of the period, we increased exposure to non-enhanced municipal tobacco bonds in RiverSource Michigan Tax-Exempt Fund, bringing it to a neutral position compared to its Lehman benchmark index. We also reduced RiverSource California Tax-Exempt Fund's significant allocation to this sector during these months, bringing its comparative position closer to neutral. Finally, we added health care bonds rated A and AA to the RiverSource State Tax-Exempt Funds of California, Massachusetts and Minnesota, as these bonds' relative yields had become more attractive than they had been in approximately five years.

   WE ALSO INTEND TO CONTINUE TO SELECTIVELY ADD TO THE FUNDS' EXPOSURE TO BBB-RATED BONDS AND OTHER HIGHER YIELDING MUNICIPAL BONDS ON AN OPPORTUNISTIC BASIS.


Q: How do you intend to manage the Funds in the coming months?

A: We believe the primary factors hanging over the tax-exempt bond market are the ongoing effect of supply/demand pressures within the municipal market and the interest rate cut by the Federal Reserve Board. Together, we expect these factors to cause the tax-exempt fixed income yield curve to steepen further during the coming months.

--------------------------------------------------------------------------------

                    RIVERSOURCE STATE TAX-EXEMPT FUNDS -- 2007 ANNUAL REPORT  21

QUESTIONS & ANSWERS

   Given our view, we intend to favor a neutral to slightly longer duration positioning for the Funds compared to their respective Lehman benchmark index over the near term. We further intend to watch closely for opportunities to add to the Funds' position in non-enhanced municipal tobacco bonds and in prepaid natural gas municipal bonds, as each of these sectors has significant amounts of pending supply expected to come to market in the months ahead. We also intend to continue to selectively add to the Funds' exposure to BBB-rated bonds and other higher yielding municipal bonds on an opportunistic basis.

   At the same time, of course, we intend to maintain our focus on seeking higher-quality securities with good structure and on further diversifying the portfolios. Each Fund's emphasis continues to be on generating a high level of income generally exempt from federal income tax as well as from the respective state and local taxes.

Any specific securities mentioned are for illustrative purposes only and are not a complete list of securities that have increased or decreased in value. The views expressed in this statement reflect those of the portfolio manager(s) only through the end of the period of the report as stated on the cover and do not necessarily represent the views of RiverSource Investments, LLC (RiverSource) or any subadviser to the Fund or any other person in the RiverSource or subadviser organizations. Any such views are subject to change at any time based upon market or other conditions and RiverSource disclaims any responsibility to update such views. These views may not be relied on as investment advice and, because investment decisions for a RiverSource Fund are based on numerous factors, may not be relied on as an indication of trading intent on behalf of any RiverSource Fund.

--------------------------------------------------------------------------------

 22 RIVERSOURCE STATE TAX-EXEMPT FUNDS -- 2007 ANNUAL REPORT

                       THIS PAGE LEFT BLANK INTENTIONALLY

THE FUND'S LONG-TERM PERFORMANCE

RIVERSOURCE CALIFORNIA TAX-EXEMPT FUND

The chart on the facing page illustrates the total value of an assumed $10,000 investment in RiverSource California Tax-Exempt Fund Class A shares (from 9/1/97 to 8/31/07) as compared to the performance of three widely cited performance indices, the Lehman Brothers California 2 Plus Year Municipal Bond Index, the Lehman Brothers Municipal Bond Index, and the Lipper California Municipal Debt Funds Index. In comparing the Fund's Class A shares to these indices, you should take into account the fact that the Fund's performance reflects the maximum sales charge of 4.75%, while such charges are not reflected in the performance of the indices. Returns for the Fund include the reinvestment of any distribution paid during each period.

The performance information shown represents past performance and is not a guarantee of future results. The table below and the chart on the facing page do not reflect the deduction of taxes that a shareholder would pay on fund distributions or the redemption of fund shares. The investment return and principal value of your investment will fluctuate so that your shares, when redeemed, may be worth more or less than their original cost. Current performance may be lower or higher than the performance information shown. You may obtain performance information current to the most recent month-end by contacting your financial institution or visiting riversource.com/funds. Also see "Past Performance" in the Fund's current prospectus.

COMPARATIVE RESULTS

                                                                                          SINCE
Results at Aug. 31, 2007                  1 YEAR     3 YEARS    5 YEARS    10 YEARS    INCEPTION(4)
RIVERSOURCE CALIFORNIA TAX-EXEMPT FUND (INCLUDES SALES CHARGE)
 Class A Cumulative value of $10,000       $9,655    $10,488    $11,325    $14,683       $30,535
        Average annual total return         -3.45%     +1.60%     +2.52%     +3.92%        +5.45%
LEHMAN BROTHERS CALIFORNIA 2 PLUS YEAR MUNICIPAL BOND INDEX(1)
        Cumulative value of $10,000       $10,203    $11,229    $12,408    $17,031           N/A
        Average annual total return         +2.03%     +3.94%     +4.41%     +5.47%          N/A
LEHMAN BROTHERS MUNICIPAL BOND INDEX(2)
        Cumulative value of $10,000       $10,230    $11,100    $12,260    $16,736       $38,653
        Average annual total return         +2.30%     +3.54%     +4.16%     +5.28%        +6.65%
LIPPER CALIFORNIA MUNICIPAL DEBT FUNDS INDEX(3)
        Cumulative value of $10,000       $10,107    $11,074    $12,079    $15,924       $34,470
        Average annual total return         +1.07%     +3.46%     +3.85%     +4.76%        +6.07%

Results for other share classes can be found on page 9.

--------------------------------------------------------------------------------

 24 RIVERSOURCE STATE TAX-EXEMPT FUNDS -- 2007 ANNUAL REPORT

(VALUE OF A HYPOTHETICAL $10,000 INVESTMENT IN RIVERSOURCE CALIFORNIA TAX-EXAMPLE FUND LINE GRAPH)

                                   RIVERSOURCE CALIFORNIA       LEHMAN BROTHERS
                                       TAX-EXEMPT FUND       CALIFORNIA 2 PLUS YEAR     LEHMAN BROTHERS       LIPPER CALIFORNIA
                                   CLASS A (INCLUDES SALES       MUNICIPAL BOND          MUNICIPAL BOND        MUNICIPAL DEBTS
                                            CHARGE)                 INDEX(1)                INDEX(2)            FUNDS INDEX(3)
                                   -----------------------   ----------------------    ------------------     -----------------
'97                                       $ 9,525                  $10,000                 $10,000                $10,000
'98                                        10,277                   10,905                  10,865                 10,879
'99                                        10,167                   10,936                  10,919                 10,782
'00                                        10,879                   11,813                  11,659                 11,535
'01                                        11,733                   12,988                  12,847                 12,621
'02                                        12,353                   13,723                  13,648                 13,182
'03                                        12,476                   13,999                  14,077                 13,390
'04                                        13,337                   15,165                  15,078                 14,377
'05                                        14,115                   16,149                  15,878                 15,267
'06                                        14,487                   16,692                  16,359                 15,755
'07                                        14,683                   17,031                  16,736                 15,924

(1) The Lehman Brothers California 2 Plus Year Municipal Bond Index, an unmanaged index, is a market value-weighted index of California investment-grade fixed-rate municipal bonds with maturities of two years or more.
(2) The Lehman Brothers Municipal Bond Index, an unmanaged index, is made up of a representative list of general obligation, revenue, insured and pre-refunded bonds. The index is frequently used as a general measure of tax-exempt bond market performance. The Lehman Brothers indices reflect reinvestment of all distributions and changes in market prices.
(3) The Lipper California Municipal Debt Funds Index includes the 30 largest municipal debt funds in California tracked by Lipper Inc. The Lipper index's returns include net reinvested dividends.
(4) Fund data is from Aug. 18, 1986. Lehman Brothers Municipal Bond Index and Lipper peer group data is from Sept. 1, 1986. The Fund began operating before the inception of the Lehman Brothers California 2 Plus Year Municipal Bond Index.

--------------------------------------------------------------------------------

                    RIVERSOURCE STATE TAX-EXEMPT FUNDS -- 2007 ANNUAL REPORT  25

THE FUND'S LONG-TERM PERFORMANCE

RIVERSOURCE MASSACHUSETTS TAX-EXEMPT FUND

The chart on the facing page illustrates the total value of an assumed $10,000 investment in RiverSource Massachusetts Tax-Exempt Fund Class A shares (from 9/1/97 to 8/31/07) as compared to the performance of three widely cited performance indices, the Lehman Brothers Massachusetts 3 Plus Year Enhanced Municipal Bond Index, the Lehman Brothers Municipal Bond Index, and the Lipper Massachusetts Municipal Debt Funds index. In comparing the Fund's Class A shares to these indices, you should take into account the fact that the Fund's performance reflects the maximum sales charge of 4.75%, while such charges are not reflected in the performance of the indices. Returns for the Fund include the reinvestment of any distribution paid during each period.

The performance information shown represents past performance and is not a guarantee of future results. The table below and the chart on the facing page do not reflect the deduction of taxes that a shareholder would pay on fund distributions or the redemption of fund shares. The investment return and principal value of your investment will fluctuate so that your shares, when redeemed, may be worth more or less than their original cost. Current performance may be lower or higher than the performance information shown. You may obtain performance information current to the most recent month-end by contacting your financial institution or visiting riversource.com/funds. Also see "Past Performance" in the Fund's current prospectus.

COMPARATIVE RESULTS

                                                                                          SINCE
Results at Aug. 31, 2007                  1 YEAR     3 YEARS    5 YEARS    10 YEARS    INCEPTION(4)
RIVERSOURCE MASSACHUSETTS TAX-EXEMPT FUND (INCLUDES SALES CHARGE)
 Class A Cumulative value of $10,000       $9,652    $10,288    $11,003    $14,102       $28,385
        Average annual total return         -3.48%     +0.95%     +1.93%     +3.50%        +5.31%
LEHMAN BROTHERS MASSACHUSETTS 3 PLUS YEAR ENHANCED MUNICIPAL BOND INDEX(1)
        Cumulative value of $10,000       $10,232    $11,065    $12,302    $16,971           N/A
        Average annual total return         +2.32%     +3.43%     +4.23%     +5.43%          N/A
LEHMAN BROTHERS MUNICIPAL BOND INDEX(2)
        Cumulative value of $10,000       $10,230    $11,100    $12,260    $16,736       $37,411
        Average annual total return         +2.30%     +3.54%     +4.16%     +5.28%        +6.76%
LIPPER MASSACHUSETTS MUNICIPAL DEBT FUNDS INDEX(3)
        Cumulative value of $10,000       $10,148    $10,950    $11,986    $15,740           N/A
        Average annual total return         +1.48%     +3.07%     +3.69%     +4.64%          N/A

Results for other share classes can be found on page 11.

--------------------------------------------------------------------------------

 26 RIVERSOURCE STATE TAX-EXEMPT FUNDS -- 2007 ANNUAL REPORT

(VALUE OF A HYPOTHETICAL $10,000 INVESTMENT IN RIVERSOURCE MASSACHUSETTS TAX-EXEMPT FUND LINE GRAPH)

                                                                 LEHMAN BROTHERS
                                           RIVERSOURCE         MASSACHUSETTS 3 PLUS
                                       MASSACHUSETTS TAX-         YEAR ENHANCED         LEHMAN BROTHERS      LIPPER MASSACHUSETTS
                                       EXEMPT FUND CLASS A        MUNICIPAL BOND         MUNICIPAL BOND      MUNICIPAL DEBT FUNDS
                                     (INCLUDES SALES CHARGE)        INDEX(1)                INDEX(2)              INDEX(3)
                                     -----------------------   --------------------    ------------------    --------------------
'97                                         $ 9,525                  $10,000                $10,000                $10,000
'98                                          10,296                   10,897                 10,865                 10,833
'99                                          10,176                   10,890                 10,919                 10,704
'00                                          10,596                   11,645                 11,659                 11,300
'01                                          11,533                   12,923                 12,847                 12,473
'02                                          12,211                   13,798                 13,648                 13,133
'03                                          12,309                   14,276                 14,077                 13,493
'04                                          13,057                   15,338                 15,078                 14,377
'05                                          13,628                   16,135                 15,878                 15,116
'06                                          13,917                   16,586                 16,359                 15,510
'07                                          14,102                   16,971                 16,736                 15,740

(1) The Lehman Brothers Massachusetts 3 Plus Year Enhanced Municipal Bond Index, an unmanaged index, is a market value-weighted index of Massachusetts investment-grade fixed-rate municipal bonds with maturities of three years or more.
(2) The Lehman Brothers Municipal Bond Index, an unmanaged index, is made up of a representative list of general obligation, revenue, insured and pre-refunded bonds. The index is frequently used as a general measure of tax-exempt bond market performance. The Lehman Brothers indices reflect reinvestment of all distributions and changes in market prices.
(3) The Lipper Massachusetts Municipal Debt Funds Index includes the 10 largest municipal debt funds in Massachusetts tracked by Lipper Inc. The Lipper index's returns include net reinvested dividends.
(4) Fund data is from July 2, 1987. Lehman Brothers Municipal Bond Index is from July 1, 1987. The Fund began operating before the inception of the Lehman Brothers Massachusetts 3 Plus Enhanced Municipal Bond Index and the Lipper peer group.

--------------------------------------------------------------------------------

                    RIVERSOURCE STATE TAX-EXEMPT FUNDS -- 2007 ANNUAL REPORT  27

THE FUND'S LONG-TERM PERFORMANCE

RIVERSOURCE MICHIGAN TAX-EXEMPT FUND

The chart on the facing page illustrates the total value of an assumed $10,000 investment in RiverSource Michigan Tax-Exempt Fund Class A shares (from 9/1/97 to 8/31/07) as compared to the performance of three widely cited performance indices, the Lehman Brothers Michigan Municipal Bond Index, the Lehman Brothers Municipal Bond Index, and the Lipper Michigan Municipal Debt Funds Index. In comparing the Fund's Class A shares to these indices, you should take into account the fact that the Fund's performance reflects the maximum sales charge of 4.75%, while such charges are not reflected in the performance of the indices. Returns for the Fund include the reinvestment of any distribution paid during each period.

The performance information shown represents past performance and is not a guarantee of future results. The table below and the chart on the facing page do not reflect the deduction of taxes that a shareholder would pay on fund distributions or the redemption of fund shares. The investment return and principal value of your investment will fluctuate so that your shares, when redeemed, may be worth more or less than their original cost. Current performance may be lower or higher than the performance information shown. You may obtain performance information current to the most recent month-end by contacting your financial institution or visiting riversource.com/funds. Also see "Past Performance" in the Fund's current prospectus.

COMPARATIVE RESULTS

                                                                                          SINCE
Results at Aug. 31, 2007                  1 YEAR     3 YEARS    5 YEARS    10 YEARS    INCEPTION(4)
RIVERSOURCE MICHIGAN TAX-EXEMPT FUND (INCLUDES SALES CHARGE)
 Class A Cumulative value of $10,000       $9,722    $10,386    $11,281    $14,380        $29,436
        Average annual total return         -2.78%     +1.27%     +2.44%     +3.70%         +5.50%
LEHMAN BROTHERS MICHIGAN MUNICIPAL BOND
   INDEX(1)
        Cumulative value of $10,000       $10,257    $11,078    $12,249    $16,799           N/A
        Average annual total return         +2.57%     +3.47%     +4.14%     +5.33%          N/A
LEHMAN BROTHERS MUNICIPAL BOND INDEX(2)
        Cumulative value of $10,000       $10,230    $11,100    $12,260    $16,736        $37,411
        Average annual total return         +2.30%     +3.54%     +4.16%     +5.28%         +6.76%
LIPPER MICHIGAN MUNICIPAL DEBT FUNDS
  INDEX(3)
        Cumulative value of $10,000       $10,183    $10,918    $11,854    $15,342           N/A
        Average annual total return         +1.83%     +2.97%     +3.46%     +4.37%          N/A

Results for other share classes can be found on page 13.

--------------------------------------------------------------------------------

 28 RIVERSOURCE STATE TAX-EXEMPT FUNDS -- 2007 ANNUAL REPORT

(VALUE OF A HYPOTHETICAL $10,000 INVESTMENT IN RIVERSOURCE MICHIGAN TAX-EXEMPT FUND LINE GRAPH)

                                      RIVERSOURCE MICHIGAN
                                         TAX-EXEMPT FUND         LEHMAN BROTHERS        LEHMAN BROTHERS        LIPPER MICHIGAN
                                     CLASS A (INCLUDES SALES    MICHIGAN MUNICIPAL       MUNICIPAL BOND      MUNICIPAL DEBT FUNDS
                                             CHARGE)              BOND INDEX(1)             INDEX(2)               INDEX(3)
                                     -----------------------    ------------------     ------------------    --------------------
'97                                          $ 9,525                 $10,000                $10,000               $10,000
'98                                           10,255                  10,896                 10,865                10,786
'99                                           10,164                  10,900                 10,919                10,681
'00                                           10,527                  11,624                 11,659                11,220
'01                                           11,517                  12,864                 12,847                12,299
'02                                           12,140                  13,717                 13,648                12,945
'03                                           12,371                  14,232                 14,077                13,307
'04                                           13,188                  15,163                 15,078                14,051
'05                                           13,737                  15,912                 15,878                14,689
'06                                           14,089                  16,378                 16,359                15,067
'07                                           14,380                  16,799                 16,736                15,342

(1) The Lehman Brothers Michigan Municipal Bond Index, an unmanaged index, is a subset of the Lehman Brothers Municipal Bond Index. The index is made up of investment-grade, tax-exempt, and fixed-rate bonds issued in the state of Michigan. All securities have effective maturities greater than one year and are selected from issues larger than $50 million.
(2) The Lehman Brothers Municipal Bond Index, an unmanaged index, is made up of a representative list of general obligation, revenue, insured and pre-refunded bonds. The index is frequently used as a general measure of tax-exempt bond market performance. The Lehman Brothers indices reflect reinvestment of all distributions and changes in market prices.
(3) The Lipper Michigan Municipal Debt Funds Index includes the 10 largest municipal debt funds in Michigan tracked by Lipper Inc. The Lipper index's returns include net reinvested dividends.
(4) Fund data is from July 2, 1987. Lehman Brothers Municipal Bond Index is from July 1, 1987. The Fund began operating before the inception of the Lehman Brothers Michigan Municipal Bond Index and Lipper peer group.

--------------------------------------------------------------------------------

                    RIVERSOURCE STATE TAX-EXEMPT FUNDS -- 2007 ANNUAL REPORT  29

THE FUND'S LONG-TERM PERFORMANCE

RIVERSOURCE MINNESOTA TAX-EXEMPT FUND

The chart on the facing page illustrates the total value of an assumed $10,000 investment in RiverSource Minnesota Tax-Exempt Fund Class A shares (from 9/1/97 to 8/31/07) as compared to the performance of three widely cited performance indices, the Lehman Brothers Minnesota 3 Plus Year Enhanced Municipal Bond Index, the Lehman Brothers Municipal Bond Index, and the Lipper Minnesota Municipal Debt Funds Index. In comparing the Fund's Class A shares to these indices, you should take into account the fact that the Fund's performance reflects the maximum sales charge of 4.75%, while such charges are not reflected in the performance of the indices. Returns for the Fund include the reinvestment of any distribution paid during each period.

The performance information shown represents past performance and is not a guarantee of future results. The table below and the chart on the facing page do not reflect the deduction of taxes that a shareholder would pay on fund distributions or the redemption of fund shares. The investment return and principal value of your investment will fluctuate so that your shares, when redeemed, may be worth more or less than their original cost. Current performance may be lower or higher than the performance information shown. You may obtain performance information current to the most recent month-end by contacting your financial institution or visiting riversource.com/funds. Also see "Past Performance" in the Fund's current prospectus.

COMPARATIVE RESULTS

                                                                                                                SINCE
RESULTS AT AUG. 31, 2007                                        1 YEAR     3 YEARS    5 YEARS    10 YEARS    INCEPTION(4)
RIVERSOURCE MINNESOTA TAX-EXEMPT FUND (INCLUDES SALES CHARGE)
 Class A Cumulative value of $10,000                             $9,645    $10,272    $11,182    $14,483       $30,841
        Average annual total return                               -3.55%     +0.90%     +2.26%     +3.77%        +5.50%
LEHMAN BROTHERS MINNESOTA 3 PLUS YEAR ENHANCED MUNICIPAL BOND INDEX(1)
        Cumulative value of $10,000                             $10,217    $11,071    $12,296    $16,645           N/A
        Average annual total return                               +2.17%     +3.45%     +4.22%     +5.23%          N/A
LEHMAN BROTHERS MUNICIPAL BOND INDEX(2)
        Cumulative value of $10,000                             $10,230    $11,100    $12,260    $16,736       $38,653
        Average annual total return                               +2.30%     +3.54%     +4.16%     +5.28%        +6.65%
LIPPER MINNESOTA MUNICIPAL DEBT FUNDS INDEX(3)
        Cumulative value of $10,000                             $10,142    $10,943    $11,998    $15,503           N/A
        Average annual total return                               +1.42%     +3.05%     +3.71%     +4.48%          N/A

Results for other share classes can be found on page 15.

--------------------------------------------------------------------------------

 30 RIVERSOURCE STATE TAX-EXEMPT FUNDS -- 2007 ANNUAL REPORT

(VALUE OF A HYPOTHETICAL $10,000 INVESTMENT IN RIVERSOURCE MINNESOTA TAX-EXEMPT FUND LINE GRAPH)


                                          RIVERSOURCE            LEHMAN BROTHERS
                                        MINNESOTA TAX-        MINNESOTA 3 PLUS YEAR     LEHMAN BROTHERS        LIPPER MINNESOTA
                                      EXEMPT FUND CLASS A      ENHANCED MUNICIPAL        MUNICIPAL BOND      MUNICIPAL DEBT FUNDS
                                    (INCLUDES SALES CHARGE)       BOND INDEX(1)             INDEX(2)               INDEX(3)
                                    -----------------------   ---------------------    ------------------    --------------------
'97                                        $ 9,525                  $10,000                 $10,000                $10,000
'98                                         10,296                   10,856                  10,865                 10,791
'99                                         10,288                   10,880                  10,919                 10,753
'00                                         10,748                   11,593                  11,659                 11,244
'01                                         11,627                   12,759                  12,847                 12,268
'02                                         12,333                   13,541                  13,648                 12,921
'03                                         12,628                   14,065                  14,077                 13,326
'04                                         13,430                   15,034                  15,078                 14,166
'05                                         13,959                   15,813                  15,878                 14,881
'06                                         14,302                   16,292                  16,359                 15,286
'07                                         14,483                   16,645                  16,736                 15,503

(1) The Lehman Brothers Minnesota 3 Plus Year Enhanced Municipal Bond Index, an unmanaged index, is a market value-weighted index of Minnesota investment-grade fixed-rate municipal bonds with maturities of three years or more.
(2) The Lehman Brothers Municipal Bond Index, an unmanaged index, is made up of a representative list of general obligation, revenue, insured and pre-refunded bonds. The index is frequently used as a general measure of tax-exempt bond market performance. The Lehman Brothers indices reflect reinvestment of all distributions and changes in market prices.
(3) The Lipper Minnesota Municipal Debt Funds Index includes the 10 largest municipal debt funds in Minnesota tracked by Lipper Inc. The Lipper index's returns include net reinvested dividends.
(4) Fund data is from Aug. 18, 1986. Lehman Brothers Municipal Bond Index is from Sept. 1, 1986. The Fund began operating before the inception of the Lehman Brothers Minnesota 3 Plus Year Enhanced Municipal Bond Index and the Lipper peer group.

--------------------------------------------------------------------------------

                    RIVERSOURCE STATE TAX-EXEMPT FUNDS -- 2007 ANNUAL REPORT  31

THE FUND'S LONG-TERM PERFORMANCE

RIVERSOURCE NEW YORK TAX-EXEMPT FUND

The chart on the facing page illustrates the total value of an assumed $10,000 investment in RiverSource New York Tax-Exempt Fund Class A shares (from 9/1/97 to 8/31/07) as compared to the performance of three widely cited performance indices, the Lehman Brothers New York 4 Plus Year Municipal Bond Index, the Lehman Brothers Municipal Bond Index, and the Lipper New York Municipal Debt Funds Index. In comparing the Fund's Class A shares to these indices, you should take into account the fact that the Fund's performance reflects the maximum sales charge of 4.75%, while such charges are not reflected in the performance of the indices. Returns for the Fund include the reinvestment of any distribution paid during each period.

The performance information shown represents past performance and is not a guarantee of future results. The table below and the chart on the facing page do not reflect the deduction of taxes that a shareholder would pay on fund distributions or the redemption of fund shares. The investment return and principal value of your investment will fluctuate so that your shares, when redeemed, may be worth more or less than their original cost. Current performance may be lower or higher than the performance information shown. You may obtain performance information current to the most recent month-end by contacting your financial institution or visiting riversource.com/funds. Also see "Past Performance" in the Fund's current prospectus.

COMPARATIVE RESULTS

                                                                                          SINCE
Results at Aug. 31, 2007                  1 YEAR     3 YEARS    5 YEARS    10 YEARS    INCEPTION(4)
RIVERSOURCE NEW YORK TAX-EXEMPT FUND (INCLUDES SALES CHARGE)
 Class A Cumulative value of $10,000       $9,671    $10,346    $11,177    $14,500        $29,694
        Average annual total return         -3.29%     +1.14%     +2.25%     +3.79%         +5.31%
LEHMAN BROTHERS NEW YORK 4 PLUS YEAR MUNICIPAL BOND INDEX(1)
        Cumulative value of $10,000       $10,221    $11,155    $12,426    $17,226            N/A
        Average annual total return         +2.21%     +3.71%     +4.44%     +5.59%           N/A
LEHMAN BROTHERS MUNICIPAL BOND INDEX(2)
        Cumulative value of $10,000       $10,230    $11,100    $12,260    $16,736        $39,078
        Average annual total return         +2.30%     +3.54%     +4.16%     +5.28%         +6.65%
LIPPER NEW YORK MUNICIPAL DEBT FUNDS INDEX(3)
        Cumulative value of $10,000       $10,142    $10,975    $11,952    $15,614        $33,722
        Average annual total return         +1.42%     +3.15%     +3.63%     +4.56%         +5.91%

Results for other share classes can be found on page 17.

--------------------------------------------------------------------------------

 32 RIVERSOURCE STATE TAX-EXEMPT FUNDS -- 2007 ANNUAL REPORT

(VALUE OF A HYPOTHETICAL $10,000 INVESTMENT IN RIVERSOURCE NEW YORK TAX-EXEMPT FUND LINE GRAPH)

                                      RIVERSOURCE NEW YORK     LEHMAN BROTHERS NEW
                                         TAX-EXEMPT FUND         YORK 4 PLUS YEAR       LEHMAN BROTHERS        LIPPER NEW YORK
                                     CLASS A (INCLUDES SALES      MUNICIPAL BOND         MUNICIPAL BOND      MUNICIPAL DEBT FUNDS
                                              CHARGE)                INDEX(1)               INDEX(2)               INDEX(3)
                                     -----------------------   -------------------     ------------------    --------------------
'97                                          $ 9,525                 $10,000                $10,000               $10,000
'98                                           10,273                  10,962                 10,865                10,856
'99                                           10,185                  10,967                 10,919                10,682
'00                                           10,682                  11,754                 11,659                11,257
'01                                           11,650                  13,066                 12,847                12,445
'02                                           12,356                  13,864                 13,648                13,062
'03                                           12,581                  14,334                 14,077                13,371
'04                                           13,350                  15,443                 15,078                14,229
'05                                           13,941                  16,342                 15,878                14,963
'06                                           14,281                  16,854                 16,359                15,395
'07                                           14,500                  17,226                 16,736                15,614

(1) The Lehman Brothers New York 4 Plus Year Municipal Bond Index, an unmanaged index, is a market value-weighted index of New York investment-grade fixed-rate municipal bonds with maturities of four years or more.
(2) The Lehman Brothers Municipal Bond Index, an unmanaged index, is made up of a representative list of general obligation, revenue, insured and pre-refunded bonds. The index is frequently used as a general measure of tax-exempt bond market performance. The Lehman Brothers indices reflect reinvestment of all distributions and changes in market prices.
(3) The Lipper New York Municipal Debt Funds Index includes the 30 largest municipal debt funds in New York tracked by Lipper Inc. The Lipper index's returns include net reinvested dividends.
(4) Fund data is from Aug. 18, 1986. Lehman Brothers Municipal Bond Index and Lipper peer group is from Sept. 1, 1986. The Fund began operating before the inception of the Lehman Brothers New York 4 Plus Year Municipal Bond Index.

--------------------------------------------------------------------------------

                    RIVERSOURCE STATE TAX-EXEMPT FUNDS -- 2007 ANNUAL REPORT  33

THE FUND'S LONG-TERM PERFORMANCE

RIVERSOURCE OHIO TAX-EXEMPT FUND

The chart on the facing page illustrates the total value of an assumed $10,000 investment in RiverSource Ohio Tax-Exempt Fund Class A shares (from 9/1/97 to 8/31/07) as compared to the performance of three widely cited performance indices, the Lehman Brothers Ohio 4 Plus Year Enhanced Municipal Bond Index, the Lehman Brothers Municipal Bond Index, and the Lipper Ohio Municipal Debt Funds Index. In comparing the Fund's Class A shares to these indices, you should take into account the fact that the Fund's performance reflects the maximum sales charge of 4.75%, while such charges are not reflected in the performance of the indices. Returns for the Fund include the reinvestment of any distribution paid during each period.

The performance information shown represents past performance and is not a guarantee of future results. The table below and the chart on the facing page do not reflect the deduction of taxes that a shareholder would pay on fund distributions or the redemption of fund shares. The investment return and principal value of your investment will fluctuate so that your shares, when redeemed, may be worth more or less than their original cost. Current performance may be lower or higher than the performance information shown. You may obtain performance information current to the most recent month-end by contacting your financial institution or visiting riversource.com/funds. Also see "Past Performance" in the Fund's current prospectus.

COMPARATIVE RESULTS

                                                                                            SINCE
Results at Aug. 31, 2007                    1 YEAR     3 YEARS    5 YEARS    10 YEARS    INCEPTION(4)
RIVERSOURCE OHIO TAX-EXEMPT FUND (INCLUDES SALES CHARGE)
 Class A Cumulative value of $10,000         $9,673    $10,263    $10,987    $14,105       $28,276
        Average annual total return           -3.27%     +0.87%     +1.90%     +3.50%        +5.29%
LEHMAN BROTHERS OHIO 4 PLUS YEAR ENHANCED MUNICIPAL BOND INDEX(1)
        Cumulative value of $10,000         $10,237    $11,126    $12,379    $16,850           N/A
        Average annual total return           +2.37%     +3.62%     +4.36%     +5.36%          N/A
LEHMAN BROTHERS MUNICIPAL BOND INDEX(2)
        Cumulative value of $10,000         $10,230    $11,100    $12,260    $16,736       $37,411
        Average annual total return           +2.30%     +3.54%     +4.16%     +5.28%        +6.76%
LIPPER OHIO MUNICIPAL DEBT FUNDS INDEX(3)
        Cumulative value of $10,000         $10,184    $10,943    $11,969    $15,638           N/A
        Average annual total return           +1.84%     +3.05%     +3.66%     +4.57%          N/A

Results for other share classes can be found on page 19.

--------------------------------------------------------------------------------

 34 RIVERSOURCE STATE TAX-EXEMPT FUNDS -- 2007 ANNUAL REPORT

(VALUE OF A HYPOTHETICAL $10,000 INVESTMENT IN RIVERSOURCE OHIO TAX-EXEMPT FUND LINE GRAPH)

                                                               LEHMAN BROTHERS OHIO
                                      RIVERSOURCE OHIO TAX-    4 PLUS YEAR ENHANCED     LEHMAN BROTHERS          LIPPER OHIO
                                       EXEMPT FUND CLASS A        MUNICIPAL BOND         MUNICIPAL BOND      MUNICIPAL DEBT FUNDS
                                     (INCLUDES SALES CHARGE)         INDEX(1)              INDEX(2)                INDEX(3)
                                     -----------------------   --------------------    ------------------    --------------------
'97                                          $ 9,525                 $10,000                $10,000                $10,000
'98                                           10,254                  10,841                 10,865                 10,805
'99                                           10,224                  10,868                 10,919                 10,749
'00                                           10,704                  11,589                 11,659                 11,324
'01                                           11,563                  12,760                 12,847                 12,425
'02                                           12,229                  13,616                 13,648                 13,066
'03                                           12,401                  14,145                 14,077                 13,430
'04                                           13,091                  15,145                 15,078                 14,290
'05                                           13,600                  15,981                 15,878                 14,990
'06                                           13,890                  16,460                 16,359                 15,356
'07                                           14,105                  16,850                 16,736                 15,638

(1) The Lehman Brothers Ohio 4 Plus Year Enhanced Municipal Bond Index, an unmanaged index, is a market value-weighted index of Ohio investment-grade fixed-rate municipal bonds with maturities of four years or more.
(2) The Lehman Brothers Municipal Bond Index, an unmanaged index, is made up of a representative list of general obligation, revenue, insured and pre-refunded bonds. The index is frequently used as a general measure of tax-exempt bond market performance. The Lehman Brothers indices reflect reinvestment of all distributions and changes in market prices.
(3) The Lipper Ohio Municipal Debt Funds Index includes the 10 largest municipal debt funds in Ohio tracked by Lipper Inc. The Lipper index's returns include net reinvested dividends.
(4) Fund data is from July 2, 1987. Lehman Brothers Municipal Bond Index is from July 1, 1987. The Fund began operating before the inception of the Lehman Brothers Ohio 4 Plus Year Enhanced Municipal Bond Index and the Lipper peer group.

--------------------------------------------------------------------------------

                    RIVERSOURCE STATE TAX-EXEMPT FUNDS -- 2007 ANNUAL REPORT  35

INVESTMENTS IN SECURITIES

RiverSource California Tax-Exempt Fund
AUG. 31, 2007
(Percentages represent value of investments compared to net assets)

MUNICIPAL BONDS (97.6%)
NAME OF ISSUER
AND TITLE OF                                      COUPON            PRINCIPAL
ISSUE(C,D)                                         RATE               AMOUNT                   VALUE(A)
ADVANCED REFUNDED (0.6%)
Los Angeles Harbor Department
 Revenue Bonds
 Series 1988 Escrowed to Maturity
  10-01-18                                        7.60%                $880,000              $1,043,513
-------------------------------------------------------------------------------------------------------

AIRPORT (2.5%)
Los Angeles Harbor Department
 Refunding Revenue Bonds
 Series 2006A (MBIA) A.M.T.
  08-01-13                                         5.00               2,000,000               2,105,280
San Francisco City & County Airports Commission
 Refunding Revenue Bonds
 2nd Series 2001-27B (FGIC)
  05-01-16                                         5.25               2,170,000               2,274,073
                                                                                        ---------------
Total                                                                                         4,379,353
-------------------------------------------------------------------------------------------------------

AIRPORT-SPECIAL FACILITY (1.5%)
City of Long Beach
 Refunding Revenue Bonds
 Series 2005A (MBIA) A.M.T.
  05-15-20                                         5.00               1,500,000               1,531,590
  05-15-21                                         5.00               1,000,000               1,017,180
                                                                                        ---------------
Total                                                                                         2,548,770
-------------------------------------------------------------------------------------------------------

CERTIFICATE OF PARTICIPATION (2.8%)
County of Riverside
 Certificate of Participation
 Series 1998 (MBIA)
  12-01-21                                         5.00               1,530,000               1,559,804
County of San Diego
 Certificate of Participation
 Series 1993 Inverse Floater (AMBAC)
  09-01-07                                         7.32               3,200,000(f)            3,200,286
                                                                                        ---------------
Total                                                                                         4,760,090
-------------------------------------------------------------------------------------------------------

COLLEGE (8.1%)
California Educational Facilities Authority
 Revenue Bonds
 Claremont McKenna College
 Series 2007
  01-01-32                                         5.00               1,250,000               1,275,188
California Educational Facilities Authority
 Revenue Bonds
 Stanford University
 Series 1997N
  12-01-27                                         5.20               1,000,000               1,011,760
California Educational Facilities Authority
 Revenue Bonds
 University of Southern California
 Series 2003A
  10-01-33                                         5.00               2,000,000               2,126,680

MUNICIPAL BONDS (CONTINUED)
NAME OF ISSUER
AND TITLE OF                                      COUPON            PRINCIPAL
ISSUE(C,D)                                         RATE               AMOUNT                   VALUE(A)
COLLEGE (CONT.)
California Educational Facilities Authority
 Revenue Bonds
 University of Southern California
 Series 2007A
  10-01-37                                        4.75%              $2,000,000              $1,956,060
Chabot-Las Positas Community College District
 Unlimited General Obligation Bonds
 Capital Appreciation Election 2004B
 Zero Coupon
 Series 2006 (AMBAC)
  08-01-19                                         4.75               1,000,000(i)              570,510
Foothill-De Anza Community College District
 Unlimited General Obligation Bonds
 Series 2007A (AMBAC)
  08-01-27                                         5.00               2,500,000(h)            2,556,750
Merced Community College District
 Refunding Revenue Bonds
 School Facilities Financing Authority
 Series 2006 (MBIA)
  08-01-21                                         5.00                 700,000                 750,862
San Diego Community College District
 Unlimited General Obligation Bonds
 Election of 2006
 Series 2007 (FSA)
  08-01-30                                         5.00               2,500,000               2,572,725
San Mateo County Community College District
 Unlimited General Obligation Bonds
 Election of 2001
 Series 2002A (FGIC)
  09-01-18                                         5.38               1,000,000               1,066,280
                                                                                        ---------------
Total                                                                                        13,886,815
-------------------------------------------------------------------------------------------------------

COMBINED UTILITY (3.3%)
California Pollution Control Financing Authority
 Refunding Revenue Bonds
 Pacific Gas
 Series 2004D A.M.T.
  12-01-23                                         4.75               1,000,000                 978,880
California Pollution Control Financing Authority
 Revenue Bonds
 Waste Management Incorporated Project Series 2005C A.M.T.
  11-01-23                                         5.13               1,500,000               1,424,865
East Bay Municipal Utility District
 Refunding Revenue Bonds
 Series 2007A (FGIC)
  06-01-37                                         5.00               1,000,000               1,027,090

MUNICIPAL BONDS (CONTINUED)
NAME OF ISSUER
AND TITLE OF                                      COUPON            PRINCIPAL
ISSUE(C,D)                                         RATE               AMOUNT                   VALUE(A)
COMBINED UTILITY (CONT.)
Roseville Natural Gas Finance Authority
 Revenue Bonds
 Series 2007
  02-15-23                                        5.00%                $225,000                $223,083
  02-15-26                                         5.00               1,500,000               1,469,864
  02-15-27                                         5.00                 185,000                 180,501
  02-15-28                                         5.00                 425,000                 412,803
                                                                                        ---------------
Total                                                                                         5,717,086
-------------------------------------------------------------------------------------------------------

ELECTRIC (2.6%)
Puerto Rico Electric Power Authority
 Revenue Bonds
 Series 2007TT
  07-01-32                                         5.00               1,000,000(b)              998,520
Walnut Energy Center Authority
 Revenue Bonds
 Series 2004A (AMBAC)
  01-01-29                                         5.00               2,500,000               2,539,075
  01-01-34                                         5.00               1,000,000               1,012,360
                                                                                        ---------------
Total                                                                                         4,549,955
-------------------------------------------------------------------------------------------------------

HEALTH CARE -- HOSPITAL (9.2%)
Abag Finance Authority for Nonprofit Corporations
 Revenue Bonds
 San Diego Hospital Association
 Series 2001A
  08-15-20                                         6.13               2,500,000               2,601,675
California Health Facilities Financing Authority
 Refunding Revenue Bonds
 Cedars-Sinai Medical Center
 Series 2005
  11-15-18                                         5.00               1,500,000               1,545,645
  11-15-34                                         5.00               1,525,000               1,498,175
California Health Facilities Financing Authority
 Revenue Bonds
 Catholic Healthcare West
 Series 2004G
  07-01-23                                         5.25               3,500,000               3,529,680
California Health Facilities Financing Authority
 Revenue Bonds
 Kaiser Permanente
 Series 2006A
  04-01-32                                         5.25               3,000,000               3,018,390
California Statewide Communities Development Authority
 Revenue Bonds
 Kaiser Permanente
 Series 2004E
  04-01-10                                         3.88                 750,000                 745,905
California Statewide Communities Development Authority
 Revenue Bonds
 Kaiser Permanente
 Series 2006B
  03-01-45                                         5.25               1,000,000               1,002,030

See accompanying notes to investments in securities.
--------------------------------------------------------------------------------

 36 RIVERSOURCE STATE TAX-EXEMPT FUNDS -- 2007 ANNUAL REPORT

RiverSource California Tax-Exempt Fund

MUNICIPAL BONDS (CONTINUED)
NAME OF ISSUER
AND TITLE OF                                      COUPON            PRINCIPAL
ISSUE(C,D)                                         RATE               AMOUNT                   VALUE(A)
HEALTH CARE -- HOSPITAL (CONT.)
Sierra View Local Healthcare District
Revenue Bonds
Series 2007
  07-01-37                                        5.25%              $2,000,000(g)           $1,984,940
                                                                                        ---------------
Total                                                                                        15,926,440
-------------------------------------------------------------------------------------------------------

HOUSING -- SINGLE FAMILY (4.9%)
California Housing Finance Agency
 Revenue Bonds
 Home Mortgage
 Series 2006H (FGIC) A.M.T.
  08-01-30                                         5.75               1,980,000               2,091,296
California Housing Finance Agency
 Revenue Bonds
 Home Mortgage
 Series 2006K A.M.T.
  08-01-41                                         4.80               1,500,000               1,378,035
  02-01-42                                         5.50                 995,000(h)            1,041,924
California Housing Finance Agency
 Revenue Bonds
 Home Mortgage
 Series 2007D (FGIC) A.M.T.
  02-01-17                                         4.35               1,555,000               1,495,599
  08-01-17                                         4.35               2,470,000               2,372,336
Stockton
 Revenue Bonds
 Mortgage-backed Securities Program
 Series 1990A (GNMA/FNMA/FHLMC) A.M.T.
  02-01-23                                         7.50                  30,000                  29,846
                                                                                        ---------------
Total                                                                                         8,409,036
-------------------------------------------------------------------------------------------------------

LEASE (3.3%)
Golden State Tobacco Securitization Corporation
 Enhanced Asset-backed Revenue Bonds
 Series 2005A
  06-01-45                                         5.00               2,000,000               1,944,400
Golden State Tobacco Securitization Corporation
 Revenue Bonds
 Series 2003A-1
  06-01-33                                         6.25               2,490,000               2,712,033
Puerto Rico Public Finance Corporation
 Revenue Bonds
 Commonwealth Appropriated
 Series 2004A (MBIA)
  08-01-29                                         5.25               1,000,000(b)            1,058,270
                                                                                        ---------------
Total                                                                                         5,714,703
-------------------------------------------------------------------------------------------------------

MISCELLANEOUS REVENUE (6.0%)
Alameda Corridor Transportation Authority
 Refunding Revenue Bonds
 Capital Appreciation Sub Lien
 Zero Coupon
 Series 2004A (AMBAC)
  10-01-29                                         4.95               4,000,000(i)            1,313,320

MUNICIPAL BONDS (CONTINUED)
NAME OF ISSUER
AND TITLE OF                                      COUPON            PRINCIPAL
ISSUE(C,D)                                         RATE               AMOUNT                   VALUE(A)
MISCELLANEOUS REVENUE (CONT.)
California County Tobacco Securitization Agency
 Asset-backed Revenue Bonds
 Alameda County
 Series 2002
  06-01-29                                        5.75%                $785,000                $793,666
  06-01-42                                         6.00                 240,000                 241,639
California County Tobacco Securitization Agency
 Revenue Bonds
 Golden Gate
 Series 2007A
  06-01-21                                         4.50               3,720,000               3,515,587
Golden State Tobacco Securitization Corporation
 Asset-backed Revenue Bonds
 Series 2007A-1
  06-01-47                                         5.13               2,000,000               1,771,740
Golden State Tobacco Securitization Corporation Prerefunded Enhanced Asset-backed Revenue Bonds
 Series 2003B (FSA)
  06-01-43                                         5.00                 110,000                 116,568
Golden State Tobacco Securitization Corporation
 Prerefunded Revenue Bonds
 Series 2003A-1
  06-01-39                                         6.75               1,510,000               1,735,111
  06-01-40                                         6.63                 750,000                 857,025
                                                                                        ---------------
Total                                                                                        10,344,656
-------------------------------------------------------------------------------------------------------

PORT DISTRICT (0.6%)
Port of Oakland
 Revenue Bonds
 Series 2000K (FGIC) A.M.T.
  11-01-18                                         5.63               1,000,000               1,037,180
-------------------------------------------------------------------------------------------------------

SALES OR USE TAX (0.3%)
Puerto Rico Highway & Transportation Authority
 Refunding Revenue Bonds
 Series 2007N (MBIA)
  07-01-32                                         5.25                 500,000(b)              543,095
-------------------------------------------------------------------------------------------------------

SCHOOL (11.7%)
Alhambra City Elementary School District
 Unlimited General Obligation Bonds
 Capital Appreciation
 Zero Coupon
 Series 1999A (FSA)
  09-01-22                                         5.95               1,055,000(i)              514,407
Anaheim Union High School District
 Prerefunded Unlimited General Obligation Bonds
 Series 2002A (FSA)
  08-01-16                                         5.38               1,550,000               1,673,380
Encinitas Union School District
 Unlimited General Obligation Bonds
 Capital Appreciation
 Zero Coupon
 Series 1996 (MBIA)
  08-01-15                                         5.85               2,500,000(i)            1,798,450

MUNICIPAL BONDS (CONTINUED)
NAME OF ISSUER
AND TITLE OF                                      COUPON            PRINCIPAL
ISSUE(C,D)                                         RATE               AMOUNT                   VALUE(A)
SCHOOL (CONT.)
Fontana Unified School District
 Unlimited General Obligation Bonds
 Convertible Capital Appreciation
 Series 1997D (FGIC)
  05-01-22                                        5.75%              $2,000,000              $2,101,800
Lammersville School District Community Facilities District
 Special Tax Bonds
 #2002 Mountain House
 Series 2006
  09-01-35                                         5.13               1,000,000                 919,670
Los Angeles Unified School District
 Unlimited General Obligation Bonds
 Election of 2002
 Series 2007B (AMBAC)
  07-01-22                                         5.00               1,395,000               1,462,225
Oxnard School District
 Unlimited General Obligation Refunding Bonds
 Series 2001A (MBIA)
  08-01-30                                         5.75               2,575,000               2,915,570
San Juan Unified School District
 Unlimited General Obligation Bonds
 Capital Appreciation
 Zero Coupon
 Series 1999 (FSA)
  08-01-21                                         5.68                 820,000(i)              427,466
  08-01-24                                         5.70               1,810,000(i)              797,160
Santa Maria Joint Union High School District
 Prerefunded Unlimited General Obligation Bonds
 Election of 2000
 Series 2003B (FSA)
  08-01-27                                         5.00               3,000,000               3,239,491
Simi Valley School Financing Authority
 Refunding Revenue Bonds
 University School District
 Series 2007 (FSA)
  08-01-23                                         5.00               1,500,000               1,576,965
Whittier Union High School District
 Prerefunded Unlimited General Obligation Bonds
 Election of 1999
 Series 2003D (FSA)
  08-01-28                                         5.00               2,615,000               2,795,670
                                                                                        ---------------
Total                                                                                        20,222,254
-------------------------------------------------------------------------------------------------------

SPECIAL DISTRICT -- ASSESSMENT (0.6%)
City of Azusa
 Special Tax Bonds Escrow
 Community Facilities
 Series 2007
  09-01-27                                         5.00               1,110,000               1,049,627
-------------------------------------------------------------------------------------------------------

SPECIAL DISTRICT -- OTHER (1.6%)
Puerto Rico Highway & Transportation Authority
 Prerefunded Revenue Bonds
 Series 2004J
  07-01-43                                         5.13               2,500,000(b)            2,700,400
-------------------------------------------------------------------------------------------------------

                            See accompanying notes to investments in securities.
--------------------------------------------------------------------------------

                    RIVERSOURCE STATE TAX-EXEMPT FUNDS -- 2007 ANNUAL REPORT  37

RiverSource California Tax-Exempt Fund

MUNICIPAL BONDS (CONTINUED)
NAME OF ISSUER
AND TITLE OF                                      COUPON            PRINCIPAL
ISSUE(C,D)                                         RATE               AMOUNT                   VALUE(A)

SPECIAL DISTRICT -- SPECIAL TAX (8.1%)
Anaheim Community Facilities District
 Special Tax Bonds
 Stadium Lofts
 Series 2007
  09-01-37                                        5.00%              $1,000,000                $901,270
Beaumont Financing Authority
 Prerefunded Revenue Bonds
 Series 2000A
  09-01-32                                         7.38               1,955,000               2,193,940
Elk Grove
 Special Tax Bonds
 Community Facilities District #2005-1
 Series 2007
  09-01-18                                         5.00                 500,000                 490,475
Lake Elsinore Public Financing Authority
 Revenue Bonds
 Series 1997F
  09-01-20                                         7.10                 755,000                 776,034
Lincoln Public Financing Authority
 Special Tax Bonds
 Sub Series 2007B
  09-01-16                                         4.50               1,145,000               1,107,169
  09-01-26                                         5.00               1,980,000               1,873,377
Moreno Valley Unified School District
 Community Facilities District
 Special Tax Bonds
 Series 2007-3
  09-01-37                                         5.00                 750,000                 673,973
Orange Unified School District Community Facilities
 Special Tax Bonds
 Del Rio School Facilities
 Series 2007-2
  09-01-37                                         5.00               1,000,000                 909,260
Pittsburg Redevelopment Agency
 Tax Allocation Bonds
 Los Medanos Community Development Project
 Zero Coupon
 Series 1999 (AMBAC)
  08-01-24                                         6.05               2,100,000(i)              924,882
Roseville Public Financing Authority
 Special Tax Bonds
 Junior Lien
 Series 2007B
  09-01-22                                         4.75               1,210,000               1,142,954
  09-01-33                                         5.00               1,470,000               1,344,359
San Francisco Bay Area Transit Financing Authority Prerefunded Revenue Bonds
 Series 2001 (AMBAC)
  07-01-36                                         5.13               1,475,000               1,556,199
                                                                                        ---------------
Total                                                                                        13,893,892
-------------------------------------------------------------------------------------------------------

SPECIAL DISTRICT -- TAX ALLOCATION (0.7%)
Inglewood Redevelopment Agency
 Refunding Tax Allocation Bonds
 Merged Redevelopment Project
 Series 1998A (AMBAC)
  05-01-23                                         5.25               1,100,000               1,187,758
-------------------------------------------------------------------------------------------------------

MUNICIPAL BONDS (CONTINUED)
NAME OF ISSUER
AND TITLE OF                                      COUPON            PRINCIPAL
ISSUE(C,D)                                         RATE               AMOUNT                   VALUE(A)

STATE (24.2%)
Commonwealth of Puerto Rico
 Unlimited General Obligation Public Improvement Bonds
 Series 2004A
  07-01-24                                        5.00%              $1,000,000(b)           $1,011,450
State of California
 Prerefunded Unlimited General Obligation Bonds
 Series 2000
  05-01-19                                         5.63                 250,000                 264,908
State of California
 Prerefunded Unlimited General Obligation Bonds
 Series 2001
  03-01-31                                         5.13               2,335,000               2,449,205
State of California
 Prerefunded Unlimited General Obligation Bonds
 Series 2004
  04-01-29                                         5.30               1,998,000               2,173,225
State of California
 Prerefunded Unlimited General Obligation Bonds
 Series 2004 (FGIC)
  02-01-33                                         5.00               2,500,000               2,679,349
State of California
 Unlimited General Obligation Bonds
 Series 2002
  02-01-15                                         6.00               1,000,000               1,122,290
State of California
 Unlimited General Obligation Bonds
 Series 2003
  02-01-21                                         5.25               2,500,000               2,610,675
  02-01-29                                         5.25               2,500,000               2,560,050
  02-01-32                                         5.00               2,500,000               2,507,475
State of California
 Unlimited General Obligation Bonds
 Series 2004
  03-01-14                                         5.25               2,000,000               2,149,900
State of California
 Unlimited General Obligation Bonds
 Series 2006
  09-01-32                                         5.00               1,000,000               1,004,310
State of California
 Unlimited General Obligation Bonds
 Various Purpose
 Series 2003
  11-01-22                                         5.00               2,000,000               2,042,340
  11-01-23                                         5.13               2,500,000               2,568,175
  11-01-24                                         5.13               2,000,000               2,049,140
  11-01-29                                         5.25                 500,000                 513,445
State of California
 Unlimited General Obligation Bonds
 Various Purpose
 Series 2005
  06-01-28                                         5.00               2,000,000               2,017,740
State of California
 Unlimited General Obligation Bonds
 Various Purpose
 Series 2007
  06-01-32                                         5.00               2,000,000               2,009,040
  06-01-37                                         5.00               3,250,000               3,254,712

MUNICIPAL BONDS (CONTINUED)
NAME OF ISSUER
AND TITLE OF                                      COUPON            PRINCIPAL
ISSUE(C,D)                                         RATE               AMOUNT                   VALUE(A)
STATE (CONT.)
State of California
 Unlimited General Obligation Bonds
 Veterans
 Series 2000BJ A.M.T.
  12-01-12                                        4.95%              $2,250,000              $2,288,070
  12-01-13                                         5.05               1,435,000               1,460,342
  12-01-14                                         5.15               2,535,000               2,578,653
State of California
 Unrefunded Unlimited General Obligation Bonds
 Series 2001
  03-01-31                                         5.13                 165,000                 167,072
State of California
 Unrefunded Unlimited General Obligation Bonds
 Series 2004
  04-01-29                                         5.30                   2,000                   2,068
                                                                                        ---------------
Total                                                                                        41,483,634
-------------------------------------------------------------------------------------------------------

TOLL ROAD (1.0%)
Bay Area Toll Authority
 Revenue Bonds
 Series 2007F
  04-01-31                                         5.00               1,765,000               1,802,647
-------------------------------------------------------------------------------------------------------

WATER & SEWER (4.0%)
California Municipal Finance Authority
 Revenue Bonds
 Waste Management Incorporated Project
 Series 2004 A.M.T.
  09-01-14                                         4.10               2,740,000               2,718,847
Eastern Municipal Water
 Special Tax Bonds
 District #2004-27 Cottonwood
 Series 2006
  09-01-27                                         5.00                 200,000                 190,760
  09-01-36                                         5.00                 500,000                 449,905
Metropolitan Water District of Southern California
 Revenue Bonds
 Series 2007A
  07-01-37                                         5.00               1,500,000               1,533,795
Semitropic Improvement District
 Revenue Bonds
 Series 2004A (XLCA)
  12-01-28                                         5.00               2,000,000               2,025,300
                                                                                        ---------------
Total                                                                                         6,918,607
-------------------------------------------------------------------------------------------------------

TOTAL MUNICIPAL BONDS
(Cost: $166,587,830)                                                                       $168,119,511
-------------------------------------------------------------------------------------------------------

See accompanying notes to investments in securities.
--------------------------------------------------------------------------------

 38 RIVERSOURCE STATE TAX-EXEMPT FUNDS -- 2007 ANNUAL REPORT

RiverSource California Tax-Exempt Fund

MUNICIPAL NOTES (3.0%)
                                                  AMOUNT
                                  EFFECTIVE     PAYABLE AT
ISSUE(C,D,E)                        YIELD        MATURITY                 VALUE(A)
California Economic Recovery
Revenue Bonds
V.R.D.N. Series 2004C-9
(Bank of Nova Scotia)
  07-01-23                          3.85%          $500,000               $500,000
California Housing Finance Agency
 Revenue Bonds Home Mortgage
 V.R.D.N. Series 2001J FSA A.M.T.
  02-01-32                          3.98          2,700,000              2,700,000
California State Department of Water Resources
 Revenue Bonds
 V.R.D.N. Series 2002B-3 (Bank of New York)
  05-01-22                          3.85            300,000                300,000
California State Department of Water Resources
 Revenue Bonds
 V.R.D.N. Series 2002B-4
 (Bayerische Landesbank)
  05-01-22                          3.91          1,400,000              1,400,000

MUNICIPAL NOTES (CONTINUED)
                                                  AMOUNT
                                  EFFECTIVE     PAYABLE AT
ISSUE(C,D,E)                        YIELD        MATURITY                 VALUE(A)
State of California
 Unlimited General Obligation Bonds
 V.R.D.N. Series 2003A-2
 (WestLB) (JP Morgan Chase Bank)
  05-01-33                          3.90%          $200,000               $200,000
----------------------------------------------------------------------------------

TOTAL MUNICIPAL NOTES
(Cost: $5,100,000)                                                      $5,100,000
----------------------------------------------------------------------------------

TOTAL INVESTMENTS IN SECURITIES
(Cost: $171,687,830)(j)                                            $   173,219,511
==================================================================================

NOTES TO INVESTMENTS IN SECURITIES

(a) Securities are valued by using procedures described in Note 1 to the financial statements.

(b) Municipal obligations include debt obligations issued by or on behalf of states, territories, possessions, or sovereign nations within the territorial boundaries of the United States. The securities represented 3.7% of net assets at Aug. 31, 2007.

(c) The following abbreviations may be used in the portfolio security descriptions to identify the insurer of the issue:

ACA    -- ACA Financial Guaranty Corporation
AMBAC  -- Ambac Assurance Corporation
BIG    -- Bond Investors Guarantee
CGIC   -- Capital Guaranty Insurance Company
CIFG   -- IXIS Financial Guaranty
FGIC   -- Financial Guaranty Insurance Company
FHA    -- Federal Housing Authority
FNMA   -- Federal National Mortgage Association
FHLMC  -- Federal Home Loan Mortgage Corporation
FSA    -- Financial Security Assurance
GNMA   -- Government National Mortgage Association
MBIA   -- MBIA Insurance Corporation
XLCA   -- XL Capital Assurance

(d)  The following abbreviations may be used in the portfolio descriptions:

          -- Alternative Minimum Tax -- At Aug. 31, 2007, the value of securities subject to alternative minimum tax represented
A.M.T.    16.4% of net assets.
B.A.N.    -- Bond Anticipation Note
C.P.      -- Commercial Paper
R.A.N.    -- Revenue Anticipation Note
T.A.N.    -- Tax Anticipation Note
T.R.A.N.  -- Tax & Revenue Anticipation Note
V.R.      -- Variable Rate
V.R.D.B.  -- Variable Rate Demand Bond
V.R.D.N.  -- Variable Rate Demand Note

(e) The Fund is entitled to receive principal and interest from the party, if indicated in parentheses, after a day or a week's notice or upon maturity. The maturity date disclosed represents the final maturity. Interest rate varies to reflect current market conditions; rate shown is the effective rate on Aug. 31, 2007.

(f) Inverse floaters represent securities that pay interest at a rate that increases (decreases) in the same magnitude as, or in a multiple of, a decline (increase) in the LIBOR (London InterBank Offering Rate) Index. Interest rate disclosed is the rate in effect on Aug. 31, 2007. At Aug. 31, 2007, the value of inverse floaters represented 1.9% of net assets.

(g) At Aug. 31, 2007, the cost of securities purchased, including interest purchased, on a when-issued and/or other forward-commitment basis was $1,949,840.

--------------------------------------------------------------------------------

                    RIVERSOURCE STATE TAX-EXEMPT FUNDS -- 2007 ANNUAL REPORT  39

RiverSource California Tax-Exempt Fund

(h) Partially pledged as initial margin deposit on the following open interest rate futures contracts (see Note 5 to the financial statements):

TYPE OF SECURITY                                                     NOTIONAL AMOUNT
------------------------------------------------------------------------------------
SALE CONTRACTS
U.S. Treasury Note, Dec. 2007, 5-year                                  $11,700,000

(i) For zero coupon bonds, the interest rate disclosed represents the annualized effective yield on the date of acquisition.

(j) At Aug. 31, 2007, the cost of securities for federal income tax purposes was $171,890,553 and the aggregate gross unrealized appreciation and depreciation based on that cost was:

Unrealized appreciation                                              $3,824,072
Unrealized depreciation                                              (2,495,114)
-------------------------------------------------------------------------------
Net unrealized appreciation                                          $1,328,958
-------------------------------------------------------------------------------

HOW TO FIND INFORMATION ABOUT THE FUND'S PORTFOLIO HOLDINGS
(i) The Fund files its complete schedule of portfolio holdings with the Securities and Exchange Commission (Commission) for the first and third quarters of each fiscal year on Form N-Q;

(ii) The Fund's Forms N-Q are available on the Commission's website at http://www.sec.gov;

(iii)The Fund's Forms N-Q may be reviewed and copied at the Commission's Public Reference Room in Washington, DC (information on the operations of the Public Reference Room may be obtained by calling 1-800-SEC-0330); and

(iv) The Fund's complete schedule of portfolio holdings, as disclosed in its annual and semiannual shareholder reports and in its filings on Form N-Q, can be found at riversource.com/funds.

--------------------------------------------------------------------------------

 40 RIVERSOURCE STATE TAX-EXEMPT FUNDS -- 2007 ANNUAL REPORT

INVESTMENTS IN SECURITIES

RiverSource Massachusetts Tax-Exempt Fund
AUG. 31, 2007
(Percentages represent value of investments compared to net assets)

MUNICIPAL BONDS (96.9%)
NAME OF ISSUER
AND TITLE OF                       COUPON       PRINCIPAL
ISSUE(C,D)                          RATE          AMOUNT                   VALUE(A)

ADVANCED REFUNDED (6.8%)
Commonwealth of Massachusetts
 Prerefunded Limited General Obligation Bonds
 Consolidated Loan
 Series 2002A (FGIC)
  01-01-14                           5.00%       $1,000,000              $1,016,700
Commonwealth of Massachusetts
 Prerefunded Limited General Obligation Bonds
 Consolidated Loan
 Series 2002C
  11-01-30                           5.25         2,000,000               2,135,480
University of Massachusetts Building Authority
 Revenue Bonds
 Series 1976 Escrowed to Maturity
  05-01-11                           7.50            45,000                  48,231
                                                                    ---------------
Total                                                                     3,200,411
-----------------------------------------------------------------------------------

CITY (5.4%)
City of Boston
 Prerefunded Unlimited General Obligation Bonds
 Series 2003A (MBIA)
  02-01-23                           5.00         1,000,000               1,059,110
City of Springfield
 Prerefunded Limited General Obligation Bonds
 State Qualified
 Series 2003 (MBIA)
  01-15-20                           5.25         1,405,000               1,504,319
                                                                    ---------------
Total                                                                     2,563,429
-----------------------------------------------------------------------------------

COLLEGE (12.7%)
Massachusetts Development Finance Agency
 Refunding Revenue Bonds
 Simons Rock College of Bard
 Series 2007
  08-01-36                           4.70           500,000                 452,130
Massachusetts Development Finance Agency
 Revenue Bonds
 Boston University
 Series 1999P
  05-15-59                           6.00           325,000                 354,809
Massachusetts Health & Educational Facilities Authority
 Revenue Bonds
 Boston College
 Series 2003N
  06-01-21                           5.25         1,000,000               1,052,470
Massachusetts Health & Educational Facilities Authority
 Revenue Bonds
 Fisher College
 Series 2007A
  04-01-37                           5.13           500,000                 449,920

MUNICIPAL BONDS (CONTINUED)
NAME OF ISSUER
AND TITLE OF                       COUPON       PRINCIPAL
ISSUE(C,D)                          RATE          AMOUNT                   VALUE(A)
COLLEGE (CONT.)
Massachusetts Health & Educational Facilities Authority
 Revenue Bonds
 Harvard University
 Series 2002FF
  07-15-37                           5.13%       $1,000,000              $1,026,080
Massachusetts Health & Educational Facilities Authority
 Revenue Bonds
 Massachusetts Institute of Technology
 Series 2004M
  07-01-25                           5.25           500,000                 546,240
Massachusetts Health & Educational Facilities Authority
 Revenue Bonds
 Williams College
 Series 2003H
  07-01-33                           5.00         1,000,000               1,014,040
University of Massachusetts Building Authority
 Prerefunded Revenue Bonds
 Series 2003-1 (AMBAC)
  11-01-21                           5.25         1,000,000               1,080,010
                                                                    ---------------
Total                                                                     5,975,699
-----------------------------------------------------------------------------------

ELECTRIC (4.4%)
Massachusetts Development Finance Agency
 Revenue Bonds
 Devens Electric System
 Series 2001
  12-01-30                           6.00         1,000,000               1,045,490
Massachusetts Municipal Wholesale Electric Company
 Revenue Bonds
 Nuclear Project #5
 Series 2001A (MBIA)
  07-01-10                           5.00         1,000,000               1,032,860
                                                                    ---------------
Total                                                                     2,078,350
-----------------------------------------------------------------------------------

HEALTH CARE -- HOSPITAL (5.1%)
Massachusetts Health & Educational Facilities Authority
 Revenue Bonds
 Catholic Health East
 Series 2007C
  11-15-32                           4.54           500,000                 478,325
Massachusetts Health & Educational Facilities Authority
 Revenue Bonds
 Lahey Clinic Medical Center
 Series 2007D
  08-15-28                           5.25           750,000                 758,662
Massachusetts Health & Educational Facilities Authority
 Revenue Bonds
 Milford Regional Medical
 Series 2007E
  07-15-27                           5.00           250,000                 234,705
  07-15-32                           5.00           250,000                 229,388
  07-15-37                           5.00           500,000                 449,365

MUNICIPAL BONDS (CONTINUED)
NAME OF ISSUER
AND TITLE OF                       COUPON       PRINCIPAL
ISSUE(C,D)                          RATE          AMOUNT                   VALUE(A)
HEALTH CARE -- HOSPITAL (CONT.)
Massachusetts Health & Educational Facilities Authority
 Revenue Bonds
 Partners Healthcare Systems
 Series 2007G
  07-01-18                           5.00%         $250,000                $258,615
                                                                    ---------------
Total                                                                     2,409,060
-----------------------------------------------------------------------------------

HEALTH CARE -- LIFE CARE CENTER (1.8%)
Massachusetts Development Finance Agency
 Prerefunded Revenue Bonds
 Briarwood
 Series 2001B
  12-01-30                           8.25           750,000                 857,130
-----------------------------------------------------------------------------------

HEALTH CARE -- OTHER (1.2%)
Massachusetts Health & Educational Facilities Authority
 Revenue Bonds
 Emmanuel College
 Series 2007 (MBIA)
  07-01-25                           5.00           550,000                 561,523
-----------------------------------------------------------------------------------

HOUSING -- MULTI-FAMILY (1.5%)
Massachusetts Housing Finance Agency
 Revenue Bonds
 Series 2007D A.M.T.
  06-01-40                           4.85           750,000                 691,208
-----------------------------------------------------------------------------------

HOUSING -- SINGLE FAMILY (3.5%)
Massachusetts Housing Finance Agency
 Revenue Bonds
 Single Family
 Series 2003-98 A.M.T.
  06-01-23                           4.88           985,000                 958,020
Massachusetts Housing Finance Agency
 Revenue Bonds
 Single Family
 Series 2006-122 A.M.T.
  12-01-31                           4.85           750,000                 709,073
                                                                    ---------------
Total                                                                     1,667,093
-----------------------------------------------------------------------------------

LEASE (2.2%)
Puerto Rico Public Finance Corporation
 Revenue Bonds
 Commonwealth Appropriated
 Series 2004A
  08-01-27                           5.75         1,000,000(b,f)          1,058,000
-----------------------------------------------------------------------------------

MISCELLANEOUS REVENUE (5.1%)
Commonwealth of Massachusetts
 Refunding Revenue Bonds
 Series 2005 (FGIC)
  01-01-27                           5.50           500,000                 555,120
  01-01-28                           5.50           500,000                 554,750

                            See accompanying notes to investments in securities.
--------------------------------------------------------------------------------

                    RIVERSOURCE STATE TAX-EXEMPT FUNDS -- 2007 ANNUAL REPORT  41

RiverSource Massachusetts Tax-Exempt Fund

MUNICIPAL BONDS (CONTINUED)
NAME OF ISSUER
AND TITLE OF                       COUPON       PRINCIPAL
ISSUE(C,D)                          RATE          AMOUNT                   VALUE(A)
MISCELLANEOUS REVENUE (CONT.)
Massachusetts Development Finance Agency
Revenue Bonds
Linden Ponds Incorporated Facility
Series 2007A
  11-15-09                           5.00%         $500,000                $501,610
Massachusetts Port Authority
 Revenue Bonds
 Bosfuel Project
 Series 2007 (FGIC) A.M.T.
  07-01-17                           5.00           750,000                 784,313
                                                                    ---------------
Total                                                                     2,395,793
-----------------------------------------------------------------------------------

PORT DISTRICT (1.7%)
Massachusetts Port Authority
 Refunding Revenue Bonds
 Series 2007C (FSA) A.M.T.
  07-01-14                           5.00           750,000                 790,230
-----------------------------------------------------------------------------------

RESOURCE RECOVERY (1.1%)
Massachusetts Development Finance Agency
 Revenue Bonds
 Waste Management Incorporated Project
 Series 2003 A.M.T.
  06-01-14                           5.45           500,000                 513,270
-----------------------------------------------------------------------------------

SALES OR USE TAX (1.7%)
Massachusetts Bay Transportation Authority
 Prerefunded Special Assessment Bonds
 Series 2005A
  07-01-25                           5.00           250,000                 268,372
  07-01-26                           5.00           250,000                 268,373
Puerto Rico Highway & Transportation Authority
 Refunding Revenue Bonds
 Series 2007N (AMBAC)
  07-01-30                           5.25           250,000(b)              271,683
                                                                    ---------------
Total                                                                       808,428
-----------------------------------------------------------------------------------

SCHOOL (3.3%)
Massachusetts Development Finance Agency
 Revenue Bonds
 May Institute
 Series 1999 (Radian Group Financial Guaranty)
  09-01-29                           5.75         1,000,000               1,038,530
Massachusetts School Building Authority
 Revenue Bonds
 Series 2007A (AMBAC)
  08-15-32                           4.75           500,000                 492,795
                                                                    ---------------
Total                                                                     1,531,325
-----------------------------------------------------------------------------------

SPECIAL DISTRICT -- SPECIAL TAX (3.3%)
Massachusetts Bay Transportation Authority
 Revenue Bonds
 Series 2005A
  07-01-30                           5.00           450,000                 470,034
  07-01-31                           5.00           500,000                 520,595

MUNICIPAL BONDS (CONTINUED)
NAME OF ISSUER
AND TITLE OF                       COUPON       PRINCIPAL
ISSUE(C,D)                          RATE          AMOUNT                   VALUE(A)
SPECIAL DISTRICT -- SPECIAL TAX (CONT.)
Puerto Rico Infrastructure Financing Authority
 Refunding Special Tax Bonds
 Series 2005C (AMBAC)
  07-01-23                           5.50%         $500,000(b)             $560,965
                                                                    ---------------
Total                                                                     1,551,594
-----------------------------------------------------------------------------------

SPECIAL PURPOSE CERTIFICATES -- GENERAL OBLIGATIONS (4.6%)
Boston Metropolitan District
 Unlimited General Obligation Refunding Bonds
 Series 2002A
  12-01-11                           5.13         2,050,000               2,157,769
-----------------------------------------------------------------------------------

STATE (13.3%)
Commonwealth of Massachusetts
 Limited General Obligation Refunding Bonds
 Series 1997A (AMBAC)
  08-01-10                           5.75         1,185,000               1,251,963
Commonwealth of Massachusetts
 Limited General Obligation Refunding Bonds
 Series 2004B
  08-01-22                           5.25           500,000                 540,950
  08-01-28                           5.25           500,000                 538,420
Commonwealth of Massachusetts
 Prerefunded Limited General Obligation Bonds
 Consolidated Loan Series 2002C
 Escrowed to Maturity (FSA)
  11-01-15                           5.50         1,025,000               1,138,570
Commonwealth of Massachusetts
 Unlimited General Obligation Bonds
 Consolidated Loan
 Series 2005B
  08-01-14                           5.00           750,000                 799,028
Commonwealth of Massachusetts
 Unlimited General Obligation Refunding Bonds
 Series 2004A (FSA)
  08-01-20                           5.25           500,000                 545,095
Commonwealth of Massachusetts
 Unrefunded Limited General Obligation Bonds
 Consolidated Loan Series 2002C (FSA)
  11-01-15                           5.50           475,000                 526,229
Commonwealth of Puerto Rico
 Unlimited General Obligation Public Improvement Bonds
 Series 2001 (FSA)
  07-01-16                           5.50           500,000(b)              556,440
Commonwealth of Puerto Rico
 Unlimited General Obligation Public Improvement Bonds
 Series 2006A
  07-01-27                           5.25           375,000(b)              384,281
                                                                    ---------------
Total                                                                     6,280,976
-----------------------------------------------------------------------------------

MUNICIPAL BONDS (CONTINUED)
NAME OF ISSUER
AND TITLE OF                       COUPON       PRINCIPAL
ISSUE(C,D)                          RATE          AMOUNT                   VALUE(A)

TOLL ROAD (4.3%)
Massachusetts Bay Transportation Authority
 Refunding Revenue Bonds
 Series 1992B
  03-01-16                           6.20%       $1,500,000              $1,683,930
Puerto Rico Highway & Transportation Authority
 Revenue Bonds
 Series 1996Y
  07-01-13                           6.25           300,000(b)              333,087
                                                                    ---------------
Total                                                                     2,017,017
-----------------------------------------------------------------------------------

WATER & SEWER (13.8%)
City of Boston
 Revenue Bonds
 Series 2004A
  11-01-22                           5.00         1,000,000               1,032,710
Massachusetts State Water Pollution Abatement
 Prerefunded Revenue Bonds
 Pool Program
 Series 2004-10
  08-01-34                           5.00           855,000                 915,166
Massachusetts State Water Pollution Abatement
 Unrefunded Revenue Bonds
 Pool Program
 Series 2004-10
  08-01-34                           5.00           145,000                 147,192
Massachusetts Water Resources Authority
 Refunding Revenue Bonds
 Series 2005A (MBIA)
  08-01-17                           5.25           500,000                 545,980
  08-01-22                           5.00           500,000                 521,815
Massachusetts Water Resources Authority
 Revenue Bonds
 Series 1992A (FGIC)
  07-15-19                           6.50         2,000,000               2,338,100
Massachusetts Water Resources Authority
 Revenue Bonds
 Series 2004D (MBIA)
  08-01-27                           4.75         1,000,000                 988,540
                                                                    ---------------
Total                                                                     6,489,503
-----------------------------------------------------------------------------------

TOTAL MUNICIPAL BONDS
(Cost: $45,340,238)                                                     $45,597,808
-----------------------------------------------------------------------------------

MUNICIPAL BONDS HELD IN TRUST (2.4%)(e)
NAME OF ISSUE
AND TITLE OF                       COUPON       PRINCIPAL
ISSUE(C,D)                          RATE          AMOUNT                   VALUE(A)
ELECTRIC
Puerto Rico Electric Power Authority
 Revenue Bonds
 Series 2002 (MBIA)
  07-01-17                           5.50%       $1,000,000(b)           $1,116,480
-----------------------------------------------------------------------------------

TOTAL MUNICIPAL BONDS HELD IN TRUST
(Cost: $1,000,000)                                                       $1,116,480
-----------------------------------------------------------------------------------

See accompanying notes to investments in securities.
--------------------------------------------------------------------------------

 42 RIVERSOURCE STATE TAX-EXEMPT FUNDS -- 2007 ANNUAL REPORT

RiverSource Massachusetts Tax-Exempt Fund

MUNICIPAL NOTES (1.9%)
                                                  AMOUNT
                                  EFFECTIVE     PAYABLE AT
ISSUE(C,D,G)                        YIELD        MATURITY                  VALUE(A)
Massachusetts Health & Educational Facilities Authority
Revenue Bonds
Capital Assets Program
V.R.D.N. Series 1985E (Fleet National Bank)
  01-01-35                           3.93%         $900,000                $900,000
-----------------------------------------------------------------------------------

TOTAL MUNICIPAL NOTES
(Cost: $900,000)                                                           $900,000
-----------------------------------------------------------------------------------

TOTAL INVESTMENTS IN SECURITIES
(Cost: $47,240,238)(h)                                                  $47,614,288
===================================================================================

NOTES TO INVESTMENTS IN SECURITIES
(a) Securities are valued by using procedures described in Note 1 to the financial statements.

(b) Municipal obligations include debt obligations issued by or on behalf of states, territories, possessions, or sovereign nations within the territorial boundaries of the United States. The securities represented 9.1% of net assets at Aug. 31, 2007.

(c) The following abbreviations may be used in the portfolio security descriptions to identify the insurer of the issue:

ACA     --  ACA Financial Guaranty Corporation
AMBAC   --  Ambac Assurance Corporation
BIG     --  Bond Investors Guarantee
CGIC    --  Capital Guaranty Insurance Company
CIFG    --  IXIS Financial Guaranty
FGIC    --  Financial Guaranty Insurance Company
FHA     --  Federal Housing Authority
FNMA    --  Federal National Mortgage Association
FHLMC   --  Federal Home Loan Mortgage Corporation
FSA     --  Financial Security Assurance
GNMA    --  Government National Mortgage Association
MBIA    --  MBIA Insurance Corporation
XLCA    --  XL Capital Assurance

(d)  The following abbreviations may be used in the portfolio descriptions:

           --  Alternative Minimum Tax -- At Aug. 31, 2007, the value of securities subject to alternative minimum tax represented
A.M.T.         9.4% of net assets.
B.A.N.     --  Bond Anticipation Note
C.P.       --  Commercial Paper
R.A.N.     --  Revenue Anticipation Note
T.A.N.     --  Tax Anticipation Note
T.R.A.N.   --  Tax & Revenue Anticipation Note
V.R.       --  Variable Rate
V.R.D.B.   --  Variable Rate Demand Bond
V.R.D.N.   --  Variable Rate Demand Note

(e)  Municipal Bonds Held in Trust -- See Note 1 to the financial statements.

(f) Partially pledged as initial margin deposit on the following open interest rate futures contracts (see Note 5 to the financial statements):

TYPE OF SECURITY                                                     NOTIONAL AMOUNT
------------------------------------------------------------------------------------
SALE CONTRACTS
U.S. Treasury Note, Dec. 2007, 5-year                                  $3,600,000

(g) The Fund is entitled to receive principal and interest from the party, if indicated in parentheses, after a day or a week's notice or upon maturity. The maturity date disclosed represents the final maturity. Interest rate varies to reflect current market conditions; rate shown is the effective rate on Aug. 31, 2007.

(h) At Aug. 31, 2007, the cost of securities for federal income tax purposes was $47,266,456 and the aggregate gross unrealized appreciation and depreciation based on that cost was:

Unrealized appreciation                                              $963,565
Unrealized depreciation                                              (615,733)
-----------------------------------------------------------------------------
Net unrealized appreciation                                          $347,832
-----------------------------------------------------------------------------

--------------------------------------------------------------------------------

                    RIVERSOURCE STATE TAX-EXEMPT FUNDS -- 2007 ANNUAL REPORT  43

RiverSource Massachusetts Tax-Exempt Fund

HOW TO FIND INFORMATION ABOUT THE FUND'S PORTFOLIO HOLDINGS
(i) The Fund files its complete schedule of portfolio holdings with the Securities and Exchange Commission (Commission) for the first and third quarters of each fiscal year on Form N-Q;

(ii) The Fund's Forms N-Q are available on the Commission's website at http://www.sec.gov;

(iii)The Fund's Forms N-Q may be reviewed and copied at the Commission's Public Reference Room in Washington, DC (information on the operations of the Public Reference Room may be obtained by calling 1-800-SEC-0330); and

(iv) The Fund's complete schedule of portfolio holdings, as disclosed in its annual and semiannual shareholder reports and in its filings on Form N-Q, can be found at riversource.com/funds.

--------------------------------------------------------------------------------

 44 RIVERSOURCE STATE TAX-EXEMPT FUNDS -- 2007 ANNUAL REPORT

INVESTMENTS IN SECURITIES

RiverSource Michigan Tax-Exempt Fund
AUG. 31, 2007
(Percentages represent value of investments compared to net assets)

MUNICIPAL BONDS (97.9%)
NAME OF ISSUER
AND TITLE OF                       COUPON       PRINCIPAL
ISSUE(D,E)                          RATE          AMOUNT                   VALUE(A)

AIRPORT (1.3%)
Wayne County Airport Authority
 Revenue Bonds
 Detroit Metropolitan
 Series 2005 (MBIA) A.M.T.
  12-01-19                           4.75%         $500,000                $502,675
-----------------------------------------------------------------------------------

CERTIFICATE OF PARTICIPATION (1.9%)
State of Michigan
 Certificate of Participation
 Series 2004A (MBIA)
  09-01-31                           4.25           750,000                 761,550
-----------------------------------------------------------------------------------

CITY (5.2%)
Canton Charter Township
 Limited General Obligation Bonds
 Capital Improvement
 Series 2007 (FSA)
  04-01-14                           5.00           250,000                 266,698
Detroit
 Unlimited General Obligation Bonds
 Series 2001A-1 (MBIA)
  04-01-15                           5.38         1,000,000               1,053,860
Jackson
 Limited General Obligation Bonds
 Capital Appreciation
 Downtown Development
 Zero Coupon
 Series 2001 (FSA)
  06-01-21                           5.58         1,450,000(b)              763,860
                                                                    ---------------
Total                                                                     2,084,418
-----------------------------------------------------------------------------------

COLLEGE (3.9%)
Lansing Community College
 Limited General Obligation Bonds
 Series 2002 (FGIC)
  05-01-12                           5.00         1,000,000               1,054,210
Michigan State University
 Revenue Bonds
 Series 2007B (AMBAC)
  02-15-37                           4.35           500,000(g)              494,250
                                                                    ---------------
Total                                                                     1,548,460
-----------------------------------------------------------------------------------

ELECTRIC (3.9%)
Michigan Public Power Agency
 Refunding Revenue Bonds
 Belle River Project
 Series 2002A (MBIA)
  01-01-09                           5.25         1,000,000               1,019,770
  01-01-14                           5.25           500,000                 537,760
                                                                    ---------------
Total                                                                     1,557,530
-----------------------------------------------------------------------------------

MUNICIPAL BONDS (CONTINUED)
NAME OF ISSUER
AND TITLE OF                       COUPON       PRINCIPAL
ISSUE(D,E)                          RATE          AMOUNT                   VALUE(A)

HEALTH CARE -- HOSPITAL (5.6%)
Garden City Hospital Finance Authority
 Refunding Revenue Bonds
 Series 2007A
  08-15-27                           4.88%         $250,000                $222,598
Michigan State Hospital Finance Authority
 Refunding Revenue Bonds
 Henry Ford Health System
 Series 2006A
  11-15-26                           5.00           500,000                 501,425
Michigan State Hospital Finance Authority
 Revenue Bonds
 MidMichigan Obligation Group
 Series 2006A
  04-15-36                           5.00           500,000                 478,005
Michigan State Hospital Finance Authority
 Revenue Bonds
 Oakwood Obligated Group
 Series 2003
  11-01-18                           5.50         1,000,000               1,045,530
                                                                    ---------------
Total                                                                     2,247,558
-----------------------------------------------------------------------------------

HOUSING -- SINGLE FAMILY (1.3%)
Michigan State Housing Development Authority
 Revenue Bonds
 Series 2007A A.M.T.
  12-01-28                           5.50           500,000                 508,210
-----------------------------------------------------------------------------------

INDUSTRIAL-POLLUTION -- IDR (1.5%)
Michigan Strategic Fund
 Revenue Bonds
 Republic Services
 Series 2001 A.M.T.
  08-01-31                           4.25           635,000                 613,061
-----------------------------------------------------------------------------------

INDUSTRIAL-POLLUTION -- PCR (2.6%)
Michigan Strategic Fund
 Refunding Revenue Bonds
 Detroit Edison
 Series 1990BB (MBIA)
  07-15-08                           7.00         1,000,000               1,027,570
-----------------------------------------------------------------------------------

LEASE (6.6%)
Michigan State Building Authority
 Refunding Revenue Bonds
 Facilities Program
 Series 2003 II (MBIA)
  10-15-29                           5.00         1,000,000               1,017,320
Puerto Rico Public Buildings Authority
 Refunding Revenue Bonds
 Government Facilities
 Series 2002C (XLCA)
  07-01-13                           5.50         1,000,000(c)            1,090,720

MUNICIPAL BONDS (CONTINUED)
NAME OF ISSUER
AND TITLE OF                       COUPON       PRINCIPAL
ISSUE(D,E)                          RATE          AMOUNT                   VALUE(A)
LEASE (CONT.)
Puerto Rico Public Finance Corporation
 Revenue Bonds
 Commonwealth Appropriated
 Series 2004A
  08-01-27                           5.75%         $500,000(c)             $529,000
                                                                    ---------------
Total                                                                     2,637,040
-----------------------------------------------------------------------------------

MISCELLANEOUS (11.3%)
Grand Rapids Building Authority
 Prerefunded Revenue Bonds
 Series 2002A (AMBAC)
  10-01-17                           5.50           505,000                 546,915
Grand Rapids Building Authority
 Unrefunded Revenue Bonds
 Series 2002A (AMBAC)
  10-01-17                           5.50           765,000                 819,720
Michigan Municipal Bond Authority
 Revenue Bonds
 Clean Water State Revolving Fund
 Series 2002
  10-01-20                           5.38         1,000,000               1,056,420
  10-01-21                           5.38         1,000,000               1,054,080
Michigan Tobacco Settlement Finance Authority
 Revenue Bonds
 Series 2007A
  06-01-34                           6.00         1,000,000               1,013,370
                                                                    ---------------
Total                                                                     4,490,505
-----------------------------------------------------------------------------------

MISCELLANEOUS REVENUE (2.0%)
Michigan Municipal Bond Authority
 Revenue Bonds
 Local Government Loan Program
 Series 2003C
  05-01-13                           5.00           250,000                 264,605
Michigan Municipal Bond Authority
 Revenue Bonds
 School District City of Detroit
 Series 2005 (FSA)
  06-01-19                           5.00           500,000                 520,130
                                                                    ---------------
Total                                                                       784,735
-----------------------------------------------------------------------------------

SALES OR USE TAX (1.4%)
Puerto Rico Highway & Transportation Authority
 Refunding Revenue Bonds
 Series 2007N (AMBAC)
  07-01-30                           5.25           500,000(c)              543,365
-----------------------------------------------------------------------------------

SCHOOL (30.8%)
Allen Park Public School District
 Prerefunded Unlimited General Obligation Bonds
 School Building & Site
 Series 2003
 (Qualified School Bond Loan Fund)
  05-01-18                           5.00           500,000                 529,470

                            See accompanying notes to investments in securities.
--------------------------------------------------------------------------------

                    RIVERSOURCE STATE TAX-EXEMPT FUNDS -- 2007 ANNUAL REPORT  45

RiverSource Michigan Tax-Exempt Fund

MUNICIPAL BONDS (CONTINUED)
NAME OF ISSUER
AND TITLE OF                       COUPON       PRINCIPAL
ISSUE(D,E)                          RATE          AMOUNT                   VALUE(A)
SCHOOL (CONT.)
]x
Anchor Bay School District
Unlimited General Obligation Bonds
School Building & Site
Series 2003
(Qualified School Bond Loan Fund)
  05-01-29                           5.00%       $1,000,000              $1,012,610
Goodrich Area School District
 Prerefunded Unlimited General Obligation Bonds
 Series 2003B
 (Qualified School Bond Loan Fund)
  05-01-27                           5.00           505,000                 538,527
Goodrich Area School District
 Unrefunded Unlimited General Obligation Bonds
 Series 2003B
 (Qualified School Bond Loan Fund)
  05-01-27                           5.00           495,000                 506,811
Grand Traverse Academy
 Refunding Revenue Bonds
 Series 2007
  11-01-17                           5.00           390,000                 381,174
Howell Public Schools
 Unlimited General Obligation Bonds
 School Building & Site
 Series 2003
 (Qualified School Bond Loan Fund)
  05-01-29                           5.00         1,000,000               1,017,420
Lawton Community Schools
 Unrefunded Unlimited General Obligation Bonds
 Series 2001
 (Qualified School Bond Loan Fund)
  05-01-31                           5.00           200,000                 202,606
Manchester Community Schools
 Prerefunded Unlimited General Obligation Bonds
 Building & Site
 Series 2001
 (Qualified School Bond Loan Fund)
  05-01-26                           5.00         1,400,000(i)            1,463,083
Marysville Public School District
 Unlimited General Obligation Bonds
 School Building & Site
 Series 2007 (FSA)
 (Qualified School Bond Loan Fund)
  05-01-37                           4.70           475,000                 458,038
Oakland Schools Intermediate School District
 Limited General Obligation Bonds
 School Building & Site
 Series 2007 (FSA)
  05-01-36                           5.00           500,000                 508,395
Plymouth-Canton Community School District
 Unlimited General Obligation Refunding Bonds
 Series 2003
 (Qualified School Bond Loan Fund)
  05-01-15                           5.25           600,000                 642,294

MUNICIPAL BONDS (CONTINUED)
NAME OF ISSUER
AND TITLE OF                       COUPON       PRINCIPAL
ISSUE(D,E)                          RATE          AMOUNT                   VALUE(A)
SCHOOL (CONT.)
Roseville School District
 Unlimited General Obligation Refunding Bonds
 School Building & Site
 Series 2006 (FSA)
 (Qualified School Bond Loan Fund)
  05-01-23                           5.00%         $500,000                $515,560
South Lyon Community Schools
 Prerefunded Unlimited General Obligation Bonds
 School Building & Site
 Series 2003 (FGIC)
  05-01-28                           5.00         1,000,000               1,060,940
Southfield Public Schools
 Prerefunded Unlimited General Obligation Bonds
 School Building & Site
 Series 2003A
 (Qualified School Bond Loan Fund)
  05-01-22                           5.25         1,025,000               1,101,024
Summit Academy North
 Prerefunded Certificate of Participation
 Series 2001
  07-01-30                           7.38           750,000                 821,903
Summit Academy
 Prerefunded Certificate of Participation
 Full Term
 Series 1998
  09-01-18                           7.00           430,000                 442,130
Williamston Community School District
 Unlimited General Obligation Bonds
 Series 1996 (MBIA)
 (Qualified School Bond Loan Fund)
  05-01-25                           5.50         1,000,000               1,107,920
                                                                    ---------------
Total                                                                    12,309,905
-----------------------------------------------------------------------------------

SPECIAL PURPOSE CERTIFICATES -- GENERAL OBLIGATIONS (1.3%)
Western Township Utilities Authority
 Limited General Obligation Bonds
 Series 2002 (FGIC)
  01-01-08                           5.00           500,000                 502,015
-----------------------------------------------------------------------------------

STATE (1.3%)
Commonwealth of Puerto Rico
 Unlimited General Obligation Public Improvement Bonds
 Series 2004A
  07-01-24                           5.00           500,000(c)              505,725
-----------------------------------------------------------------------------------

STUDENT LOAN (2.3%)
Michigan Higher Education Student Loan Authority
 Revenue Bonds
 Series 2006 XVII-Q (AMBAC) A.M.T.
  03-01-26                           4.95           200,000                 197,140
  03-01-31                           5.00           725,000                 710,275
                                                                    ---------------
Total                                                                       907,415
-----------------------------------------------------------------------------------

MUNICIPAL BONDS (CONTINUED)
NAME OF ISSUER
AND TITLE OF                       COUPON       PRINCIPAL
ISSUE(D,E)                          RATE          AMOUNT                   VALUE(A)

WATER & SEWER (13.7%)
Detroit
 Prerefunded Revenue Bonds
 2nd Lien
 Series 2005A (MBIA)
  07-01-30                           5.00%         $230,000                $246,903
Detroit
 Prerefunded Revenue Bonds
 Series 2003B (MBIA)
  07-01-32                           5.25         1,500,000               1,614,195
Detroit
 Revenue Bonds
 Senior Lien
 Series 2003A (MBIA)
  07-01-34                           5.00         1,375,000               1,384,570
Detroit
 Unrefunded Revenue Bonds
 2nd Lien
 Series 2005A (MBIA)
  07-01-30                           5.00           270,000                 275,057
Michigan Municipal Bond Authority
 Refunding Revenue Bonds
 Clean Water State Revolving Fund
 Series 2005
  10-01-15                           5.00           500,000                 536,330
Michigan Municipal Bond Authority
 Revenue Bonds
 Clean Water State Revolving Fund
 Series 2001
  10-01-20                           5.00         1,000,000               1,030,380
Michigan Municipal Bond Authority
 Revenue Bonds
 Clean Water State Revolving Fund
 Series 2006
  10-01-27                           5.00           390,000                 402,035
                                                                    ---------------
Total                                                                     5,489,470
-----------------------------------------------------------------------------------

TOTAL MUNICIPAL BONDS
(Cost: $38,542,666)                                                     $39,021,207
-----------------------------------------------------------------------------------

MUNICIPAL BONDS HELD IN TRUST (1.4%)(h)
NAME OF ISSUER
AND TITLE OF                       COUPON       PRINCIPAL
ISSUE(D,E)                          RATE          AMOUNT                   VALUE(A)
ELECTRIC
Puerto Rico Electric Power Authority
 Revenue Bonds
 Series 2002 (MBIA)
  07-01-17                           5.50%         $500,000(c)             $558,240
-----------------------------------------------------------------------------------

TOTAL MUNICIPAL BONDS HELD IN TRUST
(Cost: $559,013)                                                           $558,240
-----------------------------------------------------------------------------------

See accompanying notes to investments in securities.
--------------------------------------------------------------------------------

 46 RIVERSOURCE STATE TAX-EXEMPT FUNDS -- 2007 ANNUAL REPORT

RiverSource Michigan Tax-Exempt Fund

MUNICIPAL NOTES (2.5%)
                                                  AMOUNT
                                  EFFECTIVE     PAYABLE AT
ISSUE(D,E,F)                        YIELD        MATURITY                  VALUE(A)
Royal Oak Hospital Finance Authority
Refunding Revenue Bonds
William Beaumont Hospital
V.R.D.N.
Series 2006U (Morgan Stanley Bank) AMBAC
  01-01-20                           3.99%       $1,000,000              $1,000,000
-----------------------------------------------------------------------------------

TOTAL MUNICIPAL NOTES
(Cost: $1,000,000)                                                       $1,000,000
-----------------------------------------------------------------------------------

TOTAL INVESTMENTS IN SECURITIES
(Cost: $40,101,679)(j)                                                  $40,579,447
===================================================================================

NOTES TO INVESTMENTS IN SECURITIES
(a) Securities are valued by using procedures described in Note 1 to the financial statements.

(b) For zero coupon bonds, the interest rate disclosed represents the annualized effective yield on the date of acquisition.

(c) Municipal obligations include debt obligations issued by or on behalf of states, territories, possessions, or sovereign nations within the territorial boundaries of the United States. The securities represented 8.1% of net assets at Aug. 31, 2007.

(d) The following abbreviations may be used in the portfolio security descriptions to identify the insurer of the issue:

ACA       -- ACA Financial Guaranty Corporation
AMBAC     -- Ambac Assurance Corporation
BIG       -- Bond Investors Guarantee
CGIC      -- Capital Guaranty Insurance Company
CIFG      -- IXIS Financial Guaranty
FGIC      -- Financial Guaranty Insurance Company
FHA       -- Federal Housing Authority
FNMA      -- Federal National Mortgage Association
FHLMC     -- Federal Home Loan Mortgage Corporation
FSA       -- Financial Security Assurance
GNMA      -- Government National Mortgage Association
MBIA      -- MBIA Insurance Corporation
XLCA      -- XL Capital Assurance

(e)  The following abbreviations may be used in the portfolio descriptions:

A.M.T.    -- Alternative Minimum Tax -- At Aug. 31, 2007, the value of securities subject to alternative minimum tax represented
          6.4% of net assets.
B.A.N.    -- Bond Anticipation Note
C.P.      -- Commercial Paper
R.A.N.    -- Revenue Anticipation Note
T.A.N.    -- Tax Anticipation Note
T.R.A.N.  -- Tax & Revenue Anticipation Note
V.R.      -- Variable Rate
V.R.D.B.  -- Variable Rate Demand Bond
V.R.D.N.  -- Variable Rate Demand Note

(f) The Fund is entitled to receive principal and interest from the party, if indicated in parentheses, after a day or a week's notice or upon maturity. The maturity date disclosed represents the final maturity. Interest rate varies to reflect current market conditions; rate shown is the effective rate on Aug. 31, 2007.

(g) Interest rate varies either based on a predetermined schedule or to reflect current market conditions; rate shown is the effective rate on Aug. 31, 2007.

(h)  Municipal Bonds Held in Trust -- See Note 1 to the financial statements.

(i) Partially pledged as initial margin deposit on the following open interest rate futures contracts (see Note 5 to the financial statements):

TYPE OF SECURITY                                                     NOTIONAL AMOUNT
------------------------------------------------------------------------------------
SALE CONTRACTS
U.S. Treasury Note, Dec. 2007, 5-year                                  $3,000,000

(j) At Aug. 31, 2007, the cost of securities for federal income tax purposes was $40,112,050 and the aggregate gross unrealized appreciation and depreciation based on that cost was:

Unrealized appreciation                                               $750,417
Unrealized depreciation                                               (283,020)
------------------------------------------------------------------------------
Net unrealized appreciation                                           $467,397
------------------------------------------------------------------------------

                            See accompanying notes to investments in securities.
--------------------------------------------------------------------------------

                    RIVERSOURCE STATE TAX-EXEMPT FUNDS -- 2007 ANNUAL REPORT  47

RiverSource Michigan Tax-Exempt Fund

HOW TO FIND INFORMATION ABOUT THE FUND'S PORTFOLIO HOLDINGS
(i) The Fund files its complete schedule of portfolio holdings with the Securities and Exchange Commission (Commission) for the first and third quarters of each fiscal year on Form N-Q;

(ii) The Fund's Forms N-Q are available on the Commission's website at http://www.sec.gov;

(iii)The Fund's Forms N-Q may be reviewed and copied at the Commission's Public Reference Room in Washington, DC (information on the operations of the Public Reference Room may be obtained by calling 1-800-SEC-0330); and

(iv) The Fund's complete schedule of portfolio holdings, as disclosed in its annual and semiannual shareholder reports and in its filings on Form N-Q, can be found at riversource.com/funds.

See accompanying notes to investments in securities.
--------------------------------------------------------------------------------

 48 RIVERSOURCE STATE TAX-EXEMPT FUNDS -- 2007 ANNUAL REPORT

INVESTMENTS IN SECURITIES

RiverSource Minnesota Tax-Exempt Fund
AUG. 31, 2007
(Percentages represent value of investments compared to net assets)

MUNICIPAL BONDS (93.3%)
NAME OF ISSUER
AND TITLE OF                       COUPON       PRINCIPAL
ISSUE(D,E)                          RATE          AMOUNT                   VALUE(A)

AIRPORT (5.6%)
Minneapolis-St. Paul Metropolitan Airports Commission
 Prerefunded Revenue Bonds
 Sub Series 2001C (FGIC)
  01-01-18                          5.50%        $2,000,000              $2,113,380
  01-01-32                          5.25          7,000,000               7,342,580
Minneapolis-St. Paul Metropolitan Airports Commission
 Revenue Bonds
 Series 1999B (FGIC) A.M.T.
  01-01-16                          5.63          2,920,000               3,003,074
Minneapolis-St. Paul Metropolitan Airports Commission
 Revenue Bonds
 Series 2001B (FGIC) A.M.T.
  01-01-16                          5.75          4,875,000               5,102,078
                                                                    ---------------
Total                                                                    17,561,112
-----------------------------------------------------------------------------------

CITY (1.4%)
City of Minneapolis
 Unlimited General Obligation Bonds
 Various Purpose
 Series 2001
  12-01-11                          5.00          3,035,000               3,193,184
City of Willmar
 Unlimited General Obligation Bonds
 Rice Memorial Hospital Project
 Series 2002 (FSA)
  02-01-13                          5.00          1,200,000               1,266,720
                                                                    ---------------
Total                                                                     4,459,904
-----------------------------------------------------------------------------------

COLLEGE (5.1%)
Minnesota Higher Education Facilities Authority
 Revenue Bonds
 Macalester College
 6th Series 2004B
  03-01-17                          5.00          2,395,000               2,508,379
Minnesota Higher Education Facilities Authority
 Revenue Bonds
 St. John's University
 6th Series 2005G
  10-01-22                          5.00          3,000,000               3,069,900
Minnesota Higher Education Facilities Authority
 Revenue Bonds
 St. Olaf College
 6th Series 2007O
  10-01-32                          4.50          3,000,000               2,697,000
Minnesota Higher Education Facilities Authority
 Revenue Bonds
 University of St. Thomas
 5th Series 2004Y
  10-01-34                          5.25          2,800,000               2,856,196

MUNICIPAL BONDS (CONTINUED)
NAME OF ISSUER
AND TITLE OF                       COUPON       PRINCIPAL
ISSUE(D,E)                          RATE          AMOUNT                   VALUE(A)
COLLEGE (CONT.)
Minnesota Higher Education Facilities Authority
 Revenue Bonds
 University of St. Thomas
 6th Series 2006I
  04-01-13                          5.00%        $1,115,000              $1,174,151
University of Minnesota
 Revenue Bonds
 State Supported Stadium Debt
 Series 2006
  08-01-24                          5.00          1,750,000               1,803,183
  08-01-25                          5.00          1,750,000               1,799,315
                                                                    ---------------
Total                                                                    15,908,124
-----------------------------------------------------------------------------------

COUNTY (4.6%)
Anoka County Housing & Redevelopment Authority
 Unlimited General Obligation Bonds
 Housing Development
 Series 2004 (AMBAC)
  02-01-34                          5.00          1,355,000               1,374,959
County of Ramsey
 Unlimited General Obligation Bonds
 Capital Improvement Plan
 Series 2007A
  02-01-20                          5.00          1,000,000               1,057,600
  02-01-21                          5.00          1,035,000               1,090,341
  02-01-22                          5.00          1,080,000               1,132,412
  02-01-23                          5.00          1,125,000               1,175,006
  02-01-24                          5.00          1,170,000               1,219,140
  02-01-25                          5.00          1,215,000               1,263,078
County of Ramsey
 Unlimited General Obligation Refunding Bonds
 Capital Improvement Plan
 Series 2002B
  02-01-14                          5.25          3,840,000(h)            4,018,638
Hennepin County
 Unlimited General Obligation Bonds
 Series 2003
  12-01-23                          4.75          2,000,000               2,027,440
                                                                    ---------------
Total                                                                    14,358,614
-----------------------------------------------------------------------------------

ELECTRIC (13.6%)
City of Chaska
 Refunding Revenue Bonds
 Generating Facilities
 Series 2005A
  10-01-20                          5.25          1,165,000               1,227,584
  10-01-30                          5.00          3,800,000               3,807,372
Minnesota State Municipal Power Agency
 Revenue Bonds
 Series 2004A
  10-01-29                          5.13          3,500,000               3,556,910

MUNICIPAL BONDS (CONTINUED)
NAME OF ISSUER
AND TITLE OF                       COUPON       PRINCIPAL
ISSUE(D,E)                          RATE          AMOUNT                   VALUE(A)
ELECTRIC (CONT.)
Minnesota State Municipal Power Agency
 Revenue Bonds
 Series 2005
  10-01-30                          5.00%        $2,000,000              $2,003,880
Northern Municipal Power Agency
 Refunding Revenue Bonds
 Series 1998B (AMBAC)
  01-01-20                          4.75          5,000,000               5,051,150
Puerto Rico Electric Power Authority
 Revenue Bonds
 Series 2003NN (MBIA)
  07-01-32                          5.00          2,820,000(c)            3,005,725
Southern Minnesota Municipal Power Agency
 Revenue Bonds
 Capital Appreciation
 Zero Coupon
 Series 1994A (MBIA)
  01-01-19                          6.67         17,000,000(g)           10,226,009
Southern Minnesota Municipal Power Agency
 Revenue Bonds
 Series 2002A (AMBAC)
  01-01-17                          5.25          6,000,000               6,524,940
Western Minnesota Municipal Power Agency
 Revenue Bonds
 Series 2003A (MBIA)
  01-01-26                          5.00          7,250,000(h)            7,398,770
                                                                    ---------------
Total                                                                    42,802,340
-----------------------------------------------------------------------------------

HEALTH CARE -- HOSPITAL (15.0%)
Chippewa County
 Revenue Bonds
 Montevideo Hospital Project
 Series 2007
  03-01-20                          5.38          1,940,000               1,940,698
  03-01-21                          5.38          1,045,000               1,043,506
City of Breckenridge
 Revenue Bonds
 Catholic Health Initiatives
 Series 2004A
  05-01-30                          5.00          2,000,000               2,002,120
City of Maple Grove
 Revenue Bonds
 Maple Grove Hospital Corporation
 Series 2007
  05-01-20                          5.00          1,000,000               1,009,860
  05-01-21                          5.00          1,500,000               1,506,750

                            See accompanying notes to investments in securities.
--------------------------------------------------------------------------------

                    RIVERSOURCE STATE TAX-EXEMPT FUNDS -- 2007 ANNUAL REPORT  49

RiverSource Minnesota Tax-Exempt Fund

MUNICIPAL BONDS (CONTINUED)
NAME OF ISSUER
AND TITLE OF                       COUPON       PRINCIPAL
ISSUE(D,E)                          RATE          AMOUNT                   VALUE(A)
HEALTH CARE -- HOSPITAL (CONT.)
City of Minneapolis
Revenue Bonds
Fairview Health Services
Series 2002B (MBIA)
  05-15-14                          5.50%        $2,050,000              $2,209,183
  05-15-15                          5.50          2,160,000               2,318,112
  05-15-16                          5.50          2,200,000               2,355,166
  05-15-17                          5.50          1,295,000               1,382,322
Minneapolis & St. Paul
 Housing & Redevelopment Authority
 Revenue Bonds
 HealthSpan
 Series 1993A (AMBAC)
  11-15-18                          4.75          5,000,000               5,003,750
Minnesota Agricultural & Economic Development Board
 Prerefunded Revenue Bonds
 Health Care System
 Series 2000A
  11-15-22                          6.38          4,845,000               5,273,345
  11-15-29                          6.38          2,910,000               3,167,273
Minnesota Agricultural & Economic Development Board
 Revenue Bonds
 Health Care Benedictine
 Series 1999A (MBIA)
  02-15-16                          4.75          1,000,000               1,021,300
Minnesota Agricultural & Economic Development Board
 Unrefunded Revenue Bonds
 Health Care System
 Series 2000A
  11-15-22                          6.38            155,000                 164,889
  11-15-29                          6.38             90,000                  95,109
Northfield
 Revenue Bonds
 Series 2006
  11-01-31                          5.38          1,500,000               1,447,785
Shakopee
 Revenue Bonds
 St. Francis Regional Medical Center
 Series 2004
  09-01-25                          5.10          3,300,000               3,273,138
St. Paul Housing & Redevelopment Authority
 Revenue Bonds
 Healtheast Project
 Series 2005
  11-15-25                          6.00          1,250,000               1,289,000
St. Paul Housing & Redevelopment Authority
 Revenue Bonds
 HealthPartners Obligation Group Project
 Series 2006
  05-15-23                          5.25          1,000,000                 993,580
  05-15-26                          5.25          1,000,000                 978,940
  05-15-36                          5.25          4,750,000               4,520,053

MUNICIPAL BONDS (CONTINUED)
NAME OF ISSUER
AND TITLE OF                       COUPON       PRINCIPAL
ISSUE(D,E)                          RATE          AMOUNT                   VALUE(A)
HEALTH CARE -- HOSPITAL (CONT.)
Todd Morrison Cass & Wadena Counties
 United Hospital District
 Unlimited General Obligation Bonds
 Health Care Facilities-Lakewood
 Series 2004
  12-01-34                          5.00%        $2,500,000              $2,284,925
Winona
 Refunding Revenue Bonds
 Winona Health Obligation Group
 Series 2007
  07-01-31                          5.15          2,000,000               1,884,740
                                                                    ---------------
Total                                                                    47,165,544
-----------------------------------------------------------------------------------

HEALTH CARE -- LIFE CARE CENTER (1.5%)
City of Stillwater
 Revenue Bonds
 Health System Obligation Group
 Series 2005
  06-01-25                          5.00          1,750,000               1,743,753
  06-01-35                          5.00          3,145,000               2,995,298
                                                                    ---------------
Total                                                                     4,739,051
-----------------------------------------------------------------------------------

HEALTH CARE -- NURSING HOME (2.7%)
City of North Oaks
 Revenue Bonds
 Presbyterian Homes
 Series 2007
  10-01-27                          6.00          1,250,000(b)            1,261,213
  10-01-33                          6.00          1,500,000(b)            1,504,980
City of Stillwater
 Revenue Bonds
 Health System Obligation Group
 Series 2005
  06-01-19                          5.00          2,505,000               2,543,351
St. Paul Housing & Redevelopment Authority
 Revenue Bonds
 Lyngblomsten Care Center Housing Project
 Series 1993
  11-01-17                          7.13          1,410,000               1,412,298
St. Paul Housing & Redevelopment Authority
 Revenue Bonds
 Rental -- Lyngblomsten Housing Project
 Series 1993
  11-01-24                          7.00          1,640,000               1,642,083
                                                                    ---------------
Total                                                                     8,363,925
-----------------------------------------------------------------------------------

HEALTH CARE -- OTHER (1.2%)
Minneapolis & St. Paul
 Housing & Redevelopment Authority
 Revenue Bonds
 HealthPartners Obligation Group Project
 Series 2003
  12-01-12                          5.25          1,000,000               1,035,060
  12-01-15                          5.13          1,500,000               1,529,955
  12-01-16                          5.25          1,250,000               1,277,213
                                                                    ---------------
Total                                                                     3,842,228
-----------------------------------------------------------------------------------

MUNICIPAL BONDS (CONTINUED)
NAME OF ISSUER
AND TITLE OF                       COUPON       PRINCIPAL
ISSUE(D,E)                          RATE          AMOUNT                   VALUE(A)

HOUSING -- MULTI-FAMILY (3.2%)
Austin Housing & Redevelopment Authority
 Revenue Bonds
 Courtyard Residence Project
 Series 2000A
  01-01-32                          7.25%        $2,000,000              $2,051,900
Dakota County Community Development Agency
 Refunding Revenue Bonds
 Commons on Marice Project
 Series 2007A
  11-01-22                          5.00          1,115,000               1,035,333
  05-01-42                          5.00          2,725,000               2,329,167
Plymouth Housing & Redevelopment Authority
 Unlimited General Obligation Bonds
 Governmental Housing Project
 Series 2005
  02-01-35                          5.00          2,135,000               2,187,991
Steele County
 Revenue Bonds
 Elderly Housing Project
 Series 2000
  06-01-30                          6.88          2,205,000               2,373,065
                                                                    ---------------
Total                                                                     9,977,456
-----------------------------------------------------------------------------------

HOUSING -- SINGLE FAMILY (8.0%)
Minneapolis/St. Paul Housing Finance Board
 Revenue Bonds
 Mortgage-backed City Living
 Series 2006A-5 (GNMA/FNMA/FHLMC)
  04-01-27                          5.45          2,242,294               2,341,964
Minneapolis/St. Paul Housing Finance Board
 Revenue Bonds
 Single Family Housing
 Series 2005A-4 (GNMA/FNMA/FHLMC) A.M.T.
  12-01-37                          4.70             98,477                  89,103
Minnesota Housing Finance Agency
 Revenue Bonds
 Residential Housing Finance
 Series 2006B A.M.T.
  07-01-26                          4.75          1,905,000               1,785,499
  07-01-31                          4.85          2,570,000               2,434,330
  07-01-37                          4.90          5,000,000               4,708,699
Minnesota Housing Finance Agency
 Revenue Bonds
 Residential Housing Finance
 Series 2006I A.M.T.
  07-01-26                          5.05          3,520,000               3,476,810
Minnesota Housing Finance Agency
 Revenue Bonds
 Residential Housing Finance
 Series 2006M A.M.T.
  01-01-37                          5.75          3,000,000               3,159,870
Minnesota Housing Finance Agency
 Revenue Bonds
 Residential Housing Finance
 Series 2007D A.M.T.
  01-01-38                          5.50          4,000,000               4,190,680

See accompanying notes to investments in securities.
--------------------------------------------------------------------------------

 50 RIVERSOURCE STATE TAX-EXEMPT FUNDS -- 2007 ANNUAL REPORT

RiverSource Minnesota Tax-Exempt Fund

MUNICIPAL BONDS (CONTINUED)
NAME OF ISSUER
AND TITLE OF                       COUPON       PRINCIPAL
ISSUE(D,E)                          RATE          AMOUNT                   VALUE(A)
HOUSING -- SINGLE FAMILY (CONT.)
Minnesota Housing Finance Agency
Revenue Bonds
Residential Housing Finance
Series 2007I A.M.T.
  07-01-22                          4.65%        $2,330,000              $2,193,276
Minnesota Housing Finance Agency
 Revenue Bonds
 Single Family Mortgage
 Series 1996J A.M.T.
  07-01-21                          5.60             60,000                  60,344
Minnesota Housing Finance Agency
 Revenue Bonds
 Single Family Mortgage
 Series 1997K A.M.T.
  01-01-26                          5.75            845,000                 849,850
                                                                    ---------------
Total                                                                    25,290,425
-----------------------------------------------------------------------------------

LEASE (3.4%)
St. Paul Port Authority
 Revenue Bonds
 Office Building at Cedar Street
 Series 2003
  12-01-23                          5.00          5,000,000               5,123,400
  12-01-27                          5.13          5,350,000               5,488,779
                                                                    ---------------
Total                                                                    10,612,179
-----------------------------------------------------------------------------------

MISCELLANEOUS REVENUE (3.6%)
City of Minneapolis
 Limited Tax Revenue Bonds
 Common Bond Fund
 Series 2007-2A A.M.T.
  06-01-22                          5.13          1,035,000               1,036,884
  06-01-28                          5.00          1,500,000               1,445,490
Minneapolis Community Development Agency
 Limited Tax Revenue Bonds
 Common Bond Fund
 Series 1996-1
  06-01-11                          6.00            980,000                 985,018
Minneapolis Community Development Agency
 Limited Tax Revenue Bonds
 Common Bond Fund
 Series 2001-2A A.M.T.
  06-01-19                          5.88          1,000,000               1,069,100
St. Cloud Housing & Redevelopment Authority
 Revenue Bonds
 State University Foundation Project
 Series 2002
  05-01-18                          5.13          3,000,000               3,122,520
State of Minnesota
 Revenue Bonds
 Public Safety Radio Communication System
 Series 2006 (MBIA)
  06-01-17                          5.00          3,315,000               3,542,342
                                                                    ---------------
Total                                                                    11,201,354
-----------------------------------------------------------------------------------

MUNICIPAL BONDS (CONTINUED)
NAME OF ISSUER
AND TITLE OF                       COUPON       PRINCIPAL
ISSUE(D,E)                          RATE          AMOUNT                   VALUE(A)

SALES OR USE TAX (0.9%)
Hennepin County
 Revenue Bonds
 Sales Tax
 Series 2007
  12-15-33                          4.75%        $3,000,000              $2,946,750
-----------------------------------------------------------------------------------

SCHOOL (16.6%)
Anoka-Hennepin Independent School District #11
 Unlimited General Obligation Bonds
 Series 2001A
 (School District Credit Enhancement Program)
  02-01-13                          5.00          4,175,000               4,337,532
  02-01-15                          5.00          1,990,000               2,059,750
  02-01-16                          5.00          2,000,000               2,066,240
Bloomington Independent School District #271
 Unlimited General Obligation Bonds
 Series 2001A (FSA)
 (School District Credit Enhancement Program)
  02-01-24                          5.13          4,000,000               4,198,039
Edina Independent School District #273
 Unlimited General Obligation Bonds
 Series 2004
  02-01-22                          4.25          3,000,000               2,902,470
  02-01-23                          4.50          3,000,000               3,015,630
  02-01-24                          4.50          3,400,000               3,412,818
Elk River Independent School District #728
 Unlimited General Obligation Bonds
 Series 2002A (FSA)
 (School District Credit Enhancement Program)
  02-01-16                          5.00          3,000,000               3,152,580
Farmington Independent School District #192
 Unlimited General Obligation Bonds
 School Building
 Series 2005B (FSA)
 (School District Credit Enhancement Program)
  02-01-21                          5.00          3,615,000               3,752,985
Lake Superior Independent School District #381
 Prerefunded Unlimited General Obligation Bonds
 Building
 Series 2002A (FSA)
 (School District Credit Enhancement Program)
  04-01-13                          5.00             65,000                  68,949
Lake Superior Independent School District #381
 Unrefunded Unlimited General Obligation Bonds
 Building
 Series 2002A (FSA)
 (School District Credit Enhancement Program)
  04-01-13                          5.00          1,730,000               1,833,316
Lakeville Independent School District #194
 Unlimited General Obligation Bonds
 Series 1997A
 (School District Credit Enhancement Program)
  02-01-22                          5.13          2,400,000               2,413,008

MUNICIPAL BONDS (CONTINUED)
NAME OF ISSUER
AND TITLE OF                       COUPON       PRINCIPAL
ISSUE(D,E)                          RATE          AMOUNT                   VALUE(A)
SCHOOL (CONT.)
Marshall Independent School District #413
 Unlimited General Obligation Bonds
 Series 2003A (FSA)
 (School District Credit Enhancement Program)
  02-01-19                          4.13%        $1,560,000              $1,519,066
Osseo Independent School District #279
 Unlimited General Obligation Bonds
 School Building
 Series 2000A
 (School District Credit Enhancement Program)
  02-01-14                          5.75          1,100,000               1,156,584
Osseo Independent School District #279
 Unlimited General Obligation Bonds
 Series 2002A (FSA)
 (School District Credit Enhancement Program)
  02-01-11                          5.00          1,570,000               1,636,741
  02-01-12                          5.00          3,455,000               3,633,071
  02-01-15                          5.25          3,585,000               3,779,019
St. Paul Housing & Redevelopment Authority
 Prerefunded Revenue Bonds
 Community of Peace Academy Project
 Series 2001A
  12-01-30                          7.88          2,390,000               2,721,541
St. Paul Housing & Redevelopment Authority
 Refunding Revenue Bonds
 St. Paul Academy & Summit School
 Series 2007
  10-01-24                          5.00          2,000,000               1,993,100
White Bear Lake Independent School District #624
 Unlimited General Obligation Refunding Bonds
 Series 2002B (FGIC)
 (School District Credit Enhancement Program)
  02-01-13                          5.00          1,405,000               1,475,081
  02-01-14                          5.00          1,480,000               1,550,152
                                                                    ---------------
Total                                                                    52,677,672
-----------------------------------------------------------------------------------

SPECIAL DISTRICT -- SPECIAL TAX (0.1%)
Lakeville
 Revenue Bonds
 Series 2007
  02-01-22                          5.00            175,000                 166,196
  02-01-27                          5.00            225,000                 209,387
                                                                    ---------------
Total                                                                       375,583
-----------------------------------------------------------------------------------

SPECIAL PURPOSE CERTIFICATES -- GENERAL OBLIGATIONS (0.1%)
Minneapolis Community Development Agency
 Limited Tax Revenue Bonds
 Common Bond Fund
 Series 1997-7A
  06-01-12                          5.50            250,000                 250,955
-----------------------------------------------------------------------------------

                            See accompanying notes to investments in securities.
--------------------------------------------------------------------------------

                    RIVERSOURCE STATE TAX-EXEMPT FUNDS -- 2007 ANNUAL REPORT  51

RiverSource Minnesota Tax-Exempt Fund

MUNICIPAL BONDS (CONTINUED)
NAME OF ISSUER
AND TITLE OF                       COUPON       PRINCIPAL
ISSUE(D,E)                          RATE          AMOUNT                   VALUE(A)

STATE (2.4%)
Commonwealth of Puerto Rico
 Unlimited General Obligation Public Improvement Bonds
 Series 2001 (FSA)
  07-01-16                          5.50%        $1,500,000(c)           $1,669,320
Commonwealth of Puerto Rico
 Unlimited General Obligation Public Improvement Bonds
 Series 2006A
  07-01-27                          5.25          2,000,000(c)            2,049,500
State of Minnesota
 Unlimited General Obligation Bonds
 Series 2002
  11-01-15                          5.25          3,575,000               3,806,839
                                                                    ---------------
Total                                                                     7,525,659
-----------------------------------------------------------------------------------

TOLL ROAD (0.6%)
Puerto Rico Highway & Transportation Authority
 Revenue Bonds
 Series 1996Y
  07-01-13                          6.25          1,650,000(c)            1,831,979
-----------------------------------------------------------------------------------

WATER & SEWER (3.7%)
Minnesota Public Facilities Authority
 Prerefunded Revenue Bonds
 Series 2001A
  03-01-20                          5.00          4,000,000               4,126,400
Minnesota Public Facilities Authority
 Revenue Bonds
 Series 2002B
  03-01-13                          5.25          2,500,000               2,681,900
  03-01-14                          5.25          2,500,000               2,700,750
Minnesota Public Facilities Authority
 Revenue Bonds
 Series 2005C
  03-01-25                          5.00          2,000,000               2,064,260
                                                                    ---------------
Total                                                                    11,573,310
-----------------------------------------------------------------------------------

TOTAL MUNICIPAL BONDS
(Cost: $290,858,135)                                                   $293,464,164
-----------------------------------------------------------------------------------

MUNICIPAL BONDS HELD IN TRUST (8.9%)(i)
NAME OF ISSUER
AND TITLE OF                       COUPON       PRINCIPAL
ISSUE(D,E)                          RATE          AMOUNT                   VALUE(A)
COLLEGE (1.2%)
University of Minnesota
 Revenue Bonds
 Series 2002
  07-01-21                          5.50%        $8,500,000              $9,436,108
-----------------------------------------------------------------------------------

MUNICIPAL BONDS HELD IN TRUST (CONTINUED)
NAME OF ISSUER
AND TITLE OF                       COUPON       PRINCIPAL
ISSUE(D,E)                          RATE          AMOUNT                   VALUE(A)

HOUSING -- SINGLE FAMILY (0.3%)
Minnesota Housing Finance Agency
 Revenue Bonds
 Series 2002 A.M.T.
  07-01-33                          5.65%        $3,000,000              $3,026,312
-----------------------------------------------------------------------------------

SCHOOL (1.8%)
Elk River Independent School District #728
 Unlimited General Obligation Bonds
 Series 2002 (FSA)
 (School District Credit Enhancement Program)
  02-01-18                          5.25          3,600,000               3,826,584
  02-01-19                          5.25          3,450,000               3,667,143
  02-01-20                          5.25          2,850,000               3,029,379
  02-01-21                          5.25          3,865,000               4,108,263
                                                                    ---------------
Total                                                                    14,631,369
-----------------------------------------------------------------------------------

TOTAL MUNICIPAL BONDS HELD IN TRUST
(Cost: $26,004,603)                                                     $27,093,789
-----------------------------------------------------------------------------------

MUNICIPAL NOTES (3.3%)
                                                  AMOUNT
                                  EFFECTIVE     PAYABLE AT
ISSUE(D,E,F)                        YIELD        MATURITY                  VALUE(A)
Center City
Revenue Bonds
Hazelden Foundation Project
V.R.D.N. Series 2005 (Bank of New York)
  11-01-35                          3.98%        $2,000,000              $2,000,000
City of Minneapolis
 Refunding Revenue Bonds
 Fairview Health Services
 V.R.D.N. Series 2005B
 (Royal Bank of Canada) AMBAC
  11-15-29                          3.95            600,000                 600,000
Mankato
 Revenue Bonds
 Bethany Lutheran College
 V.R.D.N. Series 2000B (Wells Fargo Bank)
  11-01-15                          3.98            140,000                 140,000

MUNICIPAL NOTES (CONTINUED)
                                                  AMOUNT
                                  EFFECTIVE     PAYABLE AT
ISSUE(D,E,F)                        YIELD        MATURITY                  VALUE(A)
Minnesota Higher Education Facilities Authority
 Revenue Bonds
 St. Olaf College
 V.R.D.N. 5th Series 2000H (Harris Trust & Savings Bank)
  10-01-30                          3.98%          $150,000                $150,000
Minnesota Higher Education Facilities Authority
 Revenue Bonds
 St. Olaf College
 V.R.D.N. 5th Series 2002M1 (Harris Trust & Savings
 Bank)
  10-01-32                          3.98          3,200,000               3,200,000
Minnesota Higher Education Facilities Authority
 Revenue Bonds
 St. Olaf College
 V.R.D.N. 5th Series 2002M2 (Harris Trust & Savings
 Bank)
  10-01-20                          3.98          3,100,000               3,100,000
St. Paul Housing & Redevelopment Authority
 Revenue Bonds
 Minnesota Public Radio Project
 V.R.D.N. Series 2005 (Allied Irish Bank)
  10-01-25                          3.98          1,120,000               1,120,000
St. Paul Port Authority
 Revenue Bonds
 Amherst H Wilder Foundation
 V.R.D.N. Series 2006-3 (Bank of New York)
  04-01-36                          3.98            100,000                 100,000
-----------------------------------------------------------------------------------

TOTAL MUNICIPAL NOTES
(Cost: $10,410,000)                                                     $10,410,000
-----------------------------------------------------------------------------------

TOTAL INVESTMENTS IN SECURITIES
(Cost: $327,272,738)(j)                                                $330,967,953
===================================================================================

NOTES TO INVESTMENTS IN SECURITIES

(a) Securities are valued by using procedures described in Note 1 to the financial statements.

(b) At Aug. 31, 2007, the cost of securities purchased, including interest purchased, on a when-issued and/or other forward-commitment basis was $2,718,450.

(c) Municipal obligations include debt obligations issued by or on behalf of states, territories, possessions, or sovereign nations within the territorial boundaries of the United States. The securities represented 2.7% of net assets at Aug. 31, 2007.

--------------------------------------------------------------------------------

 52 RIVERSOURCE STATE TAX-EXEMPT FUNDS -- 2007 ANNUAL REPORT

RiverSource Minnesota Tax-Exempt Fund

(d) The following abbreviations may be used in the portfolio security descriptions to identify the insurer of the issue:

ACA        --   ACA Financial Guaranty Corporation
AMBAC      --   Ambac Assurance Corporation
BIG        --   Bond Investors Guarantee
CGIC       --   Capital Guaranty Insurance Company
CIFG       --   IXIS Financial Guaranty
FGIC       --   Financial Guaranty Insurance Company
FHA        --   Federal Housing Authority
FNMA       --   Federal National Mortgage Association
FHLMC      --   Federal Home Loan Mortgage Corporation
FSA        --   Financial Security Assurance
GNMA       --   Government National Mortgage Association
MBIA       --   MBIA Insurance Corporation
XLCA       --   XL Capital Assurance

(e)  The following abbreviations may be used in the portfolio descriptions:

                Alternative Minimum Tax -- At Aug. 31, 2007, the value of
                securities subject to alternative minimum tax represented
A.M.T.     --   12.3% of net assets.
B.A.N.     --   Bond Anticipation Note
C.P.       --   Commercial Paper
R.A.N.     --   Revenue Anticipation Note
T.A.N.     --   Tax Anticipation Note
T.R.A.N.   --   Tax & Revenue Anticipation Note
V.R.       --   Variable Rate
V.R.D.B.   --   Variable Rate Demand Bond
V.R.D.N.   --   Variable Rate Demand Note

(f) The Fund is entitled to receive principal and interest from the party, if indicated in parentheses, after a day or a week's notice or upon maturity. The maturity date disclosed represents the final maturity. Interest rate varies to reflect current market conditions; rate shown is the effective rate on Aug. 31, 2007.

(g) For zero coupon bonds, the interest rate disclosed represents the annualized effective yield on the date of acquisition.

(h) Partially pledged as initial margin deposit on the following open interest rate futures contracts (see Note 5 to the financial statements):

TYPE OF SECURITY                                                   NOTIONAL AMOUNT
----------------------------------------------------------------------------------
SALE CONTRACTS
U.S. Treasury Note, Dec. 2007, 5-year                                $22,100,000

(i)  Municipal Bonds Held in Trust -- See Note 1 to the financial statements.

(j) At Aug. 31, 2007, the cost of securities for federal income tax purposes was $328,207,959 and the aggregate gross unrealized appreciation and depreciation based on that cost was:

Unrealized appreciation                                               $7,769,884
Unrealized depreciation                                               (4,108,890)
----------------------------------------------------------------------------------
Net unrealized appreciation                                           $3,660,994
----------------------------------------------------------------------------------

HOW TO FIND INFORMATION ABOUT THE FUND'S PORTFOLIO HOLDINGS

(i) The Fund files its complete schedule of portfolio holdings with the Securities and Exchange Commission (Commission) for the first and third quarters of each fiscal year on Form N-Q;

(ii) The Fund's Forms N-Q are available on the Commission's website at http://www.sec.gov;

(iii)The Fund's Forms N-Q may be reviewed and copied at the Commission's Public Reference Room in Washington, DC (information on the operations of the Public Reference Room may be obtained by calling 1-800-SEC-0330); and

(iv) The Fund's complete schedule of portfolio holdings, as disclosed in its annual and semiannual shareholder reports and in its filings on Form N-Q, can be found at riversource.com/funds.

--------------------------------------------------------------------------------

                    RIVERSOURCE STATE TAX-EXEMPT FUNDS -- 2007 ANNUAL REPORT  53

INVESTMENTS IN SECURITIES

RiverSource New York Tax-Exempt Fund
AUG. 31, 2007
(Percentages represent value of investments compared to net assets)

MUNICIPAL BONDS (93.3%)
NAME OF ISSUER
AND TITLE OF                       COUPON       PRINCIPAL
ISSUE(B,C)                          RATE          AMOUNT                   VALUE(A)
ADVANCED REFUNDED (2.4%)
Metropolitan Transportation Authority
 Prerefunded Revenue Bonds
 Series 1998A (FGIC)
  04-01-28                           4.75%       $1,000,000              $1,061,910
New York State Dormitory Authority
 Prerefunded Revenue Bonds
 Series 1990B
  05-15-11                           7.50           415,000                 446,125
                                                                    ---------------
Total                                                                     1,508,035
-----------------------------------------------------------------------------------

CITY (13.3%)
City of New York
 Prerefunded Unlimited General Obligation Bonds
 Series 2002E
  08-01-16                           5.75           100,000                 109,491
City of New York
 Prerefunded Unlimited General Obligation Bonds
 Series 2003I
  03-01-27                           5.38         1,465,000               1,579,841
City of New York
 Unlimited General Obligation Bonds
 Series 2002C (XLCA)
  03-15-12                           5.00         1,000,000               1,050,750
City of New York
 Unlimited General Obligation Bonds
 Series 2003J
  06-01-18                           5.50         2,000,000               2,142,820
City of New York
 Unlimited General Obligation Bonds
 Series 2004D
  11-01-34                           5.00         1,000,000               1,008,910
City of New York
 Unrefunded Unlimited General Obligation Bonds
 Series 2002E
  08-01-16                           5.75         1,900,000               2,044,077
City of New York
 Unrefunded Unlimited General Obligation Bonds
 Series 2003I
  03-01-27                           5.38           535,000                 557,277
                                                                    ---------------
Total                                                                     8,493,166
-----------------------------------------------------------------------------------

COLLEGE (8.8%)
Dutchess County Industrial Development Agency
 Refunding Revenue Bonds
 Bard College Civic Facilities
 Series 2007-A1
  08-01-22                           5.00           500,000                 506,605
New York State Dormitory Authority
 Revenue Bonds
 Brooklyn Law School
 Series 2003B (XLCA)
  07-01-30                           5.13         1,000,000               1,030,090

MUNICIPAL BONDS (CONTINUED)
NAME OF ISSUER
AND TITLE OF                       COUPON       PRINCIPAL
ISSUE(B,C)                          RATE          AMOUNT                   VALUE(A)
COLLEGE (CONT.)
New York State Dormitory Authority
 Revenue Bonds
 Columbia University
 Series 2007C
  07-01-29                           5.00%         $250,000                $257,418
New York State Dormitory Authority
 Revenue Bonds
 Cornell University
 Series 2006A
  07-01-26                           5.00         1,000,000               1,030,870
New York State Dormitory Authority
 Revenue Bonds
 Education
 Series 2006D
  03-15-31                           5.00           500,000                 510,925
New York State Dormitory Authority
 Revenue Bonds
 Pratt Institute
 Series 1999
 (Radian Group Financial Guaranty)
  07-01-20                           6.00         1,500,000               1,570,815
Seneca County Industrial Development Agency
 Revenue Bonds
 New York Chiropractic College
 Series 2007
  10-01-27                           5.00           750,000                 718,800
                                                                    ---------------
Total                                                                     5,625,523
-----------------------------------------------------------------------------------

COUNTY (2.2%)
County of Monroe
 Unlimited General Obligation Refunding & Public
 Improvement Bonds
 Series 1996 (MBIA)
  03-01-15                           6.00         1,250,000(g)            1,408,675
-----------------------------------------------------------------------------------

ELECTRIC (0.8%)
Puerto Rico Electric Power Authority
 Revenue Bonds
 Series 2007TT
  07-01-32                           5.00           500,000(f)              499,260
-----------------------------------------------------------------------------------

HEALTH CARE -- HOSPITAL (3.6%)
New York State Dormitory Authority
 Revenue Bonds
 Mental Health Services Facilities Improvement
 Series 2005E (FGIC)
  02-15-22                           5.00           750,000                 774,915
New York State Dormitory Authority
 Revenue Bonds
 Sloan-Kettering Memorial Center
 Series 2003-1 (MBIA)
  07-01-21                           5.00         1,000,000               1,032,540

MUNICIPAL BONDS (CONTINUED)
NAME OF ISSUER
AND TITLE OF                       COUPON       PRINCIPAL
ISSUE(B,C)                          RATE          AMOUNT                   VALUE(A)
HEALTH CARE -- HOSPITAL (CONT.)
New York State Dormitory Authority
 Revenue Bonds
 Sloan-Kettering Memorial Center
 Series 2006-1
  07-01-35                           5.00%         $500,000                $493,305
                                                                    ---------------
Total                                                                     2,300,760
-----------------------------------------------------------------------------------

HEALTH CARE -- LIFE CARE CENTER (0.4%)
Suffolk County Industrial Development Agency
 Prerefunded Revenue Bonds
 1st Mortgage Jeffersons Ferry
 Series 1999A
  11-01-28                           7.25           250,000                 273,540
-----------------------------------------------------------------------------------

HOUSING -- SINGLE FAMILY (1.8%)
New York Mortgage Agency
 Revenue Bonds
 Series 2007-140 A.M.T.
  10-01-21                           4.60           500,000                 474,840
New York Mortgage Agency
 Revenue Bonds
 Series 2007-143 A.M.T.
  10-01-27                           4.85           675,000                 650,639
                                                                    ---------------
Total                                                                     1,125,479
-----------------------------------------------------------------------------------

INDUSTRIAL-POLLUTION -- IDR (1.6%)
New York Liberty Development Corporation
 Revenue Bonds
 Goldman Sachs Headquarters
 Series 2005
  10-01-35                           5.25         1,000,000               1,031,320
-----------------------------------------------------------------------------------

LEASE (15.2%)
Hudson Yards Infrastructure Corporation
 Revenue Bonds
 Series 2006A
  02-15-47                           5.00           500,000                 499,985
New York City Industrial Development Agency
 Revenue Bonds
 Terminal One Group Association Project
 Series 2005 A.M.T.
  01-01-24                           5.50           500,000                 521,655
New York State Dormitory Authority
 Revenue Bonds
 Consolidated City University System
 Series 1993A
  07-01-13                           5.75         3,000,000               3,209,879
New York State Dormitory Authority
 Revenue Bonds
 New York University Hospitals Center
 Series 2006A
  07-01-20                           5.00           500,000                 492,990

See accompanying notes to investments in securities.
--------------------------------------------------------------------------------

 54 RIVERSOURCE STATE TAX-EXEMPT FUNDS -- 2007 ANNUAL REPORT

RiverSource New York Tax-Exempt Fund

MUNICIPAL BONDS (CONTINUED)
NAME OF ISSUER
AND TITLE OF                       COUPON       PRINCIPAL
ISSUE(B,C)                          RATE          AMOUNT                   VALUE(A)
LEASE (CONT.)
New York State Dormitory Authority
Unrefunded Revenue Bonds
Series 1990B
  05-15-11                           7.50%         $845,000                $922,385
New York State Urban Development Corporation
 Refunding Revenue Bonds
 Service Contract
 Series 2005 (FSA)
  01-01-17                           5.00         1,000,000               1,063,090
Puerto Rico Municipal Finance Agency
 Revenue Bonds
 Series 2002A (FSA)
  08-01-17                           5.25         1,000,000(f)            1,055,600
Puerto Rico Public Finance Corporation
 Revenue Bonds
 Commonwealth Appropriated
 Series 2004A
  08-01-27                           5.75           750,000(f)              793,500
Tobacco Settlement Financing Authority
 Asset-backed Revenue Bonds
 Series 2003A-1
  06-01-16                           5.50           500,000                 518,845
Tobacco Settlement Financing Authority
 Revenue Bonds
 Series 2003B-1C
  06-01-15                           5.50           500,000                 519,900
                                                                    ---------------
Total                                                                     9,597,829
-----------------------------------------------------------------------------------

MISCELLANEOUS (2.9%)
Metropolitan Transportation Authority
 Revenue Bonds
 Series 2002A (FSA)
  11-15-26                           5.50           750,000                 788,243
New York City Trust for Cultural Resources
 Revenue Bonds
 Museum of American Folk Art
 Series 2000 (ACA)
  07-01-22                           6.00         1,000,000               1,041,600
                                                                    ---------------
Total                                                                     1,829,843
-----------------------------------------------------------------------------------

MISCELLANEOUS REVENUE (11.0%)
Metropolitan Transportation Authority
 Revenue Bonds
 Series 2006A
  11-15-22                           5.00           750,000                 774,510
New York City Industrial Development Agency
 Revenue Bonds
 Queens Baseball Stadium Pilot
 Series 2006 (AMBAC)
  01-01-23                           5.00           500,000                 520,380
  01-01-24                           5.00           500,000                 519,220
New York Counties Tobacco Trust II
 Revenue Bonds
 Tobacco Settlement Pass Thru Bonds
 Series 2001
  06-01-35                           5.63           500,000                 501,490

MUNICIPAL BONDS (CONTINUED)
NAME OF ISSUER
AND TITLE OF                       COUPON       PRINCIPAL
ISSUE(B,C)                          RATE          AMOUNT                   VALUE(A)
MISCELLANEOUS REVENUE (CONT.)
New York State Thruway Authority
 Revenue Bonds
 Second Generation Resolution
 Series 2003B (FSA)
  04-01-21                           4.75%         $835,000                $850,932
Port Authority of New York & New Jersey
 Revenue Bonds
 Consolidated 138th
 Series 2004 (FGIC) A.M.T.
  12-01-12                           5.00         1,000,000               1,052,579
Seneca Nation Indians Capital Improvements Authority
 Revenue Bonds
 Series 2007A
  12-01-16                           5.25           500,000(d)              498,380
  12-01-23                           5.00           250,000(d)              230,293
TSASC Incorporated
 Prerefunded Revenue Bonds
 Tobacco Settlement Asset-backed
 Series 2002-1
  07-15-32                           5.75           275,000                 299,602
TSASC Incorporated
 Revenue Bonds
 Series 2006-1
  06-01-42                           5.13         1,000,000                 919,150
Westchester Tobacco Asset Securitization
 Revenue Bonds
 Series 2005
  06-01-26                           5.00           875,000                 863,354
                                                                    ---------------
Total                                                                     7,029,890
-----------------------------------------------------------------------------------

PORT DISTRICT (4.7%)
Port Authority of New York & New Jersey
 Revenue Bonds
 Consolidated 143rd
 Series 2006 (FSA) A.M.T.
  10-01-21                           5.00         1,000,000               1,030,900
Port Authority of New York & New Jersey
 Revenue Bonds
 Consolidated 146th
 Series 2006 (FSA) A.M.T.
  12-01-23                           4.50         1,500,000               1,456,140
Port Authority of New York & New Jersey
 Revenue Bonds
 Consolidated 147th
 Series 2007 (FGIC) A.M.T.
  10-15-26                           5.00           500,000                 511,470
                                                                    ---------------
Total                                                                     2,998,510
-----------------------------------------------------------------------------------

SALES OR USE TAX (4.0%)
New York City Transitional Finance Authority
 Revenue Bonds
 Future Tax Secured
 Series 2004C
  02-01-33                           5.00         1,000,000               1,013,620
Puerto Rico Highway & Transportation Authority
 Refunding Revenue Bonds
 Series 2007N (AMBAC)
  07-01-30                           5.25           500,000(f)              543,365

MUNICIPAL BONDS (CONTINUED)
NAME OF ISSUER
AND TITLE OF                       COUPON       PRINCIPAL
ISSUE(B,C)                          RATE          AMOUNT                   VALUE(A)
SALES OR USE TAX (CONT.)
Puerto Rico Highway & Transportation Authority
 Refunding Revenue Bonds
 Series 2007N (MBIA)
  07-01-32                           5.25%         $500,000(f)             $543,095
TSASC Incorporated
 Revenue Bonds
 Series 2006-1
  06-01-34                           5.00           500,000                 471,205
                                                                    ---------------
Total                                                                     2,571,285
-----------------------------------------------------------------------------------

SPECIAL DISTRICT -- SPECIAL TAX (4.4%)
New York City Transitional Finance Authority
 Revenue Bonds
 Future Tax Secured
 Series 2003D
  02-01-23                           5.00           500,000                 513,545
  02-01-31                           5.00         1,000,000               1,015,080
New York State Dormitory Authority
 Revenue Bonds
 Education
 Series 2005F
  03-15-23                           5.00           250,000                 258,225
New York State Dormitory Authority
 Revenue Bonds
 Education
 Series 2006C
  12-15-31                           5.00           750,000                 766,710
New York State Dormitory Authority
 Revenue Bonds
 Education
 Series 2007A
  03-15-37                           5.00           250,000                 254,743
                                                                    ---------------
Total                                                                     2,808,303
-----------------------------------------------------------------------------------

STATE (0.8%)
Commonwealth of Puerto Rico
 Unlimited General Obligation Public Improvement Bonds
 Series 2004A
  07-01-24                           5.00           500,000(f)              505,725
-----------------------------------------------------------------------------------

TOLL ROAD (6.6%)
Metropolitan Transportation Authority
 Refunding Revenue Bonds
 Series 2002A (AMBAC)
  11-15-19                           5.50         1,000,000               1,065,320
Metropolitan Transportation Authority
 Revenue Bonds
 Series 2005F
  11-15-12                           5.00           560,000                 590,839
  11-15-35                           5.00           500,000                 502,635
New York State Thruway Authority
 Revenue Bonds
 Series 2005G (FSA)
  01-01-24                           5.00         1,000,000               1,033,270

                            See accompanying notes to investments in securities.
--------------------------------------------------------------------------------

                    RIVERSOURCE STATE TAX-EXEMPT FUNDS -- 2007 ANNUAL REPORT  55

RiverSource New York Tax-Exempt Fund

MUNICIPAL BONDS (CONTINUED)
NAME OF ISSUER
AND TITLE OF                       COUPON       PRINCIPAL
ISSUE(B,C)                          RATE          AMOUNT                   VALUE(A)
TOLL ROAD (CONT.)
Triborough Bridge & Tunnel Authority
Refunding Revenue Bonds
Series 2002B
  11-15-29                           5.13%       $1,000,000              $1,024,410
                                                                    ---------------
Total                                                                     4,216,474
-----------------------------------------------------------------------------------

WATER & SEWER (8.8%)
Erie County Water Authority
 4th Resolution Revenue Bonds
 Series 2007 (MBIA)
  12-01-34                           4.75           500,000(i)              493,195
New York City Municipal Water Finance Authority
 Revenue Bonds
 Series 2002A
  06-15-29                           5.00         1,000,000               1,015,200
New York City Municipal Water Finance Authority
 Revenue Bonds
 Series 2004A
  06-15-39                           5.00         1,000,000               1,010,810
New York State Environmental Facilities Corporation
 Revenue Bonds
 New York City Municipal Water Financing Project
 Series 2004
  06-15-26                           5.00         1,000,000               1,030,040
New York State Environmental Facilities Corporation
 Revenue Bonds
 Revolving Funds
 New York City Municipal Water Project
 Series 2002B
  06-15-31                           5.00         1,000,000               1,016,910
New York State Environmental Facilities Corporation
 Revenue Bonds
 Revolving Funds
 New York City Municipal Water Project
 Series 2002K
  06-15-28                           5.00         1,000,000               1,020,350
                                                                    ---------------
Total                                                                     5,586,505
-----------------------------------------------------------------------------------

TOTAL MUNICIPAL BONDS
(Cost: $58,977,397)                                                     $59,410,122
-----------------------------------------------------------------------------------

MUNICIPAL BONDS HELD IN TRUST (9.4%)(h)
NAME OF ISSUER
AND TITLE OF                       COUPON       PRINCIPAL
ISSUE(B,C)                          RATE          AMOUNT                   VALUE(A)
CITY (4.1%)
City of New York
 Unlimited General Obligation Bonds
 Series 2000 (FGIC)
  05-15-16                           5.88%       $2,500,000              $2,667,635
-----------------------------------------------------------------------------------

ELECTRIC (1.8%)
Puerto Rico Electric Power Authority
 Revenue Bonds
 Series 2002 (MBIA)
  07-01-17                           5.50         1,000,000(f)            1,116,480
-----------------------------------------------------------------------------------

HOUSING -- SINGLE FAMILY (1.9%)
New York Mortgage Agency
 Revenue Bonds
 Series 2002 A.M.T.
  04-01-32                           5.40         1,200,000               1,212,600
-----------------------------------------------------------------------------------

INDUSTRIAL-POLLUTION -- PCR (1.6%)
New York State Energy Research & Development
 Authority
 Revenue Bonds
 Series 2000-379 (MBIA)
  01-01-21                           5.50           990,000                 995,564
-----------------------------------------------------------------------------------

TOTAL MUNICIPAL BONDS HELD IN TRUST
(Cost: $5,830,682)                                                       $5,992,279
-----------------------------------------------------------------------------------

MUNICIPAL NOTES (2.5%)
                                                  Amount
                                  Effective     payable at
ISSUE(b,c,e)                        yield        maturity                  Value(a)
New York City Municipal Water Finance Authority
2nd Generation Resolution Revenue Bonds
V.R.D.N. Series 2005AA-2 (Dexia Credit Local)
  06-15-32                           3.90%       $1,400,000              $1,400,000
New York City Municipal Water Finance Authority
 Revenue Bonds
 V.R.D.N. Series 1994G (Depfa Bank) FGIC
  06-15-24                           3.99           200,000                 200,000
-----------------------------------------------------------------------------------

TOTAL MUNICIPAL NOTES
(Cost: $1,600,000)                                                       $1,600,000
-----------------------------------------------------------------------------------

TOTAL INVESTMENTS IN SECURITIES
(Cost: $66,408,079)(j)                                                  $67,002,401
===================================================================================

NOTES TO INVESTMENTS IN SECURITIES

(a) Securities are valued by using procedures described in Note 1 to the financial statements.

(b) The following abbreviations may be used in the portfolio security descriptions to identify the insurer of the issue:

ACA       --   ACA Financial Guaranty Corporation
AMBAC     --   Ambac Assurance Corporation
BIG       --   Bond Investors Guarantee
CGIC      --   Capital Guaranty Insurance Company
CIFG      --   IXIS Financial Guaranty
FGIC      --   Financial Guaranty Insurance Company
FHA       --   Federal Housing Authority
FNMA      --   Federal National Mortgage Association
FHLMC     --   Federal Home Loan Mortgage Corporation
FSA       --   Financial Security Assurance
GNMA      --   Government National Mortgage Association
MBIA      --   MBIA Insurance Corporation
XLCA      --   XL Capital Assurance

--------------------------------------------------------------------------------

 56 RIVERSOURCE STATE TAX-EXEMPT FUNDS -- 2007 ANNUAL REPORT

RiverSource New York Tax-Exempt Fund

(c)  The following abbreviations may be used in the portfolio descriptions:

               Alternative Minimum Tax -- At Aug. 31, 2007, the value of
               securities subject to alternative minimum tax represented
A.M.T.    --   10.9% of net assets.
B.A.N.    --   Bond Anticipation Note
C.P.      --   Commercial Paper
R.A.N.    --   Revenue Anticipation Note
T.A.N.    --   Tax Anticipation Note
T.R.A.N.  --   Tax & Revenue Anticipation Note
V.R.      --   Variable Rate
V.R.D.B.  --   Variable Rate Demand Bond
V.R.D.N.  --   Variable Rate Demand Note

(d) Represents a security sold under Rule 144A, which is exempt from registration under the Securities Act of 1933, as amended. This security has been determined to be liquid under guidelines established by the Fund's Board of Trustees. These securities may be resold in transactions exempt from registration, normally to qualified institutional buyers. At Aug. 31, 2007, the value of these securities amounted to $728,673 or 1.1% of net assets.

(e) The Fund is entitled to receive principal and interest from the party, if indicated in parentheses, after a day or a week's notice or upon maturity. The maturity date disclosed represents the final maturity. Interest rate varies to reflect current market conditions; rate shown is the effective rate on Aug. 31, 2007.

(f) Municipal obligations include debt obligations issued by or on behalf of states, territories, possessions, or sovereign nations within the territorial boundaries of the United States. The securities represented 7.9% of net assets at Aug. 31, 2007.

(g) Partially pledged as initial margin deposit on the following open interest rate futures contracts (see Note 5 to the financial statements):

TYPE OF SECURITY                                                     NOTIONAL AMOUNT
------------------------------------------------------------------------------------
SALE CONTRACTS
U.S. Treasury Note, Dec. 2007, 5-year                                  $4,700,000

(h)  Municipal Bonds Held in Trust -- See Note 1 to the financial statements.

(i) At Aug. 31, 2007, the cost of securities purchased, including interest purchased, on a when-issued and/or other forward-commitment basis was $492,450.

(j) At Aug. 31, 2007, the cost of securities for federal income tax purposes was $66,422,335 and the aggregate gross unrealized appreciation and depreciation based on that cost was:

Unrealized appreciation                                              $1,337,293
Unrealized depreciation                                                (757,227)
-------------------------------------------------------------------------------
Net unrealized appreciation                                            $580,066
-------------------------------------------------------------------------------

HOW TO FIND INFORMATION ABOUT THE FUND'S PORTFOLIO HOLDINGS
(i) The Fund files its complete schedule of portfolio holdings with the Securities and Exchange Commission (Commission) for the first and third quarters of each fiscal year on Form N-Q;

(ii) The Fund's Forms N-Q are available on the Commission's website at http://www.sec.gov;

(iii)The Fund's Forms N-Q may be reviewed and copied at the Commission's Public Reference Room in Washington, DC (information on the operations of the Public Reference Room may be obtained by calling 1-800-SEC-0330); and

(iv) The Fund's complete schedule of portfolio holdings, as disclosed in its annual and semiannual shareholder reports and in its filings on Form N-Q, can be found at riversource.com/funds.

--------------------------------------------------------------------------------

                    RIVERSOURCE STATE TAX-EXEMPT FUNDS -- 2007 ANNUAL REPORT  57

INVESTMENTS IN SECURITIES

RiverSource Ohio Tax-Exempt Fund
AUG. 31, 2007
(Percentages represent value of investments compared to net assets)

MUNICIPAL BONDS (94.9%)
NAME OF ISSUER
AND TITLE OF                       COUPON       PRINCIPAL
ISSUE(B,C)                          RATE          AMOUNT                   VALUE(A)

CITY (6.3%)
City of Cincinnati
 Prerefunded Unlimited General Obligation Bonds
 Series 2000
  12-01-16                           5.25%       $1,000,000              $1,048,090
City of Cleveland
 Limited General Obligation Refunding Bonds
 Series 2005 (AMBAC)
  10-01-23                           5.50           500,000                 556,750
City of Columbus
 Unlimited General Obligation Bonds
 Various Purpose
 Series 2006A
  12-15-20                           5.00           500,000                 527,295
Township of Anderson
 Limited General Obligation Bonds
 Series 2007
  12-01-18                           5.00           500,000                 531,260
                                                                    ---------------
Total                                                                     2,663,395
-----------------------------------------------------------------------------------

COLLEGE (15.7%)
Bowling Green State University
 Refunding Revenue Bonds
 Series 2005 (MBIA)
  06-01-15                           5.00           500,000                 535,370
Cleveland State University
 Revenue Bonds
 Series 2003A (FGIC)
  06-01-15                           5.00         1,000,000               1,053,910
Cleveland State University
 Revenue Bonds
 Series 2004 (FGIC)
  06-01-24                           5.25           500,000                 524,520
Miami University
 Refunding Revenue Bonds
 Series 2005 (AMBAC)
  09-01-23                           4.75           500,000                 508,310
Ohio State Higher Educational Facility Commission
 Unrefunded Revenue Bonds
 Oberlin
 Series 1999
  10-01-29                           5.00            85,000                  85,767
State of Ohio
 Revenue Bonds
 Case Western Reserve University Project
 Series 2006 (MBIA)
  12-01-21                           5.25           250,000                 270,910
State of Ohio
 Revenue Bonds
 Mount Union College Project
 Series 2006
  10-01-31                           5.00           500,000                 501,065

MUNICIPAL BONDS (CONTINUED)
NAME OF ISSUER
AND TITLE OF                       COUPON       PRINCIPAL
ISSUE(B,C)                          RATE          AMOUNT                   VALUE(A)
COLLEGE (CONT.)
State of Ohio
 Unlimited General Obligation Bonds
 Higher Education
 Series 2004B
  02-01-12                           5.00%         $500,000                $525,560
State of Ohio
 Unlimited General Obligation Bonds
 Higher Education
 Series 2005B
  05-01-23                           5.00           500,000                 516,990
University of Akron
 Revenue Bonds
 Series 2003A (AMBAC)
  01-01-22                           5.00         1,000,000               1,026,220
University of Cincinnati
 Revenue Bonds
 Series 2001A (FGIC)
  06-01-14                           5.50         1,000,000               1,068,079
                                                                    ---------------
Total                                                                     6,616,701
-----------------------------------------------------------------------------------

COUNTY (5.9%)
County of Cuyahoga
 Limited General Obligation Bonds
 Series 1993
  05-15-13                           5.60           395,000                 412,483
Summit County
 Limited General Obligation Bonds
 Series 2003
  12-01-18                           5.25         1,490,000               1,592,691
Warren County
 Limited General Obligation Bonds
 Series 1992
  12-01-12                           6.10           445,000                 468,171
                                                                    ---------------
Total                                                                     2,473,345
-----------------------------------------------------------------------------------

ELECTRIC (2.4%)
Ohio Municipal Electric Generation Agency
 Refunding Revenue Bonds
 Joint Venture 5
 Series 2004 (AMBAC)
  02-15-24                           4.75           750,000                 754,943
Puerto Rico Electric Power Authority
 Revenue Bonds
 Series 2007TT
  07-01-32                           5.00           250,000(d)              249,630
                                                                    ---------------
Total                                                                     1,004,573
-----------------------------------------------------------------------------------

HEALTH CARE -- HOSPITAL (11.0%)
County of Cuyahoga
 Refunding Revenue Bonds
 Series 2003A
  01-01-17                           6.00         1,000,000(e)            1,084,530

MUNICIPAL BONDS (CONTINUED)
NAME OF ISSUER
AND TITLE OF                       COUPON       PRINCIPAL
ISSUE(B,C)                          RATE          AMOUNT                   VALUE(A)
HEALTH CARE -- HOSPITAL (CONT.)
County of Erie
 Revenue Bonds
 Firelands Regional Medical Center
 Series 2002A
  08-15-32                           5.63%         $245,000                $250,508
County of Montgomery
 Revenue Bonds
 Catholic Health Initiatives
 Series 2004A
  05-01-30                           5.00           750,000                 750,795
  05-01-32                           5.00           500,000                 500,245
Franklin County
 Refunding Revenue Bonds
 OhioHealth Corporation
 Series 2003C
  05-15-24                           5.25         1,000,000               1,029,640
Franklin County
 Refunding Revenue Bonds
 Trinity Health Credit
 Series 2005A
  06-01-20                           5.00           500,000                 511,230
Miami County
 Improvement Refunding Revenue Bonds
 Upper Valley Medical Center
 Series 2006
  05-15-26                           5.25           500,000                 501,345
                                                                    ---------------
Total                                                                     4,628,293
-----------------------------------------------------------------------------------

HOUSING -- SINGLE FAMILY (4.6%)
Ohio Housing Finance Agency
 Revenue Bonds
 Mortgage-backed Securities Program
 Series 2007G (GNMA/FNMA) A.M.T.
  03-01-17                           4.75           500,000                 498,865
Ohio Housing Finance Agency
 Revenue Bonds
 Residential Mortgage-backed Securities
 Series 2006A (GNMA) A.M.T.
  09-01-26                           4.75           500,000                 478,870
  09-01-36                           4.90           500,000                 473,375
Ohio Housing Finance Agency
 Revenue Bonds
 Residential Mortgage-backed Securities
 Series 2006E (GNMA/FNMA) A.M.T.
  09-01-36                           5.00           500,000                 476,485
                                                                    ---------------
Total                                                                     1,927,595
-----------------------------------------------------------------------------------

INDUSTRIAL-POLLUTION -- PCR (2.4%)
Ohio Air Quality Development Authority
 Refunding Revenue Bonds
 Pollution Control -- Dayton Power
 Series 2005B (FGIC)
  01-01-34                           4.80         1,000,000                 989,610
-----------------------------------------------------------------------------------

See accompanying notes to investments in securities.
--------------------------------------------------------------------------------

 58 RIVERSOURCE STATE TAX-EXEMPT FUNDS -- 2007 ANNUAL REPORT

RiverSource Ohio Tax-Exempt Fund

MUNICIPAL BONDS (CONTINUED)
NAME OF ISSUER
AND TITLE OF                       COUPON       PRINCIPAL
ISSUE(B,C)                          RATE          AMOUNT                   VALUE(A)
'x

LEASE (2.5%)
Ohio State Building Authority
 Refunding Revenue Bonds
 State Facilities Adult Correctional
 Series 2001A (FSA)
  10-01-14                           5.50%       $1,000,000              $1,063,940
-----------------------------------------------------------------------------------

MISCELLANEOUS REVENUE (1.8%)
Ohio State Building Authority
 Revenue Bonds
 State Facilities Adult Correctional
 Series 2005A (FSA)
  04-01-22                           5.00           750,000                 775,763
-----------------------------------------------------------------------------------

SALES OR USE TAX (2.6%)
Puerto Rico Highway & Transportation Authority
 Refunding Revenue Bonds
 Series 2007N (AMBAC)
  07-01-30                           5.25           500,000(d)              543,365
Puerto Rico Highway & Transportation Authority
 Refunding Revenue Bonds
 Series 2007N (MBIA)
  07-01-32                           5.25           500,000(d)              543,095
                                                                    ---------------
Total                                                                     1,086,460
-----------------------------------------------------------------------------------

SCHOOL (19.2%)
Brookville Local School District
 Prerefunded Unlimited General Obligation Bonds
 Series 2003 (FSA)
  12-01-18                           5.25         1,000,000               1,080,960
Cincinnati City School District
 Limited General Obligation Bonds
 School Improvement
 Series 2002 (FSA)
  06-01-21                           5.25         1,000,000               1,048,850
Cincinnati City School District
 Unlimited General Obligation Refunding Bonds
 Classroom Construction & Improvement
 Series 2006 (FGIC)
  12-01-25                           5.25           500,000                 542,375
Columbus City School District
 Prerefunded Unlimited General Obligation Bonds
 School Facilities Construction & Improvement
 Series 2004 (FSA)
  12-01-29                           5.25           500,000                 544,485
Columbus City School District
 Unlimited General Obligation Bonds
 School Facilities Construction & Improvement
 Series 2003 (FGIC)
  12-01-11                           5.00         1,000,000               1,050,910
Dayton City School District
 Unlimited General Obligation Bonds
 School Facilities Construction & Improvement
 Series 2003A (FGIC)
  12-01-27                           5.00         1,250,000               1,279,312
  12-01-31                           5.00         1,000,000               1,018,390
Kenston Local School District
 Unlimited General Obligation Bonds
 School Improvement
 Series 2003 (MBIA)
  12-01-16                           5.00         1,000,000               1,050,240

MUNICIPAL BONDS (CONTINUED)
NAME OF ISSUER
AND TITLE OF                       COUPON       PRINCIPAL
ISSUE(B,C)                          RATE          AMOUNT                   VALUE(A)
SCHOOL (CONT.)
Port of Greater Cincinnati Development Authority
 Revenue Bonds
 Sisters of Mercy
 Series 2006
  10-01-25                           5.00%         $500,000                $485,505
                                                                    ---------------
Total                                                                     8,101,027
-----------------------------------------------------------------------------------

SPECIAL DISTRICT -- OTHER (1.3%)
Puerto Rico Highway & Transportation Authority
 Prerefunded Revenue Bonds
 Series 2004J
  07-01-43                           5.13           500,000(d)              540,080
-----------------------------------------------------------------------------------

SPECIAL DISTRICT -- SPECIAL TAX (1.1%)
Puerto Rico Infrastructure Financing Authority
 Refunding Special Tax Bonds
 Series 2005C (AMBAC)
  07-01-23                           5.50           400,000(d)              448,772
-----------------------------------------------------------------------------------

STATE (14.3%)
Commonwealth of Puerto Rico
 Unlimited General Obligation Public
 Improvement Bonds
 Series 2006A
  07-01-27                           5.25           250,000(d)              256,187
State of Ohio
 Unlimited General Obligation Bonds
 Common Schools Capital Facilities
 Series 2001A
  06-15-13                           5.00         1,500,000               1,546,544
State of Ohio
 Unlimited General Obligation Bonds
 Common Schools Capital Facilities
 Series 2001B
  09-15-20                           5.00         1,000,000               1,031,970
State of Ohio
 Unlimited General Obligation Bonds
 Conservation Projects
 Series 2005A
  03-01-20                           5.00           500,000                 518,185
State of Ohio
 Unlimited General Obligation Bonds
 Higher Education
 Series 2002A
  08-01-18                           5.38           500,000                 527,290
State of Ohio
 Unlimited General Obligation Bonds
 Highway Capital Improvements
 Series 2002G
  05-01-12                           5.25           750,000                 797,940
State of Ohio
 Unlimited General Obligation Bonds
 Infrastructure Improvement
 Series 2005A
  09-01-21                           5.00           500,000                 520,255
State of Ohio
 Unlimited General Obligation Bonds
 Series 2006D
  09-15-16                           5.00           750,000                 804,593
                                                                    ---------------
Total                                                                     6,002,964
-----------------------------------------------------------------------------------

MUNICIPAL BONDS (CONTINUED)
NAME OF ISSUER
AND TITLE OF                       COUPON       PRINCIPAL
ISSUE(B,C)                          RATE          AMOUNT                   VALUE(A)

TOLL ROAD (0.7%)
Puerto Rico Highway & Transportation Authority
 Revenue Bonds
 Series 1996Y
  07-01-13                           6.25%         $250,000(d)             $277,573
-----------------------------------------------------------------------------------

WATER & SEWER (3.1%)
Northeast Regional Sewer District
 Improvement Revenue Bonds
 Series 2007 (MBIA)
  11-15-25                           4.75           750,000                 758,085
Ohio State Water Development Authority
 Refunding Revenue Bonds
 Series 2003
  06-01-15                           5.25           500,000                 543,990
                                                                    ---------------
Total                                                                     1,302,075
-----------------------------------------------------------------------------------

TOTAL MUNICIPAL BONDS
(Cost: $40,075,887)                                                     $39,902,166
-----------------------------------------------------------------------------------

MUNICIPAL BONDS HELD IN TRUST (1.3%)(F)
NAME OF ISSUER
AND TITLE OF                       COUPON       PRINCIPAL
ISSUE(B,C)                          RATE          AMOUNT                   VALUE(A)

ELECTRIC
Puerto Rico Electric Power Authority
 Revenue Bonds
 Series 2002 (MBIA)
  07-01-17                           5.50%         $500,000(d)             $558,240
-----------------------------------------------------------------------------------

TOTAL MUNICIPAL BONDS HELD IN TRUST
(Cost: $559,013)                                                           $558,240
-----------------------------------------------------------------------------------

MUNICIPAL NOTES (0.5%)
                                                  Amount
                                  Effective     payable at
ISSUE(b,c,g)                        yield        maturity                  Value(a)
Ohio Air Quality Development Authority
Revenue Bonds
Pollution Control Ohio Edison
V.R.D.N. Series 2000C (Wachovia Bank)
  06-01-23                           4.00%         $200,000                $200,000
-----------------------------------------------------------------------------------

TOTAL MUNICIPAL NOTES
(Cost: $200,000)                                                           $200,000
-----------------------------------------------------------------------------------

TOTAL INVESTMENTS IN SECURITIES
(Cost: $40,834,900)(h)                                                  $40,660,406
-----------------------------------------------------------------------------------

                            See accompanying notes to investments in securities.
--------------------------------------------------------------------------------

                    RIVERSOURCE STATE TAX-EXEMPT FUNDS -- 2007 ANNUAL REPORT  59

RiverSource Ohio Tax-Exempt Fund

NOTES TO INVESTMENTS IN SECURITIES
(a) Securities are valued by using procedures described in Note 1 to the financial statements.

(b) The following abbreviations may be used in the portfolio security descriptions to identify the insurer of the issue:

ACA        --  ACA Financial Guaranty Corporation
AMBAC      --  Ambac Assurance Corporation
BIG        --  Bond Investors Guarantee
CGIC       --  Capital Guaranty Insurance Company
CIFG       --  IXIS Financial Guaranty
FGIC       --  Financial Guaranty Insurance Company
FHA        --  Federal Housing Authority
FNMA       --  Federal National Mortgage Association
FHLMC      --  Federal Home Loan Mortgage Corporation
FSA        --  Financial Security Assurance
GNMA       --  Government National Mortgage Association
MBIA       --  MBIA Insurance Corporation
XLCA       --  XL Capital Assurance

(c)  The following abbreviations may be used in the portfolio descriptions:

               Alternative Minimum Tax -- At Aug. 31, 2007, the value of
               securities subject to alternative minimum tax represented
A.M.T.     --  4.6% of net assets
B.A.N.     --  Bond Anticipation Note
C.P.       --  Commercial Paper
R.A.N.     --  Revenue Anticipation Note
T.A.N.     --  Tax Anticipation Note
T.R.A.N.   --  Tax & Revenue Anticipation Note
V.R.       --  Variable Rate
V.R.D.B.   --  Variable Rate Demand Bond
V.R.D.N.   --  Variable Rate Demand Note

(d) Municipal obligations include debt obligations issued by or on behalf of states, territories, possessions, or sovereign nations within the territorial boundaries of the United States. The securities represented 8.1% of net assets at Aug. 31, 2007.

(e) Partially pledged as initial margin deposit on the following open interest rate futures contracts (see Note 5 to the financial statements):

TYPE OF SECURITY                                                     NOTIONAL AMOUNT
------------------------------------------------------------------------------------
SALE CONTRACTS
U.S. Treasury Note, Dec. 2007, 5-year                                  $3,200,000

(f)  Municipal Bonds Held in Trust -- See Note 1 to the financial statements.

(g) The Fund is entitled to receive principal and interest from the party, if indicated in parentheses, after a day or a week's notice or upon maturity. The maturity date disclosed represents the final maturity. Interest rate varies to reflect current market conditions; rate shown is the effective rate on Aug. 31, 2007.

(h) At Aug. 31, 2007, the cost of securities for federal income tax purposes was $40,851,176 and the aggregate gross unrealized appreciation and depreciation based on that cost was:

Unrealized appreciation                                               $288,316
Unrealized depreciation                                               (479,086)
------------------------------------------------------------------------------
Net unrealized depreciation                                          $(190,770)
------------------------------------------------------------------------------

HOW TO FIND INFORMATION ABOUT THE FUND'S PORTFOLIO HOLDINGS

(i) The Fund files its complete schedule of portfolio holdings with the Securities and Exchange Commission (Commission) for the first and third quarters of each fiscal year on Form N-Q;

(ii) The Fund's Forms N-Q are available on the Commission's website at http://www.sec.gov;

(iii)The Fund's Forms N-Q may be reviewed and copied at the Commission's Public Reference Room in Washington, DC (information on the operations of the Public Reference Room may be obtained by calling 1-800-SEC-0330); and

(iv) The Fund's complete schedule of portfolio holdings, as disclosed in its annual and semiannual shareholder reports and in its filings on Form N-Q, can be found at riversource.com/funds.

--------------------------------------------------------------------------------

 60 RIVERSOURCE STATE TAX-EXEMPT FUNDS -- 2007 ANNUAL REPORT

FINANCIAL STATEMENTS

STATEMENTS OF ASSETS AND LIABILITIES
AUG. 31, 2007

                                                                                RIVERSOURCE      RIVERSOURCE     RIVERSOURCE
                                                                                 CALIFORNIA     MASSACHUSETTS     MICHIGAN
                                                                                 TAX-EXEMPT      TAX-EXEMPT      TAX-EXEMPT
                                                                                    FUND            FUND            FUND
ASSETS
Investments in securities, at value (Note 1)
   (identified cost $171,687,830, $47,240,238 and
   $40,101,679)                                                                 $173,219,511     $47,614,288     $40,579,447
Cash in bank on demand deposit                                                        71,232          60,733          27,511
Capital shares receivable                                                          1,105,824          70,577           1,030
Accrued interest receivable                                                        2,107,007         475,871         558,214
Receivable for investment securities sold                                             62,775              --          26,000
Unrealized appreciation on swap transactions, at value (Note
   6)                                                                                 61,758          17,498          14,410
Variation margin receivable                                                           29,616           9,562           7,969
----------------------------------------------------------------------------------------------------------------------------
Total assets                                                                     176,657,723      48,248,529      41,214,581
----------------------------------------------------------------------------------------------------------------------------
LIABILITIES
Dividends payable to shareholders                                                    128,715          33,607          28,184
Capital shares payable                                                               275,433          16,058          14,230
Payable for investment securities purchased                                        3,969,074         567,382       1,002,333
Short-term floating rate notes outstanding (Note 1)                                       --         500,000         250,000
Accrued investment management services fee                                             1,922             528             447
Accrued distribution fee                                                              37,065          10,486           8,893
Accrued transfer agency fee                                                              191              36              67
Accrued administrative services fee                                                      328              90              76
Other accrued expenses                                                                50,403          43,559          53,635
----------------------------------------------------------------------------------------------------------------------------
Total liabilities                                                                  4,463,131       1,171,746       1,357,865
----------------------------------------------------------------------------------------------------------------------------
Net assets applicable to outstanding shares                                     $172,194,592     $47,076,783     $39,856,716
============================================================================================================================
REPRESENTED BY
Shares of beneficial interest -- $.01 par value (Note 1)                        $    342,169     $    90,416     $    77,131
Additional paid-in capital                                                       169,358,432      46,821,050      39,300,314
Undistributed (excess of distributions over) net investment
   income                                                                             35,481           2,174             (10)
Accumulated net realized gain (loss) (Note 8)                                        896,188        (218,992)         (5,291)
Unrealized appreciation (depreciation) on investments (Notes
   5 and 6)                                                                        1,562,322         382,135         484,572
----------------------------------------------------------------------------------------------------------------------------
Total -- representing net assets applicable to outstanding
   shares                                                                       $172,194,592     $47,076,783     $39,856,716
============================================================================================================================
Net assets applicable to outstanding shares:                  Class A           $164,203,362     $40,717,606     $37,592,746
                                                              Class B           $  6,098,994     $ 5,814,908     $ 1,227,309
                                                              Class C           $  1,892,236     $   544,269     $ 1,036,661
Outstanding shares of beneficial interest:                    Class A shares      32,628,583       7,820,119       7,275,112
                                                              Class B shares       1,212,728       1,116,878         237,390
                                                              Class C shares         375,541         104,584         200,598
Net asset value per share:                                    Class A(1)        $       5.03     $      5.21     $      5.17
                                                              Class B           $       5.03     $      5.21     $      5.17
                                                              Class C           $       5.04     $      5.20     $      5.17
----------------------------------------------------------------------------------------------------------------------------

(1) The maximum offering price per share for Class A for RiverSource California Tax-Exempt Fund, RiverSource Massachusetts Tax-Exempt Fund and RiverSource Michigan Tax-Exempt Fund is $5.28, $5.47 and $5.43, respectively. The offering price is calculated by dividing the net asset value by 1.0 minus the maximum sales charge of 4.75%.

See accompanying notes to financial statements.

--------------------------------------------------------------------------------

                    RIVERSOURCE STATE TAX-EXEMPT FUNDS -- 2007 ANNUAL REPORT  61

STATEMENTS OF ASSETS AND LIABILITIES
AUG. 31, 2007

                                                                                RIVERSOURCE     RIVERSOURCE    RIVERSOURCE
                                                                                 MINNESOTA       NEW YORK         OHIO
                                                                                 TAX-EXEMPT     TAX-EXEMPT     TAX-EXEMPT
                                                                                    FUND           FUND           FUND
ASSETS
Investments in securities, at value (Note 1)
   (identified cost $327,272,738, $66,408,079 and
   $40,834,900)                                                                 $330,967,953    $67,002,401    $40,660,406
Cash in bank on demand deposit                                                        13,316         45,060      1,127,144
Capital shares receivable                                                            107,430          7,294         19,902
Accrued interest receivable                                                        3,387,853        779,781        556,840
Receivable for investment securities sold                                             58,702         55,351          6,136
Unrealized appreciation on swap transactions, at value (Note
   6)                                                                                114,253         23,674         15,440
Variation margin receivable                                                               --         12,484             --
--------------------------------------------------------------------------------------------------------------------------
Total assets                                                                     334,649,507     67,926,045     42,385,868
--------------------------------------------------------------------------------------------------------------------------
LIABILITIES
Dividends payable to shareholders                                                    221,534         46,725         26,429
Capital shares payable                                                               254,576          7,777          1,628
Payable for investment securities purchased                                        2,718,450        492,450             --
Short-term floating rate notes outstanding (Note 1)                               16,810,000      3,630,000        250,000
Accrued investment management services fee                                             3,489            715            472
Accrued distribution fee                                                              69,658         14,176          9,330
Accrued transfer agency fee                                                              469             18             77
Accrued administrative services fee                                                      603            122             81
Other accrued expenses                                                                66,997         43,213         41,699
--------------------------------------------------------------------------------------------------------------------------
Total liabilities                                                                 20,145,776      4,235,196        329,716
--------------------------------------------------------------------------------------------------------------------------
Net assets applicable to outstanding shares                                     $314,503,731    $63,690,849    $42,056,152
==========================================================================================================================
REPRESENTED BY
Shares of beneficial interest -- $.01 par value (Note 1)                        $    611,302    $   129,319    $    81,529
Additional paid-in capital                                                       312,602,963     62,937,363     42,122,847
Undistributed (excess of distributions over) net investment
   income                                                                            241,569         13,646            (13)
Accumulated net realized gain (loss) (Note 8)                                     (2,703,602)         4,729         18,611
Unrealized appreciation (depreciation) on investments (Notes
   5 and 6)                                                                        3,751,499        605,792       (166,822)
--------------------------------------------------------------------------------------------------------------------------
Total -- representing net assets applicable to outstanding
   shares                                                                       $314,503,731    $63,690,849    $42,056,152
==========================================================================================================================
Net assets applicable to outstanding shares:                  Class A           $287,817,910    $58,346,141    $37,930,078
                                                              Class B           $ 19,653,652    $ 4,552,447    $ 3,179,195
                                                              Class C           $  7,032,169    $   792,261    $   946,879
Outstanding shares of beneficial interest:                    Class A shares      55,944,378     11,846,759      7,353,281
                                                              Class B shares       3,819,066        924,299        616,144
                                                              Class C shares       1,366,714        160,882        183,489
Net asset value per share:                                    Class A(1)        $       5.14    $      4.93    $      5.16
                                                              Class B           $       5.15    $      4.93    $      5.16
                                                              Class C           $       5.15    $      4.92    $      5.16
--------------------------------------------------------------------------------------------------------------------------

(1) The maximum offering price per share for Class A for RiverSource Minnesota Tax-Exempt Fund, RiverSource New York Tax-Exempt Fund and RiverSource Ohio Tax-Exempt Fund is $5.40, $5.18 and $5.42, respectively. The offering price is calculated by dividing the net asset value by 1.0 minus the maximum sales charge of 4.75%.

See accompanying notes to financial statements.

--------------------------------------------------------------------------------

 62 RIVERSOURCE STATE TAX-EXEMPT FUNDS -- 2007 ANNUAL REPORT

STATEMENTS OF OPERATIONS

                                                              RIVERSOURCE     RIVERSOURCE     RIVERSOURCE
                                                              CALIFORNIA     MASSACHUSETTS     MICHIGAN
                                                              TAX-EXEMPT      TAX-EXEMPT      TAX-EXEMPT
YEAR ENDED AUG. 31, 2007                                         FUND            FUND            FUND
INVESTMENT INCOME
Income:
Interest (Note 1)                                             $ 8,175,241     $ 2,364,669     $1,993,799
---------------------------------------------------------------------------------------------------------
Expenses (Note 2):
Investment management services fee                                717,999         220,140        186,717
Distribution fee
   Class A                                                        412,060         113,078        105,247
   Class B                                                         82,230          78,218         21,951
   Class C                                                         20,739           6,386         12,458
Transfer agency fee
   Class A                                                         69,694          32,444         25,635
   Class B                                                          3,841           6,013          1,493
   Class C                                                            999             503            839
Administrative services fees                                      122,586          37,586         31,880
Interest and fee expense (Note 1)                                   9,154          19,612          9,737
Compensation of board members                                       3,267           1,019            876
Custodian fees                                                     15,608          13,080         12,479
Printing and postage                                               59,831          17,653         14,990
Registration fees                                                  37,700          32,746         36,010
Professional fees                                                  47,950          50,809         51,472
Other                                                               5,437           3,554          3,076
---------------------------------------------------------------------------------------------------------
Total expenses                                                  1,609,095         632,841        514,860
   Expenses waived/reimbursed by the Investment
   Manager and its affiliates (Note 2)                           (138,768)       (125,157)      (119,310)
---------------------------------------------------------------------------------------------------------
                                                                1,470,327         507,684        395,550
   Earnings and bank fee credits on cash balances (Note 2)        (19,325)         (7,869)        (6,131)
---------------------------------------------------------------------------------------------------------
Total net expenses                                              1,451,002         499,815        389,419
---------------------------------------------------------------------------------------------------------
Investment income (loss) -- net                                 6,724,239       1,864,854      1,604,380
---------------------------------------------------------------------------------------------------------
REALIZED AND UNREALIZED GAIN (LOSS) -- NET
Net realized gain (loss) on:
   Security transactions (Note 3)                               1,094,691         (12,091)        81,971
   Futures contracts                                               83,046          16,111         17,123
---------------------------------------------------------------------------------------------------------
Net realized gain (loss) on investments                         1,177,737           4,020         99,094
Net change in unrealized appreciation (depreciation) on
   investments                                                 (5,475,259)     (1,139,757)      (824,281)
---------------------------------------------------------------------------------------------------------
Net gain (loss) on investments                                 (4,297,522)     (1,135,737)      (725,187)
---------------------------------------------------------------------------------------------------------
Net increase (decrease) in net assets resulting from
   operations                                                 $ 2,426,717     $   729,117     $  879,193
=========================================================================================================

See accompanying notes to financial statements.

--------------------------------------------------------------------------------

                    RIVERSOURCE STATE TAX-EXEMPT FUNDS -- 2007 ANNUAL REPORT  63

STATEMENTS OF OPERATIONS

                                                              RIVERSOURCE    RIVERSOURCE    RIVERSOURCE
                                                               MINNESOTA      NEW YORK         OHIO
                                                              TAX-EXEMPT     TAX-EXEMPT     TAX-EXEMPT
YEAR ENDED AUG. 31, 2007                                         FUND           FUND           FUND
INVESTMENT INCOME
Income:
Interest (Note 1)                                             $15,657,602    $ 3,272,206    $1,946,752
-------------------------------------------------------------------------------------------------------
Expenses (Note 2):
Investment management services fee                              1,351,439        279,438       187,674
Distribution fee
   Class A                                                        751,419        153,046       100,075
   Class B                                                        265,289         59,859        44,993
   Class C                                                         76,915          9,503        12,438
Transfer agency fee
   Class A                                                        161,893         37,537        26,597
   Class B                                                         15,450          3,965         3,195
   Class C                                                          4,480            650           901
Administrative services fees                                      234,353         47,710        32,042
Interest and fee expense (Note 1)                                 658,791        142,144         9,737
Compensation of board members                                       6,223          1,285           886
Custodian fees                                                     30,117         14,098        11,129
Printing and postage                                              115,058         21,116        14,744
Registration fees                                                  32,880         32,490        33,085
Professional fees                                                  55,378         50,261        51,589
Other                                                                 756          3,313         2,733
-------------------------------------------------------------------------------------------------------
Total expenses                                                  3,760,441        856,415       531,818
   Expenses waived/reimbursed by the Investment
   Manager and its affiliates (Note 2)                           (198,666)      (123,461)     (117,113)
-------------------------------------------------------------------------------------------------------
                                                                3,561,775        732,954       414,705
   Earnings and bank fee credits on cash balances (Note 2)        (23,755)        (7,147)       (5,404)
-------------------------------------------------------------------------------------------------------
Total net expenses                                              3,538,020        725,807       409,301
-------------------------------------------------------------------------------------------------------
Investment income (loss) -- net                                12,119,582      2,546,399     1,537,451
-------------------------------------------------------------------------------------------------------
REALIZED AND UNREALIZED GAIN (LOSS) -- NET
Net realized gain (loss) on:
   Security transactions (Note 3)                                (349,018)       146,809        96,819
   Futures contracts                                               93,110         21,096        13,453
-------------------------------------------------------------------------------------------------------
Net realized gain (loss) on investments                          (255,908)       167,905       110,272
Net change in unrealized appreciation (depreciation) on
   investments                                                 (7,598,634)    (1,748,799)     (976,243)
-------------------------------------------------------------------------------------------------------
Net gain (loss) on investments                                 (7,854,542)    (1,580,894)     (865,971)
-------------------------------------------------------------------------------------------------------
Net increase (decrease) in net assets resulting from
   operations                                                 $ 4,265,040    $   965,505    $  671,480
=======================================================================================================

See accompanying notes to financial statements.

--------------------------------------------------------------------------------

 64 RIVERSOURCE STATE TAX-EXEMPT FUNDS -- 2007 ANNUAL REPORT

STATEMENTS OF CHANGES IN NET ASSETS

                                                                                 RIVERSOURCE
                                                                          CALIFORNIA TAX-EXEMPT FUND
                                                               YEAR ENDED        PERIOD ENDED       YEAR ENDED
                                                              AUG. 31, 2007    AUG. 31, 2006(A)    JUNE 30, 2006
OPERATIONS AND DISTRIBUTIONS
Investment income (loss) -- net                               $  6,724,239       $  1,171,197      $  7,101,069
Net realized gain (loss) on investments                          1,177,737            119,023           197,128
Net change in unrealized appreciation (depreciation) on
   investments                                                  (5,475,259)         3,438,131        (5,679,188)
----------------------------------------------------------------------------------------------------------------
Net increase (decrease) in net assets resulting from
   operations                                                    2,426,717          4,728,351         1,619,009
----------------------------------------------------------------------------------------------------------------
Distributions to shareholders from:
   Net investment income
      Class A                                                   (6,398,570)        (1,111,403)       (6,678,350)
      Class B                                                     (256,028)           (47,396)         (365,234)
      Class C                                                      (64,777)           (11,212)          (75,848)
   Net realized gain
      Class A                                                      (20,710)                --        (2,060,962)
      Class B                                                       (1,083)                --          (141,135)
      Class C                                                         (266)                --           (28,036)
----------------------------------------------------------------------------------------------------------------
Total distributions                                             (6,741,434)        (1,170,011)       (9,349,565)
----------------------------------------------------------------------------------------------------------------
SHARE TRANSACTIONS (NOTE 4)
Proceeds from sales
   Class A shares (Note 2)                                      22,983,104          3,629,083        20,891,751
   Class B shares                                                  623,385            143,769         1,055,877
   Class C shares                                                  273,162             56,836           491,178
Reinvestment of distributions at net asset value
   Class A shares                                                4,522,917            799,255         6,405,081
   Class B shares                                                  216,468             40,099           436,470
   Class C shares                                                   61,001             10,802            97,101
Payments for redemptions
   Class A shares                                              (29,519,324)        (8,060,501)      (39,268,742)
   Class B shares (Note 2)                                      (3,319,777)        (2,227,223)       (6,518,006)
   Class C shares (Note 2)                                        (569,804)           (78,651)       (1,394,220)
----------------------------------------------------------------------------------------------------------------
Increase (decrease) in net assets from share transactions       (4,728,868)        (5,686,531)      (17,803,510)
----------------------------------------------------------------------------------------------------------------
Total increase (decrease) in net assets                         (9,043,585)        (2,128,191)      (25,534,066)
Net assets at beginning of period                              181,238,177        183,366,368       208,900,434
----------------------------------------------------------------------------------------------------------------
Net assets at end of period                                   $172,194,592       $181,238,177      $183,366,368
================================================================================================================
Undistributed net investment income                           $     35,481       $     30,617      $     29,431
----------------------------------------------------------------------------------------------------------------

(a)  For the period from July 1, 2006 to Aug. 31, 2006.

See accompanying notes to financial statements.

--------------------------------------------------------------------------------

                    RIVERSOURCE STATE TAX-EXEMPT FUNDS -- 2007 ANNUAL REPORT  65

STATEMENTS OF CHANGES IN NET ASSETS

                                                                                 RIVERSOURCE
                                                                        MASSACHUSETTS TAX-EXEMPT FUND
                                                               YEAR ENDED        PERIOD ENDED       YEAR ENDED
                                                              AUG. 31, 2007    AUG. 31, 2006(A)    JUNE 30, 2006
OPERATIONS AND DISTRIBUTIONS
Investment income (loss) -- net                               $  1,864,854       $   340,877       $  2,173,401
Net realized gain (loss) on investments                              4,020           (55,573)            86,144
Net change in unrealized appreciation (depreciation) on
   investments                                                  (1,139,757)        1,311,823         (2,607,074)
----------------------------------------------------------------------------------------------------------------
Net increase (decrease) in net assets resulting from
   operations                                                      729,117         1,597,127           (347,529)
----------------------------------------------------------------------------------------------------------------
Distributions to shareholders from:
   Net investment income
      Class A                                                   (1,625,610)         (289,620)        (1,851,979)
      Class B                                                     (221,146)          (47,646)          (387,693)
      Class C                                                      (18,068)           (3,799)           (31,553)
   Net realized gain
      Class A                                                         (802)               --           (260,911)
      Class B                                                         (142)               --            (70,980)
      Class C                                                          (12)               --             (6,115)
----------------------------------------------------------------------------------------------------------------
Total distributions                                             (1,865,780)         (341,065)        (2,609,231)
----------------------------------------------------------------------------------------------------------------
SHARE TRANSACTIONS (NOTE 4)
Proceeds from sales
   Class A shares (Note 2)                                       4,762,764         1,907,931          6,460,310
   Class B shares                                                  259,730            53,468            849,949
   Class C shares                                                   38,525            17,855            151,990
Reinvestment of distributions at net asset value
   Class A shares                                                1,298,193           236,232          1,715,619
   Class B shares                                                  165,683            36,650            357,931
   Class C shares                                                   16,834             3,546             34,168
Payments for redemptions
   Class A shares                                              (13,148,164)       (2,110,518)       (14,249,579)
   Class B shares (Note 2)                                      (3,522,293)       (2,732,774)        (6,616,572)
   Class C shares (Note 2)                                        (296,656)          (57,449)          (687,929)
----------------------------------------------------------------------------------------------------------------
Increase (decrease) in net assets from share transactions      (10,425,384)       (2,645,059)       (11,984,113)
----------------------------------------------------------------------------------------------------------------
Total increase (decrease) in net assets                        (11,562,047)       (1,388,997)       (14,940,873)
Net assets at beginning of period                               58,638,830        60,027,827         74,968,700
----------------------------------------------------------------------------------------------------------------
Net assets at end of period                                   $ 47,076,783       $58,638,830       $ 60,027,827
================================================================================================================
Undistributed net investment income                           $      2,174       $     2,144       $      2,332
----------------------------------------------------------------------------------------------------------------

(a)  For the period from July 1, 2006 to Aug. 31, 2006.

See accompanying notes to financial statements.

--------------------------------------------------------------------------------

 66 RIVERSOURCE STATE TAX-EXEMPT FUNDS -- 2007 ANNUAL REPORT

STATEMENTS OF CHANGES IN NET ASSETS

                                                                                 RIVERSOURCE
                                                                           MICHIGAN TAX-EXEMPT FUND
                                                               YEAR ENDED        PERIOD ENDED       YEAR ENDED
                                                              AUG. 31, 2007    AUG. 31, 2006(A)    JUNE 30, 2006
OPERATIONS AND DISTRIBUTIONS
Investment income (loss) -- net                               $  1,604,380       $   285,193       $  1,836,205
Net realized gain (loss) on investments                             99,094           (47,503)           258,505
Net change in unrealized appreciation (depreciation) on
   investments                                                    (824,281)        1,016,039         (1,886,447)
----------------------------------------------------------------------------------------------------------------
Net increase (decrease) in net assets resulting from
   operations                                                      879,193         1,253,729            208,263
----------------------------------------------------------------------------------------------------------------
Distributions to shareholders from:
   Net investment income
      Class A                                                   (1,507,576)         (265,857)        (1,683,666)
      Class B                                                      (61,512)          (13,020)          (110,672)
      Class C                                                      (35,143)           (6,475)           (47,318)
   Net realized gain
      Class A                                                         (993)               --           (405,309)
      Class B                                                          (55)               --            (33,837)
      Class C                                                          (31)               --            (15,842)
----------------------------------------------------------------------------------------------------------------
Total distributions                                             (1,605,310)         (285,352)        (2,296,644)
----------------------------------------------------------------------------------------------------------------
SHARE TRANSACTIONS (NOTE 4)
Proceeds from sales
   Class A shares (Note 2)                                       4,036,211           650,935          5,292,299
   Class B shares                                                   40,927            10,393            131,671
   Class C shares                                                  146,517            26,971            524,009
Reinvestment of distributions at net asset value
   Class A shares                                                1,198,092           219,921          1,671,150
   Class B shares                                                   46,495             9,697            101,482
   Class C shares                                                   30,151             5,742             55,784
Payments for redemptions
   Class A shares                                              (12,675,720)       (1,196,107)       (13,226,236)
   Class B shares (Note 2)                                      (1,475,958)         (722,774)        (2,254,715)
   Class C shares (Note 2)                                        (537,047)         (132,316)          (866,833)
----------------------------------------------------------------------------------------------------------------
Increase (decrease) in net assets from share transactions       (9,190,332)       (1,127,538)        (8,571,389)
----------------------------------------------------------------------------------------------------------------
Total increase (decrease) in net assets                         (9,916,449)         (159,161)       (10,659,770)
Net assets at beginning of period                               49,773,165        49,932,326         60,592,096
----------------------------------------------------------------------------------------------------------------
Net assets at end of period                                   $ 39,856,716       $49,773,165       $ 49,932,326
================================================================================================================

(a)  For the period from July 1, 2006 to Aug. 31, 2006.

See accompanying notes to financial statements.

--------------------------------------------------------------------------------

                    RIVERSOURCE STATE TAX-EXEMPT FUNDS -- 2007 ANNUAL REPORT  67

STATEMENTS OF CHANGES IN NET ASSETS

                                                                                 RIVERSOURCE
                                                                          MINNESOTA TAX-EXEMPT FUND
                                                               YEAR ENDED        PERIOD ENDED       YEAR ENDED
                                                              AUG. 31, 2007    AUG. 31, 2006(A)    JUNE 30, 2006
OPERATIONS AND DISTRIBUTIONS
Investment income (loss) -- net                               $ 12,119,582       $  2,059,584      $ 12,828,397
Net realized gain (loss) on investments                           (255,908)          (243,465)       (2,113,997)
Net change in unrealized appreciation (depreciation) on
   investments                                                  (7,598,634)         6,880,299       (10,149,663)
----------------------------------------------------------------------------------------------------------------
Net increase (decrease) in net assets resulting from
   operations                                                    4,265,040          8,696,418           564,737
----------------------------------------------------------------------------------------------------------------
Distributions to shareholders from:
   Net investment income
      Class A                                                  (11,270,181)        (1,869,249)      (11,469,702)
      Class B                                                     (791,703)          (146,952)       (1,122,358)
      Class C                                                     (230,272)           (38,972)         (236,496)
   Net realized gain
      Class A                                                           --                 --          (630,199)
      Class B                                                           --                 --           (79,986)
      Class C                                                           --                 --           (16,239)
----------------------------------------------------------------------------------------------------------------
Total distributions                                            (12,292,156)        (2,055,173)      (13,554,980)
----------------------------------------------------------------------------------------------------------------
SHARE TRANSACTIONS (NOTE 4)
Proceeds from sales
   Class A shares (Note 2)                                      32,528,076          6,491,810        28,475,102
   Class B shares                                                1,039,072            117,193         1,638,107
   Class C shares                                                  995,410             79,478         1,632,443
Reinvestment of distributions at net asset value
   Class A shares                                                9,097,879          1,552,821         9,873,223
   Class B shares                                                  680,057            126,055         1,007,721
   Class C shares                                                  202,223             35,357           221,889
Payments for redemptions
   Class A shares                                              (55,109,296)        (8,600,320)      (65,255,595)
   Class B shares (Note 2)                                     (10,945,982)        (5,711,230)      (15,531,202)
   Class C shares (Note 2)                                      (2,138,810)          (324,412)       (2,355,251)
----------------------------------------------------------------------------------------------------------------
Increase (decrease) in net assets from share transactions      (23,651,371)        (6,233,248)      (40,293,563)
----------------------------------------------------------------------------------------------------------------
Total increase (decrease) in net assets                        (31,678,487)           407,997       (53,283,806)
Net assets at beginning of period                              346,182,218        345,774,221       399,058,027
----------------------------------------------------------------------------------------------------------------
Net assets at end of period                                   $314,503,731       $346,182,218      $345,774,221
================================================================================================================
Undistributed net investment income                           $    241,569       $    414,143      $    409,732
----------------------------------------------------------------------------------------------------------------

(a)  For the period from July 1, 2006 to Aug. 31, 2006.

See accompanying notes to financial statements.

--------------------------------------------------------------------------------

 68 RIVERSOURCE STATE TAX-EXEMPT FUNDS -- 2007 ANNUAL REPORT

STATEMENTS OF CHANGES IN NET ASSETS

                                                                                 RIVERSOURCE
                                                                           NEW YORK TAX-EXEMPT FUND
                                                               YEAR ENDED        PERIOD ENDED       YEAR ENDED
                                                              AUG. 31, 2007    AUG. 31, 2006(A)    JUNE 30, 2006
OPERATIONS AND DISTRIBUTIONS
Investment income (loss) -- net                               $  2,546,399       $   445,066       $  2,853,705
Net realized gain (loss) on investments                            167,905           (72,539)           527,983
Net change in unrealized appreciation (depreciation) on
   investments                                                  (1,748,799)        1,514,873         (3,334,496)
----------------------------------------------------------------------------------------------------------------
Net increase (decrease) in net assets resulting from
   operations                                                      965,505         1,887,400             47,192
----------------------------------------------------------------------------------------------------------------
Distributions to shareholders from:
   Net investment income
      Class A                                                   (2,330,813)         (405,739)        (2,553,156)
      Class B                                                     (181,832)          (35,821)          (268,752)
      Class C                                                      (28,915)           (5,866)           (38,050)
   Net realized gain
      Class A                                                      (70,294)               --           (665,061)
      Class B                                                       (7,231)               --            (87,026)
      Class C                                                       (1,128)               --            (12,789)
----------------------------------------------------------------------------------------------------------------
Total distributions                                             (2,620,213)         (447,426)        (3,624,834)
----------------------------------------------------------------------------------------------------------------
SHARE TRANSACTIONS (NOTE 4)
Proceeds from sales
   Class A shares (Note 2)                                       6,507,070         1,254,286          7,210,267
   Class B shares                                                  371,363           104,005            625,727
   Class C shares                                                  107,676            32,356            237,394
Reinvestment of distributions at net asset value
   Class A shares                                                1,953,853           333,628          2,653,759
   Class B shares                                                  154,068            28,703            287,925
   Class C shares                                                   28,046             5,642             48,248
Payments for redemptions
   Class A shares                                              (11,708,520)       (2,281,555)       (16,835,510)
   Class B shares (Note 2)                                      (2,667,241)       (1,146,108)        (3,708,928)
   Class C shares (Note 2)                                        (471,813)          (60,772)          (452,020)
----------------------------------------------------------------------------------------------------------------
Increase (decrease) in net assets from share transactions       (5,725,498)       (1,729,815)        (9,933,138)
----------------------------------------------------------------------------------------------------------------
Total increase (decrease) in net assets                         (7,380,206)         (289,841)       (13,510,780)
Net assets at beginning of period                               71,071,055        71,360,896         84,871,676
----------------------------------------------------------------------------------------------------------------
Net assets at end of period                                   $ 63,690,849       $71,071,055       $ 71,360,896
================================================================================================================
Undistributed net investment income                           $     13,646       $     8,807       $     11,167
----------------------------------------------------------------------------------------------------------------

(a)  For the period from July 1, 2006 to Aug. 31, 2006.

See accompanying notes to financial statements.

--------------------------------------------------------------------------------

                    RIVERSOURCE STATE TAX-EXEMPT FUNDS -- 2007 ANNUAL REPORT  69

STATEMENTS OF CHANGES IN NET ASSETS

                                                                                 RIVERSOURCE
                                                                             OHIO TAX-EXEMPT FUND
                                                               YEAR ENDED        PERIOD ENDED       YEAR ENDED
                                                              AUG. 31, 2007    AUG. 31, 2006(A)    JUNE 30, 2006
OPERATIONS AND DISTRIBUTIONS
Investment income (loss) -- net                                $ 1,537,451       $   278,115       $  1,772,983
Net realized gain (loss) on investments                            110,272           (46,258)            53,211
Net change in unrealized appreciation (depreciation) on
   investments                                                    (976,243)        1,057,934         (2,047,369)
----------------------------------------------------------------------------------------------------------------
Net increase (decrease) in net assets resulting from
   operations                                                      671,480         1,289,791           (221,175)
----------------------------------------------------------------------------------------------------------------
Distributions to shareholders from:
   Net investment income
      Class A                                                   (1,383,231)         (248,276)        (1,594,779)
      Class B                                                     (120,853)          (22,960)          (178,210)
      Class C                                                      (33,380)           (6,879)           (45,451)
----------------------------------------------------------------------------------------------------------------
Total distributions                                             (1,537,464)         (278,115)        (1,818,440)
----------------------------------------------------------------------------------------------------------------
SHARE TRANSACTIONS (NOTE 4)
Proceeds from sales
   Class A shares (Note 2)                                       3,545,203         1,007,750          4,686,479
   Class B shares                                                  169,312            52,305            184,460
   Class C shares                                                   74,398            14,061            111,991
Reinvestment of distributions at net asset value
   Class A shares                                                1,046,890           191,425          1,201,933
   Class B shares                                                   95,840            18,814            140,854
   Class C shares                                                   30,637             6,450             41,682
Payments for redemptions
   Class A shares                                               (8,138,846)       (2,090,937)       (12,949,939)
   Class B shares (Note 2)                                      (1,992,929)         (498,609)        (2,915,146)
   Class C shares (Note 2)                                        (633,047)         (105,925)          (454,252)
----------------------------------------------------------------------------------------------------------------
Increase (decrease) in net assets from share transactions       (5,802,542)       (1,404,666)        (9,951,938)
----------------------------------------------------------------------------------------------------------------
Total increase (decrease) in net assets                         (6,668,526)         (392,990)       (11,991,553)
Net assets at beginning of period                               48,724,678        49,117,668         61,109,221
----------------------------------------------------------------------------------------------------------------
Net assets at end of period                                    $42,056,152       $48,724,678       $ 49,117,668
================================================================================================================

(a)  For the period from July 1, 2006 to Aug. 31, 2006.

See accompanying notes to financial statements.

--------------------------------------------------------------------------------

 70 RIVERSOURCE STATE TAX-EXEMPT FUNDS -- 2007 ANNUAL REPORT

NOTES TO FINANCIAL STATEMENTS

1. SUMMARY OF SIGNIFICANT ACCOUNTING POLICIES

RiverSource California Tax-Exempt Trust and RiverSource Special Tax-Exempt Series Trust were organized as Massachusetts business trusts. RiverSource California Tax-Exempt Trust includes only RiverSource California Tax-Exempt Fund. RiverSource Special Tax-Exempt Series Trust is a "series fund" that is currently composed of individual state tax-exempt funds, including RiverSource Massachusetts Tax-Exempt Fund, RiverSource Michigan Tax-Exempt Fund, RiverSource Minnesota Tax-Exempt Fund, RiverSource New York Tax-Exempt Fund and RiverSource Ohio Tax-Exempt Fund (together with RiverSource California Tax-Exempt Fund, herein after referred to as the Funds). The Funds are non-diversified, except for RiverSource Minnesota Tax-Exempt Fund, which is a diversified fund (see Note
11), open-end management investment companies as defined in the Investment Company Act of 1940 (as amended). Each Fund has unlimited authorized shares of beneficial interest.

Each Fund's goal is to provide a high level of income generally exempt from federal income tax as well as from the respective state and local income tax. A portion of each Fund's assets may be invested in bonds whose interest is subject to the alternative minimum tax computation. The Funds concentrate their investments in a single state and therefore may have more credit risk related to the economic conditions of the respective state than Funds that have a broader geographical diversification.

Each Fund offers Class A, Class B and Class C shares.

-  Class A shares are sold with a front-end sales charge.

- Class B shares may be subject to a contingent deferred sales charge (CDSC) and automatically convert to Class A shares during the ninth year of ownership.

-  Class C shares may be subject to a CDSC.

All classes of shares have identical voting, dividend and liquidation rights. Class specific expenses (e.g., distribution fees, transfer agency fees) differ among classes. Income, expenses (other than class-specific expenses) and realized and unrealized gains or losses on investments are allocated to each class of shares based upon its relative net assets.

Each Fund's significant accounting policies are summarized below:

USE OF ESTIMATES

Preparing financial statements that conform to U.S. generally accepted accounting principles requires management to make estimates (e.g., on assets, liabilities and contingent assets and liabilities) that could differ from actual results.

VALUATION OF SECURITIES

All securities are valued at the close of each business day. Securities traded on national securities exchanges or included in national market systems are valued at the last quoted sale price. Debt securities are generally traded in the over-the-counter market and are valued at a price that reflects fair value as quoted by dealers in these securities or by an independent pricing service. The procedures adopted by the Board of Trustees of the funds generally contemplate the use of fair valuation in the event that price quotations or valuations are not readily available, price quotations or valuations from other sources are not reflective of market value and thus deemed unreliable, or a significant event has occurred in relation to a security or class of securities that is not reflected in price quotations or valuations from other sources. A fair value price is a good faith estimate of the value of a security at a given point in time. Swap transactions are valued through an authorized pricing service, broker, or an internal model. Short-term securities maturing in more than 60 days from the valuation date are valued at the market price or approximate market value based on current interest rates; those maturing in 60 days or less are valued at amortized cost.

SECURITIES PURCHASED ON A FORWARD-COMMITMENT BASIS

Delivery and payment for securities that have been purchased by the Funds on a forward-commitment basis, including when-issued securities and other forward-commitments, can take place one month or more after the transaction date. During this period, such securities are subject to market fluctuations, and they may affect each Fund's net assets the same as owned securities. The Funds designate cash or liquid securities at least equal to the amount of its forward-commitments. At Aug. 31, 2007, the outstanding forward-commitments for the Funds are as follows:

                                                                WHEN-ISSUED
FUND                                                            SECURITIES
---------------------------------------------------------------------------
RiverSource California Tax-Exempt Fund......................    $1,949,840
RiverSource Minnesota Tax-Exempt Fund.......................     2,718,450
RiverSource New York Tax-Exempt Fund........................       492,450

--------------------------------------------------------------------------------

                    RIVERSOURCE STATE TAX-EXEMPT FUNDS -- 2007 ANNUAL REPORT  71

OPTION TRANSACTIONS

To produce incremental earnings, protect gains and facilitate buying and selling of securities for investments, the Funds may buy and sell put and call options and write covered call options on portfolio securities as well as write cash-secured put options. The risk in writing a call option is that the Funds give up the opportunity for profit if the market price of the security increases. The risk in writing a put option is that the Funds may incur a loss if the market price of the security decreases and the option is exercised. The risk in buying an option is that the Funds pay a premium whether or not the option is exercised. The Funds also have the additional risk of being unable to enter into a closing transaction if a liquid secondary market does not exist. The Funds also may write over-the-counter options where completing the obligation depends upon the credit standing of the other party. Cash collateral may be collected by the Funds to secure certain over-the-counter options trades. Cash collateral held by the Funds for such option trades must be returned to the counterparty upon closure, exercise or expiration of the contract.

Option contracts are valued daily at the closing prices on their primary exchanges and unrealized appreciation or depreciation is recorded. The Funds will realize a gain or loss when the option transaction expires or closes. When options on debt securities or futures are exercised, the Funds will realize a gain or loss. When other options are exercised, the proceeds on sales for a written call option, the purchase cost for a written put option or the cost of a security for a purchased put or call option is adjusted by the amount of the premium received or paid. At Aug. 31, 2007, the Funds had no outstanding options contracts.

FUTURES TRANSACTIONS

To gain exposure to or protect itself from market changes, the Funds may buy and sell financial futures contracts. Risks of entering into futures contracts and related options include the possibility of an illiquid market and that a change in the value of the contract or option may not correlate with changes in the value of the underlying securities.

Futures are valued daily based upon the last sale price at the close of market on the principal exchange on which they are traded. Upon entering into a futures contract, the Funds are required to deposit either cash or securities in an amount (initial margin) equal to a certain percentage of the contract value. Subsequent payments (variation margin) are made or received by the Funds each day. The variation margin payments are equal to the daily changes in the contract value and are recorded as unrealized gains and losses. The Funds recognize a realized gain or loss when the contract is closed or expires.

INTEREST RATE SWAP TRANSACTIONS

The Funds may enter into interest rate swap agreements to produce incremental earnings or to gain exposure to or protect themselves from market changes. Interest rate swaps are agreements between two parties that involve the exchange of one type of interest rate for another type of interest rate cash flow on specified dates in the future, based on a predetermined, specified notional amount. Certain interest rate swaps are considered forward-starting; whereby the accrual for the exchange of cash flows does not begin until a specified date in the future (the "effective date"). The net cash flow for a standard interest rate swap transaction is generally the difference between a floating market interest rate versus a fixed interest rate. The Funds may employ interest rate swaps to synthetically add or subtract principal exposure to the municipal market.

Interest rate swaps are valued daily and unrealized appreciation (depreciation) is recorded. Certain interest rate swaps may accrue periodic interest on a daily basis as a component of unrealized appreciation (depreciation); the Funds will realize a gain or loss upon the payment or receipt of accrued interest. The Funds will realize a gain or a loss when the interest rate swap is terminated.

Risks of entering into an interest rate swap include a lack of correlation between swaps and the portfolio of municipal bonds the swaps are designed to hedge or replicate. A lack of correlation may cause the interest rate swap to experience adverse changes in value relative to expectations. In addition, interest rate swaps are subject to the risk of default of a counterparty, and the risk of adverse movements in market interest rates relative to the interest rate swap positions entered.

INVERSE FLOATER PROGRAM TRANSACTIONS

Each Fund may enter into transactions in which it transfers to trusts fixed rate municipal bonds in exchange for cash and residual interests in the trusts' assets and cash flows, which are in the form of inverse floating rate securities. The trusts fund the purchases of the municipal bonds by issuing short-term floating rate notes to third parties. The residual interests held by each Fund (inverse floating rate securities) include the right of each Fund (1) to cause the holders of the short-term floating rate notes to tender their notes at par, and (2) to transfer the municipal bonds from the trusts to each Fund, thereby collapsing the trusts. The municipal bonds transferred to the trusts remain in each Fund's investments in securities and the related short-term floating rate notes are reflected as Fund liabilities under the caption "Short-term floating rate notes outstanding" in the "Statements of assets and liabilities." The notes issued by the trusts have interest rates that are multi-modal, which means that they can be reset to a new or different mode at the reset date (e.g. mode can be daily, weekly, monthly, or a fixed specific date) at the discretion of the holder of the inverse floating rate security. The floating rate note holders have the option to tender their notes to the trusts for redemption at par at each reset date. The bonds held by the trusts serve as collateral for the short-term floating rate notes outstanding. Contractual maturities and interest rates of the municipal bonds held in trust at Aug. 31, 2007, are presented in the

--------------------------------------------------------------------------------

 72 RIVERSOURCE STATE TAX-EXEMPT FUNDS -- 2007 ANNUAL REPORT

"Investments in Securities." The inclusion of interest and fee expense related to the short-term floating rate notes corresponds to an equal increase in interest income from the fixed rate municipal bonds held in trust. At Aug. 31, 2007, the market value of municipal bonds held in trust and short-term floating rate notes outstanding were as follows:

                                                                MARKET VALUE    SHORT-TERM          RANGE OF
                                                                OF MUNICIPAL     FLOATING        INTEREST RATES
                                                                 BONDS HELD     RATE NOTES       FOR SHORT-TERM
FUND                                                              IN TRUST      OUTSTANDING    FLOATING RATE NOTES
------------------------------------------------------------------------------------------------------------------
RiverSource Massachusetts Tax-Exempt Fund...................    $ 1,116,480     $   500,000                4.00%
RiverSource Michigan Tax-Exempt Fund........................        558,240         250,000                4.00%
RiverSource Minnesota Tax-Exempt Fund.......................     27,093,789      16,810,000        4.03% - 4.06%
RiverSource New York Tax-Exempt Fund........................      5,992,279       3,630,000        4.00% - 4.06%
RiverSource Ohio Tax-Exempt Fund............................        558,240         250,000                4.00%

GUARANTEES AND INDEMNIFICATIONS

Under each Fund's organizational documents, its officers and directors are indemnified against certain liabilities arising out of the performance of their duties to each Fund. In addition, certain of each Fund's contracts with its service providers contain general indemnification clauses. Each Fund's maximum exposure under these arrangements is unknown since the amount of any future claims that may be made against each Fund cannot be determined and each Fund has no historical basis for predicting the likelihood of any such claims.

FEDERAL TAXES

Each Fund's policy is to comply with Subchapter M of the Internal Revenue Code that applies to regulated investment companies and to distribute substantially all of its taxable income to shareholders. No provision for income or excise taxes is thus required. Each Fund is treated as a separate entity for federal income tax purposes.

Net investment income (loss) and net realized gains (losses) may differ for financial statement and tax purposes primarily because of deferred losses on certain futures contracts and losses deferred due to "wash sale" transactions. The character of distributions made during the year from net investment income or net realized gains may differ from their ultimate characterization for federal income tax purposes. Also, due to the timing of dividend distributions, the fiscal year in which amounts are distributed may differ from the year that the income or realized gains (losses) were recorded by the Funds.

On the Statements of assets and liabilities, as a result of permanent book-to-tax differences, accumulated net realized loss has decreased by $23 resulting in a net reclassification adjustment to decrease paid-in capital by $23 for RiverSource Massachusetts Tax-Exempt Fund.

The tax character of distributions paid for the periods indicated is as follows:

                                                                 YEAR ENDED       PERIOD ENDED      YEAR ENDED
                                                                AUG. 31, 2007    AUG. 31, 2006*    JUNE 30, 2006
----------------------------------------------------------------------------------------------------------------
RIVERSOURCE CALIFORNIA TAX-EXEMPT FUND
CLASS A
Distributions paid from:
      Ordinary income -- tax-exempt interest
         distributions(a)...................................     $6,417,368        $1,111,403       $6,798,475
      Long-term capital gain................................          1,912                --        1,940,837
CLASS B
Distributions paid from:
      Ordinary income -- tax-exempt interest
         distributions(a)...................................        257,011            47,396          373,460
      Long-term capital gain................................            100                --          132,909
CLASS C
Distributions paid from:
      Ordinary income -- tax-exempt interest
         distributions(a)...................................         65,019            11,212           77,483
      Long-term capital gain................................             24                --           26,401

(a) Tax-exempt distributions were 98.95% for the year ended Aug. 31, 2007, 99.99% for the period ended Aug. 31, 2006 and 98% for the year ended June 30, 2006.

--------------------------------------------------------------------------------

                    RIVERSOURCE STATE TAX-EXEMPT FUNDS -- 2007 ANNUAL REPORT  73

                                                                 YEAR ENDED       PERIOD ENDED      YEAR ENDED
                                                                AUG. 31, 2007    AUG. 31, 2006*    JUNE 30, 2006
----------------------------------------------------------------------------------------------------------------
RIVERSOURCE MASSACHUSETTS TAX-EXEMPT FUND
CLASS A
Distributions paid from:
      Ordinary income -- tax-exempt interest
         distributions(b)...................................     $1,626,412         $289,620        $1,869,690
      Long-term capital gain................................             --               --           243,200
CLASS B
Distributions paid from:
      Ordinary income -- tax-exempt interest
         distributions(b)...................................        221,288           47,646           392,511
      Long-term capital gain................................             --               --            66,162
CLASS C
Distributions paid from:
      Ordinary income -- tax-exempt interest
         distributions(b)...................................         18,080            3,799            31,968
      Long-term capital gain................................             --               --             5,700

(b) Tax-exempt distributions were 99.19% for the year ended Aug. 31, 2007, 99.99% for the period ended Aug. 31, 2006 and 98.78% for the year ended June 30, 2006.

RIVERSOURCE MICHIGAN TAX-EXEMPT FUND
CLASS A
Distributions paid from:
      Ordinary income -- tax-exempt interest
         distributions(c)...................................     $1,508,073         $265,857        $1,723,762
      Long-term capital gain................................            496               --           365,213
CLASS B
Distributions paid from:
      Ordinary income -- tax-exempt interest
         distributions(c)...................................         61,540           13,020           114,019
      Long-term capital gain................................             27               --            30,490
CLASS C
Distributions paid from:
      Ordinary income -- tax-exempt interest
         distributions(c)...................................         35,159            6,475            48,885
      Long-term capital gain................................             15               --            14,275

(c) Tax-exempt distributions were 99.24% for the year ended Aug. 31, 2007, 99.98% for the period ended Aug. 31, 2006 and 97.36% for the year ended June 30, 2006.

RIVERSOURCE MINNESOTA TAX-EXEMPT FUND
CLASS A
Distributions paid from:
      Ordinary income -- tax-exempt distributions(d)........     $11,270,181       $1,869,249       $11,469,904
      Long-term capital gain................................              --               --           629,997
CLASS B
Distributions paid from:
      Ordinary income -- tax-exempt distributions(d)........         791,703          146,952         1,122,384
      Long-term capital gain................................              --               --            79,960
CLASS C
Distributions paid from:
      Ordinary income -- tax-exempt distributions(d)........         230,272           38,972           236,501
      Long-term capital gain................................              --               --            16,234

(d) Tax-exempt distributions were 99.25% for the year ended Aug. 31, 2007, 99.72% for the period ended Aug. 31, 2006 and 98.25% for the year ended June 30, 2006.

--------------------------------------------------------------------------------

 74 RIVERSOURCE STATE TAX-EXEMPT FUNDS -- 2007 ANNUAL REPORT

                                                                 YEAR ENDED       PERIOD ENDED      YEAR ENDED
                                                                AUG. 31, 2007    AUG. 31, 2006*    JUNE 30, 2006
----------------------------------------------------------------------------------------------------------------
RIVERSOURCE NEW YORK TAX-EXEMPT FUND
CLASS A
Distributions paid from:
      Ordinary income -- tax-exempt distributions(e)........     $2,346,136         $405,739        $2,592,222
      Long-term capital gain................................         54,971               --           625,995
CLASS B
Distributions paid from:
      Ordinary income -- tax-exempt distributions(e)........        183,409           35,821           273,864
      Long-term capital gain................................          5,654               --            81,914
CLASS C
Distributions paid from:
      Ordinary income -- tax-exempt distributions(e)........         29,161            5,866            38,801
      Long-term capital gain................................            882               --            12,038

(e) Tax-exempt distributions were 98.57% for the year ended Aug. 31, 2007, 99.98% for the period ended Aug. 31, 2006 and 98.21% for the year ended June 30, 2006.

RIVERSOURCE OHIO TAX-EXEMPT FUND
CLASS A
Distributions paid from:
      Ordinary income -- tax-exempt distributions(f)........     $1,383,231         $248,276        $1,594,779
      Long-term capital gain................................             --               --                --
CLASS B
Distributions paid from:
      Ordinary income -- tax-exempt distributions(f)........        120,853           22,960           178,210
      Long-term capital gain................................             --               --                --
CLASS C
Distributions paid from:
      Ordinary income -- tax-exempt distributions(f)........         33,380            6,879            45,451
      Long-term capital gain................................             --               --                --

(f) Tax-exempt distributions were 99.19% for the year ended Aug. 31, 2007, 99.98% for the period ended Aug. 31, 2006 and 99.73% for the year ended June 30, 2006.
* For the period from July 1, 2006 to Aug. 31, 2006.

At Aug. 31, 2007, the components of distributable earnings on a tax basis for each Fund are as follows:

                                                                                UNDISTRIBUTED                        UNREALIZED
                                                             UNDISTRIBUTED       ACCUMULATED       ACCUMULATED      APPRECIATION
FUND                                                       TAX-EXEMPT INCOME    LONG-TERM GAIN    REALIZED LOSS    (DEPRECIATION)
---------------------------------------------------------------------------------------------------------------------------------
RiverSource California Tax-Exempt Fund.................        $300,068           $1,124,311       $        --       $1,198,327
RiverSource Massachusetts Tax-Exempt Fund..............          51,302                   --          (121,051)         268,673
RiverSource Michigan Tax-Exempt Fund...................          63,338               13,204                --          430,913
RiverSource Minnesota Tax-Exempt Fund..................         335,689                   --        (2,437,360)       3,612,671
RiverSource New York Tax-Exempt Fund...................         121,359               56,749                --          492,784
RiverSource Ohio Tax-Exempt Fund.......................          41,857               33,017                --         (196,669)

RECENT ACCOUNTING PRONOUNCEMENTS

On Sept. 20, 2006, the Financial Accounting Standards Board (FASB) released Statement of Financial Accounting Standards No. 157 "Fair Value Measurements" (SFAS 157). SFAS 157 establishes an authoritative definition of fair value, sets out a framework for measuring fair value, and requires additional disclosures about fair-value measurements. The application of SFAS 157 is required for fiscal years beginning after Nov. 15, 2007 and interim periods within those fiscal years. The impact of SFAS 157 on the Fund's financial statements is being evaluated.

In June 2006, the FASB issued FASB Interpretation 48 (FIN 48), "Accounting for Uncertainty in Income Taxes." FIN 48 clarifies the accounting for uncertainty in income taxes recognized in accordance with FASB Statement 109, "Accounting for Income Taxes." FIN 48 prescribes a two-step process to recognize and measure a tax position taken or expected to be taken in a tax return. The first step is to determine whether a tax position has met the more-likely-than-not recognition threshold and the second step is to measure a tax position that meets the threshold to determine the amount of benefit to recognize. FIN 48 also provides guidance on derecognition, classification, interest and penalties, accounting in interim periods, disclosure, and transition. FIN 48 is effective for fiscal years beginning after Dec. 15, 2006. As a result, the Fund will incorporate FIN 48 in their semiannual report on Feb. 29, 2008. Tax positions of each Fund are being evaluated to determine the impact, if any, to the Funds. The adoption of FIN 48 is not anticipated to have a material impact on the Funds.

--------------------------------------------------------------------------------

                    RIVERSOURCE STATE TAX-EXEMPT FUNDS -- 2007 ANNUAL REPORT  75

DIVIDENDS TO SHAREHOLDERS

Dividends from net investment income, declared daily and paid monthly, are reinvested in additional shares of each Fund at net asset value or payable in cash. Capital gains, when available, are distributed along with the last income dividend of the calendar year.

OTHER

Security transactions are accounted for on the date securities are purchased or sold. Interest income, including amortization of premium, market discount and original issue discount using the effective interest method, is accrued daily.

2. EXPENSES AND SALES CHARGES

Under an Investment Management Services Agreement, RiverSource Investments, LLC (the Investment Manager) determines which securities will be purchased, held or sold. The management fee is a percentage of each Fund's average daily net assets that declines from 0.41% to 0.25% annually as each Fund's assets increase. The management fee for the year ended Aug. 31, 2007 was 0.41% of each Fund's average daily net assets for RiverSource California Tax-Exempt Fund, RiverSource Massachusetts Tax-Exempt Fund, RiverSource Michigan Tax-Exempt Fund, RiverSource New York Tax-Exempt Fund and RiverSource Ohio Tax-Exempt Fund, respectively, and 0.40% of the Fund's average daily net assets for RiverSource Minnesota Tax-Exempt Fund.

Under an Administrative Services Agreement, each Fund pays Ameriprise Financial, Inc. (Ameriprise Financial), the parent company of the Investment Manager, a fee for administration and accounting services at a percentage of each Fund's average daily net assets that declines from 0.07% to 0.04% annually as each Fund's assets increase. The fee for the year ended Aug. 31, 2007, was 0.07% of each Fund's average daily net assets.

Other expenses are for, among other things, certain expenses of the Funds or the Board including: Fund boardroom and office expense, employee compensation, employee health and retirement benefits, and certain other expenses. Payment of these Fund and Board expenses is facilitated by a company providing limited administrative services to the Funds and the Board. For the year ended Aug. 31, 2007, these amounts are as follows:

FUND                                                            OTHER EXPENSES
------------------------------------------------------------------------------
RiverSource California Tax-Exempt Fund......................        $2,528
RiverSource Massachusetts Tax-Exempt Fund...................         1,712
RiverSource Michigan Tax-Exempt Fund........................         1,635
RiverSource Minnesota Tax-Exempt Fund.......................           756
RiverSource New York Tax-Exempt Fund........................         1,763
RiverSource Ohio Tax-Exempt Fund............................         1,639

Compensation of Board members includes, for a former Board Chair, compensation as well as retirement benefits. Certain other aspects of a former Board Chair's compensation, including health benefits and payment of certain other expenses, are included under other expenses.

Under a Deferred Compensation Plan (the Plan), non-interested board members may defer receipt of their compensation. Deferred amounts are treated as though equivalent dollar amounts had been invested in shares of each Fund or other RiverSource funds. Each Fund's liability for these amounts is adjusted for market value changes and remains in each Fund until distributed in accordance with the Plan.

Professional fees included fees paid by each Fund for legal services and independent registered public accounting firm services.

Under a Transfer Agency Agreement, RiverSource Service Corporation (the Transfer Agent) maintains shareholder accounts and records. Each Fund pays the Transfer Agent an annual fee per shareholder account for this service as follows:

-  Class A $20.50

-  Class B $21.50

-  Class C $21.00

The Transfer Agent charges an annual fee of $5 per inactive account, charged on a pro rata basis for 12 months from the date the account becomes inactive. These fees are included in the transfer agency fees on the Statements of operations.

Each Fund has agreements with Ameriprise Financial Services, Inc. and RiverSource Distributors, Inc. (collectively, the Distributor) for distribution and shareholder services. As of Oct. 1, 2007, RiverSource Distributors serves as the sole underwriter and distributor to the Funds. Under a Plan and Agreement of Distribution pursuant to Rule 12b-1, each Fund pays a fee at an

--------------------------------------------------------------------------------

 76 RIVERSOURCE STATE TAX-EXEMPT FUNDS -- 2007 ANNUAL REPORT annual rate of up to 0.25% of each Fund's average daily net assets attributable to Class A shares and a fee at an annual rate of up to 1.00% of each Fund's average daily net assets attributable to Class B and Class C shares.

For the year ended Aug. 31, 2007, the Investment Manager and its affiliates waived certain fees and expenses such that each Fund's net expenses (excluding interest and fee expenses related to the Fund's participation in certain inverse floater programs) are as follows:

FUND                                                            CLASS A    CLASS B    CLASS C
---------------------------------------------------------------------------------------------
RiverSource California Tax-Exempt Fund......................     0.79%      1.54%      1.54%
RiverSource Massachusetts Tax-Exempt Fund...................     0.79       1.54       1.54
RiverSource Michigan Tax-Exempt Fund........................     0.79       1.55       1.55
RiverSource Minnesota Tax-Exempt Fund.......................     0.79       1.55       1.55
RiverSource New York Tax-Exempt Fund........................     0.79       1.55       1.55
RiverSource Ohio Tax-Exempt Fund............................     0.79       1.55       1.55

Of these waived fees and expenses, the transfer agency fees waived (noted by share class) and management fees waived (noted by Fund level) for the year ended Aug. 31, 2007 are as follows:

FUND                                                               AMOUNT
-----------------------------------------------------------------------------
RIVERSOURCE CALIFORNIA TAX-EXEMPT FUND
      Class A...............................................       $53,212
      Class B...............................................         2,655
      Class C...............................................           669
The management fees waived at the Fund level were $82,232.
RIVERSOURCE MASSACHUSETTS TAX-EXEMPT FUND
      Class A...............................................         9,829
      Class B...............................................         1,699
      Class C...............................................           139
The management fees waived at the Fund level were $113,490.
RIVERSOURCE MICHIGAN TAX-EXEMPT FUND
      Class A...............................................        13,006
      Class B...............................................           678
      Class C...............................................           385
The management fees waived at the Fund level were $105,241.
RIVERSOURCE MINNESOTA TAX-EXEMPT FUND
      Class A...............................................        41,667
      Class B...............................................         3,677
      Class C...............................................         1,066
The management fees waived at the Fund level were $152,256.
RIVERSOURCE NEW YORK TAX-EXEMPT FUND
      Class A...............................................        13,049
      Class B...............................................         1,276
      Class C...............................................           203
The management fees waived at the Fund level were $108,933.
RIVERSOURCE OHIO TAX-EXEMPT FUND
      Class A...............................................         6,582
      Class B...............................................           740
      Class C...............................................           205
The management fees waived at the Fund level were $109,586.

Under an agreement, which was effective until Aug. 31, 2007, the Investment Manager and its affiliates contractually agreed to waive certain fees and expenses such that net expenses (excluding interest and fee expenses related to the Fund's participation in certain inverse floater programs) would not exceed 0.79% for Class A, 1.55% for Class B and 1.55% for Class C of each Fund's average daily net assets for RiverSource California Tax-Exempt Fund, RiverSource Massachusetts Tax-Exempt Fund, RiverSource Michigan Tax-Exempt Fund, RiverSource Minnesota Tax-Exempt Fund, RiverSource New York Tax-Exempt Fund and RiverSource Ohio Tax-Exempt Fund. Effective Sept. 1, 2007, the Investment Manager and its affiliates have contractually agreed to waive certain fees and expenses such that net expenses (excluding interest and fee expenses related to the Fund's participation in certain inverse floater programs) will not exceed 0.79% for Class A, 1.54% for Class B and 1.54% for Class C of each Fund's average daily net assets for RiverSource California Tax-Exempt Fund, RiverSource Massachusetts Tax-Exempt Fund, RiverSource Minnesota Tax-Exempt Fund, RiverSource New York Tax-Exempt Fund and RiverSource Ohio Tax-Exempt

--------------------------------------------------------------------------------

                    RIVERSOURCE STATE TAX-EXEMPT FUNDS -- 2007 ANNUAL REPORT  77

Fund and will not exceed 0.79% for Class A, 1.55% for Class B and 1.54% for Class C of the Fund's average daily net assets for RiverSource Michigan Tax-Exempt Fund, until Aug. 31, 2008, unless sooner terminated at the discretion of the Board.

Sales charges received by the Distributor for distributing the Funds' shares for the year ended Aug. 31, 2007 are as follows:

FUND                                                            CLASS A     CLASS B      CLASS C
---------------------------------------------------------------------------------------------------
RiverSource California Tax-Exempt Fund......................    $143,335    $7,133         $292
RiverSource Massachusetts Tax-Exempt Fund...................      37,516    16,349           15
RiverSource Michigan Tax-Exempt Fund........................      18,368     2,488          602
RiverSource Minnesota Tax-Exempt Fund.......................     314,737    22,516          907
RiverSource New York Tax-Exempt Fund........................      35,481     7,499          538
RiverSource Ohio Tax-Exempt Fund............................      35,461     4,042          144

During the year ended Aug. 31, 2007, the Funds' custodian and transfer agency fees were reduced as a result of earnings and bank fee credits from overnight cash balances as follows:

FUND                                                               AMOUNT
-----------------------------------------------------------------------------
RiverSource California Tax-Exempt Fund......................       $19,325
RiverSource Massachusetts Tax-Exempt Fund...................         7,869
RiverSource Michigan Tax-Exempt Fund........................         6,131
RiverSource Minnesota Tax-Exempt Fund.......................        23,755
RiverSource New York Tax-Exempt Fund........................         7,147
RiverSource Ohio Tax-Exempt Fund............................         5,404

3. SECURITIES TRANSACTIONS

For the year ended Aug. 31, 2007, cost of purchases and proceeds from sales (other than short-term obligations) aggregated for each Fund are as follows:

FUND                                                             PURCHASES        PROCEEDS
--------------------------------------------------------------------------------------------
RiverSource California Tax-Exempt Fund......................    $104,138,789    $106,686,820
RiverSource Massachusetts Tax-Exempt Fund...................      12,697,673      22,175,585
RiverSource Michigan Tax-Exempt Fund........................       8,772,341      16,409,804
RiverSource Minnesota Tax-Exempt Fund.......................      82,918,285     104,426,023
RiverSource New York Tax-Exempt Fund........................      18,344,860      23,044,798
RiverSource Ohio Tax-Exempt Fund............................      11,783,204      18,015,253

Realized gains and losses are determined on an identified cost basis.

--------------------------------------------------------------------------------

 78 RIVERSOURCE STATE TAX-EXEMPT FUNDS -- 2007 ANNUAL REPORT

4. SHARE TRANSACTIONS

Transactions in shares for each Fund for the periods indicated are as follows:

                                                                                YEAR ENDED AUG. 31, 2007
                                                                           ISSUED FOR
                                                                           REINVESTED                           NET
RIVERSOURCE CALIFORNIA TAX-EXEMPT FUND                          SOLD      DISTRIBUTIONS    REDEEMED     INCREASE (DECREASE)
---------------------------------------------------------------------------------------------------------------------------
Class A                                                       4,499,436       878,175      (5,728,727)        (351,116)
Class B                                                         120,531        42,022        (649,678)        (487,125)
Class C                                                          53,247        11,825        (110,765)         (45,693)
---------------------------------------------------------------------------------------------------------------------------

                                                                              PERIOD ENDED AUG. 31, 2006(A)
                                                                           ISSUED FOR
                                                                           REINVESTED                           NET
                                                                SOLD      DISTRIBUTIONS    REDEEMED     INCREASE (DECREASE)
---------------------------------------------------------------------------------------------------------------------------
Class A                                                         713,105       155,930      (1,573,086)        (704,051)
Class B                                                          28,307         7,832        (438,186)        (402,047)
Class C                                                          11,091         2,105         (15,324)          (2,128)
---------------------------------------------------------------------------------------------------------------------------

                                                                                YEAR ENDED JUNE 30, 2006
                                                                           ISSUED FOR
                                                                           REINVESTED                           NET
                                                                SOLD      DISTRIBUTIONS    REDEEMED     INCREASE (DECREASE)
---------------------------------------------------------------------------------------------------------------------------
Class A                                                       4,036,004     1,243,495      (7,590,967)      (2,311,468)
Class B                                                         204,267        84,748      (1,255,215)        (966,200)
Class C                                                          95,008        18,813        (269,704)        (155,883)
---------------------------------------------------------------------------------------------------------------------------

                                                                                YEAR ENDED AUG. 31, 2007
                                                                           ISSUED FOR
                                                                           REINVESTED                           NET
RIVERSOURCE MASSACHUSETTS TAX-EXEMPT FUND                       SOLD      DISTRIBUTIONS    REDEEMED     INCREASE (DECREASE)
---------------------------------------------------------------------------------------------------------------------------
Class A                                                         899,808       244,790      (2,478,702)      (1,334,104)
Class B                                                          48,663        31,222        (666,073)        (586,188)
Class C                                                           7,253         3,176         (55,756)         (45,327)
---------------------------------------------------------------------------------------------------------------------------

                                                                              PERIOD ENDED AUG. 31, 2006(A)
                                                                           ISSUED FOR
                                                                           REINVESTED                           NET
                                                                SOLD      DISTRIBUTIONS    REDEEMED     INCREASE (DECREASE)
---------------------------------------------------------------------------------------------------------------------------
Class A                                                         363,719        44,686        (401,184)           7,221
Class B                                                          10,202         6,934        (518,954)        (501,818)
Class C                                                           3,388           672         (10,891)          (6,831)
---------------------------------------------------------------------------------------------------------------------------

                                                                                YEAR ENDED JUNE 30, 2006
                                                                           ISSUED FOR
                                                                           REINVESTED                           NET
                                                                SOLD      DISTRIBUTIONS    REDEEMED     INCREASE (DECREASE)
---------------------------------------------------------------------------------------------------------------------------
Class A                                                       1,209,044       322,790      (2,681,419)      (1,149,585)
Class B                                                         159,477        67,314      (1,239,200)      (1,012,409)
Class C                                                          28,692         6,428        (129,837)         (94,717)
---------------------------------------------------------------------------------------------------------------------------

--------------------------------------------------------------------------------

                    RIVERSOURCE STATE TAX-EXEMPT FUNDS -- 2007 ANNUAL REPORT  79

                                                                                YEAR ENDED AUG. 31, 2007
                                                                           ISSUED FOR
                                                                           REINVESTED                           NET
RIVERSOURCE MICHIGAN TAX-EXEMPT FUND                            SOLD      DISTRIBUTIONS    REDEEMED     INCREASE (DECREASE)
---------------------------------------------------------------------------------------------------------------------------
Class A                                                         769,243       228,856      (2,421,079)      (1,422,980)
Class B                                                           7,809         8,860        (283,448)        (266,779)
Class C                                                          27,882         5,756        (102,424)         (68,786)
---------------------------------------------------------------------------------------------------------------------------

                                                                              PERIOD ENDED AUG. 31, 2006(A)
                                                                           ISSUED FOR
                                                                           REINVESTED                           NET
                                                                SOLD      DISTRIBUTIONS    REDEEMED     INCREASE (DECREASE)
---------------------------------------------------------------------------------------------------------------------------
Class A                                                         125,670        42,120        (230,194)         (62,404)
Class B                                                           1,992         1,857        (139,247)        (135,398)
Class C                                                           5,188         1,100         (25,467)         (19,179)
---------------------------------------------------------------------------------------------------------------------------

                                                                                YEAR ENDED JUNE 30, 2006
                                                                           ISSUED FOR
                                                                           REINVESTED                           NET
                                                                SOLD      DISTRIBUTIONS    REDEEMED     INCREASE (DECREASE)
---------------------------------------------------------------------------------------------------------------------------
Class A                                                       1,007,240       318,908      (2,520,700)      (1,194,552)
Class B                                                          25,135        19,353        (427,991)        (383,503)
Class C                                                          99,433        10,644        (165,508)         (55,431)
---------------------------------------------------------------------------------------------------------------------------

                                                                                YEAR ENDED AUG. 31, 2007
                                                                           ISSUED FOR
                                                                           REINVESTED                           NET
RIVERSOURCE MINNESOTA TAX-EXEMPT FUND                           SOLD      DISTRIBUTIONS    REDEEMED     INCREASE (DECREASE)
---------------------------------------------------------------------------------------------------------------------------
Class A                                                       6,206,727     1,733,826     (10,512,347)      (2,571,794)
Class B                                                         198,662       129,453      (2,098,131)      (1,770,016)
Class C                                                         189,325        38,520        (406,721)        (178,876)
---------------------------------------------------------------------------------------------------------------------------

                                                                              PERIOD ENDED AUG. 31, 2006(A)
                                                                           ISSUED FOR
                                                                           REINVESTED                           NET
                                                                SOLD      DISTRIBUTIONS    REDEEMED     INCREASE (DECREASE)
---------------------------------------------------------------------------------------------------------------------------
Class A                                                       1,249,041       296,839      (1,650,357)        (104,477)
Class B                                                          22,719        24,100      (1,099,618)      (1,052,799)
Class C                                                          15,239         6,760         (62,221)         (40,222)
---------------------------------------------------------------------------------------------------------------------------

                                                                                YEAR ENDED JUNE 30, 2006
                                                                           ISSUED FOR
                                                                           REINVESTED                           NET
                                                                SOLD      DISTRIBUTIONS    REDEEMED     INCREASE (DECREASE)
---------------------------------------------------------------------------------------------------------------------------
Class A                                                       5,404,198     1,880,076     (12,427,629)      (5,143,355)
Class B                                                         310,952       191,786      (2,948,175)      (2,445,437)
Class C                                                         309,585        42,259        (447,815)         (95,971)
---------------------------------------------------------------------------------------------------------------------------

--------------------------------------------------------------------------------

 80 RIVERSOURCE STATE TAX-EXEMPT FUNDS -- 2007 ANNUAL REPORT

                                                                                YEAR ENDED AUG. 31, 2007
                                                                           ISSUED FOR
                                                                           REINVESTED                           NET
RIVERSOURCE NEW YORK TAX-EXEMPT FUND                            SOLD      DISTRIBUTIONS    REDEEMED     INCREASE (DECREASE)
---------------------------------------------------------------------------------------------------------------------------
Class A                                                       1,294,149       388,622      (2,330,222)        (647,451)
Class B                                                          73,375        30,621        (532,071)        (428,075)
Class C                                                          21,359         5,574         (93,550)         (66,617)
---------------------------------------------------------------------------------------------------------------------------

                                                                              PERIOD ENDED AUG. 31, 2006(A)
                                                                           ISSUED FOR
                                                                           REINVESTED                           NET
                                                                SOLD      DISTRIBUTIONS    REDEEMED     INCREASE (DECREASE)
---------------------------------------------------------------------------------------------------------------------------
Class A                                                         252,039        66,580        (456,343)        (137,724)
Class B                                                          20,852         5,730        (230,530)        (203,948)
Class C                                                           6,460         1,126         (12,175)          (4,589)
---------------------------------------------------------------------------------------------------------------------------

                                                                                YEAR ENDED JUNE 30, 2006
                                                                           ISSUED FOR
                                                                           REINVESTED                           NET
                                                                SOLD      DISTRIBUTIONS    REDEEMED     INCREASE (DECREASE)
---------------------------------------------------------------------------------------------------------------------------
Class A                                                       1,420,333       525,877      (3,327,671)      (1,381,461)
Class B                                                         123,189        57,046        (729,908)        (549,673)
Class C                                                          46,590         9,561         (89,076)         (32,925)
---------------------------------------------------------------------------------------------------------------------------

                                                                                YEAR ENDED AUG. 31, 2007
                                                                           ISSUED FOR
                                                                           REINVESTED                           NET
RIVERSOURCE OHIO TAX-EXEMPT FUND                                SOLD      DISTRIBUTIONS    REDEEMED     INCREASE (DECREASE)
---------------------------------------------------------------------------------------------------------------------------
Class A                                                         678,716       199,794      (1,553,012)        (674,502)
Class B                                                          32,090        18,264        (382,685)        (332,331)
Class C                                                          14,188         5,838        (120,483)        (100,457)
---------------------------------------------------------------------------------------------------------------------------

                                                                              PERIOD ENDED AUG. 31, 2006(A)
                                                                           ISSUED FOR
                                                                           REINVESTED                           NET
                                                                SOLD      DISTRIBUTIONS    REDEEMED     INCREASE (DECREASE)
---------------------------------------------------------------------------------------------------------------------------
Class A                                                         194,690        36,662        (401,786)        (170,434)
Class B                                                          10,118         3,603         (96,356)         (82,635)
Class C                                                           2,707         1,235         (20,427)         (16,485)
---------------------------------------------------------------------------------------------------------------------------

                                                                                YEAR ENDED JUNE 30, 2006
                                                                           ISSUED FOR
                                                                           REINVESTED                           NET
                                                                SOLD      DISTRIBUTIONS    REDEEMED     INCREASE (DECREASE)
---------------------------------------------------------------------------------------------------------------------------
Class A                                                         892,271       229,263      (2,470,653)      (1,349,119)
Class B                                                          35,150        26,859        (554,877)        (492,868)
Class C                                                          21,350         7,950         (86,600)         (57,300)
---------------------------------------------------------------------------------------------------------------------------

(a)  For the period from July 1, 2006 to Aug. 31, 2006.

5. INTEREST RATE FUTURES CONTRACTS

At Aug. 31, 2007, RiverSource California Tax-Exempt Fund's investments in securities included securities valued at $147,909 that were pledged as collateral to cover initial margin deposits on 117 open sale contracts. The notional market value of the open sale contracts at Aug. 31, 2007 was $12,484,266 with a net unrealized loss of $31,117. See "Summary of significant accounting policies" and "Notes to investments in securities."

At Aug. 31, 2007, RiverSource Massachusetts Tax-Exempt Fund's investments in securities included securities valued at $52,900 that were pledged as collateral to cover initial margin deposits on 36 open sale contracts. The notional market value of the open

--------------------------------------------------------------------------------

                    RIVERSOURCE STATE TAX-EXEMPT FUNDS -- 2007 ANNUAL REPORT 81 sale contracts at Aug. 31, 2007 was $3,841,313 with a net unrealized loss of $9,413. See "Summary of significant accounting policies" and "Notes to investments in securities."

At Aug. 31, 2007, RiverSource Michigan Tax-Exempt Fund's investments in securities included securities valued at $52,253 that were pledged as collateral to cover initial margin deposits on 30 open sale contracts. The notional market value of the open sale contracts at Aug. 31, 2007 was $3,201,094 with a net unrealized loss of $7,606. See "Summary of significant accounting policies" and "Notes to investments in securities."

At Aug. 31, 2007, RiverSource Minnesota Tax-Exempt Fund's investments in securities included securities valued at 278,790 that were pledged as collateral to cover initial margin deposits on 221 open sale contracts. The notional market value of the open sale contracts at Aug. 31, 2007 was $23,581,392 with a net unrealized loss of $57,969. See "Summary of significant accounting policies" and "Notes to investments in securities."

At Aug. 31, 2007, RiverSource New York Tax-Exempt Fund's investments in securities included securities valued at $50,712 that were pledged as collateral to cover initial margin deposits on 47 open sale contracts. The notional market value of the open sale contracts at Aug. 31, 2007 was $5,015,047 with a net unrealized loss of $12,204. See "Summary of significant accounting policies" and "Notes to investments in securities."

At Aug. 31, 2007, RiverSource Ohio Tax-Exempt Fund's investments in securities included securities valued at $43,381 that were pledged as collateral to cover initial margin deposits on 32 open sale contracts. The notional market value of the open sale contracts at Aug. 31, 2007 was $3,414,500 with a net unrealized loss of $7,768. See "Summary of significant accounting policies" and "Notes to investments in securities."

6. INTEREST RATE SWAP CONTRACTS

At Aug. 31, 2007, the following Funds had open interest rate swap contracts:

RiverSource California Tax-Exempt Fund

                                 NOTIONAL                                   PAY/RECEIVE                 FIXED RATE PAYMENT
COUNTERPARTY                      AMOUNT         FLOATING RATE INDEX       FLOATING RATE   FIXED RATE       FREQUENCY
--------------------------------------------------------------------------------------------------------------------------
Lehman Brothers Special
Financing Inc.                  $2,000,000   Municipal Market Data Index          Pay         4.05%      Upon termination
Lehman Brothers Special
Financing Inc.                   2,000,000   Municipal Market Data Index          Pay         4.05       Upon termination
Lehman Brothers Special
Financing Inc.                   2,000,000   Municipal Market Data Index          Pay         4.05       Upon termination
Lehman Brothers Special
Financing Inc.                   2,000,000   USD-BMA Municipal Swap Index     Receive         3.80       Quarterly
Lehman Brothers Special
Financing Inc.                   2,000,000   USD-BMA Municipal Swap Index     Receive         3.80       Quarterly
Lehman Brothers Special
Financing Inc.                   2,000,000   USD-BMA Municipal Swap Index     Receive         3.80       Quarterly
--------------------------------------------------------------------------------------------------------------------------
Total
--------------------------------------------------------------------------------------------------------------------------

                                                                   UNREALIZED
                                                  TERMINATION     APPRECIATION
COUNTERPARTY                    EFFECTIVE DATE       DATE        (DEPRECIATION)
Lehman Brothers Special
Financing Inc.                  Aug. 28, 2007    Nov. 29, 2007      $13,878
Lehman Brothers Special
Financing Inc.                  Aug. 28, 2007    Nov. 30, 2007       13,878
Lehman Brothers Special
Financing Inc.                  Aug. 28, 2007    Dec. 3, 2007        13,878
Lehman Brothers Special
Financing Inc.                  Nov. 27, 2007    Nov. 27, 2017        6,708
Lehman Brothers Special
Financing Inc.                  Nov. 28, 2007    Nov. 28, 2017        6,708
Lehman Brothers Special
Financing Inc.                  Nov. 29, 2007    Nov. 29, 2017        6,708
----------------------------------------------------------------------------------------------
Total                                                               $61,758
--------------------------------------------------------------------------------------------------------------

RiverSource Massachusetts Tax-Exempt Fund

                                  NOTIONAL                                  PAY/RECEIVE                 FIXED RATE PAYMENT
COUNTERPARTY                       AMOUNT        FLOATING RATE INDEX       FLOATING RATE   FIXED RATE       FREQUENCY
--------------------------------------------------------------------------------------------------------------------------
Lehman Brothers Special
Financing Inc.                    $560,000   Municipal Market Data Index          Pay         4.05%     Upon termination
Lehman Brothers Special
Financing Inc.                     560,000   Municipal Market Data Index          Pay         4.05      Upon termination
Lehman Brothers Special
Financing Inc.                     580,000   Municipal Market Data Index          Pay         4.05      Upon termination
Lehman Brothers Special
Financing Inc.                     560,000   USD-BMA Municipal Swap Index     Receive         3.80      Quarterly
Lehman Brothers Special
Financing Inc.                     560,000   USD-BMA Municipal Swap Index     Receive         3.80      Quarterly
Lehman Brothers Special
Financing Inc.                     580,000   USD-BMA Municipal Swap Index     Receive         3.80      Quarterly
--------------------------------------------------------------------------------------------------------------------------
Total
--------------------------------------------------------------------------------------------------------------------------

                                                                     UNREALIZED
                                                    TERMINATION     APPRECIATION
COUNTERPARTY                      EFFECTIVE DATE       DATE        (DEPRECIATION)
--------------------------------------------------------------------------------------------------------------------------
Lehman Brothers Special
Financing Inc.                    Aug. 28, 2007    Nov. 29, 2007      $ 3,886
Lehman Brothers Special
Financing Inc.                    Aug. 28, 2007    Nov. 30, 2007        3,886
Lehman Brothers Special
Financing Inc.                    Aug. 28, 2007    Dec. 3, 2007         4,025
Lehman Brothers Special
Financing Inc.                    Nov. 27, 2007    Nov. 27, 2017        1,878
Lehman Brothers Special
Financing Inc.                    Nov. 28, 2007    Nov. 28, 2017        1,878
Lehman Brothers Special
Financing Inc.                    Nov. 29, 2007    Nov. 29, 2017        1,945
--------------------------------------------------------------------------------------------------------------------------
Total                                                                 $17,498
--------------------------------------------------------------------------------------------------------------------------

RiverSource Michigan Tax-Exempt Fund

                                  NOTIONAL                                  PAY/RECEIVE                 FIXED RATE PAYMENT
COUNTERPARTY                       AMOUNT        FLOATING RATE INDEX       FLOATING RATE   FIXED RATE       FREQUENCY
--------------------------------------------------------------------------------------------------------------------------
Lehman Brothers Special
Financing Inc.                    $460,000   Municipal Market Data Index          Pay         4.05%     Upon termination
Lehman Brothers Special
Financing Inc.                     460,000   Municipal Market Data Index          Pay         4.05      Upon termination
Lehman Brothers Special
Financing Inc.                     480,000   Municipal Market Data Index          Pay         4.05      Upon termination
Lehman Brothers Special
Financing Inc.                     460,000   USD-BMA Municipal Swap Index     Receive         3.80      Quarterly
Lehman Brothers Special
Financing Inc.                     460,000   USD-BMA Municipal Swap Index     Receive         3.80      Quarterly
Lehman Brothers Special
Financing Inc.                     480,000   USD-BMA Municipal Swap Index     Receive         3.80      Quarterly
--------------------------------------------------------------------------------------------------------------------------
Total
--------------------------------------------------------------------------------------------------------------------------

                                                                     UNREALIZED
                                                    TERMINATION     APPRECIATION
COUNTERPARTY                      EFFECTIVE DATE       DATE        (DEPRECIATION)
--------------------------------------------------------------------------------------------------------------------------
Lehman Brothers Special
Financing Inc.                    Aug. 28, 2007    Nov. 29, 2007      $ 3,192
Lehman Brothers Special
Financing Inc.                    Aug. 28, 2007    Nov. 30, 2007        3,192
Lehman Brothers Special
Financing Inc.                    Aug. 28, 2007    Dec. 3, 2007         3,330
Lehman Brothers Special
Financing Inc.                    Nov. 27, 2007    Nov. 27, 2017        1,543
Lehman Brothers Special
Financing Inc.                    Nov. 28, 2007    Nov. 28, 2017        1,543
Lehman Brothers Special
Financing Inc.                    Nov. 29, 2007    Nov. 29, 2017        1,610
--------------------------------------------------------------------------------------------------------------------------
Total                                                                 $14,410
--------------------------------------------------------------------------------------------------------------------------

--------------------------------------------------------------------------------

 82 RIVERSOURCE STATE TAX-EXEMPT FUNDS -- 2007 ANNUAL REPORT

RiverSource Minnesota Tax-Exempt Fund

                                   NOTIONAL                                   PAY/RECEIVE                 FIXED RATE PAYMENT
COUNTERPARTY                        AMOUNT         FLOATING RATE INDEX       FLOATING RATE   FIXED RATE       FREQUENCY
----------------------------------------------------------------------------------------------------------------------------
Lehman Brothers Special
Financing Inc.                    $3,700,000   Municipal Market Data Index          Pay         4.05%     Upon termination
Lehman Brothers Special
Financing Inc.                     3,700,000   Municipal Market Data Index          Pay         4.05      Upon termination
Lehman Brothers Special
Financing Inc.                     3,700,000   Municipal Market Data Index          Pay         4.05      Upon termination
Lehman Brothers Special
Financing Inc.                     3,700,000   USD-BMA Municipal Swap Index     Receive         3.80      Quarterly
Lehman Brothers Special
Financing Inc.                     3,700,000   USD-BMA Municipal Swap Index     Receive         3.80      Quarterly
Lehman Brothers Special
Financing Inc.                     3,700,000   USD-BMA Municipal Swap Index     Receive         3.80      Quarterly
----------------------------------------------------------------------------------------------------------------------------
Total
----------------------------------------------------------------------------------------------------------------------------

                                                                     UNREALIZED
                                                    TERMINATION     APPRECIATION
COUNTERPARTY                      EFFECTIVE DATE       DATE        (DEPRECIATION)
----------------------------------------------------------------------------------------------------------------------------
Lehman Brothers Special
Financing Inc.                    Aug. 28, 2007    Nov. 29, 2007      $ 25,674
Lehman Brothers Special
Financing Inc.                    Aug. 28, 2007    Nov. 30, 2007        25,675
Lehman Brothers Special
Financing Inc.                    Aug. 28, 2007    Dec. 3, 2007         25,674
Lehman Brothers Special
Financing Inc.                    Nov. 27, 2007    Nov. 27, 2017        12,410
Lehman Brothers Special
Financing Inc.                    Nov. 28, 2007    Nov. 28, 2017        12,410
Lehman Brothers Special
Financing Inc.                    Nov. 29, 2007    Nov. 29, 2017        12,410
----------------------------------------------------------------------------------------------------------------------------
Total                                                                 $114,253
----------------------------------------------------------------------------------------------------------------------------

RiverSource New York Tax-Exempt Fund

                                  NOTIONAL                                  PAY/RECEIVE                 FIXED RATE PAYMENT
COUNTERPARTY                       AMOUNT        FLOATING RATE INDEX       FLOATING RATE   FIXED RATE       FREQUENCY
--------------------------------------------------------------------------------------------------------------------------
Lehman Brothers Special
Financing Inc.                    $760,000   Municipal Market Data Index          Pay         4.05%     Upon termination
Lehman Brothers Special
Financing Inc.                     760,000   Municipal Market Data Index          Pay         4.05      Upon termination
Lehman Brothers Special
Financing Inc.                     780,000   Municipal Market Data Index          Pay         4.05      Upon termination
Lehman Brothers Special
Financing Inc.                     760,000   USD-BMA Municipal Swap Index     Receive         3.80      Quarterly
Lehman Brothers Special
Financing Inc.                     760,000   USD-BMA Municipal Swap Index     Receive         3.80      Quarterly
Lehman Brothers Special
Financing Inc.                     780,000   USD-BMA Municipal Swap Index     Receive         3.80      Quarterly
--------------------------------------------------------------------------------------------------------------------------
Total
--------------------------------------------------------------------------------------------------------------------------

                                                                     UNREALIZED
                                                    TERMINATION     APPRECIATION
COUNTERPARTY                      EFFECTIVE DATE       DATE        (DEPRECIATION)
--------------------------------------------------------------------------------------------------------------------------
Lehman Brothers Special
Financing Inc.                    Aug. 28, 2007    Nov. 29, 2007      $ 5,274
Lehman Brothers Special
Financing Inc.                    Aug. 28, 2007    Nov. 30, 2007        5,274
Lehman Brothers Special
Financing Inc.                    Aug. 28, 2007    Dec. 3, 2007         5,412
Lehman Brothers Special
Financing Inc.                    Nov. 27, 2007    Nov. 27, 2017        2,549
Lehman Brothers Special
Financing Inc.                    Nov. 28, 2007    Nov. 28, 2017        2,549
Lehman Brothers Special
Financing Inc.                    Nov. 29, 2007    Nov. 29, 2017        2,616
--------------------------------------------------------------------------------------------------------------------------
Total                                                                 $23,674
--------------------------------------------------------------------------------------------------------------------------

RiverSource Ohio Tax-Exempt Fund

                                 NOTIONAL                                  PAY/RECEIVE                 FIXED RATE PAYMENT
COUNTERPARTY                      AMOUNT        FLOATING RATE INDEX       FLOATING RATE   FIXED RATE       FREQUENCY
-------------------------------------------------------------------------------------------------------------------------
Lehman Brothers Special
Financing Inc.                   $500,000   Municipal Market Data Index          Pay         4.05%     Upon termination
Lehman Brothers Special
Financing Inc.                    500,000   Municipal Market Data Index          Pay         4.05      Upon termination
Lehman Brothers Special
Financing Inc.                    500,000   Municipal Market Data Index          Pay         4.05      Upon termination
Lehman Brothers Special
Financing Inc.                    500,000   USD-BMA Municipal Swap Index     Receive         3.80      Quarterly
Lehman Brothers Special
Financing Inc.                    500,000   USD-BMA Municipal Swap Index     Receive         3.80      Quarterly
Lehman Brothers Special
Financing Inc.                    500,000   USD-BMA Municipal Swap Index     Receive         3.80      Quarterly
-------------------------------------------------------------------------------------------------------------------------
Total
-------------------------------------------------------------------------------------------------------------------------

                                                                    UNREALIZED
                                                   TERMINATION     APPRECIATION
COUNTERPARTY                     EFFECTIVE DATE       DATE        (DEPRECIATION)
-------------------------------------------------------------------------------------------------------------------------
Lehman Brothers Special
Financing Inc.                   Aug. 28, 2007    Nov. 29, 2007      $ 3,469
Lehman Brothers Special
Financing Inc.                   Aug. 28, 2007    Nov. 30, 2007        3,470
Lehman Brothers Special
Financing Inc.                   Aug. 28, 2007    Dec. 3, 2007         3,470
Lehman Brothers Special
Financing Inc.                   Nov. 27, 2007    Nov. 27, 2017        1,677
Lehman Brothers Special
Financing Inc.                   Nov. 28, 2007    Nov. 28, 2017        1,677
Lehman Brothers Special
Financing Inc.                   Nov. 29, 2007    Nov. 29, 2017        1,677
-------------------------------------------------------------------------------------------------------------------------
Total                                                                $15,440
-------------------------------------------------------------------------------------------------------------------------

7. BANK BORROWINGS

Each Fund has a revolving credit agreement with a syndicate of banks headed by JPMorgan Chase Bank, N.A. (JPMCB), whereby the Fund may borrow for the temporary funding of shareholder redemptions or for other temporary or emergency purposes. The agreement went into effect Sept. 19, 2006. Each Fund must maintain asset coverage for borrowings of at least 300%. The agreement, which enables each Fund to participate with other RiverSource funds, permits borrowings up to $500 million, collectively. Interest is charged to each Fund based on its borrowings at a rate equal to either the higher of the federal funds effective rate plus 0.40% or the JPMCB Prime Commercial Lending Rate. Borrowings are payable within 60 days after such loan is executed. Each Fund also pays a commitment fee equal to its pro rata share of the amount of the credit facility at a rate of 0.06% per annum. Prior to this agreement, each Fund paid a commitment fee equal to its pro rata share of the amount of the credit facility at a rate of 0.07% per annum. None of the Funds had borrowings under the facility during the year ended Aug. 31, 2007.

8. CAPITAL LOSS CARRY-OVER AND POST-OCTOBER LOSS

For federal income tax purposes, capital loss carry-overs at Aug. 31, 2007 are as follows:

FUND                                          2013       2014
---------------------------------------------------------------
RiverSource Massachusetts Tax-Exempt Fund   $     --   $ 32,687
RiverSource Minnesota Tax-Exempt Fund        993,611    913,006

Because the measurement periods for a regulated investment company's income are different for excise tax purposes verses income tax purposes, special rules are in place to protect the amount of earnings and profits needed to support excise tax distributions. As a result, the Funds are permitted to treat net capital losses realized between November 1 and its fiscal year end ("post-October loss") as occurring on the first day of the following tax year. At Aug. 31, 2007, RiverSource Massachusetts Tax-Exempt Fund and RiverSource Minnesota Tax-Exempt Fund had a post-October loss of $88,364 and $530,743, respectively that are treated as occurring on Sept. 1, 2007.

It is unlikely the Board will authorize distributions of any net realized capital gains for the Funds until the respective capital loss carry-overs have been offset or expire.

--------------------------------------------------------------------------------

                    RIVERSOURCE STATE TAX-EXEMPT FUNDS -- 2007 ANNUAL REPORT  83

9. INFORMATION REGARDING PENDING AND SETTLED LEGAL PROCEEDINGS

In June 2004, an action captioned John E. Gallus et al. v. American Express Financial Corp. and American Express Financial Advisors Inc., was filed in the United States District Court for the District of Arizona. The plaintiffs allege that they are investors in several American Express Company mutual funds and they purport to bring the action derivatively on behalf of those funds under the Investment Company Act of 1940. The plaintiffs allege that fees allegedly paid to the defendants by the funds for investment advisory and administrative services are excessive. The plaintiffs seek remedies including restitution and rescission of investment advisory and distribution agreements. The plaintiffs voluntarily agreed to transfer this case to the United States District Court for the District of Minnesota. In response to defendants' motion to dismiss the complaint, the Court dismissed one of plaintiffs' four claims and granted plaintiffs limited discovery. Defendants moved for summary judgment in April 2007. Summary judgment was granted in the defendants' favor on July 9, 2007. The plaintiffs filed a notice of appeal with the Eighth Circuit Court of Appeals on August 8, 2007.

In December 2005, without admitting or denying the allegations, American Express Financial Corporation (AEFC, which is now known as Ameriprise Financial, Inc. (Ameriprise Financial)), the parent company of RiverSource Investments, LLC (RiverSource Investments), entered into settlement agreements with the Securities and Exchange Commission (SEC) and Minnesota Department of Commerce
(MDOC) related to market timing activities. In connection with these matters, the SEC and MDOC issued orders (the Orders) alleging that AEFC violated certain provisions of the federal and Minnesota securities laws by failing to adequately disclose market timing activities by allowing certain identified market timers to continue to market time contrary to disclosures in mutual fund and variable annuity product prospectuses. The Orders also alleged that AEFC failed to implement procedures to detect and prevent market timing in 401(k) plans for employees of AEFC and related companies and failed to adequately disclose that there were no such procedures. Pursuant to the MDOC Order, the MDOC also alleged that AEFC allowed inappropriate market timing to occur by failing to have written policies and procedures and failing to properly supervise its employees.

As a result of the Orders, AEFC was censured and ordered to cease and desist from committing or causing any violations of certain provisions of the Investment Advisers Act of 1940, the Investment Company Act of 1940, and various Minnesota laws. Pursuant to the terms of the Orders, AEFC agreed to pay disgorgement of $10 million and civil money penalties of $7 million. AEFC also agreed to make presentations at least annually to its board of directors and the relevant mutual funds' board that include an overview of policies and procedures to prevent market timing, material changes to these policies and procedures and whether disclosures related to market timing are consistent with the SEC order and federal securities laws. AEFC also agreed to retain an independent distribution consultant to assist in developing a plan for distribution of all disgorgement and civil penalties ordered by the SEC in accordance with various undertakings detailed at http://www.sec.gov/litigation/admin/ia-2451.pdf. In addition, AEFC agreed to complete and submit to the MDOC a compliance review of its procedures regarding market timing within one year of the MDOC Order, including a summary of actions taken to ensure compliance with applicable laws and regulations and certification by a senior officer regarding compliance and supervisory procedures.

Ameriprise Financial and its affiliates have cooperated with the SEC and the MDOC in these legal proceedings, and have made regular reports to the RiverSource Funds' Boards of Directors/Trustees.

Ameriprise Financial and certain of its affiliates have historically been involved in a number of legal, arbitration and regulatory proceedings, including routine litigation, class actions, and governmental actions, concerning matters arising in connection with the conduct of their business activities. Ameriprise Financial believes that the Funds are not currently the subject of, and that neither Ameriprise Financial nor any of its affiliates are the subject of, any pending legal, arbitration or regulatory proceedings that are likely to have a material adverse effect on the Funds or the ability of Ameriprise Financial or its affiliates to perform under their contracts with the Funds. Ameriprise Financial is required to make 10-Q, 10-K and, as necessary, 8-K filings with the Securities and Exchange Commission on legal and regulatory matters that relate to Ameriprise Financial and its affiliates. Copies of these filings may be obtained by accessing the SEC website at www.sec.gov.

There can be no assurance that these matters, or the adverse publicity associated with them, will not result in increased fund redemptions, reduced sale of fund shares or other adverse consequences to the Funds. Further, although we believe proceedings are not likely to have a material adverse effect on the Funds or the ability of Ameriprise Financial or its affiliates to perform under their contracts with the Funds, these proceedings are subject to uncertainties and, as such, we are unable to estimate the possible loss or range of loss that may result. An adverse outcome in one or more of these proceedings could result in adverse judgments, settlements, fines, penalties or other relief that could have a material adverse effect on the consolidated financial condition or results of operations of Ameriprise Financial.

10. CHANGE OF FUNDS' FISCAL YEAR

The By-Laws of each Fund were amended on April 13, 2006, changing their fiscal year end from June 30 to Aug. 31, effective Aug. 31, 2006.

--------------------------------------------------------------------------------

 84 RIVERSOURCE STATE TAX-EXEMPT FUNDS -- 2007 ANNUAL REPORT

11. SUBSEQUENT EVENTS

The Board of Trustees (Board) of each of RiverSource Massachusetts Tax-Exempt Fund, RiverSource Michigan Tax-Exempt Fund and RiverSource Ohio Tax-Exempt Fund (Selling Funds) has approved in principle proposed mergers of each of the Selling Funds into RiverSource Tax-Exempt High Income Fund. Completion of each merger is subject to approval by shareholders of each Selling Fund. It is currently anticipated that proxy materials regarding the proposed mergers will be distributed to shareholders of the Selling Funds during the fourth quarter of 2007, and that a meeting of shareholders to consider the proposed mergers will be scheduled for the first quarter of 2008.

The Board of Trustees (Board) of RiverSource Minnesota Tax-Exempt Fund (Fund) has approved in principle a proposal to change the classification of the Fund from a "diversified" fund to a "non-diversified" fund as such terms are defined under the Investment Company Act of 1940, as amended. This proposal is subject to approval by shareholders of the Fund. It is currently anticipated that proxy materials regarding the proposal will be distributed to shareholders of the Fund during the fourth quarter of 2007, and that a meeting of shareholders to consider the proposal will be scheduled for the first quarter of 2008.

12. FINANCIAL HIGHLIGHTS

The tables below show certain important financial information for evaluating each Fund's results.

RiverSource California Tax-Exempt Fund

CLASS A

PER SHARE INCOME AND CAPITAL CHANGES(A)
                                         YEAR ENDED      PERIOD ENDED
                                          AUG. 31,         AUG. 31,                         YEAR ENDED JUNE 30,
                                            2007           2006(B)              2006           2005           2004           2003
Net asset value, beginning of period       $5.16            $5.06              $5.27          $5.11          $5.37          $5.23
---------------------------------------------------------------------------------------------------------------------------------
INCOME FROM INVESTMENT OPERATIONS:
Net investment income (loss)                 .20(c)           .03                .19            .20            .21            .23
Net gains (losses) (both realized and
 unrealized)                                (.13)             .10               (.15)           .23           (.20)           .14
---------------------------------------------------------------------------------------------------------------------------------
Total from investment operations             .07              .13                .04            .43            .01            .37
---------------------------------------------------------------------------------------------------------------------------------
LESS DISTRIBUTIONS:
Dividends from net investment income        (.20)            (.03)              (.19)          (.20)          (.21)          (.23)
Distributions from realized gains             --               --               (.06)          (.07)          (.06)            --
---------------------------------------------------------------------------------------------------------------------------------
Total distributions                         (.20)            (.03)              (.25)          (.27)          (.27)          (.23)
---------------------------------------------------------------------------------------------------------------------------------
Net asset value, end of period             $5.03            $5.16              $5.06          $5.27          $5.11          $5.37
---------------------------------------------------------------------------------------------------------------------------------
RATIOS/SUPPLEMENTAL DATA
Net assets, end of period (in millions)     $164             $170               $171           $190           $194           $237
---------------------------------------------------------------------------------------------------------------------------------
Ratio of expenses to average daily net
 assets,
 excluding interest and fee expense(d)      .79%(e)          .79%(e),(f)        .81%(e)        .86%           .86%           .85%
---------------------------------------------------------------------------------------------------------------------------------
Ratio of expenses to average daily net
 assets,
 including interest and fee expense(g)      .80%(e)           N/A                N/A            N/A            N/A            N/A
---------------------------------------------------------------------------------------------------------------------------------
Ratio of net investment income (loss) to
 average
 daily net assets                          3.89%            3.81%(f)           3.69%          3.71%          4.03%          4.34%
---------------------------------------------------------------------------------------------------------------------------------
Portfolio turnover rate
 (excluding short-term securities)           62%               7%                20%            28%            30%            95%
---------------------------------------------------------------------------------------------------------------------------------
Total return(h)                            1.35%            2.63%(i)            .81%          8.53%           .25%          7.26%
---------------------------------------------------------------------------------------------------------------------------------

(a)  For a share outstanding throughout the period. Rounded to the nearest cent.
(b)  For the period from July 1, 2006 to Aug. 31, 2006.
(c) Per share amount has been calculated using average shares outstanding method.
(d) Expense ratio is based on total expenses of the Fund after Investment Manager waiver/reimbursement and before reduction of earnings and bank fee credits on cash balances.
(e) The Investment Manager and its affiliates waived/reimbursed the Fund for certain expenses. Had they not done so, the annual ratios of expenses for Class A would have been 0.87%, excluding interest and fee expense, and 0.88%, including interest and fee expense, for the year ended Aug. 31, 2007, and 0.87%, excluding interest and fee expense for the period ended Aug. 31, 2006, and 0.88%, excluding interest and fee expense for the year ended June 30, 2006.
(f)  Adjusted to an annual basis.
(g) Ratios include interest and fee expense related to the Fund's participation in certain inverse floater programs. Due to an equal increase in interest income from fixed rate municipal bonds held in trust, there is no impact on the Fund's net assets, net asset value per share, total return or net investment income.
(h)  Total return does not reflect payment of a sales charge.
(i)  Not annualized.

--------------------------------------------------------------------------------

                    RIVERSOURCE STATE TAX-EXEMPT FUNDS -- 2007 ANNUAL REPORT  85

RiverSource California Tax-Exempt Fund

CLASS B

PER SHARE INCOME AND CAPITAL CHANGES(A)
                                         YEAR ENDED      PERIOD ENDED
                                          AUG. 31,         AUG. 31,                         YEAR ENDED JUNE 30,
                                            2007           2006(B)              2006           2005           2004           2003
Net asset value, beginning of period       $5.16            $5.06              $5.27          $5.11          $5.37          $5.23
---------------------------------------------------------------------------------------------------------------------------------
INCOME FROM INVESTMENT OPERATIONS:
Net investment income (loss)                 .16(c)           .03                .15            .16            .17            .19
Net gains (losses) (both realized and
 unrealized)                                (.13)             .10               (.15)           .23           (.20)           .14
---------------------------------------------------------------------------------------------------------------------------------
Total from investment operations             .03              .13                 --            .39           (.03)           .33
---------------------------------------------------------------------------------------------------------------------------------
LESS DISTRIBUTIONS:
Dividends from net investment income        (.16)            (.03)              (.15)          (.16)          (.17)          (.19)
Distributions from realized gains             --               --               (.06)          (.07)          (.06)            --
---------------------------------------------------------------------------------------------------------------------------------
Total distributions                         (.16)            (.03)              (.21)          (.23)          (.23)          (.19)
---------------------------------------------------------------------------------------------------------------------------------
Net asset value, end of period             $5.03            $5.16              $5.06          $5.27          $5.11          $5.37
---------------------------------------------------------------------------------------------------------------------------------
RATIOS/SUPPLEMENTAL DATA
Net assets, end of period (in millions)       $6               $9                $11            $16            $21            $27
---------------------------------------------------------------------------------------------------------------------------------
Ratio of expenses to average daily net
 assets,
 excluding interest and fee expense(d)     1.54%(e)         1.55%(e),(f)       1.57%(e)       1.61%          1.61%          1.60%
---------------------------------------------------------------------------------------------------------------------------------
Ratio of expenses to average daily net
 assets,
 including interest and fee expense(g)     1.55%(e)           N/A                N/A            N/A            N/A            N/A
---------------------------------------------------------------------------------------------------------------------------------
Ratio of net investment income (loss) to
 average
 daily net assets                          3.12%            3.01%(f)           2.92%          2.95%          3.28%          3.58%
---------------------------------------------------------------------------------------------------------------------------------
Portfolio turnover rate
 (excluding short-term securities)           62%               7%                20%            28%            30%            95%
---------------------------------------------------------------------------------------------------------------------------------
Total return(h)                             .59%            2.50%(i)            .05%          7.72%          (.50%)         6.44%
---------------------------------------------------------------------------------------------------------------------------------

(a)  For a share outstanding throughout the period. Rounded to the nearest cent.
(b)  For the period from July 1, 2006 to Aug. 31, 2006.
(c) Per share amount has been calculated using average shares outstanding method.
(d) Expense ratio is based on total expenses of the Fund after Investment Manager waiver/reimbursement and before reduction of earnings and bank fee credits on cash balances.
(e) The Investment Manager and its affiliates waived/reimbursed the Fund for certain expenses. Had they not done so, the annual ratios of expenses for Class B would have been 1.62%, excluding interest and fee expense, and 1.63%, including interest and fee expense, for the year ended Aug. 31, 2007, and 1.62%, excluding interest and fee expense for the period ended Aug. 31, 2006, and 1.63%, excluding interest and fee expense for the year ended June 30, 2006.
(f)  Adjusted to an annual basis.
(g) Ratios include interest and fee expense related to the Fund's participation in certain inverse floater programs. Due to an equal increase in interest income from fixed rate municipal bonds held in trust, there is no impact on the Fund's net assets, net asset value per share, total return or net investment income.
(h)  Total return does not reflect payment of a sales charge.
(i)  Not annualized.

--------------------------------------------------------------------------------

 86 RIVERSOURCE STATE TAX-EXEMPT FUNDS -- 2007 ANNUAL REPORT

RiverSource California Tax-Exempt Fund

CLASS C

PER SHARE INCOME AND CAPITAL CHANGES(A)
                                         YEAR ENDED      PERIOD ENDED
                                          AUG. 31,         AUG. 31,                         YEAR ENDED JUNE 30,
                                            2007           2006(B)              2006           2005           2004           2003
Net asset value, beginning of period       $5.17            $5.07              $5.28          $5.12          $5.38          $5.24
---------------------------------------------------------------------------------------------------------------------------------
INCOME FROM INVESTMENT OPERATIONS:
Net investment income (loss)                 .16(c)           .03                .15            .16            .17            .19
Net gains (losses) (both realized and
 unrealized)                                (.13)             .10               (.15)           .23           (.20)           .14
---------------------------------------------------------------------------------------------------------------------------------
Total from investment operations             .03              .13                 --            .39           (.03)           .33
---------------------------------------------------------------------------------------------------------------------------------
LESS DISTRIBUTIONS:
Dividends from net investment income        (.16)            (.03)              (.15)          (.16)          (.17)          (.19)
Distributions from realized gains             --               --               (.06)          (.07)          (.06)            --
---------------------------------------------------------------------------------------------------------------------------------
Total distributions                         (.16)            (.03)              (.21)          (.23)          (.23)          (.19)
---------------------------------------------------------------------------------------------------------------------------------
Net asset value, end of period             $5.04            $5.17              $5.07          $5.28          $5.12          $5.38
---------------------------------------------------------------------------------------------------------------------------------
RATIOS/SUPPLEMENTAL DATA
Net assets, end of period (in millions)       $2               $2                 $2             $3             $4             $5
---------------------------------------------------------------------------------------------------------------------------------
Ratio of expenses to average daily net
 assets,
 excluding interest and fee expense(d)     1.54%(e)         1.55%(e),(f)       1.58%(e)       1.62%          1.62%          1.61%
---------------------------------------------------------------------------------------------------------------------------------
Ratio of expenses to average daily net
 assets,
 including interest and fee expense(g)     1.55%(e)           N/A                N/A            N/A            N/A            N/A
---------------------------------------------------------------------------------------------------------------------------------
Ratio of net investment income (loss) to
 average
 daily net assets                          3.13%            3.05%(f)           2.93%          2.94%          3.27%          3.56%
---------------------------------------------------------------------------------------------------------------------------------
Portfolio turnover rate
 (excluding short-term securities)           62%               7%                20%            28%            30%            95%
---------------------------------------------------------------------------------------------------------------------------------
Total return(h)                             .60%            2.50%(i)            .06%          7.71%          (.50%)         6.43%
---------------------------------------------------------------------------------------------------------------------------------

(a)  For a share outstanding throughout the period. Rounded to the nearest cent.
(b)  For the period from July 1, 2006 to Aug. 31, 2006.
(c) Per share amount has been calculated using average shares outstanding method.
(d) Expense ratio is based on total expenses of the Fund after Investment Manager waiver/reimbursement and before reduction of earnings and bank fee credits on cash balances.
(e) The Investment Manager and its affiliates waived/reimbursed the Fund for certain expenses. Had they not done so, the annual ratios of expenses for Class C would have been 1.62%, excluding interest and fee expense, and 1.63%, including interest and fee expense, for the year ended Aug. 31, 2007, and 1.63%, excluding interest and fee expense for the period ended Aug. 31, 2006, and 1.64%, excluding interest and fee expense for the year ended June 30, 2006.
(f)  Adjusted to an annual basis.
(g) Ratios include interest and fee expense related to the Fund's participation in certain inverse floater programs. Due to an equal increase in interest income from fixed rate municipal bonds held in trust, there is no impact on the Fund's net assets, net asset value per share, total return or net investment income.
(h)  Total return does not reflect payment of a sales charge.
(i)  Not annualized.

--------------------------------------------------------------------------------

                    RIVERSOURCE STATE TAX-EXEMPT FUNDS -- 2007 ANNUAL REPORT  87

RiverSource Massachusetts Tax-Exempt Fund

CLASS A

PER SHARE INCOME AND CAPITAL CHANGES(A)
                                         YEAR ENDED      PERIOD ENDED
                                          AUG. 31,         AUG. 31,                         YEAR ENDED JUNE 30,
                                            2007           2006(B)           2006              2005           2004           2003
Net asset value, beginning of period       $5.33            $5.22              $5.45          $5.26          $5.51          $5.37
---------------------------------------------------------------------------------------------------------------------------------
INCOME FROM INVESTMENT OPERATIONS:
Net investment income (loss)                 .19(c)           .03                .18            .17            .18            .19
Net gains (losses) (both realized and
 unrealized)                                (.12)             .11               (.20)           .22           (.19)           .16
---------------------------------------------------------------------------------------------------------------------------------
Total from investment operations             .07              .14               (.02)           .39           (.01)           .35
---------------------------------------------------------------------------------------------------------------------------------
LESS DISTRIBUTIONS:
Dividends from net investment income        (.19)            (.03)              (.18)          (.17)          (.18)          (.19)
Distributions from realized gains             --               --               (.03)          (.03)          (.06)          (.02)
---------------------------------------------------------------------------------------------------------------------------------
Total distributions                         (.19)            (.03)              (.21)          (.20)          (.24)          (.21)
---------------------------------------------------------------------------------------------------------------------------------
Net asset value, end of period             $5.21            $5.33              $5.22          $5.45          $5.26          $5.51
---------------------------------------------------------------------------------------------------------------------------------
RATIOS/SUPPLEMENTAL DATA
Net assets, end of period (in millions)      $41              $49                $48            $56            $59            $73
---------------------------------------------------------------------------------------------------------------------------------
Ratio of expenses to average daily net
 assets,
 excluding interest and fee
 expense(d),(e)                             .79%             .79%(f)            .81%           .88%           .88%           .88%
---------------------------------------------------------------------------------------------------------------------------------
Ratio of expenses to average daily net
 assets,
 including interest and fee
 expense(e),(g)                             .83%             .82%(f)            .87%           .92%           .90%           .98%
---------------------------------------------------------------------------------------------------------------------------------
Ratio of net investment income (loss) to
 average
 daily net assets                          3.59%            3.52%(f)           3.38%          3.17%          3.35%          3.57%
---------------------------------------------------------------------------------------------------------------------------------
Portfolio turnover rate
 (excluding short-term securities)           24%               5%                17%             9%            14%           141%
---------------------------------------------------------------------------------------------------------------------------------
Total return(h)                            1.33%            2.72%(i)           (.29%)         7.42%          (.24%)         6.73%
---------------------------------------------------------------------------------------------------------------------------------

(a)  For a share outstanding throughout the period. Rounded to the nearest cent.
(b)  For the period from July 1, 2006 to Aug. 31, 2006.
(c) Per share amount has been calculated using average shares outstanding method.
(d) Expense ratio is based on total expenses of the Fund after Investment Manager waiver/reimbursement and before reduction of earnings and bank fee credits on cash balances.
(e) The Investment Manager and its affiliates waived/reimbursed the Fund for certain expenses. Had they not done so, the annual ratios of expenses for Class A would have been 1.02%, excluding interest and fee expense, and 1.06%, including interest and fee expense, for the year ended Aug. 31, 2007, and 1.05%, excluding interest and fee expense, and 1.08% including interest and fee expense, for the period ended Aug. 31, 2006, and 0.97%, 0.94%, 0.93% and 0.92%, excluding interest and fee expense, and 1.03%, 0.98%, 0.95% and 1.02%, including interest and fee expense, for the years ended June 30, 2006, 2005, 2004 and 2003, respectively.
(f)  Adjusted to an annual basis.
(g) Ratios include interest and fee expense related to the Fund's participation in certain inverse floater programs. Due to an equal increase in interest income from fixed rate municipal bonds held in trust, there is no impact on the Fund's net assets, net asset value per share, total return or net investment income.
(h)  Total return does not reflect payment of a sales charge.
(i)  Not annualized.

--------------------------------------------------------------------------------

 88 RIVERSOURCE STATE TAX-EXEMPT FUNDS -- 2007 ANNUAL REPORT

RiverSource Massachusetts Tax-Exempt Fund

CLASS B

PER SHARE INCOME AND CAPITAL CHANGES(A)
                                         YEAR ENDED      PERIOD ENDED
                                          AUG. 31,         AUG. 31,                         YEAR ENDED JUNE 30,
                                            2007           2006(B)           2006              2005           2004           2003
Net asset value, beginning of period       $5.33            $5.22              $5.45          $5.26          $5.51          $5.37
---------------------------------------------------------------------------------------------------------------------------------
INCOME FROM INVESTMENT OPERATIONS:
Net investment income (loss)                 .15(c)           .03                .14            .13            .14            .15
Net gains (losses) (both realized and
 unrealized)                                (.12)             .10               (.20)           .22           (.19)           .16
---------------------------------------------------------------------------------------------------------------------------------
Total from investment operations             .03              .13               (.06)           .35           (.05)           .31
---------------------------------------------------------------------------------------------------------------------------------
LESS DISTRIBUTIONS:
Dividends from net investment income        (.15)            (.02)              (.14)          (.13)          (.14)          (.15)
Distributions from realized gains             --               --               (.03)          (.03)          (.06)          (.02)
---------------------------------------------------------------------------------------------------------------------------------
Total distributions                         (.15)            (.02)              (.17)          (.16)          (.20)          (.17)
---------------------------------------------------------------------------------------------------------------------------------
Net asset value, end of period             $5.21            $5.33              $5.22          $5.45          $5.26          $5.51
---------------------------------------------------------------------------------------------------------------------------------
RATIOS/SUPPLEMENTAL DATA
Net assets, end of period (in millions)       $6               $9                $12            $18            $21            $24
---------------------------------------------------------------------------------------------------------------------------------
Ratio of expenses to average daily net
 assets,
 excluding interest and fee
 expense(d),(e)                            1.54%            1.55%(f)           1.58%          1.64%          1.64%          1.63%
---------------------------------------------------------------------------------------------------------------------------------
Ratio of expenses to average daily net
 assets,
 including interest and fee
 expense(e),(g)                            1.58%            1.58%(f)           1.64%          1.68%          1.66%          1.73%
---------------------------------------------------------------------------------------------------------------------------------
Ratio of net investment income (loss) to
 average
 daily net assets                          2.83%            2.72%(f)           2.61%          2.41%          2.59%          2.81%
---------------------------------------------------------------------------------------------------------------------------------
Portfolio turnover rate
 (excluding short-term securities)           24%               5%                17%             9%            14%           141%
---------------------------------------------------------------------------------------------------------------------------------
Total return(h)                             .57%            2.58%(i)          (1.05%)         6.61%          (.99%)         5.92%
---------------------------------------------------------------------------------------------------------------------------------

(a)  For a share outstanding throughout the period. Rounded to the nearest cent.
(b)  For the period from July 1, 2006 to Aug. 31, 2006.
(c) Per share amount has been calculated using average shares outstanding method.
(d) Expense ratio is based on total expenses of the Fund after Investment Manager waiver/reimbursement and before reduction of earnings and bank fee credits on cash balances.
(e) The Investment Manager and its affiliates waived/reimbursed the Fund for certain expenses. Had they not done so, the annual ratios of expenses for Class B would have been 1.77%, excluding interest and fee expense, and 1.81%, including interest and fee expense, for the year ended Aug. 31, 2007, and 1.79%, excluding interest and fee expense, and 1.82%, including interest and fee expense, for the period ended Aug. 31, 2006, and 1.72%, 1.69%, 1.69% and 1.68%, excluding interest and fee expense, and 1.78%, 1.73%, 1.71% and 1.78%, including interest and fee expense, for the years ended June 30, 2006, 2005, 2004 and 2003, respectively.
(f)  Adjusted to an annual basis.
(g) Ratios include interest and fee expense related to the Fund's participation in certain inverse floater programs. Due to an equal increase in interest income from fixed rate municipal bonds held in trust, there is no impact on the Fund's net assets, net asset value per share, total return or net investment income.
(h)  Total return does not reflect payment of a sales charge.
(i)  Not annualized.

--------------------------------------------------------------------------------

                    RIVERSOURCE STATE TAX-EXEMPT FUNDS -- 2007 ANNUAL REPORT  89

RiverSource Massachusetts Tax-Exempt Fund

CLASS C

PER SHARE INCOME AND CAPITAL CHANGES(A)
                                         YEAR ENDED      PERIOD ENDED
                                          AUG. 31,         AUG. 31,                         YEAR ENDED JUNE 30,
                                            2007           2006(B)           2006              2005           2004           2003
Net asset value, beginning of period       $5.32            $5.21              $5.44          $5.26          $5.51          $5.37
---------------------------------------------------------------------------------------------------------------------------------
INCOME FROM INVESTMENT OPERATIONS:
Net investment income (loss)                 .15(c)           .03                .14            .13            .14            .15
Net gains (losses) (both realized and
 unrealized)                                (.12)             .11               (.20)           .21           (.19)           .16
---------------------------------------------------------------------------------------------------------------------------------
Total from investment operations             .03              .14               (.06)           .34           (.05)           .31
---------------------------------------------------------------------------------------------------------------------------------
LESS DISTRIBUTIONS:
Dividends from net investment income        (.15)            (.03)              (.14)          (.13)          (.14)          (.15)
Distributions from realized gains             --               --               (.03)          (.03)          (.06)          (.02)
---------------------------------------------------------------------------------------------------------------------------------
Total distributions                         (.15)            (.03)              (.17)          (.16)          (.20)          (.17)
---------------------------------------------------------------------------------------------------------------------------------
Net asset value, end of period             $5.20            $5.32              $5.21          $5.44          $5.26          $5.51
---------------------------------------------------------------------------------------------------------------------------------
RATIOS/SUPPLEMENTAL DATA
Net assets, end of period (in millions)       $1               $1                 $1             $1             $2             $2
---------------------------------------------------------------------------------------------------------------------------------
Ratio of expenses to average daily net
 assets,
 excluding interest and fee
 expense(d),(e)                            1.54%            1.55%(f)           1.58%          1.64%          1.64%          1.64%
---------------------------------------------------------------------------------------------------------------------------------
Ratio of expenses to average daily net
 assets,
 including interest and fee
 expense(e),(g)                            1.58%            1.58%(f)           1.64%          1.68%          1.66%          1.74%
---------------------------------------------------------------------------------------------------------------------------------
Ratio of net investment income (loss) to
 average
 daily net assets                          2.83%            2.76%(f)           2.62%          2.41%          2.58%          2.88%
---------------------------------------------------------------------------------------------------------------------------------
Portfolio turnover rate
 (excluding short-term securities)           24%               5%                17%             9%            14%           141%
---------------------------------------------------------------------------------------------------------------------------------
Total return(h)                             .56%            2.59%(i)          (1.05%)         6.41%          (.97%)         5.91%
---------------------------------------------------------------------------------------------------------------------------------

(a)  For a share outstanding throughout the period. Rounded to the nearest cent.
(b)  For the period from July 1, 2006 to Aug. 31, 2006.
(c) Per share amount has been calculated using average shares outstanding method.
(d) Expense ratio is based on total expenses of the Fund after Investment Manager waiver/reimbursement and before reduction of earnings and bank fee credits on cash balances.
(e) The Investment Manager and its affiliates waived/reimbursed the Fund for certain expenses. Had they not done so, the annual ratios of expenses for Class C would have been 1.78%, excluding interest and fee expense, and 1.82%, including interest and fee expense, for the year ended Aug. 31, 2007, and 1.81%, excluding interest and fee expense, and 1.84%, including interest and fee expense, for the period ended Aug. 31, 2006, and 1.73%, 1.70%, 1.69% and 1.68%, excluding interest and fee expense, and 1.79%, 1.74%, 1.71% and 1.78%, including interest and fee expense, for the years ended June 30, 2006, 2005, 2004 and 2003, respectively.
(f)  Adjusted to an annual basis.
(g) Ratios include interest and fee expense related to the Fund's participation in certain inverse floater programs. Due to an equal increase in interest income from fixed rate municipal bonds held in trust, there is no impact on the Fund's net assets, net asset value per share, total return or net investment income.
(h)  Total return does not reflect payment of a sales charge.
(i)  Not annualized.

--------------------------------------------------------------------------------

 90 RIVERSOURCE STATE TAX-EXEMPT FUNDS -- 2007 ANNUAL REPORT

RiverSource Michigan Tax-Exempt Fund

CLASS A

PER SHARE INCOME AND CAPITAL CHANGES(A)
                                         YEAR ENDED      PERIOD ENDED
                                          AUG. 31,         AUG. 31,                         YEAR ENDED JUNE 30,
                                            2007           2006(B)           2006              2005           2004           2003
Net asset value, beginning of period       $5.25            $5.15              $5.35          $5.21          $5.47          $5.33
---------------------------------------------------------------------------------------------------------------------------------
INCOME FROM INVESTMENT OPERATIONS:
Net investment income (loss)                 .19(c)           .03                .18            .18            .19            .22
Net gains (losses) (both realized and
 unrealized)                                (.08)             .10               (.16)           .17           (.18)           .19
---------------------------------------------------------------------------------------------------------------------------------
Total from investment operations             .11              .13                .02            .35            .01            .41
---------------------------------------------------------------------------------------------------------------------------------
LESS DISTRIBUTIONS:
Dividends from net investment income        (.19)            (.03)              (.18)          (.18)          (.19)          (.22)
Distributions from realized gains             --               --               (.04)          (.03)          (.08)          (.05)
---------------------------------------------------------------------------------------------------------------------------------
Total distributions                         (.19)            (.03)              (.22)          (.21)          (.27)          (.27)
---------------------------------------------------------------------------------------------------------------------------------
Net asset value, end of period             $5.17            $5.25              $5.15          $5.35          $5.21          $5.47
---------------------------------------------------------------------------------------------------------------------------------
RATIOS/SUPPLEMENTAL DATA
Net assets, end of period (in millions)      $38              $46                $45            $53            $56            $70
---------------------------------------------------------------------------------------------------------------------------------
Ratio of expenses to average daily net
 assets,
 excluding interest and fee
 expense(d),(e)                             .79%             .79%(f)            .81%           .88%           .88%           .88%
---------------------------------------------------------------------------------------------------------------------------------
Ratio of expenses to average daily net
 assets,
 including interest and fee
 expense(e),(g)                             .81%             .81%(f)            .81%           .88%           .89%           .97%
---------------------------------------------------------------------------------------------------------------------------------
Ratio of net investment income (loss) to
 average
 daily net assets                          3.58%            3.44%(f)           3.38%          3.45%          3.55%          4.06%
---------------------------------------------------------------------------------------------------------------------------------
Portfolio turnover rate
 (excluding short-term securities)           20%               6%                16%             9%            32%           113%
---------------------------------------------------------------------------------------------------------------------------------
Total return(h)                            2.07%            2.54%(i)            .40%          6.80%           .19%          8.00%
---------------------------------------------------------------------------------------------------------------------------------

(a)  For a share outstanding throughout the period. Rounded to the nearest cent.
(b)  For the period from July 1, 2006 to Aug. 31, 2006.
(c) Per share amount has been calculated using average shares outstanding method.
(d) Expense ratio is based on total expenses of the Fund after Investment Manager waiver/reimbursement and before reduction of earnings and bank fee credits on cash balances.
(e) The Investment Manager and its affiliates waived/reimbursed the Fund for certain expenses. Had they not done so, the annual ratios of expenses for Class A would have been 1.06%, excluding interest and fee expense, and 1.08%, including interest and fee expense, for the year ended Aug. 31, 2007, and 1.09%, excluding interest and fee expense and 1.11%, including interest and fee expense, for the period ended Aug. 31, 2006, and 0.98%, 0.96%, 0.94% and 0.93%, excluding interest and fee expense, and 0.98%, 0.96%, 0.95% and 1.02%, including interest and fee expense, for the years ended June 30, 2006, 2005, 2004 and 2003, respectively.
(f)  Adjusted to an annual basis.
(g) Ratios include interest and fee expense related to the Fund's participation in certain inverse floater programs. Due to an equal increase in interest income from fixed rate municipal bonds held in trust, there is no impact on the Fund's net assets, net asset value per share, total return or net investment income.
(h)  Total return does not reflect payment of a sales charge.
(i)  Not annualized.

--------------------------------------------------------------------------------

                    RIVERSOURCE STATE TAX-EXEMPT FUNDS -- 2007 ANNUAL REPORT  91

RiverSource Michigan Tax-Exempt Fund

CLASS B

PER SHARE INCOME AND CAPITAL CHANGES(A)
                                         YEAR ENDED      PERIOD ENDED
                                          AUG. 31,         AUG. 31,                         YEAR ENDED JUNE 30,
                                            2007           2006(B)           2006              2005           2004           2003
Net asset value, beginning of period       $5.26            $5.16              $5.35          $5.21          $5.47          $5.33
---------------------------------------------------------------------------------------------------------------------------------
INCOME FROM INVESTMENT OPERATIONS:
Net investment income (loss)                 .15(c)           .02                .14            .14            .15            .18
Net gains (losses) (both realized and
 unrealized)                                (.09)             .10               (.15)           .17           (.18)           .19
---------------------------------------------------------------------------------------------------------------------------------
Total from investment operations             .06              .12               (.01)           .31           (.03)           .37
---------------------------------------------------------------------------------------------------------------------------------
LESS DISTRIBUTIONS:
Dividends from net investment income        (.15)            (.02)              (.14)          (.14)          (.15)          (.18)
Distributions from realized gains             --               --               (.04)          (.03)          (.08)          (.05)
---------------------------------------------------------------------------------------------------------------------------------
Total distributions                         (.15)            (.02)              (.18)          (.17)          (.23)          (.23)
---------------------------------------------------------------------------------------------------------------------------------
Net asset value, end of period             $5.17            $5.26              $5.16          $5.35          $5.21          $5.47
---------------------------------------------------------------------------------------------------------------------------------
RATIOS/SUPPLEMENTAL DATA
Net assets, end of period (in millions)       $1               $3                 $3             $5             $7             $9
---------------------------------------------------------------------------------------------------------------------------------
Ratio of expenses to average daily net
 assets,
 excluding interest and fee
 expense(d),(e)                            1.55%            1.55%(f)           1.58%          1.64%          1.63%          1.63%
---------------------------------------------------------------------------------------------------------------------------------
Ratio of expenses to average daily net
 assets,
 including interest and fee
 expense(e),(g)                            1.57%            1.57%(f)           1.58%          1.64%          1.64%          1.72%
---------------------------------------------------------------------------------------------------------------------------------
Ratio of net investment income (loss) to
 average
 daily net assets                          2.80%            2.65%(f)           2.61%          2.69%          2.79%          3.28%
---------------------------------------------------------------------------------------------------------------------------------
Portfolio turnover rate
 (excluding short-term securities)           20%               6%                16%             9%            32%           113%
---------------------------------------------------------------------------------------------------------------------------------
Total return(h)                            1.10%            2.39%(i)           (.17%)         5.99%          (.56%)         7.18%
---------------------------------------------------------------------------------------------------------------------------------

(a)  For a share outstanding throughout the period. Rounded to the nearest cent.
(b)  For the period from July 1, 2006 to Aug. 31, 2006.
(c) Per share amount has been calculated using average shares outstanding method.
(d) Expense ratio is based on total expenses of the Fund after Investment Manager waiver/reimbursement and before reduction of earnings and bank fee credits on cash balances.
(e) The Investment Manager and its affiliates waived/reimbursed the Fund for certain expenses. Had they not done so, the annual ratios of expenses for Class B would have been 1.79%, excluding interest and fee expense, and 1.81%, including interest and fee expense, for the year ended Aug. 31, 2007, and 1.83%, excluding interest and fee expense, and 1.85%, including interest and fee expense, for the period ended Aug. 31, 2006, and 1.74%, 1.71%, 1.70% and 1.69%, excluding interest and fee expense, and 1.74%, 1.71%, 1.71% and 1.78%, including interest and fee expense, for the years ended June 30, 2006, 2005, 2004 and 2003, respectively.
(f)  Adjusted to an annual basis.
(g) Ratios include interest and fee expense related to the Fund's participation in certain inverse floater programs. Due to an equal increase in interest income from fixed rate municipal bonds held in trust, there is no impact on the Fund's net assets, net asset value per share, total return or net investment income.
(h)  Total return does not reflect payment of a sales charge.
(i)  Not annualized.

--------------------------------------------------------------------------------

 92 RIVERSOURCE STATE TAX-EXEMPT FUNDS -- 2007 ANNUAL REPORT

RiverSource Michigan Tax-Exempt Fund

CLASS C

PER SHARE INCOME AND CAPITAL CHANGES(A)
                                         YEAR ENDED      PERIOD ENDED
                                          AUG. 31,         AUG. 31,                         YEAR ENDED JUNE 30,
                                            2007           2006(B)           2006              2005           2004           2003
Net asset value, beginning of period       $5.26            $5.15              $5.35          $5.21          $5.47          $5.33
---------------------------------------------------------------------------------------------------------------------------------
INCOME FROM INVESTMENT OPERATIONS:
Net investment income (loss)                 .15(c)           .02                .14            .14            .15            .18
Net gains (losses) (both realized and
 unrealized)                                (.09)             .11               (.16)           .17           (.18)           .19
---------------------------------------------------------------------------------------------------------------------------------
Total from investment operations             .06              .13               (.02)           .31           (.03)           .37
---------------------------------------------------------------------------------------------------------------------------------
LESS DISTRIBUTIONS:
Dividends from net investment income        (.15)            (.02)              (.14)          (.14)          (.15)          (.18)
Distributions from realized gains             --               --               (.04)          (.03)          (.08)          (.05)
---------------------------------------------------------------------------------------------------------------------------------
Total distributions                         (.15)            (.02)              (.18)          (.17)          (.23)          (.23)
---------------------------------------------------------------------------------------------------------------------------------
Net asset value, end of period             $5.17            $5.26              $5.15          $5.35          $5.21          $5.47
---------------------------------------------------------------------------------------------------------------------------------
RATIOS/SUPPLEMENTAL DATA
Net assets, end of period (in millions)       $1               $1                 $1             $2             $2             $2
---------------------------------------------------------------------------------------------------------------------------------
Ratio of expenses to average daily net
 assets,
 excluding interest and fee
 expense(d),(e)                            1.55%            1.55%(f)           1.57%          1.64%          1.64%          1.63%
---------------------------------------------------------------------------------------------------------------------------------
Ratio of expenses to average daily net
 assets,
 including interest and fee
 expense(e),(g)                            1.57%            1.57%(f)           1.57%          1.64%          1.65%          1.72%
---------------------------------------------------------------------------------------------------------------------------------
Ratio of net investment income (loss) to
 average
 daily net assets                          2.82%            2.67%(f)           2.61%          2.70%          2.80%          3.27%
---------------------------------------------------------------------------------------------------------------------------------
Portfolio turnover rate
 (excluding short-term securities)           20%               6%                16%             9%            32%           113%
---------------------------------------------------------------------------------------------------------------------------------
Total return(h)                            1.11%            2.59%(i)           (.36%)         5.99%          (.57%)         7.18%
---------------------------------------------------------------------------------------------------------------------------------

(a)  For a share outstanding throughout the period. Rounded to the nearest cent.
(b)  For the period from July 1, 2006 to Aug. 31, 2006.
(c) Per share amount has been calculated using average shares outstanding method.
(d) Expense ratio is based on total expenses of the Fund after Investment Manager waiver/reimbursement and before reduction of earnings and bank fee credits on cash balances.
(e) The Investment Manager and its affiliates waived/reimbursed the Fund for certain expenses. Had they not done so, the annual ratios of expenses for Class C would have been 1.81%, excluding interest and fee expense, and 1.83%, including interest and fee expense, for the year ended Aug. 31, 2007, and 1.84%, excluding interest and fee expense, and 1.86%, including interest and fee expense, for the period ended Aug. 31, 2006, and 1.74%, 1.72%, 1.70% and 1.69%, excluding interest and fee expense, and 1.74%, 1.72%, 1.71% and 1.78%, including interest and fee expense, for the years ended June 30, 2006, 2005, 2004 and 2003, respectively.
(f)  Adjusted to an annual basis.
(g) Ratios include interest and fee expense related to the Fund's participation in certain inverse floater programs. Due to an equal increase in interest income from fixed rate municipal bonds held in trust, there is no impact on the Fund's net assets, net asset value per share, total return or net investment income.
(h)  Total return does not reflect payment of a sales charge.
(i)  Not annualized.

--------------------------------------------------------------------------------

                    RIVERSOURCE STATE TAX-EXEMPT FUNDS -- 2007 ANNUAL REPORT  93

RiverSource Minnesota Tax-Exempt Fund

CLASS A

PER SHARE INCOME AND CAPITAL CHANGES(A)
                                         YEAR ENDED      PERIOD ENDED
                                          AUG. 31,         AUG. 31,                         YEAR ENDED JUNE 30,
                                            2007           2006(B)           2006              2005           2004           2003
Net asset value, beginning of period       $5.27            $5.17              $5.35          $5.20          $5.37          $5.20
---------------------------------------------------------------------------------------------------------------------------------
INCOME FROM INVESTMENT OPERATIONS:
Net investment income (loss)                 .19(c)           .03                .18            .18            .19            .22
Net gains (losses) (both realized and
 unrealized)                                (.13)             .10               (.17)           .17           (.17)           .17
---------------------------------------------------------------------------------------------------------------------------------
Total from investment operations             .06              .13                .01            .35            .02            .39
---------------------------------------------------------------------------------------------------------------------------------
LESS DISTRIBUTIONS:
Dividends from net investment income        (.19)            (.03)              (.18)          (.18)          (.19)          (.22)
Distributions from realized gains             --               --               (.01)          (.02)            --             --
---------------------------------------------------------------------------------------------------------------------------------
Total distributions                         (.19)            (.03)              (.19)          (.20)          (.19)          (.22)
---------------------------------------------------------------------------------------------------------------------------------
Net asset value, end of period             $5.14            $5.27              $5.17          $5.35          $5.20          $5.37
---------------------------------------------------------------------------------------------------------------------------------
RATIOS/SUPPLEMENTAL DATA:
Net assets, end of period (in millions)     $288             $309               $303           $341           $347           $393
---------------------------------------------------------------------------------------------------------------------------------
Ratio of expenses to average daily net
 assets,
 excluding interest and fee expense(d)      .79%(e)          .79%(e),(f)        .81%(e)        .85%           .84%           .84%
---------------------------------------------------------------------------------------------------------------------------------
Ratio of expenses to average daily net
 assets,
 including interest and fee expense(g)      .99%(e)          .98%(e),(f)        .96%(e)        .95%           .90%           .96%
---------------------------------------------------------------------------------------------------------------------------------
Ratio of net investment income (loss) to
 average
 daily net assets                          3.70%            3.60%(f)           3.52%          3.37%          3.60%          4.26%
---------------------------------------------------------------------------------------------------------------------------------
Portfolio turnover rate
 (excluding short-term securities)           26%               3%                13%            15%            23%            73%
---------------------------------------------------------------------------------------------------------------------------------
Total return(h)                            1.26%            2.56%(i)            .29%          6.73%           .32%          7.78%
---------------------------------------------------------------------------------------------------------------------------------

(a)  For a share outstanding throughout the period. Rounded to the nearest cent.
(b)  For the period from July 1, 2006 to Aug. 31, 2006.
(c) Per share amount has been calculated using average shares outstanding method.
(d) Expense ratio is based on total expenses of the Fund after Investment Manager waiver/reimbursement and before reduction of earnings and bank fee credits on cash balances.
(e) The Investment Manager and its affiliates waived/reimbursed the Fund for certain expenses. Had they not done so, the annual ratios of expenses for Class A would have been 0.85%, excluding interest and fee expense, and 1.05%, including interest and fee expense, for the year ended Aug. 31, 2007, and 0.87%, excluding interest and fee expense, and 1.06%, including interest and fee expense, for the period ended Aug. 31, 2006, and 0.86%, excluding interest and fee expense, and 1.01%, including interest and fee expense, for the year ended June 30, 2006.
(f)  Adjusted to an annual basis.
(g) Ratios include interest and fee expense related to the Fund's participation in certain inverse floater programs. Due to an equal increase in interest income from fixed rate municipal bonds held in trust, there is no impact on the Fund's net assets, net asset value per share, total return or net investment income.
(h)  Total return does not reflect payment of a sales charge.
(i)  Not annualized.

--------------------------------------------------------------------------------

 94 RIVERSOURCE STATE TAX-EXEMPT FUNDS -- 2007 ANNUAL REPORT

RiverSource Minnesota Tax-Exempt Fund

CLASS B

PER SHARE INCOME AND CAPITAL CHANGES(A)
                                         YEAR ENDED      PERIOD ENDED
                                          AUG. 31,         AUG. 31,                         YEAR ENDED JUNE 30,
                                            2007           2006(B)           2006              2005           2004           2003
Net asset value, beginning of period       $5.27            $5.17              $5.35          $5.20          $5.37          $5.20
---------------------------------------------------------------------------------------------------------------------------------
INCOME FROM INVESTMENT OPERATIONS:
Net investment income (loss)                 .15(c)           .03                .14            .14            .15            .18
Net gains (losses) (both realized and
 unrealized)                                (.11)             .10               (.17)           .17           (.17)           .17
---------------------------------------------------------------------------------------------------------------------------------
Total from investment operations             .04              .13               (.03)           .31           (.02)           .35
---------------------------------------------------------------------------------------------------------------------------------
LESS DISTRIBUTIONS:
Dividends from net investment income        (.16)            (.03)              (.14)          (.14)          (.15)          (.18)
Distributions from realized gains             --               --               (.01)          (.02)            --             --
---------------------------------------------------------------------------------------------------------------------------------
Total distributions                         (.16)            (.03)              (.15)          (.16)          (.15)          (.18)
---------------------------------------------------------------------------------------------------------------------------------
Net asset value, end of period             $5.15            $5.27              $5.17          $5.35          $5.20          $5.37
---------------------------------------------------------------------------------------------------------------------------------
RATIOS/SUPPLEMENTAL DATA
Net assets, end of period (in millions)      $20              $29                $34            $49            $59            $68
---------------------------------------------------------------------------------------------------------------------------------
Ratio of expenses to average daily net
 assets,
 excluding interest and fee expense(d)     1.55%(e)         1.55%(e),(f)       1.57%(e)       1.60%          1.59%          1.59%
---------------------------------------------------------------------------------------------------------------------------------
Ratio of expenses to average daily net
 assets,
 including interest and fee expense(g)     1.75%(e)         1.74%(e),(f)       1.72%(e)       1.70%          1.65%          1.71%
---------------------------------------------------------------------------------------------------------------------------------
Ratio of net investment income (loss) to
 average
 daily net assets                          2.93%            2.81%(f)           2.75%          2.62%          2.85%          3.48%
---------------------------------------------------------------------------------------------------------------------------------
Portfolio turnover rate
 (excluding short-term securities)           26%               3%                13%            15%            23%            73%
---------------------------------------------------------------------------------------------------------------------------------
Total return(h)                             .70%            2.42%(i)           (.47%)         5.94%          (.44%)         6.97%
---------------------------------------------------------------------------------------------------------------------------------

(a)  For a share outstanding throughout the period. Rounded to the nearest cent.
(b)  For the period from July 1, 2006 to Aug. 31, 2006.
(c) Per share amount has been calculated using average shares outstanding method.
(d) Expense ratio is based on total expenses of the Fund after Investment Manager waiver/reimbursement and before reduction of earnings and bank fee credits on cash balances.
(e) The Investment Manager and its affiliates waived/reimbursed the Fund for certain expenses. Had they not done so, the annual ratios of expenses for Class B would have been 1.60%, excluding interest and fee expense, and 1.80%, including interest and fee expense, for the year ended Aug. 31, 2007, and 1.62%, excluding interest and fee expense, and 1.81%, including interest and fee expense, for the period ended Aug. 31, 2006, and 1.62%, excluding interest and fee expense, and 1.77%, including interest and fee expense, for the year ended June 30, 2006.
(f)  Adjusted to an annual basis.
(g) Ratios include interest and fee expense related to the Fund's participation in certain inverse floater programs. Due to an equal increase in interest income from fixed rate municipal bonds held in trust, there is no impact on the Fund's net assets, net asset value per share, total return or net investment income.
(h)  Total return does not reflect payment of a sales charge.
(i)  Not annualized.

--------------------------------------------------------------------------------

                    RIVERSOURCE STATE TAX-EXEMPT FUNDS -- 2007 ANNUAL REPORT  95

RiverSource Minnesota Tax-Exempt Fund

CLASS C

PER SHARE INCOME AND CAPITAL CHANGES(A)
                                         YEAR ENDED      PERIOD ENDED
                                          AUG. 31,         AUG. 31,                         YEAR ENDED JUNE 30,
                                            2007           2006(B)           2006              2005           2004           2003
Net asset value, beginning of period       $5.27            $5.17              $5.35          $5.20          $5.37          $5.20
---------------------------------------------------------------------------------------------------------------------------------
INCOME FROM INVESTMENT OPERATIONS:
Net investment income (loss)                 .15(c)           .03                .14            .14            .15            .18
Net gains (losses) (both realized and
 unrealized)                                (.11)             .10               (.17)           .17           (.17)           .17
---------------------------------------------------------------------------------------------------------------------------------
Total from investment operations             .04              .13               (.03)           .31           (.02)           .35
---------------------------------------------------------------------------------------------------------------------------------
LESS DISTRIBUTIONS:
Dividends from net investment income        (.16)            (.03)              (.14)          (.14)          (.15)          (.18)
Distributions from realized gains             --               --               (.01)          (.02)            --             --
---------------------------------------------------------------------------------------------------------------------------------
Total distributions                         (.16)            (.03)              (.15)          (.16)          (.15)          (.18)
---------------------------------------------------------------------------------------------------------------------------------
Net asset value, end of period             $5.15            $5.27              $5.17          $5.35          $5.20          $5.37
---------------------------------------------------------------------------------------------------------------------------------
RATIOS/SUPPLEMENTAL DATA
Net assets, end of period (in millions)       $7               $8                 $8             $9             $9             $9
---------------------------------------------------------------------------------------------------------------------------------
Ratio of expenses to average daily net
 assets,
 excluding interest and fee expense(d)     1.55%(e)         1.55%(e),(f)       1.57%(e)       1.61%          1.60%          1.60%
---------------------------------------------------------------------------------------------------------------------------------
Ratio of expenses to average daily net
 assets,
 including interest and fee expense(g)     1.75%(e)         1.74%(e),(f)       1.72%(e)       1.71%          1.66%          1.72%
---------------------------------------------------------------------------------------------------------------------------------
Ratio of net investment income (loss) to
 average
 daily net assets                          2.94%            2.84%(f)           2.76%          2.62%          2.84%          3.44%
---------------------------------------------------------------------------------------------------------------------------------
Portfolio turnover rate
 (excluding short-term securities)           26%               3%                13%            15%            23%            73%
---------------------------------------------------------------------------------------------------------------------------------
Total return(h)                             .70%            2.42%(i)           (.47%)         5.94%          (.44%)         6.96%
---------------------------------------------------------------------------------------------------------------------------------

(a)  For a share outstanding throughout the period. Rounded to the nearest cent.
(b)  For the period from July 1, 2006 to Aug. 31, 2006.
(c) Per share amount has been calculated using average shares outstanding method.
(d) Expense ratio is based on total expenses of the Fund after Investment Manager waiver/reimbursement and before reduction of earnings and bank fee credits on cash balances.
(e) The Investment Manager and its affiliates waived/reimbursed the Fund for certain expenses. Had they not done so, the annual ratios of expenses for Class C would have been 1.60%, excluding interest and fee expense, and 1.80%, including interest and fee expense, for the year ended Aug. 31, 2007, and 1.63%, excluding interest and fee expense, and 1.82%, including interest and fee expense, for the period ended Aug. 31, 2006, and 1.62%, excluding interest and fee expense, and 1.77%, including interest and fee expense, for the year ended June 30, 2006.
(f)  Adjusted to an annual basis.
(g) Ratios include interest and fee expense related to the Fund's participation in certain inverse floater programs. Due to an equal increase in interest income from fixed rate municipal bonds held in trust, there is no impact on the Fund's net assets, net asset value per share, total return or net investment income.
(h)  Total return does not reflect payment of a sales charge.
(i)  Not annualized.

--------------------------------------------------------------------------------

 96 RIVERSOURCE STATE TAX-EXEMPT FUNDS -- 2007 ANNUAL REPORT

RiverSource New York Tax-Exempt Fund

CLASS A

PER SHARE INCOME AND CAPITAL CHANGES(A)
                                         YEAR ENDED      PERIOD ENDED
                                          AUG. 31,         AUG. 31,                         YEAR ENDED JUNE 30,
                                            2007           2006(B)           2006              2005           2004           2003
Net asset value, beginning of period       $5.05            $4.95              $5.18          $5.07          $5.36          $5.16
---------------------------------------------------------------------------------------------------------------------------------
INCOME FROM INVESTMENT OPERATIONS:
Net investment income (loss)                 .19(c)           .03                .19            .18            .18            .20
Net gains (losses) (both realized and
 unrealized)                                (.11)             .10               (.18)           .17           (.18)           .22
---------------------------------------------------------------------------------------------------------------------------------
Total from investment operations             .08              .13                .01            .35             --            .42
---------------------------------------------------------------------------------------------------------------------------------
LESS DISTRIBUTIONS:
Dividends from net investment income        (.19)            (.03)              (.19)          (.18)          (.18)          (.20)
Distributions from realized gains           (.01)              --               (.05)          (.06)          (.11)          (.02)
---------------------------------------------------------------------------------------------------------------------------------
Total distributions                         (.20)            (.03)              (.24)          (.24)          (.29)          (.22)
---------------------------------------------------------------------------------------------------------------------------------
Net asset value, end of period             $4.93            $5.05              $4.95          $5.18          $5.07          $5.36
---------------------------------------------------------------------------------------------------------------------------------
RATIOS/SUPPLEMENTAL DATA
Net assets, end of period (in millions)      $58              $63                $63            $73            $79            $97
---------------------------------------------------------------------------------------------------------------------------------
Ratio of expenses to average daily net
 assets,
 excluding interest and fee
 expense(d),(e)                             .79%             .79%(f)            .81%           .88%           .88%           .88%
---------------------------------------------------------------------------------------------------------------------------------
Ratio of expenses to average daily net
 assets,
 including interest and fee
 expense(e),(g)                            1.00%             .98%(f)            .98%           .98%           .95%          1.00%
---------------------------------------------------------------------------------------------------------------------------------
Ratio of net investment income (loss) to
 average
 daily net assets                          3.81%            3.77%(f)           3.75%          3.47%          3.44%          3.88%
---------------------------------------------------------------------------------------------------------------------------------
Portfolio turnover rate
 (excluding short-term securities)           28%               7%                17%            30%            36%            91%
---------------------------------------------------------------------------------------------------------------------------------
Total return(h)                            1.53%            2.67%(i)            .20%          7.04%          (.02%)         8.43%
---------------------------------------------------------------------------------------------------------------------------------

(a)  For a share outstanding throughout the period. Rounded to the nearest cent.
(b)  For the period from July 1, 2006 to Aug. 31, 2006.
(c) Per share amount has been calculated using average shares outstanding method.
(d) Expense ratio is based on total expenses of the Fund after Investment Manager waiver/reimbursement and before reduction of earnings and bank fee credits on cash balances.
(e) The Investment Manager and its affiliates waived/reimbursed the Fund for certain expenses. Had they not done so, the annual ratios of expenses for Class A would have been 0.97%, excluding interest and fee expense, and 1.18%, including interest and fee expense, for the year ended Aug. 31, 2007, and 1.01%, excluding interest and fee expense, and 1.20%, including interest and fee expense, for the period ended Aug. 31, 2006, and 0.96%, 0.92%, 0.93% and 0.90%, excluding interest and fee expense, and 1.13%, 1.02%, 1.00% and 1.02%, including interest and fee expense, for the years ended June 30, 2006, 2005, 2004 and 2003, respectively.
(f)  Adjusted to an annual basis.
(g) Ratios include interest and fee expense related to the Fund's participation in certain inverse floater programs. Due to an equal increase in interest income from fixed rate municipal bonds held in trust, there is no impact on the Fund's net assets, net asset value per share, total return or net investment income.
(h)  Total return does not reflect payment of a sales charge.
(i)  Not annualized.

--------------------------------------------------------------------------------

                    RIVERSOURCE STATE TAX-EXEMPT FUNDS -- 2007 ANNUAL REPORT  97

RiverSource New York Tax-Exempt Fund

CLASS B

PER SHARE INCOME AND CAPITAL CHANGES(A)
                                         YEAR ENDED      PERIOD ENDED
                                          AUG. 31,         AUG. 31,                         YEAR ENDED JUNE 30,
                                            2007           2006(B)           2006              2005           2004           2003
Net asset value, beginning of period       $5.05            $4.95              $5.18          $5.07          $5.36          $5.16
---------------------------------------------------------------------------------------------------------------------------------
INCOME FROM INVESTMENT OPERATIONS:
Net investment income (loss)                 .15(c)           .03                .15            .14            .14            .16
Net gains (losses) (both realized and
 unrealized)                                (.11)             .10               (.18)           .17           (.18)           .22
---------------------------------------------------------------------------------------------------------------------------------
Total from investment operations             .04              .13               (.03)           .31           (.04)           .38
---------------------------------------------------------------------------------------------------------------------------------
LESS DISTRIBUTIONS:
Dividends from net investment income        (.15)            (.03)              (.15)          (.14)          (.14)          (.16)
Distributions from realized gains           (.01)              --               (.05)          (.06)          (.11)          (.02)
---------------------------------------------------------------------------------------------------------------------------------
Total distributions                         (.16)            (.03)              (.20)          (.20)          (.25)          (.18)
---------------------------------------------------------------------------------------------------------------------------------
Net asset value, end of period             $4.93            $5.05              $4.95          $5.18          $5.07          $5.36
---------------------------------------------------------------------------------------------------------------------------------
RATIOS/SUPPLEMENTAL DATA
Net assets, end of period (in millions)       $5               $7                 $8            $11            $15            $18
---------------------------------------------------------------------------------------------------------------------------------
Ratio of expenses to average daily net
 assets,
 excluding interest and fee
 expense(d),(e)                            1.55%            1.55%(f)           1.58%          1.64%          1.63%          1.63%
---------------------------------------------------------------------------------------------------------------------------------
Ratio of expenses to average daily net
 assets,
 including interest and fee
 expense(e),(g)                            1.76%            1.74%(f)           1.75%          1.74%          1.70%          1.75%
---------------------------------------------------------------------------------------------------------------------------------
Ratio of net investment income (loss) to
 average
 daily net assets                          3.05%            2.98%(f)           2.98%          2.70%          2.69%          3.13%
---------------------------------------------------------------------------------------------------------------------------------
Portfolio turnover rate
 (excluding short-term securities)           28%               7%                17%            30%            36%            91%
---------------------------------------------------------------------------------------------------------------------------------
Total return(h)                             .76%            2.54%(i)           (.55%)         6.23%          (.78%)         7.61%
---------------------------------------------------------------------------------------------------------------------------------

(a)  For a share outstanding throughout the period. Rounded to the nearest cent.
(b)  For the period from July 1, 2006 to Aug. 31, 2006.
(c) Per share amount has been calculated using average shares outstanding method.
(d) Expense ratio is based on total expenses of the Fund after Investment Manager waiver/reimbursement and before reduction of earnings and bank fee credits on cash balances.
(e) The Investment Manager and its affiliates waived/reimbursed the Fund for certain expenses. Had they not done so, the annual ratios of expenses for Class B would have been 1.72%, excluding interest and fee expense, and 1.93%, including interest and fee expense, for the year ended Aug. 31, 2007, and 1.76%, excluding interest and fee expense, and 1.95%, including interest and fee expense, for the period ended Aug. 31, 2006, and 1.71%, 1.67%, 1.69% and 1.66%, excluding interest and fee expense, and 1.88%, 1.77%, 1.76% and 1.78%, including interest and fee expense, for the years ended June 30, 2006, 2005, 2004 and 2003, respectively.
(f)  Adjusted to an annual basis.
(g) Ratios include interest and fee expense related to the Fund's participation in certain inverse floater programs. Due to an equal increase in interest income from fixed rate municipal bonds held in trust, there is no impact on the Fund's net assets, net asset value per share, total return or net investment income.
(h)  Total return does not reflect payment of a sales charge.
(i)  Not annualized.

--------------------------------------------------------------------------------

 98 RIVERSOURCE STATE TAX-EXEMPT FUNDS -- 2007 ANNUAL REPORT

RiverSource New York Tax-Exempt Fund

CLASS C

PER SHARE INCOME AND CAPITAL CHANGES(A)
                                         YEAR ENDED      PERIOD ENDED
                                          AUG. 31,         AUG. 31,                         YEAR ENDED JUNE 30,
                                            2007           2006(B)           2006              2005           2004           2003
Net asset value, beginning of period       $5.05            $4.95              $5.18          $5.07          $5.36          $5.16
---------------------------------------------------------------------------------------------------------------------------------
INCOME FROM INVESTMENT OPERATIONS:
Net investment income (loss)                 .15(c)           .03                .15            .14            .14            .16
Net gains (losses) (both realized and
 unrealized)                                (.12)             .10               (.18)           .17           (.18)           .22
---------------------------------------------------------------------------------------------------------------------------------
Total from investment operations             .03              .13               (.03)           .31           (.04)           .38
---------------------------------------------------------------------------------------------------------------------------------
LESS DISTRIBUTIONS:
Dividends from net investment income        (.15)            (.03)              (.15)          (.14)          (.14)          (.16)
Distributions from realized gains           (.01)              --               (.05)          (.06)          (.11)          (.02)
---------------------------------------------------------------------------------------------------------------------------------
Total distributions                         (.16)            (.03)              (.20)          (.20)          (.25)          (.18)
---------------------------------------------------------------------------------------------------------------------------------
Net asset value, end of period             $4.92            $5.05              $4.95          $5.18          $5.07          $5.36
---------------------------------------------------------------------------------------------------------------------------------
RATIOS/SUPPLEMENTAL DATA
Net assets, end of period (in millions)       $1               $1                 $1             $1             $2             $2
---------------------------------------------------------------------------------------------------------------------------------
Ratio of expenses to average daily net
 assets,
 excluding interest and fee
 expense(d),(e)                            1.55%            1.55%(f)           1.58%          1.64%          1.63%          1.64%
---------------------------------------------------------------------------------------------------------------------------------
Ratio of expenses to average daily net
 assets,
 including interest and fee
 expense(e),(g)                            1.76%            1.74%(f)           1.75%          1.74%          1.70%          1.76%
---------------------------------------------------------------------------------------------------------------------------------
Ratio of net investment income (loss) to
 average
 daily net assets                          3.05%            3.01%(f)           2.99%          2.70%          2.68%          3.07%
---------------------------------------------------------------------------------------------------------------------------------
Portfolio turnover rate
 (excluding short-term securities)           28%               7%                17%            30%            36%            91%
---------------------------------------------------------------------------------------------------------------------------------
Total return(h)                             .56%            2.54%(i)           (.55%)         6.23%          (.78%)         7.60%
---------------------------------------------------------------------------------------------------------------------------------

(a)  For a share outstanding throughout the period. Rounded to the nearest cent.
(b)  For the period from July 1, 2006 to Aug. 31, 2006.
(c) Per share amount has been calculated using average shares outstanding method.
(d) Expense ratio is based on total expenses of the Fund after Investment Manager waiver/reimbursement and before reduction of earnings and bank fee credits on cash balances.
(e) The Investment Manager and its affiliates waived/reimbursed the Fund for certain expenses. Had they not done so, the annual ratios of expenses for Class C would have been 1.72%, excluding interest and fee expense, and 1.93%, including interest and fee expense, for the year ended Aug. 31, 2007, and 1.78%, excluding interest and fee expense, and 1.97%, including interest and fee expense, for the period ended Aug. 31, 2006, and 1.72%, 1.68%, 1.69% and 1.66%, excluding interest and fee expense, and 1.89%, 1.78%, 1.76% and 1.78%, including interest and fee expense, for the years ended June 30, 2006, 2005, 2004 and 2003, respectively.
(f)  Adjusted to an annual basis.
(g) Ratios include interest and fee expense related to the Fund's participation in certain inverse floater programs. Due to an equal increase in interest income from fixed rate municipal bonds held in trust, there is no impact on the Fund's net assets, net asset value per share, total return or net investment income.
(h)  Total return does not reflect payment of a sales charge.
(i)  Not annualized.

--------------------------------------------------------------------------------

                    RIVERSOURCE STATE TAX-EXEMPT FUNDS -- 2007 ANNUAL REPORT  99

RiverSource Ohio Tax-Exempt Fund

CLASS A

PER SHARE INCOME AND CAPITAL CHANGES(A)
                                         YEAR ENDED      PERIOD ENDED
                                          AUG. 31,         AUG. 31,                         YEAR ENDED JUNE 30,
                                            2007           2006(B)           2006              2005           2004           2003
Net asset value, beginning of period       $5.26            $5.15              $5.35          $5.16          $5.43          $5.35
---------------------------------------------------------------------------------------------------------------------------------
INCOME FROM INVESTMENT OPERATIONS:
Net investment income (loss)                 .18(c)           .03                .17            .16            .17            .18
Net gains (losses) (both realized and
 unrealized)                                (.10)             .11               (.19)           .19           (.20)           .19
---------------------------------------------------------------------------------------------------------------------------------
Total from investment operations             .08              .14               (.02)           .35           (.03)           .37
---------------------------------------------------------------------------------------------------------------------------------
LESS DISTRIBUTIONS:
Dividends from net investment income        (.18)            (.03)              (.18)          (.16)          (.17)          (.18)
Distributions from realized gains             --               --                 --             --           (.07)          (.11)
---------------------------------------------------------------------------------------------------------------------------------
Total distributions                         (.18)            (.03)              (.18)          (.16)          (.24)          (.29)
---------------------------------------------------------------------------------------------------------------------------------
Net asset value, end of period             $5.16            $5.26              $5.15          $5.35          $5.16          $5.43
---------------------------------------------------------------------------------------------------------------------------------
RATIOS/SUPPLEMENTAL DATA
Net assets, end of period (in millions)      $38              $42                $42            $51            $56            $67
---------------------------------------------------------------------------------------------------------------------------------
Ratio of expenses to average daily net
 assets,
 excluding interest and fee
 expense(d),(e)                             .79%             .79%(f)            .81%           .88%           .88%           .88%
---------------------------------------------------------------------------------------------------------------------------------
Ratio of expenses to average daily net
 assets,
 including interest and fee
 expense(e),(g)                             .81%             .81%(f)            .81%           .89%           .90%           .96%
---------------------------------------------------------------------------------------------------------------------------------
Ratio of net investment income (loss) to
 average
 daily net assets                          3.46%            3.45%(f)           3.31%          3.07%          3.13%          3.40%
---------------------------------------------------------------------------------------------------------------------------------
Portfolio turnover rate
 (excluding short-term securities)           27%               7%                18%            33%            17%           194%
---------------------------------------------------------------------------------------------------------------------------------
Total return(h)                            1.55%            2.73%(i)           (.41%)         6.90%          (.67%)         7.08%
---------------------------------------------------------------------------------------------------------------------------------

(a)  For a share outstanding throughout the period. Rounded to the nearest cent.
(b)  For the period from July 1, 2006 to Aug. 31, 2006.
(c) Per share amount has been calculated using average shares outstanding method.
(d) Expense ratio is based on total expenses of the Fund after Investment Manager waiver/reimbursement and before reduction of earnings and bank fee credits on cash balances.
(e) The Investment Manager and its affiliates waived/reimbursed the Fund for certain expenses. Had they not done so, the annual ratios of expenses for Class A would have been 1.05%, excluding interest and fee expense, and 1.07%, including interest and fee expense, for the year ended Aug. 31, 2007, and 1.10%, excluding interest and fee expense, and 1.12%, including interest and fee expense, for the period ended Aug. 31, 2006, and 0.99%, 0.95%, 0.95% and 0.92%, excluding interest and fee expense, and 0.99%, 0.96%, 0.97% and 1.00%, including interest and fee expense, for the years ended June 30, 2006, 2005, 2004 and 2003, respectively.
(f)  Adjusted to an annual basis.
(g) Ratios include interest and fee expense related to the Fund's participation in certain inverse floater programs. Due to an equal increase in interest income from fixed rate municipal bonds held in trust, there is no impact on the Fund's net assets, net asset value per share, total return or net investment income.
(h)  Total return does not reflect payment of a sales charge.
(i)  Not annualized.

--------------------------------------------------------------------------------

 100 RIVERSOURCE STATE TAX-EXEMPT FUNDS -- 2007 ANNUAL REPORT

RiverSource Ohio Tax-Exempt Fund

CLASS B

PER SHARE INCOME AND CAPITAL CHANGES(A)
                                         YEAR ENDED      PERIOD ENDED
                                          AUG. 31,         AUG. 31,                         YEAR ENDED JUNE 30,
                                            2007           2006(B)           2006              2005           2004           2003
Net asset value, beginning of period       $5.26            $5.15              $5.35          $5.16          $5.43          $5.34
---------------------------------------------------------------------------------------------------------------------------------
INCOME FROM INVESTMENT OPERATIONS:
Net investment income (loss)                 .14(c)           .02                .13            .12            .13            .14
Net gains (losses) (both realized and
 unrealized)                                (.10)             .11               (.19)           .19           (.20)           .20
---------------------------------------------------------------------------------------------------------------------------------
Total from investment operations             .04              .13               (.06)           .31           (.07)           .34
---------------------------------------------------------------------------------------------------------------------------------
LESS DISTRIBUTIONS:
Dividends from net investment income        (.14)            (.02)              (.14)          (.12)          (.13)          (.14)
Distributions from realized gains             --               --                 --             --           (.07)          (.11)
---------------------------------------------------------------------------------------------------------------------------------
Total distributions                         (.14)            (.02)              (.14)          (.12)          (.20)          (.25)
---------------------------------------------------------------------------------------------------------------------------------
Net asset value, end of period             $5.16            $5.26              $5.15          $5.35          $5.16          $5.43
---------------------------------------------------------------------------------------------------------------------------------
RATIOS/SUPPLEMENTAL DATA
Net assets, end of period (in millions)       $3               $5                 $5             $8            $10            $13
---------------------------------------------------------------------------------------------------------------------------------
Ratio of expenses to average daily net
 assets,
 excluding interest and fee
 expense(d),(e)                            1.55%            1.55%(f)           1.58%          1.64%          1.63%          1.63%
---------------------------------------------------------------------------------------------------------------------------------
Ratio of expenses to average daily net
 assets,
 including interest and fee
 expense(e),(g)                            1.57%            1.57%(f)           1.58%          1.65%          1.65%          1.71%
---------------------------------------------------------------------------------------------------------------------------------
Ratio of net investment income (loss) to
 average
 daily net assets                          2.69%            2.67%(f)           2.54%          2.31%          2.38%          2.62%
---------------------------------------------------------------------------------------------------------------------------------
Portfolio turnover rate
 (excluding short-term securities)           27%               7%                18%            33%            17%           194%
---------------------------------------------------------------------------------------------------------------------------------
Total return(h)                             .78%            2.60%(i)          (1.17%)         6.10%         (1.43%)         6.47%
---------------------------------------------------------------------------------------------------------------------------------

(a)  For a share outstanding throughout the period. Rounded to the nearest cent.
(b)  For the period from July 1, 2006 to Aug. 31, 2006.
(c) Per share amount has been calculated using average shares outstanding method.
(d) Expense ratio is based on total expenses of the Fund after Investment Manager waiver/reimbursement and before reduction of earnings and bank fee credits on cash balances.
(e) The Investment Manager and its affiliates waived/reimbursed the Fund for certain expenses. Had they not done so, the annual ratios of expenses for Class B would have been 1.79%, excluding interest and fee expense, and 1.81%, including interest and fee expense, for the year ended Aug. 31, 2007, and 1.85%, excluding interest and fee expense, and 1.87%, including interest and fee expense, for the period ended Aug. 31, 2006, and 1.74%, 1.70%, 1.71% and 1.68%, excluding interest and fee expense, and 1.74%, 1.71%, 1.73% and 1.76%, including interest and fee expense, for the years ended June 30, 2006, 2005, 2004 and 2003, respectively.
(f)  Adjusted to an annual basis.
(g) Ratios include interest and fee expense related to the Fund's participation in certain inverse floater programs. Due to an equal increase in interest income from fixed rate municipal bonds held in trust, there is no impact on the Fund's net assets, net asset value per share, total return or net investment income.
(h)  Total return does not reflect payment of a sales charge.
(i)  Not annualized.

--------------------------------------------------------------------------------

                   RIVERSOURCE STATE TAX-EXEMPT FUNDS -- 2007 ANNUAL REPORT  101

RiverSource Ohio Tax-Exempt Fund

CLASS C

PER SHARE INCOME AND CAPITAL CHANGES(A)
                                         YEAR ENDED      PERIOD ENDED
                                          AUG. 31,         AUG. 31,                         YEAR ENDED JUNE 30,
                                            2007           2006(B)           2006              2005           2004           2003
Net asset value, beginning of period       $5.26            $5.16              $5.35          $5.16          $5.43          $5.35
---------------------------------------------------------------------------------------------------------------------------------
INCOME FROM INVESTMENT OPERATIONS:
Net investment income (loss)                 .14(c)           .02                .13            .12            .13            .14
Net gains (losses) (both realized and
 unrealized)                                (.10)             .10               (.18)           .19           (.20)           .19
---------------------------------------------------------------------------------------------------------------------------------
Total from investment operations             .04              .12               (.05)           .31           (.07)           .33
---------------------------------------------------------------------------------------------------------------------------------
LESS DISTRIBUTIONS:
Dividends from net investment income        (.14)            (.02)              (.14)          (.12)          (.13)          (.14)
Distributions from realized gains             --               --                 --             --           (.07)          (.11)
---------------------------------------------------------------------------------------------------------------------------------
Total distributions                         (.14)            (.02)              (.14)          (.12)          (.20)          (.25)
---------------------------------------------------------------------------------------------------------------------------------
Net asset value, end of period             $5.16            $5.26              $5.16          $5.35          $5.16          $5.43
---------------------------------------------------------------------------------------------------------------------------------
RATIOS/SUPPLEMENTAL DATA
Net assets, end of period (in millions)       $1               $1                 $2             $2             $2             $3
---------------------------------------------------------------------------------------------------------------------------------
Ratio of expenses to average daily net
 assets,
 excluding interest and fee
 expense(d),(e)                            1.55%            1.55%(f)           1.58%          1.64%          1.63%          1.63%
---------------------------------------------------------------------------------------------------------------------------------
Ratio of expenses to average daily net
 assets,
 including interest and fee
 expense(e),(g)                            1.57%            1.57%(f)           1.58%          1.65%          1.65%          1.71%
---------------------------------------------------------------------------------------------------------------------------------
Ratio of net investment income (loss) to
 average
 daily net assets                          2.69%            2.69%(f)           2.55%          2.31%          2.38%          2.54%
---------------------------------------------------------------------------------------------------------------------------------
Portfolio turnover rate
 (excluding short-term securities)           27%               7%                18%            33%            17%           194%
---------------------------------------------------------------------------------------------------------------------------------
Total return(h)                             .77%            2.40%(i)           (.98%)         6.10%         (1.44%)         6.26%
---------------------------------------------------------------------------------------------------------------------------------

(a)  For a share outstanding throughout the period. Rounded to the nearest cent.
(b)  For the period from July 1, 2006 to Aug. 31, 2006.
(c) Per share amount has been calculated using average shares outstanding method.
(d) Expense ratio is based on total expenses of the Fund after Investment Manager waiver/reimbursement and before reduction of earnings and bank fee credits on cash balances.
(e) The Investment Manager and its affiliates waived/reimbursed the Fund for certain expenses. Had they not done so, the annual ratios of expenses for Class C would have been 1.79%, excluding interest and fee expense, and 1.82%, including interest and fee expense, for the year ended Aug. 31, 2007, and 1.86%, excluding interest and fee expense, and 1.88%, including interest and fee expense, for the period ended Aug. 31, 2006, and 1.75%, 1.71%, 1.71% and 1.68%, excluding interest and fee expense, and 1.75%, 1.72%, 1.73% and 1.76%, including interest and fee expense, for the years ended June 30, 2006, 2005, 2004 and 2003, respectively.
(f)  Adjusted to an annual basis.
(g) Ratios include interest and fee expense related to the Fund's participation in certain inverse floater programs. Due to an equal increase in interest income from fixed rate municipal bonds held in trust, there is no impact on the Fund's net assets, net asset value per share, total return or net investment income.
(h)  Total return does not reflect payment of a sales charge.
(i)  Not annualized.

--------------------------------------------------------------------------------

 102 RIVERSOURCE STATE TAX-EXEMPT FUNDS -- 2007 ANNUAL REPORT

REPORT OF INDEPENDENT REGISTERED PUBLIC ACCOUNTING FIRM

THE BOARD OF TRUSTEES AND SHAREHOLDERS OF

RIVERSOURCE CALIFORNIA TAX-EXEMPT TRUST AND RIVERSOURCE SPECIAL TAX-EXEMPT SERIES TRUST:

We have audited the accompanying statements of assets and liabilities, including the schedule of investments in securities, of RiverSource Special Tax Exempt Trust (comprising, respectively, the RiverSource Massachusetts Tax-Exempt Fund, RiverSource Michigan Tax-Exempt Fund, RiverSource Minnesota Tax-Exempt Fund, RiverSource New York Tax-Exempt Fund, and RiverSource Ohio Tax-Exempt Fund) and RiverSource California Tax-Exempt Fund (collectively, the Funds), as of August 31, 2007, and the related statements of operations, changes in net assets, and financial highlights for the year then ended. These financial statements and financial highlights are the responsibility of the Funds' management. Our responsibility is to express an opinion on these financial statements and financial highlights based on our audits. The financial statements and financial highlights of the Funds for each of the periods presented through August 31, 2006, were audited by other auditors whose reports dated October 20, 2006 (for the RiverSource Massachusetts Tax-Exempt Fund, RiverSource Michigan Tax-Exempt Fund, RiverSource California Tax-Exempt Fund, and RiverSource Ohio Tax-Exempt
Fund), and October 20, 2006 and February 21, 2007 (for the RiverSource Minnesota Tax-Exempt Fund and RiverSource New York Tax-Exempt Fund), expressed an unqualified opinion on those financial statements and financial highlights.

We conducted our audits in accordance with the standards of the Public Company Accounting Oversight Board (United States). Those standards require that we plan and perform the audit to obtain reasonable assurance about whether the financial statements and financial highlights are free of material misstatement. We were not engaged to perform an audit of the Funds' internal control over financial reporting. Our audit included consideration of internal control over financial reporting as a basis for designing audit procedures that are appropriate in the circumstances, but not for the purpose of expressing an opinion on the effectiveness of the Funds' internal control over financial reporting. Accordingly, we express no such opinion. An audit also includes examining, on a test basis, evidence supporting the amounts and disclosures in the financial statements and financial highlights, assessing the accounting principles used and significant estimates made by management, and evaluating the overall financial statement presentation. Our procedures included confirmation of securities owned as of August 31, 2007, by correspondence with the custodian and brokers, or by other appropriate auditing procedures where replies from brokers were not received. We believe that our audits provides a reasonable basis for our opinion.

In our opinion, the 2007 financial statements and financial highlights referred to above present fairly, in all material respects, the financial position of each of the Funds listed above constituting portfolios within RiverSource California Tax-Exempt Trust and RiverSource Special Tax-Exempt Series Trust at August 31, 2007, the results of their operations, changes in their net assets, and financial highlights for the year then ended, in conformity with U.S. generally accepted accounting principles.

                                                  /s/ Ernst & Young LLP

Minneapolis, Minnesota
October 18, 2007

--------------------------------------------------------------------------------

                   RIVERSOURCE STATE TAX-EXEMPT FUNDS -- 2007 ANNUAL REPORT  103

FEDERAL INCOME TAX INFORMATION

(UNAUDITED)

Each Fund is required by the Internal Revenue Code of 1986 to tell its shareholders about the tax treatment of the dividends it pays during its fiscal year. The dividends listed below are reported to you on your year-end statement.

RiverSource California Tax-Exempt Fund
Fiscal year ended Aug. 31, 2007

CLASS A

INCOME DISTRIBUTIONS - 98.95% are tax-exempt.
PAYABLE DATE                                                     PER SHARE
Sept. 25, 2006..............................................        $0.01471
Oct. 26, 2006...............................................        $0.01652
Nov. 27, 2006...............................................        $0.01726
Dec. 18, 2006...............................................        $0.01198
Jan. 23, 2007...............................................        $0.01963
Feb. 23, 2007...............................................        $0.01695
March 26, 2007..............................................        $0.01810
April 25, 2007..............................................        $0.01668
May 25, 2007................................................        $0.01651
June 25, 2007...............................................        $0.01713
July 25, 2007...............................................        $0.01668
Aug. 24, 2007...............................................        $0.01649
Total distributions.........................................        $0.19864

CAPITAL GAIN DISTRIBUTION - taxable as long-term capital gain.
PAYABLE DATE                                                       PER SHARE
Dec. 18, 2006...............................................        $0.00006
Total distributions.........................................        $0.19870

CLASS B

INCOME DISTRIBUTIONS - 98.95% are tax-exempt.
PAYABLE DATE                                                       PER SHARE
Sept. 25, 2006..............................................        $0.01164
Oct. 26, 2006...............................................        $0.01318
Nov. 27, 2006...............................................        $0.01379
Dec. 18, 2006...............................................        $0.00969
Jan. 23, 2007...............................................        $0.01571
Feb. 23, 2007...............................................        $0.01365
March 26, 2007..............................................        $0.01474
April 25, 2007..............................................        $0.01344
May 25, 2007................................................        $0.01334
June 25, 2007...............................................        $0.01386
July 25, 2007...............................................        $0.01325
Aug. 24, 2007...............................................        $0.01335
Total distributions.........................................        $0.15964

CAPITAL GAIN DISTRIBUTION - taxable as long-term capital gain.
PAYABLE DATE                                                       PER SHARE
Dec. 18, 2006...............................................        $0.00006
Total distributions.........................................        $0.15970

--------------------------------------------------------------------------------

 104 RIVERSOURCE STATE TAX-EXEMPT FUNDS -- 2007 ANNUAL REPORT

CLASS C

INCOME DISTRIBUTIONS - 98.95% are tax-exempt.
PAYABLE DATE                                                       PER SHARE
Sept. 25, 2006..............................................        $0.01172
Oct. 26, 2006...............................................        $0.01320
Nov. 27, 2006...............................................        $0.01381
Dec. 18, 2006...............................................        $0.00971
Jan. 23, 2007...............................................        $0.01574
Feb. 23, 2007...............................................        $0.01366
March 26, 2007..............................................        $0.01476
April 25, 2007..............................................        $0.01347
May 25, 2007................................................        $0.01327
June 25, 2007...............................................        $0.01388
July 25, 2007...............................................        $0.01354
Aug. 24, 2007...............................................        $0.01338
Total distributions.........................................        $0.16014

CAPITAL GAIN DISTRIBUTION - taxable as long-term capital gain.
PAYABLE DATE                                                       PER SHARE
Dec. 18, 2006...............................................        $0.00006
Total distributions.........................................        $0.16020

SOURCE OF DISTRIBUTIONS

For dividends paid by the Fund to be tax-exempt, the Fund must have at least 50% of its assets in tax-exempt obligations at the end of each fiscal quarter.

FEDERAL TAXATION

Tax-exempt distributions are exempt from federal income taxes and should not be included in shareholders' gross income. The income from this Fund is subject to the alternative minimum tax (AMT). The AMT percentage at Aug. 31, 2007 was 12.10%.

OTHER TAXATION

Tax-exempt distributions may be subject to state and local taxes. Each shareholder should consult a tax advisor about reporting this income for state and local tax purposes.

RiverSource Massachusetts Tax-Exempt Fund
Fiscal year ended Aug. 31, 2007

CLASS A

INCOME DISTRIBUTIONS - 99.19% are tax-exempt.
PAYABLE DATE                                                       PER SHARE
Sept. 25, 2006..............................................        $0.01429
Oct. 26, 2006...............................................        $0.01572
Nov. 27, 2006...............................................        $0.01638
Dec. 18, 2006...............................................        $0.01085
Jan. 23, 2007...............................................        $0.01865
Feb. 23, 2007...............................................        $0.01623
March 26, 2007..............................................        $0.01602
April 25, 2007..............................................        $0.01596
May 25, 2007................................................        $0.01601
June 25, 2007...............................................        $0.01666
July 25, 2007...............................................        $0.01604
Aug. 24, 2007...............................................        $0.01612
Total distributions.........................................        $0.18893

--------------------------------------------------------------------------------

                   RIVERSOURCE STATE TAX-EXEMPT FUNDS -- 2007 ANNUAL REPORT  105

CLASS B

INCOME DISTRIBUTIONS - 99.19% are tax-exempt.
PAYABLE DATE                                                       PER SHARE
Sept. 25, 2006..............................................        $0.01118
Oct. 26, 2006...............................................        $0.01228
Nov. 27, 2006...............................................        $0.01281
Dec. 18, 2006...............................................        $0.00849
Jan. 23, 2007...............................................        $0.01467
Feb. 23, 2007...............................................        $0.01283
March 26, 2007..............................................        $0.01256
April 25, 2007..............................................        $0.01256
May 25, 2007................................................        $0.01289
June 25, 2007...............................................        $0.01322
July 25, 2007...............................................        $0.01272
Aug. 24, 2007...............................................        $0.01288
Total distributions.........................................        $0.14909

CLASS C

INCOME DISTRIBUTIONS - 99.19% are tax-exempt.
PAYABLE DATE                                                       PER SHARE
Sept. 25, 2006..............................................        $0.01118
Oct. 26, 2006...............................................        $0.01229
Nov. 27, 2006...............................................        $0.01280
Dec. 18, 2006...............................................        $0.00848
Jan. 23, 2007...............................................        $0.01463
Feb. 23, 2007...............................................        $0.01282
March 26, 2007..............................................        $0.01254
April 25, 2007..............................................        $0.01255
May 25, 2007................................................        $0.01278
June 25, 2007...............................................        $0.01316
July 25, 2007...............................................        $0.01279
Aug. 24, 2007...............................................        $0.01288
Total distributions.........................................        $0.14890

SOURCE OF DISTRIBUTIONS

For dividends paid by the Fund to be tax-exempt, the Fund must have at least 50% of its assets in tax-exempt obligations at the end of each fiscal quarter.

FEDERAL TAXATION

Tax-exempt distributions are exempt from federal income taxes and should not be included in shareholders' gross income. The income from this Fund is subject to the alternative minimum tax (AMT). The AMT percentage at Aug. 31, 2007 was 4.78%.

OTHER TAXATION

Tax-exempt distributions may be subject to state and local taxes. Each shareholder should consult a tax advisor about reporting this income for state and local tax purposes.

--------------------------------------------------------------------------------

 106 RIVERSOURCE STATE TAX-EXEMPT FUNDS -- 2007 ANNUAL REPORT

RiverSource Michigan Tax-Exempt Fund

Fiscal year ended Aug. 31, 2007

CLASS A

INCOME DISTRIBUTIONS - 99.24% are tax-exempt.
PAYABLE DATE                                                       PER SHARE
Sept. 25, 2006..............................................        $0.01398
Oct. 26, 2006...............................................        $0.01549
Nov. 27, 2006...............................................        $0.01635
Dec. 18, 2006...............................................        $0.01079
Jan. 23, 2007...............................................        $0.01853
Feb. 23, 2007...............................................        $0.01602
March 26, 2007..............................................        $0.01599
April 25, 2007..............................................        $0.01567
May 25, 2007................................................        $0.01553
June 25, 2007...............................................        $0.01617
July 25, 2007...............................................        $0.01564
Aug. 24, 2007...............................................        $0.01562
Total distributions.........................................        $0.18578

CAPITAL GAIN DISTRIBUTION - taxable as long-term capital gain.
PAYABLE DATE                                                       PER SHARE
Dec. 18, 2006...............................................        $0.00006
Total distributions.........................................        $0.18584

CLASS B

INCOME DISTRIBUTIONS - 99.24% are tax-exempt.
PAYABLE DATE                                                       PER SHARE
Sept. 25, 2006..............................................        $0.01092
Oct. 26, 2006...............................................        $0.01209
Nov. 27, 2006...............................................        $0.01283
Dec. 18, 2006...............................................        $0.00848
Jan. 23, 2007...............................................        $0.01459
Feb. 23, 2007...............................................        $0.01264
March 26, 2007..............................................        $0.01258
April 25, 2007..............................................        $0.01241
May 25, 2007................................................        $0.01226
June 25, 2007...............................................        $0.01284
July 25, 2007...............................................        $0.01217
Aug. 24, 2007...............................................        $0.01241
Total distributions.........................................        $0.14622

CAPITAL GAIN DISTRIBUTION - taxable as long-term capital gain.
PAYABLE DATE                                                       PER SHARE
Dec. 18, 2006...............................................        $0.00006
Total distributions.........................................        $0.14628

--------------------------------------------------------------------------------

                   RIVERSOURCE STATE TAX-EXEMPT FUNDS -- 2007 ANNUAL REPORT  107

CLASS C

INCOME DISTRIBUTIONS 99.24% are tax-exempt.
PAYABLE DATE                                                       PER SHARE
Sept. 25, 2006..............................................        $0.01092
Oct. 26, 2006...............................................        $0.01209
Nov. 27, 2006...............................................        $0.01284
Dec. 18, 2006...............................................        $0.00849
Jan. 23, 2007...............................................        $0.01458
Feb. 23, 2007...............................................        $0.01263
March 26, 2007..............................................        $0.01258
April 25, 2007..............................................        $0.01242
May 25, 2007................................................        $0.01221
June 25, 2007...............................................        $0.01286
July 25, 2007...............................................        $0.01243
Aug. 24, 2007...............................................        $0.01242
Total distributions.........................................        $0.14647

CAPITAL GAIN DISTRIBUTION - taxable as long-term capital gain.
PAYABLE DATE                                                       PER SHARE
Dec. 18, 2006...............................................        $0.00006
Total distributions.........................................        $0.14653

SOURCE OF DISTRIBUTIONS

For dividends paid by the Fund to be tax-exempt, the Fund must have at least 50% of its assets in tax-exempt obligations at the end of each fiscal quarter.

FEDERAL TAXATION

Tax-exempt distributions are exempt from federal income taxes and should not be included in shareholders' gross income. The income from this Fund is subject to the alternative minimum tax (AMT). The AMT percentage at Aug. 31, 2007 was 3.36%.

OTHER TAXATION

Tax-exempt distributions may be subject to state and local taxes. Each shareholder should consult a tax advisor about reporting this income for state and local tax purposes.

RiverSource Minnesota Tax-Exempt Fund
Fiscal year ended Aug. 31, 2007

CLASS A

INCOME DISTRIBUTIONS 99.25% are tax-exempt.
PAYABLE DATE                                                       PER SHARE
Sept. 25, 2006..............................................        $0.01479
Oct. 26, 2006...............................................        $0.01701
Nov. 27, 2006...............................................        $0.01763
Dec. 18, 2006...............................................        $0.01156
Jan. 23, 2007...............................................        $0.01907
Feb. 23, 2007...............................................        $0.01664
March 26, 2007..............................................        $0.01675
April 25, 2007..............................................        $0.01610
May 25, 2007................................................        $0.01613
June 25, 2007...............................................        $0.01672
July 25, 2007...............................................        $0.01610
Aug. 24, 2007...............................................        $0.01623
Total distributions.........................................        $0.19473

--------------------------------------------------------------------------------

 108 RIVERSOURCE STATE TAX-EXEMPT FUNDS -- 2007 ANNUAL REPORT

CLASS B

INCOME DISTRIBUTIONS 99.25% are tax-exempt.
PAYABLE DATE                                                       PER SHARE
Sept. 25, 2006..............................................        $0.01170
Oct. 26, 2006...............................................        $0.01363
Nov. 27, 2006...............................................        $0.01410
Dec. 18, 2006...............................................        $0.00935
Jan. 23, 2007...............................................        $0.01511
Feb. 23, 2007...............................................        $0.01328
March 26, 2007..............................................        $0.01334
April 25, 2007..............................................        $0.01283
May 25, 2007................................................        $0.01286
June 25, 2007...............................................        $0.01340
July 25, 2007...............................................        $0.01279
Aug. 24, 2007...............................................        $0.01304
Total distributions.........................................        $0.15543

CLASS C

INCOME DISTRIBUTIONS 99.25% are tax-exempt.
Sept. 25, 2006..............................................        $0.01171
Oct. 26, 2006...............................................        $0.01361
Nov. 27, 2006...............................................        $0.01409
Dec. 18, 2006...............................................        $0.00935
Jan. 23, 2007...............................................        $0.01512
Feb. 23, 2007...............................................        $0.01330
March 26, 2007..............................................        $0.01333
April 25, 2007..............................................        $0.01284
May 25, 2007................................................        $0.01286
June 25, 2007...............................................        $0.01340
July 25, 2007...............................................        $0.01289
Aug. 24, 2007...............................................        $0.01304
Total distributions.........................................        $0.15554

SOURCE OF DISTRIBUTIONS

For dividends paid by the Fund to be tax-exempt, the Fund must have at least 50% of its assets in tax-exempt obligations at the end of each fiscal quarter.

FEDERAL TAXATION

Tax-exempt distributions are exempt from federal income taxes and should not be included in shareholders' gross income. The income from this Fund is subject to the alternative minimum tax (AMT). The AMT percentage at Aug. 31, 2007 was 8.72%.

OTHER TAXATION

Tax-exempt distributions may be subject to state and local taxes. Each shareholder should consult a tax advisor about reporting this income for state and local tax purposes.

--------------------------------------------------------------------------------

                   RIVERSOURCE STATE TAX-EXEMPT FUNDS -- 2007 ANNUAL REPORT  109

RiverSource New York Tax-Exempt Fund

Fiscal year ended Aug. 31, 2007

CLASS A

INCOME DISTRIBUTIONS 98.57% are tax-exempt.
PAYABLE DATE                                                       PER SHARE
Sep. 25, 2006...............................................        $0.01427
Oct. 26, 2006...............................................        $0.01597
Nov. 27, 2006...............................................        $0.01665
Dec. 18, 2006...............................................        $0.01220
Jan. 23, 2007...............................................        $0.01888
Feb. 23, 2007...............................................        $0.01658
March 26, 2007..............................................        $0.01623
April 25, 2007..............................................        $0.01584
May 25, 2007................................................        $0.01595
June 25, 2007...............................................        $0.01645
July 25, 2007...............................................        $0.01594
Aug. 24, 2007...............................................        $0.01590
Total distributions.........................................        $0.19086

CAPITAL GAIN DISTRIBUTION - taxable as long-term capital gain.
PAYABLE DATE                                                       PER SHARE
Dec. 18, 2006...............................................        $0.00452
Total distributions.........................................        $0.19538

CLASS B

INCOME DISTRIBUTIONS 98.57% are tax-exempt.
PAYABLE DATE                                                       PER SHARE
Sep. 25, 2006...............................................        $0.01131
Oct. 26, 2006...............................................        $0.01271
Nov. 27, 2006...............................................        $0.01326
Dec. 18, 2006...............................................        $0.00997
Jan. 23, 2007...............................................        $0.01508
Feb. 23, 2007...............................................        $0.01331
March 26, 2007..............................................        $0.01297
April 25, 2007..............................................        $0.01269
May 25, 2007................................................        $0.01281
June 25, 2007...............................................        $0.01327
July 25, 2007...............................................        $0.01278
Aug. 24, 2007...............................................        $0.01283
Total distributions.........................................        $0.15299

CAPITAL GAIN DISTRIBUTION - taxable as long-term capital gain.
PAYABLE DATE                                                       PER SHARE
Dec. 18, 2006...............................................        $0.00452
Total distributions.........................................        $0.15751

--------------------------------------------------------------------------------

 110 RIVERSOURCE STATE TAX-EXEMPT FUNDS -- 2007 ANNUAL REPORT

CLASS C

INCOME DISTRIBUTIONS 98.57% are tax-exempt.
PAYABLE DATE                                                       PER SHARE
Sep. 25, 2006...............................................        $0.01132
Oct. 26, 2006...............................................        $0.01272
Nov. 27, 2006...............................................        $0.01325
Dec. 18, 2006...............................................        $0.00997
Jan. 23, 2007...............................................        $0.01508
Feb. 23, 2007...............................................        $0.01332
March 26, 2007..............................................        $0.01298
April 25, 2007..............................................        $0.01269
May 25, 2007................................................        $0.01267
June 25, 2007...............................................        $0.01329
July 25, 2007...............................................        $0.01286
Aug. 24, 2007...............................................        $0.01283
Total distributions.........................................        $0.15298

CAPITAL GAIN DISTRIBUTION - taxable as long-term capital gain.
PAYABLE DATE                                                       PER SHARE
Dec. 18, 2006...............................................        $0.00452
Total distributions.........................................        $0.15750

SOURCE OF DISTRIBUTIONS

For dividends paid by the Fund to be tax-exempt, the Fund must have at least 50% of its assets in tax-exempt obligations at the end of each fiscal quarter.

FEDERAL TAXATION

Tax-exempt distributions are exempt from federal income taxes and should not be included in shareholders' gross income. The income from this Fund is subject to the alternative minimum tax (AMT). The AMT percentage at Aug. 31, 2007 was 4.84%.

OTHER TAXATION

Tax-exempt distributions may be subject to state and local taxes. Each shareholder should consult a tax advisor about reporting this income for state and local tax purposes. RiverSource Ohio Tax-Exempt Fund Fiscal year ended Aug. 31, 2007

RiverSource Ohio Tax-Exempt Fund

Fiscal year ended Aug. 31, 2007

CLASS A

INCOME DISTRIBUTIONS 99.19% are tax-exempt.
PAYABLE DATE                                                       PER SHARE
Sept. 25, 2006..............................................        $0.01381
Oct. 26, 2006...............................................        $0.01521
Nov. 27, 2006...............................................        $0.01587
Dec. 18, 2006...............................................        $0.01038
Jan. 23, 2007...............................................        $0.01803
Feb. 23, 2007...............................................        $0.01540
March 26, 2007..............................................        $0.01531
April 25, 2007..............................................        $0.01514
May 25, 2007................................................        $0.01509
June 25, 2007...............................................        $0.01558
July 25, 2007...............................................        $0.01483
Aug. 24, 2007...............................................        $0.01485
Total distributions.........................................        $0.17950

--------------------------------------------------------------------------------

                   RIVERSOURCE STATE TAX-EXEMPT FUNDS -- 2007 ANNUAL REPORT  111

CLASS B

INCOME DISTRIBUTIONS 99.19% are tax-exempt.
PAYABLE DATE                                                       PER SHARE
Sept. 25, 2006..............................................        $0.01074
Oct. 26, 2006...............................................        $0.01180
Nov. 27, 2006...............................................        $0.01235
Dec. 18, 2006...............................................        $0.00806
Jan. 23, 2007...............................................        $0.01407
Feb. 23, 2007...............................................        $0.01199
March 26, 2007..............................................        $0.01190
April 25, 2007..............................................        $0.01181
May 25, 2007................................................        $0.01173
June 25, 2007...............................................        $0.01226
July 25, 2007...............................................        $0.01154
Aug. 24, 2007...............................................        $0.01165
Total distributions.........................................        $0.13990

CLASS C

INCOME DISTRIBUTIONS 99.19% are tax-exempt.
PAYABLE DATE                                                       PER SHARE
Sept. 25, 2006..............................................        $0.01074
Oct. 26, 2006...............................................        $0.01180
Nov. 27, 2006...............................................        $0.01237
Dec. 18, 2006...............................................        $0.00806
Jan. 23, 2007...............................................        $0.01407
Feb. 23, 2007...............................................        $0.01200
March 26, 2007..............................................        $0.01199
April 25, 2007..............................................        $0.01181
May 25, 2007................................................        $0.01144
June 25, 2007...............................................        $0.01223
July 25, 2007...............................................        $0.01163
Aug. 24, 2007...............................................        $0.01166
Total distributions.........................................        $0.13980

SOURCE OF DISTRIBUTIONS

For dividends paid by the Fund to be tax-exempt, the Fund must have at least 50% of its assets in tax-exempt obligations at the end of each fiscal quarter.

FEDERAL TAXATION

Tax-exempt distributions are exempt from federal income taxes and should not be included in shareholders' gross income. The income from this Fund is subject to the alternative minimum tax (AMT). The AMT percentage at Aug. 31, 2007 was 3.60%.

OTHER TAXATION

Tax-exempt distributions may be subject to state and local taxes. Each shareholder should consult a tax advisor about reporting this income for state and local tax purposes.

--------------------------------------------------------------------------------

 112 RIVERSOURCE STATE TAX-EXEMPT FUNDS -- 2007 ANNUAL REPORT

FUND EXPENSES EXAMPLES

(UNAUDITED)

As a shareholder of the Fund, you incur two types of costs: (1) transaction costs, including sales charges (loads) on purchase payments; and (2) ongoing costs, which may include management fees; distribution and service (12b-1) fees; and other Fund fees and expenses. These examples are intended to help you understand your ongoing costs (in dollars) of investing in each Fund and to compare these costs with the ongoing costs of investing in other mutual funds. In addition to the ongoing expenses which the Fund bears directly, the Fund's shareholders indirectly bear the expenses of the funds in which it invests (also referred to as "acquired funds"), including affiliated and non-affiliated pooled investment vehicles (including mutual funds and exchange traded funds). The Fund's indirect expense from investing in the acquired funds is based on the Fund's pro rata portion of the cumulative expenses charged by the acquired funds using the acquired funds expense ratio as of the most recent shareholder report.

These examples are based on an investment of $1,000 invested at the beginning of the period and held for the six months ended Aug. 31, 2007.

ACTUAL EXPENSES

The first line of each table provides information about actual account values and actual expenses. You may use the information in this line, together with the amount you invested, to estimate the expenses that you paid over the period. Simply divide your account value by $1,000 (for example, an $8,600 account value divided by $1,000 = 8.6), then multiply the result by the number in the first line under the heading titled "Expenses paid during the period" to estimate the expenses you paid on your account during this period.

HYPOTHETICAL EXAMPLE FOR COMPARISON PURPOSES

The second line of each table provides information about hypothetical account values and hypothetical expenses based on each Fund's actual expense ratio and an assumed rate of return of 5% per year before expenses, which is not the Fund's actual return. The hypothetical account values and expenses may not be used to estimate the actual ending account balance or expenses you paid for the period. You may use this information to compare the ongoing costs of investing in the Fund and other funds. To do so, compare each 5% hypothetical example with the 5% hypothetical examples that appear in the shareholder reports of the other funds.

Please note that the expenses shown in each table are meant to highlight your ongoing costs only and do not reflect any transactional costs, such as sales charges (loads). Therefore, the second line of each table is useful in comparing ongoing costs only, and will not help you determine the relative total costs of owning different funds. In addition, if these transactional costs were included, your costs would have been higher.

--------------------------------------------------------------------------------

                   RIVERSOURCE STATE TAX-EXEMPT FUNDS -- 2007 ANNUAL REPORT  113

RiverSource California Tax-Exempt Fund


                                                                                              EXPENSES
                                                              BEGINNING         ENDING        PAID DURING    ANNUALIZED
                                                              ACCOUNT VALUE   ACCOUNT VALUE     THE           EXPENSE
                                                              MARCH 1, 2007   AUG. 31, 2007   PERIOD(A)       RATIO(B)
 Class A
   Actual(c)                                                     $1,000         $  984.80        $3.98(d)          .80%
   Hypothetical
   (5% return before expenses)                                   $1,000         $1,021.19        $4.06(d)          .80%
 Class B
   Actual(c)                                                     $1,000         $  981.10        $7.72(d)         1.55%
   Hypothetical
   (5% return before expenses)                                   $1,000         $1,017.41        $7.87(d)         1.55%
 Class C
   Actual(c)                                                     $1,000         $  981.20        $7.74(d)         1.55%
   Hypothetical
   (5% return before expenses)                                   $1,000         $1,017.39        $7.88(d)         1.55%

(a) Expenses are equal to the Fund's annualized expense ratio as indicated above, multiplied by the average account value over the period, multiplied by 184/365 (to reflect the one-half year period).
(b) Annualized expense ratios include interest and fee expense related to the Fund's participation in certain inverse floater programs. Due to an equal increase in interest income from fixed rate municipal bonds held in trust, there is no impact on the Fund's net assets, net asset value per share, total return or net investment income. The ratios excluding interest and fee expense were 0.79% for Class A, 1.54% for Class B and 1.55% for Class
     C. See notes 1 and 11 to the financial statements.
(c) Based on the actual return for the six months ended Aug. 31, 2007: -1.52% for Class A, -1.89% for Class B and -1.88% for Class C.
(d) The investment manager and its affiliates have contractually agreed to waive certain fees and to absorb certain expenses until Aug. 31, 2008, unless sooner terminated at the discretion of the Fund's Board, such that net expenses (excluding interest and fee expenses related to the Fund's participation in certain inverse floater programs and fees and expenses of acquired funds) will not exceed 0.79% for Class A, 1.54% for Class B and 1.54% for Class C. Any amounts waived will not be reimbursed by the Fund. This change was effective Sept. 1, 2007. If this change had been in place for the entire six month period ended Aug. 31, 2007, the actual expenses paid would have been $7.71 for Class B and $7.72 for Class C; the hypothetical expenses paid would have been $7.86 for Class B and $7.86 for Class C. The actual hypothetical expenses paid for Class A would have been the same as those expenses presented in the table above.

RiverSource Massachusetts Tax-Exempt Fund


                                                                                              EXPENSES
                                                              BEGINNING         ENDING        PAID DURING    ANNUALIZED
                                                              ACCOUNT VALUE   ACCOUNT VALUE     THE           EXPENSE
                                                              MARCH 1, 2007   AUG. 31, 2007   PERIOD(A)       RATIO(B)
 Class A
   Actual(c)                                                     $1,000         $  990.30        $4.15(d)          .83%
   Hypothetical
   (5% return before expenses)                                   $1,000         $1,021.04        $4.21(d)          .83%
 Class B
   Actual(c)                                                     $1,000         $  986.60        $7.91(d)         1.58%
   Hypothetical
   (5% return before expenses)                                   $1,000         $1,017.24        $8.03(d)         1.58%
 Class C
   Actual(c)                                                     $1,000         $  984.60        $7.90(d)         1.58%
   Hypothetical
   (5% return before expenses)                                   $1,000         $1,017.24        $8.03(d)         1.58%

(a) Expenses are equal to the Fund's annualized expense ratio as indicated above, multiplied by the average account value over the period, multiplied by 184/365 (to reflect the one-half year period).
(b) Annualized expense ratios include interest and fee expense related to the Fund's participation in certain inverse floater programs. Due to an equal increase in interest income from fixed rate municipal bonds held in trust, there is no impact on the Fund's net assets, net asset value per share, total return or net investment income. The ratios excluding interest and fee expense were 0.79% for Class A, 1.54% for Class B and 1.54% for Class
     C. See notes 1 and 11 to the financial statements.
(c) Based on the actual return for the six months ended Aug. 31, 2007: -0.97% for Class A, -1.34% for Class B and -1.54% for Class C.
(d) The investment manager and its affiliates have contractually agreed to waive certain fees and to absorb certain expenses until Aug. 31, 2008, unless sooner terminated at the discretion of the Fund's Board, such that net expenses (excluding interest and fee expenses related to the Fund's participation in certain inverse floater programs and fees and expenses of acquired funds) will not exceed 0.79% for Class A, 1.54% for Class B and 1.54% for Class C. Any amounts waived will not be reimbursed by the Fund. This change was effective Sept. 1, 2007. If this change had been in place for the entire six month period ended Aug. 31, 2007, the actual expenses paid would have been $7.90 for Class B and $7.88 for Class C; the hypothetical expenses paid would have been $8.02 for Class B and $8.01 for Class C. The actual and hypothetical expenses paid for Class A would have been the same as those expenses presented in the table above.

--------------------------------------------------------------------------------

 114 RIVERSOURCE STATE TAX-EXEMPT FUNDS -- 2007 ANNUAL REPORT

RiverSource Michigan Tax-Exempt Fund


                                                                                              EXPENSES
                                                              BEGINNING         ENDING        PAID DURING    ANNUALIZED
                                                              ACCOUNT VALUE   ACCOUNT VALUE     THE           EXPENSE
                                                              MARCH 1, 2007   AUG. 31, 2007   PERIOD(A)       RATIO(B)
 Class A
   Actual(c)                                                     $1,000         $  997.40        $4.09(d)          .81%
   Hypothetical
   (5% return before expenses)                                   $1,000         $1,021.11        $4.14(d)          .81%
 Class B
   Actual(c)                                                     $1,000         $  991.60        $7.87(d)         1.57%
   Hypothetical
   (5% return before expenses)                                   $1,000         $1,017.30        $7.97(d)         1.57%
 Class C
   Actual(c)                                                     $1,000         $  993.60        $7.87(d)         1.57%
   Hypothetical
   (5% return before expenses)                                   $1,000         $1,017.31        $7.97(d)         1.57%

(a) Expenses are equal to the Fund's annualized expense ratio as indicated above, multiplied by the average account value over the period, multiplied by 184/365 (to reflect the one-half year period).
(b) Annualized expense ratios include interest and fee expense related to the Fund's participation in certain inverse floater programs. Due to an equal increase in interest income from fixed rate municipal bonds held in trust, there is no impact on the Fund's net assets, net asset value per share, total return or net investment income. The ratios excluding interest and fee expense were 0.79% for Class A, 1.55% for Class B and 1.55% for Class
     C. See notes 1 and 11 to the financial statements.
(c) Based on the actual return for the six months ended Aug. 31, 2007: -0.26% for Class A, -0.84% for Class B and -0.64% for Class C.
(d) The investment manager and its affiliates have contractually agreed to waive certain fees and to absorb certain expenses until Aug. 31, 2008, unless sooner terminated at the discretion of the Fund's Board, such that net expenses (excluding interest and fee expenses related to the Fund's participation in certain inverse floater programs and fees and expenses of acquired funds) will not exceed 0.79% for Class A, 1.55% for Class B and 1.54% for Class C. Any amounts waived will not be reimbursed by the Fund. This change was effective Sept. 1, 2007. If this change had been in place for the entire six month period ended Aug. 31, 2007, the actual expenses for Class C would have been $7.85 and the hypothetical expenses for Class C would have been $7.94. The actual and hypothetical expenses paid for Class A and Class B would have been the same as those expenses presented in the table above.

RiverSource Minnesota Tax-Exempt Fund


                                                                                              EXPENSES
                                                              BEGINNING         ENDING        PAID DURING    ANNUALIZED
                                                              ACCOUNT VALUE   ACCOUNT VALUE     THE           EXPENSE
                                                              MARCH 1, 2007   AUG. 31, 2007   PERIOD(A)       RATIO(B)
 Class A
   Actual(c)                                                     $1,000         $  988.40        $5.02(d)         1.00%
   Hypothetical
   (5% return before expenses)                                   $1,000         $1,020.15        $5.10(d)         1.00%
 Class B
   Actual(c)                                                     $1,000         $  986.60        $8.78(d)         1.75%
   Hypothetical
   (5% return before expenses)                                   $1,000         $1,016.37        $8.91(d)         1.75%
 Class C
   Actual(c)                                                     $1,000         $  986.60        $8.78(d)         1.75%
   Hypothetical
   (5% return before expenses)                                   $1,000         $1,016.36        $8.91(d)         1.75%

(a) Expenses are equal to the Fund's annualized expense ratio as indicated above, multiplied by the average account value over the period, multiplied by 184/365 (to reflect the one-half year period).
(b) Annualized expense ratios include interest and fee expense related to the Fund's participation in certain inverse floater programs. Due to an equal increase in interest income from fixed rate municipal bonds held in trust, there is no impact on the Fund's net assets, net asset value per share, total return or net investment income. The ratios excluding interest and fee expense were 0.79% for Class A, 1.54% for Class B and 1.54% for Class
     C. See notes 1 and 11 to the financial statements.
(c) Based on the actual return for the six months ended Aug. 31, 2007: -1.16% for Class A, -1.34% for Class B and -1.34% for Class C.
(d) The investment manager and its affiliates have contractually agreed to waive certain fees and to absorb certain expenses until Aug. 31, 2008, unless sooner terminated at the discretion of the Fund's Board, such that net expenses (excluding interest and fee expenses related to the Fund's participation in certain inverse floater programs and fees and expenses of acquired funds) will not exceed 0.79% for Class A, 1.54% for Class B and 1.54% for Class C. Any amounts waived will not be reimbursed by the Fund. This change was effective Sept. 1, 2007. If this change had been in place for the entire six month period ended Aug. 31, 2007, the actual expenses paid would have been $8.77 for Class B and $8.77 for Class C; the hypothetical expenses paid would have been $8.90 for Class B and $8.90 for Class C. The actual and hypothetical expenses paid for Class A would have been the same as those expenses presented in the table above.

--------------------------------------------------------------------------------

                   RIVERSOURCE STATE TAX-EXEMPT FUNDS -- 2007 ANNUAL REPORT  115

RiverSource New York Tax-Exempt Fund


                                                                                              EXPENSES
                                                              BEGINNING         ENDING        PAID DURING    ANNUALIZED
                                                              ACCOUNT VALUE   ACCOUNT VALUE     THE           EXPENSE
                                                              MARCH 1, 2007   AUG. 31, 2007   PERIOD(A)       RATIO(B)
 Class A
   Actual(c)                                                     $1,000         $  989.60        $5.01(d)         1.00%
   Hypothetical
   (5% return before expenses)                                   $1,000         $1,020.17        $5.09(d)         1.00%
 Class B
   Actual(c)                                                     $1,000         $  985.80        $8.76(d)         1.75%
   Hypothetical
   (5% return before expenses)                                   $1,000         $1,016.38        $8.90(d)         1.75%
 Class C
   Actual(c)                                                     $1,000         $  983.80        $8.78(d)         1.76%
   Hypothetical
   (5% return before expenses)                                   $1,000         $1,016.35        $8.92(d)         1.76%

(a) Expenses are equal to the Fund's annualized expense ratio as indicated above, multiplied by the average account value over the period, multiplied by 184/365 (to reflect the one-half year period).
(b) Annualized expense ratios include interest and fee expense related to the Fund's participation in certain inverse floater programs. Due to an equal increase in interest income from fixed rate municipal bonds held in trust, there is no impact on the Fund's net assets, net asset value per share, total return or net investment income. The ratios excluding interest and fee expense were 0.79% for Class A, 1.54% for Class B and 1.55% for Class
     C. See notes 1 and 11 to the financial statements.
(c) Based on the actual return for the six months ended Aug. 31, 2007: -1.04% for Class A, -1.42% for Class B and -1.62% for Class C.
(d) The investment manager and its affiliates have contractually agreed to waive certain fees and to absorb certain expenses until Aug. 31, 2008, unless sooner terminated at the discretion of the Fund's Board, such that net expenses (excluding interest and fee expenses related to the Fund's participation in certain inverse floater programs and fees and expenses of acquired funds) will not exceed 0.79% for Class A, 1.54% for Class B and 1.54% for Class C. Any amounts waived will not be reimbursed by the Fund. This change was effective Sept. 1, 2007. If this change had been in place for the entire six month period ended Aug. 31, 2007, the actual expenses paid would have been $8.75 for Class B and $8.75 for Class C; the hypothetical expenses paid would have been $8.89 for Class B and $8.89 for Class C. The actual and hypothetical expenses paid for Class A would have been the same as those expenses presented in the table above.

RiverSource Ohio Tax-Exempt Fund


                                                                                              EXPENSES
                                                              BEGINNING         ENDING        PAID DURING    ANNUALIZED
                                                              ACCOUNT VALUE   ACCOUNT VALUE     THE           EXPENSE
                                                              MARCH 1, 2007   AUG. 31, 2007   PERIOD(A)       RATIO(B)
 Class A
   Actual(c)                                                     $1,000         $  990.90        $4.07(d)          .81%
   Hypothetical
   (5% return before expenses)                                   $1,000         $1,021.12        $4.13(d)          .81%
 Class B
   Actual(c)                                                     $1,000         $  987.10        $7.81(d)         1.56%
   Hypothetical
   (5% return before expenses)                                   $1,000         $1,017.34        $7.93(d)         1.56%
 Class C
   Actual(c)                                                     $1,000         $  987.10        $7.81(d)         1.56%
   Hypothetical
   (5% return before expenses)                                   $1,000         $1,017.34        $7.93(d)         1.56%

(a) Expenses are equal to the Fund's annualized expense ratio as indicated above, multiplied by the average account value over the period, multiplied by 184/365 (to reflect the one-half year period).
(b) Annualized expense ratios include interest and fee expense related to the Fund's participation in certain inverse floater programs. Due to an equal increase in interest income from fixed rate municipal bonds held in trust, there is no impact on the Fund's net assets, net asset value per share, total return or net investment income. The ratios excluding interest and fee expense were 0.79% for Class A, 1.54% for Class B and 1.54% for Class
     C. See notes 1 and 11 to the financial statements.
(c) Based on the actual return for the six months ended Aug. 31, 2007: -0.91% for Class A, -1.29% for Class B and -1.29% for Class C.
(d) The investment manager and its affiliates have contractually agreed to waive certain fees and to absorb certain expenses until Aug. 31, 2008, unless sooner terminated at the discretion of the Fund's Board, such that net expenses (excluding interest and fee expenses related to the Fund's participation in certain inverse floater programs and fees and expenses of acquired funds) will not exceed 0.79% for Class A, 1.54% for Class B and 1.54% for Class C. Any amounts waived will not be reimbursed by the Fund. This change was effective Sept. 1, 2007. If this change had been in place for the entire six month period ended Aug. 31, 2007, the actual and hypothetical expenses paid would have been the same as those expenses presented in the table above.

--------------------------------------------------------------------------------

 116 RIVERSOURCE STATE TAX-EXEMPT FUNDS -- 2007 ANNUAL REPORT

BOARD MEMBERS AND OFFICERS

Shareholders elect a Board that oversees the Fund's operations. The Board appoints officers who are responsible for day-to-day business decisions based on policies set by the Board.

The following is a list of the Funds' Board members. Each member oversees 104 RiverSource funds. Board members serve until the next regular shareholders' meeting or until he or she reaches the mandatory retirement age established by the Board. Under the current Board policy, members may serve until the end of the meeting following their 75th birthday, or the fifteenth anniversary of the first Board meeting they attended as members of the Board, whichever occurs first. This policy does not apply to Ms. Jones who may retire after her 75th birthday.

INDEPENDENT BOARD MEMBERS

NAME,
ADDRESS,                     POSITION HELD WITH FUND
AGE                          AND LENGTH OF SERVICE        PRINCIPAL OCCUPATION DURING PAST FIVE YEARS      OTHER DIRECTORSHIPS
-------------------------------------------------------------------------------------------------------------------------------
Kathleen Blatz               Board member since 2006      Chief Justice, Minnesota Supreme Court,
901 S. Marquette Ave.                                     1998-2005
Minneapolis, MN 55402
Age 53
-------------------------------------------------------------------------------------------------------------------------------
Arne H. Carlson              Board member since 1999      Chair, RiverSource Funds, 1999-2006; former
901 S. Marquette Ave.                                     Governor of Minnesota
Minneapolis, MN 55402
Age 72
-------------------------------------------------------------------------------------------------------------------------------
Pamela G. Carlton            Board member since 2007      President, Springboard -- Partners in Cross
901 S. Marquette Ave.                                     Cultural Leadership (consulting company)
Minneapolis, MN 55402
Age 52
-------------------------------------------------------------------------------------------------------------------------------
Patricia M. Flynn            Board member since 2004      Trustee Professor of Economics and
901 S. Marquette Ave.                                     Management, Bentley College; former Dean,
Minneapolis, MN 55402                                     McCallum Graduate School of Business,
Age 56                                                    Bentley College
-------------------------------------------------------------------------------------------------------------------------------
Anne P. Jones                Board member since 1985      Attorney and Consultant
901 S. Marquette Ave.
Minneapolis, MN 55402
Age 72
-------------------------------------------------------------------------------------------------------------------------------
Jeffrey Laikind, CFA         Board member since 2005      Former Managing Director, Shikiar Asset          American Progressive
901 S. Marquette Ave.                                     Management                                       Insurance
Minneapolis, MN 55402
Age 72
-------------------------------------------------------------------------------------------------------------------------------
Stephen R. Lewis, Jr.        Board member since 2002      President Emeritus and Professor of              Valmont Industries,
901 S. Marquette Ave.        and Chair of the Board       Economics, Carleton College                      Inc. (manufactures
Minneapolis, MN 55402        since 2007                                                                    irrigation systems)
Age 68
-------------------------------------------------------------------------------------------------------------------------------
Catherine James Paglia       Board member since 2004      Director, Enterprise Asset Management, Inc.      Strategic
901 S. Marquette Ave.                                     (private real estate and asset management        Distribution, Inc.
Minneapolis, MN 55402                                     company)                                         (transportation,
Age 54                                                                                                     distribution and
                                                                                                           logistics
                                                                                                           consultants)
-------------------------------------------------------------------------------------------------------------------------------
Alison Taunton-Rigby         Board member since 2002      Chief Executive Officer, RiboNovix, Inc.         Hybridon, Inc.
901 S. Marquette Ave.                                     since 2003 (biotechnology); former               (biotechnology);
Minneapolis, MN 55402                                     President, Forester Biotech                      American Healthways,
Age 63                                                                                                     Inc. (health
                                                                                                           management programs)
-------------------------------------------------------------------------------------------------------------------------------

--------------------------------------------------------------------------------

                   RIVERSOURCE STATE TAX-EXEMPT FUNDS -- 2007 ANNUAL REPORT  117

BOARD MEMBER AFFILIATED WITH RIVERSOURCE INVESTMENTS*

NAME,
ADDRESS,                     POSITION HELD WITH FUND
AGE                          AND LENGTH OF SERVICE        PRINCIPAL OCCUPATION DURING PAST FIVE YEARS      OTHER DIRECTORSHIPS
-------------------------------------------------------------------------------------------------------------------------------
William F. Truscott          Board member since           President -- U.S. Asset Management and
53600 Ameriprise             2001, Vice President         Chief Investment Officer, Ameriprise
Financial Center             since 2002                   Financial, Inc. and President, Chairman of
Minneapolis, MN 55474                                     the Board and Chief Investment Officer,
Age 46                                                    RiverSource Investments, LLC since 2005;
                                                          President, Ameriprise Certificate Company
                                                          since 2006; Senior Vice President -- Chief
                                                          Investment Officer, Ameriprise Financial,
                                                          Inc. and Chairman of the Board and Chief
                                                          Investment Officer, RiverSource
                                                          Investments, LLC, 2001-2005
-------------------------------------------------------------------------------------------------------------------------------

* Interested person by reason of being an officer, director, security holder and/or employee of RiverSource Investments.

The SAI has additional information about the Fund's Board members and is available, without charge, upon request by calling RiverSource Funds at (888) 791-3380; contacting your financial institution; or visiting riversource.com/funds.

The Board has appointed officers who are responsible for day-to-day business decisions based on policies it has established. The officers serve at the pleasure of the Board. In addition to Mr. Truscott, who is Vice President, the Fund's other officers are:

FUND OFFICERS

NAME,
ADDRESS,                 POSITION HELD WITH FUND
AGE                      AND LENGTH OF SERVICE     PRINCIPAL OCCUPATION DURING PAST FIVE YEARS
---------------------------------------------------------------------------------------------------------------
Patrick T. Bannigan      President since 2006      Senior Vice President -- Asset Management, RiverSource
172 Ameriprise                                     Investments, LLC since 2006; Managing Director and Global
Financial Center                                   Head of Product, Morgan Stanley Investment Management,
Minneapolis, MN 55474                              2004-2006; President, Touchstone Investments, 2002-2004;
Age 41                                             Director of Strategic Planning, Evergreen Investments,
                                                   1995-2002
---------------------------------------------------------------------------------------------------------------
Michelle M. Keeley       Vice President since      Executive Vice President -- Equity and Fixed Income,
172 Ameriprise           2004                      Ameriprise Financial, Inc. and RiverSource Investments, LLC
Financial Center                                   since 2006; Vice President -- Investments, Ameriprise
Minneapolis, MN 55474                              Certificate Company since 2003; Senior Vice
Age 43                                             President -- Fixed Income, Ameriprise Financial, Inc.,
                                                   2002-2006 and RiverSource Investments, LLC, 2004-2006;
                                                   Managing Director, Zurich Global Assets, 2001-2002
---------------------------------------------------------------------------------------------------------------
Amy K. Johnson           Vice President since      Vice President -- Asset Management and Trust Company
5228 Ameriprise          2006                      Services, RiverSource Investments, LLC since 2006; Vice
Financial Center                                   President -- Operations and Compliance, RiverSource
Minneapolis, MN 55474                              Investments, LLC, 2004-2006; Director of Product
Age 42                                             Development -- Mutual Funds, Ameriprise Financial, Inc.,
                                                   2001-2004
---------------------------------------------------------------------------------------------------------------
Jeffrey P. Fox           Treasurer since 2002      Vice President -- Investment Accounting, Ameriprise
105 Ameriprise                                     Financial, Inc. since 2002; Vice President -- Finance,
Financial Center                                   American Express Company, 2000-2002
Minneapolis, MN 55474
Age 52
---------------------------------------------------------------------------------------------------------------
Scott R. Plummer         Vice President, General   Vice President and Chief Counsel -- Asset Management,
5228 Ameriprise          Counsel and Secretary     Ameriprise Financial, Inc. since 2005; Vice President,
Financial Center         since 2006                General Counsel and Secretary, Ameriprise Certificate
Minneapolis, MN 55474                              Company since 2005; Vice President -- Asset Management
Age 48                                             Compliance, Ameriprise Financial, Inc., 2004-2005; Senior
                                                   Vice President and Chief Compliance Officer, U.S. Bancorp
                                                   Asset Management, 2002-2004; Second Vice President and
                                                   Assistant General Counsel, Hartford Life, 2001-2002
---------------------------------------------------------------------------------------------------------------
Jennifer D. Lammers      Chief Compliance Officer  U.S. Asset Management Chief Compliance Officer, RiverSource
172 Ameriprise           since 2006                Investments, LLC since 2006; Director -- Mutual Funds,
Financial Center                                   Voyageur Asset Management, 2003-2006; Director of Finance,
Minneapolis, MN 55474                              Voyageur Asset Management, 2000-2003
Age 46
---------------------------------------------------------------------------------------------------------------
Neysa M. Alecu           Money Laundering          Compliance Director and Anti-Money Laundering Officer,
2934 Ameriprise          Prevention Officer since  Ameriprise Financial, Inc. since 2004; Manager Anti- Money
Financial Center         2004                      Laundering, Ameriprise Financial, Inc., 2003-2004;
Minneapolis, MN 55474                              Compliance Director and Bank Secrecy Act Officer, American
Age 43                                             Express Centurion Bank, 2000-2003
---------------------------------------------------------------------------------------------------------------

--------------------------------------------------------------------------------

 118 RIVERSOURCE STATE TAX-EXEMPT FUNDS -- 2007 ANNUAL REPORT

APPROVAL OF INVESTMENT MANAGEMENT SERVICES AGREEMENT

RiverSource Investments, LLC ("RiverSource"), a wholly-owned subsidiary of Ameriprise Financial, Inc. ("Ameriprise Financial"), serves as the investment manager to RiverSource California Tax-Exempt Fund, RiverSource Massachusetts Tax-Exempt Fund, RiverSource Michigan Tax-Exempt Fund, RiverSource Minnesota Tax-Exempt Fund, RiverSource New York Tax-Exempt Fund and RiverSource Ohio Tax-Exempt Fund (each a "State Tax-Exempt Fund" and collectively, the "State Tax-Exempt Funds"). Under an investment management services agreement (the "IMS Agreement") RiverSource provides investment advice and other services to the State Tax-Exempt Funds and all RiverSource funds (collectively, the "Funds"). The Funds' Board of Trustees (the "Board") and the Board's Investment Review and Contracts Committees monitor these services throughout the year.

On an annual basis, the Board, including the independent Board members (the "Independent Directors"), considers renewal of the IMS Agreement. RiverSource prepares detailed reports for the Board and its Contracts Committee in March and April, including reports based on data provided by independent organizations to assist the Board in making this determination. In addition, throughout the year, the Board (or its committees) reviews information prepared by RiverSource addressing the services RiverSource provides and each State Tax-Exempt Fund's performance. The Board accords particular weight to the work, deliberations and conclusions of the Contracts and Investment Review Committees in determining whether to continue the IMS Agreement. At the April 11-12, 2007 in-person Board meeting, independent legal counsel to the Independent Directors reviewed with the Independent Directors various factors relevant to the Board's consideration of advisory agreements and the Board's legal responsibilities related to such consideration. Following an analysis and discussion of the factors identified below, the Board, including all of the Independent Directors, approved renewal of the IMS Agreement.

Nature, Extent and Quality of Services Provided by RiverSource:   The Board
analyzed various reports and presentations it had received detailing the services performed by RiverSource, as well as its expertise, resources and capabilities. The Board specifically considered many developments during the past year concerning the services provided by RiverSource, including, in particular, the growing strength and capabilities of many RiverSource offices and the increased investment and resources dedicated to the State Tax-Exempt Funds' operations, particularly in the areas of trading systems, legal and compliance. Further, in connection with the Board's evaluation of the overall package of services provided by RiverSource, the Board considered the quality of the administrative, custody and transfer agency services provided by RiverSource affiliates to the State Tax-Exempt Funds. The Board also reviewed the financial condition of RiverSource and the entity's ability to carry out its responsibilities under the IMS Agreement. The Board also discussed the acceptability of the terms of the IMS Agreement (including the relatively broad scope of services required to be performed by RiverSource). The Board concluded that the services being performed under the IMS Agreement were of a reasonably high quality.

Based on the foregoing, and based on other information received (both oral and written, including the information on investment performance referenced below) and other considerations, the Board determined that RiverSource was in a position to continue to provide a high quality and level of services to the State Tax-Exempt Funds.

Investment Performance: For purposes of evaluating the nature, extent and quality of services provided under the IMS Agreement, the Board carefully reviewed the investment performance of each of the State Tax-Exempt Funds. In this regard, the Board considered: (i) detailed reports containing data prepared by an independent organization showing, for various periods, the performance of each State Tax-Exempt Fund, the performance of a benchmark index, the percentage ranking of each State Tax-Exempt Fund among its comparison group and the net assets of each State Tax-Exempt Fund; and (ii) a report detailing each State Tax-Exempt Fund's performance over various periods (including since inception), recent State Tax-Exempt Fund inflows (and outflows) and a comparison of each State Tax-Exempt Funds' net assets from December 2006 to December 2005. The Board observed that the investment performance of each State Tax-Exempt Fund, with the exception of RiverSource Michigan Tax-Exempt Fund, was appropriate in light of the particular management style and market conditions involved and for RiverSource Michigan Tax-Exempt Fund, reflected the interrelationship of particular market conditions with the specific management style employed by the portfolio management team.

Comparative Fees, Costs of Services Provided and the Profits Realized By RiverSource and its Affiliates from their Relationships with the Fund: The Board reviewed comparative fees and the costs of services to be provided under the IMS Agreement. The Board members considered detailed comparative information set forth in an annual report on fees and expenses, including, among other things, data (prepared by an independent organization) showing a comparison of each State Tax-Exempt Fund's expenses with median expenses paid by funds in its peer group, as well as data showing each State Tax-Exempt Fund's contribution to RiverSource's profitability. The Board accorded particular weight to the notion that the level of fees should

--------------------------------------------------------------------------------

                   RIVERSOURCE STATE TAX-EXEMPT FUNDS -- 2007 ANNUAL REPORT 119 reflect a rational pricing model applied consistently across the various product lines in the Funds' family, while assuring that the overall fees for each fund are generally in line with the "pricing philosophy" (i.e., that the total expense ratio of each fund, with few exceptions, is at or below the median expense ratio of funds in the same comparison group). The Board took into account that each State Tax-Exempt Fund's total expense ratio (after considering proposed expense caps/waivers) was below the peer group's median expense ratio shown in the reports. Based on its review, the Board concluded that each State Tax-Exempt Fund's management fee was fair and reasonable in light of the extent and quality of services that each State Tax-Exempt Fund receives.

The Board also considered the expected profitability of RiverSource and its affiliates in connection with RiverSource providing investment management services to the State Tax-Exempt Funds. In this regard, the Board referred to a detailed profitability report, discussing the profitability to RiverSource and Ameriprise Financial from managing and operating the State Tax-Exempt Funds, including data showing comparative profitability. The Board also considered the services acquired by the investment manager through the use of commission dollars paid by the Funds on portfolio transactions. The Board noted that the fees paid by the State Tax-Exempt Funds should permit the investment manager to offer competitive compensation to its personnel, make necessary investments in its business and earn an appropriate profit. The Board concluded that profitability levels were reasonable.

Economies of Scale to be Realized: The Board also considered the economies of scale that might be realized by RiverSource as each State Tax-Exempt Fund grows and took note of the extent to which State Tax-Exempt Fund shareholders might also benefit from such growth. The Board considered that the IMS Agreement provides for lower fees as assets increase at pre-established breakpoints and concluded that the IMS Agreement satisfactorily provided for sharing these economies of scale.

Based on the foregoing, the Board, including all of the Independent Directors, concluded that the investment management service fees were fair and reasonable in light of the extent and quality of services provided. In reaching this conclusion, no single factor was determinative. On April 12, 2007, the Board, including all of the Independent Directors, approved the renewal of the IMS Agreement.

PROXY VOTING

The policy of the Board is to vote the proxies of the companies in which the Fund holds investments consistent with the procedures as stated in the Statement of Additional Information (SAI). You may obtain a copy of the SAI without charge by calling RiverSource Funds at (888) 791-3380; contacting your financial institution; visiting riversource.com/funds; or searching the website of the Securities and Exchange Commission (SEC) at http://www.sec.gov. Information regarding how the Fund voted proxies relating to portfolio securities is filed with the SEC by August 31 for the most recent 12-month period ending June 30 of that year, and is available without charge by visiting riversource.com/funds; or searching the website of the SEC at www.sec.gov.

CHANGE IN INDEPENDENT REGISTERED PUBLIC ACCOUNTING FIRM

On April 12, 2007, Ernst & Young LLP was selected as the Funds' independent registered public accounting firm for the 2007 fiscal year. A majority of the Funds' Board of Trustees, including a majority of the Independent Trustees, approved the appointment of Ernst & Young LLP. The predecessor independent registered public accounting firm's reports on the Funds' financial statements for the period ended Aug. 31, 2006 and the years ended June 30, 2006 and 2005 contained no adverse opinion or disclaimer of opinion and were not qualified or modified as to uncertainty, audit scope or accounting principles. During such fiscal periods and through April 12, 2007 there were no disagreements between the Funds and the predecessor independent registered public accounting firm on any matter of accounting principles or practices, financial statement disclosure, or auditing scope or procedures, which such disagreements, if not resolved to the satisfaction of the predecessor independent registered public accounting firm, would have caused them to make reference to the subject matter of the disagreement in connection with their reports on the financial statements for such fiscal periods.

--------------------------------------------------------------------------------

 120 RIVERSOURCE STATE TAX-EXEMPT FUNDS -- 2007 ANNUAL REPORT

(RIVERSOURCE INVESTMENTS LOGO)

RIVERSOURCE STATE TAX-EXEMPT FUNDS
734 AMERIPRISE FINANCIAL CENTER
MINNEAPOLIS, MN 55474

RIVERSOURCE.COM/FUNDS

This report must be accompanied or preceded by the Fund's
current prospectus. RiverSource(R) mutual funds are
distributed by RiverSource Distributors, Inc., Member FINRA, and managed by RiverSource Investments, LLC. These companies are part of Ameriprise Financial, Inc.
(C)2007 RiverSource Distributors, Inc.                         S-6328 AF (10/07)

Item 2. (a) The Registrant has adopted a code of ethics that applies to the Registrant's principal executive officer and principal financial officer. A copy of the code of ethics is filed as an exhibit to this form N-CSR.

         (b) During the period covered by this report, there were not any amendments to the provisions of the code of ethics adopted in 2(a) above.

         (c) During the period covered by this report, there were not any implicit or explicit waivers to the provisions of the code of ethics adopted in 2(a).

Item 3. The Registrant's board of directors has determined that independent directors Pamela G. Carlton, Jeffrey Laikind and Anne P. Jones, each qualify as audit committee financial experts.

ITEM 4.  PRINCIPAL ACCOUNTANT FEES AND SERVICES

Fund - Related Fees

(a) Audit Fees. The fees for the year ended Aug. 31, to Ernst & Young LLP for professional services rendered for the audit of the annual financial statements for RiverSource California Tax-Exempt Trust were as follows:

                                 2007 - $24,650

(b) Audit - Related Fees. The fees for the year ended Aug. 31, to Ernst & Young LLP for additional professional services rendered in connection with the registrant's semiannual financial statement review for RiverSource California Tax-Exempt Trust were as follows:

                                   2007 - $350

(c) Tax Fees. The fees for the year ended Aug. 31, to Ernst & Young LLP for tax compliance related services for RiverSource California Tax-Exempt Trust were as follows:

                                  2007 - $3,000

(d) All Other Fees. The fees for the year ended Aug. 31, to Ernst & Young LLP for additional professional services rendered for RiverSource California Tax-Exempt Trust were as follows:

                                    2007 - $0

         (e) (1) Audit Committee Pre-Approval Policy. Pursuant to Sarbanes-Oxley pre-approval requirements, all services to be performed by Ernst & Young LLP for the registrant and to the registrant's investment adviser and any entity controlling, controlled by, or under common control with the investment adviser that provides ongoing services to the registrant must be pre-approved by the audit committee.

(e) (2) 100% of the services performed for items (b) through (d) above during 2007 were pre-approved by the audit committee.

(f)      Not applicable.

(g) Non-Audit Fees. The fees for the year ended Aug. 31, to Ernst & Young LLP by the registrant for non-audit fees and by the registrant's investment adviser, and any entity controlling, controlled by, or under common control with the adviser that provides ongoing services to the registrant were as follows:

                                 2007 - $511,430

(h) 100% of the services performed in item (g) above during 2007 were pre-approved by the Ameriprise Financial Audit Committee and/or the RiverSource Mutual Funds Audit Committee.

Item 5.  Audit Committee of Listed Registrants. Not applicable.

Item 6. The complete schedule of investments is included in Item 1 of this Form N-CSR.

Item 7. Disclosure of Proxy Voting Policies and Procedures for Closed-End Management Investment Companies. Not applicable.

Item 8. Portfolio Managers of Closed-End Management Investment Companies. Not applicable.

Item 9. Purchase of Equity Securities by Closed-End Management Investment Company and Affiliated Purchasers. Not applicable.

Item 10. Submission of matters to a vote of security holders. Not applicable.

Item 11. Controls and Procedures.

         (a) Based upon their evaluation of the registrant's disclosure controls and procedures as conducted within 90 days of the filing date of this Form N-CSR, the registrant's Principal Financial

         Officer and Principal Executive Officer have concluded that those disclosure controls and procedures provide reasonable assurance that the material information required to be disclosed by the registrant on this report is recorded, processed, summarized and reported within the time periods specified in the Securities and Exchange Commission's rules and forms.

         (b) There were no changes in the registrant's internal controls over financial reporting that occurred during the registrant's last fiscal half-year (the registrant's second fiscal half-year in the case of an annual report) that has materially affected, or is reasonably likely to materially affect, the registrant's internal control over financial reporting.

Item 12. Exhibits.

         (a)(1) Code of ethics as applies to the Registrant's principal executive officer and principal financial officer, as required to be disclosed under Item 2 of Form N-CSR, is attached as Ex. 99.CODE ETH.

         (a)(2) Separate certification for the Registrant's principal executive officer and principal financial officer, as required by Section 302 of the Sarbanes-Oxley Act of 2002 and Rule 30a-2(a) under the Investment Company Act of 1940, are attached as EX.99.CERT.

         (a)(3) Not applicable.

         (b) A certification by the Registrant's principal executive officer and principal financial officer, pursuant to Section 906 of the Sarbanes-Oxley Act of 2002 and Rule 30a-2(b) under the Investment Company Act of 1940, is attached as EX.99.906 CERT.

                                   SIGNATURES

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, the Registrant has duly caused this report to be signed on its behalf by the undersigned, thereunto duly authorized.

(Registrant) RiverSource California Tax-Exempt Trust


By /s/ Patrick T. Bannigan
   -----------------------------------------
   Patrick T. Bannigan
   President and Principal Executive Officer

Date November 2, 2007

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, this report has been signed below by the following persons on behalf of the Registrant and in the capacities and on the dates indicated.


By /s/ Patrick T. Bannigan
   -----------------------------------------
   Patrick T. Bannigan
   President and Principal Executive Officer

Date November 2, 2007


By /s/ Jeffrey P. Fox
   -----------------------------------------
   Jeffrey P. Fox
   Treasurer and Principal Financial Officer

Date November 2, 2007